Expedition Funds

Expedition Equity Fund
Expedition Equity Income Fund
Expedition Investment Grade Bond Fund
Expedition Tax-Free Investment Grade Bond Fund
Expedition Money Market Fund
Expedition Tax-Free Money Market Fund

101 Federal Street
Boston, Massachusetts 02110

January 1, 2005

Dear Shareholder:

On behalf of the Board of Trustees of the Expedition Funds (“Expedition”), we are pleased to invite you to a special meeting of shareholders of the Expedition funds named above (each an “Expedition Fund”) to be held at 10:00 a.m. (Eastern time) on February 24, 2005 at the offices of Expedition’s administrator, SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456 (the “Special Meeting”). At the Special Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization, dated as of December 10, 2004 (the “Reorganization Agreement”), by and between Expedition and the Goldman Sachs Trust (“Goldman Trust”), which contemplates the reorganization of each of the Expedition Funds into a corresponding fund and share class (as listed below) of the Goldman Trust (each a “Goldman Fund”).

Expedition Equity Fund	Goldman Sachs CORESM U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Equity Income Fund	Goldman Sachs Growth and Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Investment Grade Bond Fund	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Tax-Free Investment Grade Bond Fund	Goldman Sachs Municipal Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Money Market Fund	Goldman Sachs Financial Square Prime Obligations Fund
Institutional Shares	FST Administration Shares
Investment Service Shares	FST Service Shares

Expedition Tax-Free Money Market Fund	Goldman Sachs Financial Square Tax-Free Money Market Fund
Institutional Shares	FST Administration Shares
Investment Service Shares	FST Service Shares

Expedition’s Board of Trustees unanimously recommends that you vote to approve the proposed reorganization.

In considering these matters, you should note:

•	Similar Investment Objectives and Policies

Each of the Expedition Funds is proposed to be reorganized into existing Goldman Funds, each of which has investment objectives and policies that are, in general, similar to those of its corresponding Expedition Fund.

•	Same Aggregate Value of Shares

The Goldman Fund shares you receive in the reorganization will have the same total dollar value as the total dollar value of the Expedition Fund shares that you held immediately prior to the reorganization. The exchange of Expedition Fund shares for Goldman Fund shares is intended to be tax-free under federal income tax laws (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position), and no front-end or contingent deferred sales loads will be charged as a result of the exchange.

•	Reasons for the Reorganization

As of October 6, 2004, the Expedition Funds had total assets of $1.095 billion and except for the Expedition Money Market Fund, no single Expedition Fund had assets in excess of $160 million. Managing mutual funds in an efficient and profitable manner requires significant assets per portfolio and in the aggregate. It has become increasingly difficult for a relatively small mutual fund operation such as Expedition to compete. Compass Asset Management, a Division of Compass Bank (“CAM”), the investment adviser of the Expedition Funds, is concerned about the long-term viability of the Expedition Funds due to their relatively low asset size and the decline in net assets of the Expedition Funds in recent years. Moreover, the infrastructure and oversight (and associated costs) needed to comply with new regulations recently promulgated by the Securities and Exchange Commission have placed significantly greater regulatory and economic burdens on CAM and the Expedition Funds. After exploring various options, CAM decided to recommend to the Expedition Board of Trustees that they approve the reorganization of the Expedition Funds into corresponding portfolios of the Goldman Trust.

CAM recommended that the Expedition Board of Trustees approve the proposed reorganization because the proposed reorganization is expected to offer Expedition Fund shareholders, among other things:

(1)	The opportunity to become part of a larger and more diverse family of mutual funds representing many asset classes. Many Expedition Fund shareholders will be able to exchange their shares among most or all of those funds;

(2)	The opportunity to invest in a family of funds managed by an investment adviser that has extensive investment management resources and research capabilities;

(3)	The opportunity to invest in larger funds which can potentially use their increased asset size to achieve greater portfolio diversification and spread relatively fixed costs, such as legal fees, over a larger asset base;

(4)	The opportunity to invest in a family of funds that, generally, has demonstrated the ability to attract new investors over time;

(5)	The expected tax-free nature of the reorganization for federal income tax purposes; and

(6)	The projected post-reorganization total fund operating expense ratios (both before and after waivers) of the Goldman CORE U.S. Equity, Growth and Income, Core Fixed Income, Municipal Income and Financial Square Prime Obligations Fund will be lower than its corresponding Expedition Fund. The Goldman Sachs Financial Square Tax-Free Money Market Fund’s projected post-reorganization total fund operating expense ratios (before waivers) will be lower than its Corresponding Expedition Fund and its projected post-reorganization total fund operating expense ratios (after waivers) will be the same as its Corresponding Expedition Fund.

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The Expedition Trustees also considered the future prospects of the Expedition Funds if the reorganization was not effected and Expedition’s continuing viability as a separate mutual fund complex.

To see how the reorganization will affect your Expedition Fund, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the corresponding Goldman Funds.

The formal Notice of Special Meeting, a Combined Proxy Statement/Prospectus, a Proxy Ballot and certain Goldman Fund prospectuses are enclosed. If you own shares in more than one of the Expedition Funds, more than one Proxy Ballot accompanies these materials. Please be sure to vote and return each Proxy Ballot.

Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

1.	Internet — Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed proxy card. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the proxy card.

2.	Telephone — Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free telephone number and required control number are printed on your enclosed proxy card. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the proxy card.

3.	By mail — If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.

Please return your proxy card(s) or follow the instructions in the enclosed materials to vote on-line or by telephone so that your vote will be counted.

Your vote is important to us regardless of the number of shares that you own. Please vote by returning your proxy ballot(s) today in the enclosed postage-paid envelope. You also may vote your proxy by a toll-free phone call or by voting on-line, as indicated in the enclosed materials.

The proposed reorganization and the reasons for the Expedition Board of Trustees’ unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the reorganization, please do not hesitate to contact Expedition toll free at 1-800-992-2085.

We look forward to your attendance at the Special Meeting or receiving your proxy card(s) or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

Sincerely,

James F. Volk
President

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EXPEDITION FUNDS
GOLDMAN SACHS TRUST
January 1, 2005

Questions & Answers

For Shareholders of the Expedition Funds:

The following questions and answers provide an overview of the proposals to reorganize your portfolio of the Expedition Funds (“Expedition”) into a corresponding portfolio offered by the Goldman Sachs Trust (the “Goldman Trust”). We also encourage you to read the full text of the combined proxy statement/prospectus (the “Proxy/Prospectus”) that follows.

Q:	What are Expedition shareholders being asked to vote upon?

A:	Expedition shareholders are being asked in the attached Proxy/Prospectus to consider and approve a proposal to reorganize each of the portfolios offered by Expedition (each, an “Expedition Fund”) into a corresponding portfolio offered by the Goldman Trust (each, a “Goldman Fund”).

Q:	Why has the reorganization of the Expedition Funds into corresponding Goldman Funds been recommended?

A:	The Board of Trustees of Expedition has determined that the reorganization of each of the Expedition Funds into a corresponding Goldman Fund is in the best interests of the shareholders of each of the Expedition Funds. In approving the reorganization, the Expedition Board of Trustees considered the continued viability of Expedition, due to its relatively small asset size and lack of growth and prospects for growth, and the expected increase in compliance costs as a result of recent regulatory initiatives. The Expedition Board of Trustees also considered and evaluated the recommendations of Compass Asset Management, a Division of Compass Bank (“CAM”), Expedition’s investment adviser, that the reorganization with portfolios of the Goldman Trust would provide Expedition shareholders with the following benefits: access to a broader array of mutual funds, the potential for individual Goldman Funds to achieve greater portfolio diversification and spread relatively fixed costs, such as legal fees, over a larger asset base; the demonstrated ability of the Goldman Trust, generally, to attract new investors over time; extensive investment management resources and research capabilities of Goldman Sachs Asset Management, L.P. (“GSAM”) and its affiliates; and projected lower expense ratios of the corresponding Goldman Funds. The Trustees also considered the future prospects of the Expedition Funds if the reorganization was not effected. In addition, the Trustees also considered that: (1) GSAM will pay CAM at least $400,000 in connection with the reorganization and certain related transactions including to defray certain reorganization expenses for which CAM has otherwise agreed to be responsible; and (2) CAM will be entering into revenue sharing, distribution and servicing agreements whereby CAM and/or its affiliates will be compensated by GSAM and its affiliates based on both the amount of assets from CAM or affiliated accounts invested in the Goldman Funds and the performance of certain services by CAM or certain affiliates that benefit the shareholders of the Goldman Funds and GSAM.

Q:	What is the anticipated timing of the reorganization?

A:	The meeting of shareholders to consider the proposal is scheduled to occur on February 24, 2005. If all necessary approvals are obtained, the proposed reorganization will likely take place on February 25, 2005.

Q:	Who will receive the Proxy/Prospectus material?

A:	The Proxy/Prospectus has been mailed to all persons and entities that held shares of record in an Expedition Fund on January 3, 2005. Please note that in some cases record ownership of and/or

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voting authority over Expedition Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the combined Proxy/Prospectus.

Q:	How are the Expedition Funds proposed to be reorganized?

A:	As you may know, Expedition consists of six separate mutual funds, each of which would be affected by the proposed reorganization. The proposed agreement and plan of reorganization for these Expedition Funds, approved by the Expedition Board of Trustees, contemplates the reorganization of these Expedition Funds into six existing Goldman Funds having similar investment objectives and policies. Under the proposed agreement and plan of reorganization, each Expedition Fund will be reorganized into the Goldman Fund listed directly opposite such Expedition Fund in the table below. Prior to the consummation of the reorganization, it is anticipated that all shareholders of the Sweep Class Shares of the Expedition Money Market Fund and the Expedition Tax-Free Money Market Fund will redeem their Sweep Class Shares, and the Sweep Class Shares will be closed to new investors.

Expedition Equity Fund	Goldman Sachs CORESM U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Equity Income Fund	Goldman Sachs Growth and Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Investment Grade Bond Fund	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Tax-Free Investment Grade Bond Fund	Goldman Sachs Municipal Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Money Market Fund	Goldman Sachs Financial Square Prime Obligations Fund
Institutional Shares	FST Administration Shares
Investment Service Shares	FST Service Shares

Expedition Tax-Free Money Market Fund	Goldman Sachs Financial Square Tax-Free Money Market Fund
Institutional Shares	FST Administration Shares
Investment Service Shares	FST Service Shares

Q:	Which class of shares of the Goldman Funds will I receive in the reorganization?

A:	In general, Expedition shareholders will receive the Goldman Fund share class comparable to their Expedition Fund share class. For example, holders of Expedition Class A Shares will receive Goldman Fund Class A Shares, and holders of Expedition Class B Shares will receive Goldman Fund Class B Shares. Holders of Expedition Institutional Shares will receive Goldman Fund Institutional Shares, except that holders of Institutional Shares of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund will receive FST Administration Shares of the Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund, respectively. Holders of Expedition Investment Service Shares will receive Goldman Fund FST Service Shares.

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If the reorganization is approved by shareholders, Expedition Fund shareholders who do not wish to have their Expedition Fund shares exchanged for shares of a corresponding Goldman Fund as part of the reorganization should redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the reorganization and your shares are subject to a contingent deferred sales load, your redemption proceeds will be reduced by any applicable sales load.

Q:	What are the costs and federal tax implications to shareholders in connection with the proposed reorganization?

A:	Neither Expedition nor the Goldman Trust will bear any direct fees or expenses in connection with the reorganization or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the Expedition Funds in preparation for, or immediately following, the reorganization. Under the proposed reorganization agreement, CAM is responsible for all of the following fees and expenses in connection with entering into and carrying out the transactions contemplated by the reorganization agreement whether or not the transactions contemplated are concluded: (1) counsel fees and legal expenses of both Expedition (and of its independent trustees) and Goldman Trust incurred in connection with (i) the drafting and filing of certain documents relating to the reorganization, and (ii) the provision of legal advice related to such documents and the consideration and approval of the reorganization (“Legal Expenses”), (2) tax services, (3) proxy printing costs, proxy mailing costs and proxy solicitation costs, if any, (4) audit services, (5) explicit brokerage transaction expenses associated with the reorganization (whether incurred before or after the effective time of the reorganization), (6) account conversion expenses, (7) penalties, if any, involving termination of Expedition’s service contracts, (8) applicable foreign, federal or state stock transfer stamps and any other stamp duty taxes and (9) expenses (including legal fees) of liquidation and dissolution of the Expedition Funds (such expenses, collectively, the “Reorganization Expenses”). GSAM has agreed to pay to CAM an amount equal to at least $400,000 (the “Expense Payment Amount”) in connection with the reorganization and certain related transactions including to defray Reorganization Expenses and costs and expenses associated with certain related transactions. CAM is responsible for payment of all Reorganization Expenses, whether or nor the reorganization is concluded, in excess of the Expense Payment Amount. In addition, except as provided above with respect to Legal Expenses, CAM, with respect to Expedition and the Expedition Funds, and GSAM, with respect to Goldman Trust and the Goldman Funds, shall be responsible for their respective counsel fees and legal expenses incurred in connection with entering into and carrying out the transactions contemplated by the reorganization agreement.

No sales charge will be imposed on the shares of the Goldman Funds issued to you in the reorganization, which means that the aggregate value of the Goldman Fund shares issued to you will be equal to the aggregate value of the Expedition Fund shares that you own immediately prior to the reorganization. In addition, the exchange of Expedition Fund shares for Goldman Fund shares is intended to be tax-free under federal income tax laws (however there can be no assurance that the Internal Revenue Service will not adopt a contrary position). However, the sale of securities by an Expedition Fund prior to the reorganization, whether in the ordinary course of business or in anticipation of the reorganization, could increase the amount of the final distribution made by an Expedition Fund prior to the reorganization. Immediately prior to the reorganization, all Expedition Funds will declare and pay to shareholders a final distribution of all of its investment company taxable income for taxable years before the effective time of the reorganization and all of its net capital gain, if any, recognized in taxable years ending on or before the effective time of the reorganization.

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Expedition Funds

Expedition Equity Fund
Expedition Equity Income Fund
Expedition Investment Grade Bond Fund
Expedition Tax-Free Investment Grade Bond Fund
Expedition Money Market Fund
Expedition Tax-Free Money Market Fund

101 Federal Street
Boston, Massachusetts 02110

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held On February 24, 2005

To Shareholders of Expedition Funds:

NOTICE IS GIVEN THAT a special meeting of the shareholders (the “Special Meeting”) of the investment portfolios named above (each, an “Expedition Fund,” and together, the “Expedition Funds”) of the Expedition Funds (“Expedition”), will be held at 10:00 a.m. (Eastern time), on February 24, 2005, at the offices of Expedition’s administrator, SEI Investment Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456 for the purpose of considering and voting upon:

ITEM 1. A proposal to approve an Agreement and Plan of Reorganization by and between Expedition and the Goldman Sachs Trust (the “Goldman Trust”), which provides for and contemplates: (1) the transfer of all of the assets and liabilities (except those explicitly excluded as provided in the Agreement and Plan of Reorganization) of each Expedition Fund to a corresponding investment portfolio of the Goldman Trust (each, a “Goldman Fund,” and collectively, the “Goldman Funds”) in exchange for shares of the designated classes of the corresponding Goldman Fund; (2) the distribution of the shares of designated classes of the corresponding Goldman Fund to the shareholders of each Expedition Fund in liquidation of each of the Expedition Funds; and (3) deregistration of Expedition as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and Expedition’s termination as a Massachusetts business trust under Massachusetts law.

Item 1 is described in the attached Combined Proxy Statement/Prospectus. Your Trustees unanimously recommend that you vote in favor of the proposal.

Shareholders of record as of the close of business on January 3, 2005 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

You are requested to mark, date, sign and return promptly in the enclosed envelope the accompanying proxy ballot(s) that is/are being solicited by the Expedition Board of Trustees. This is important to ensure a quorum at the Special Meeting. You also may return proxies by: 1) touch-tone voting or 2) voting on-line. Proxies may be revoked at any time before they are exercised by submitting to Expedition a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

By Order of the Board of Trustees,

James F. Volk
President

We need your proxy vote immediately. By law, the Special Meeting will have to be adjourned with respect to a particular Expedition Fund without conducting any business if not more than fifty percent of the total number of outstanding shares of such Fund entitled to vote are present in person or represented by proxy. In that event, Expedition would continue to solicit votes for a certain period of time in an attempt to achieve a quorum. Please return your proxy ballot(s) immediately or vote on-line or by telephone.

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COMBINED PROXY STATEMENT/PROSPECTUS
January 1, 2005

EXPEDITION FUNDS
101 Federal Street
Boston, Massachusetts 02110
1-800-992-2085

GOLDMAN SACHS TRUST
4900 Sears Tower
Chicago, Illinois 60606-6303
1-800-526-7384

This combined proxy statement/prospectus (“Proxy/Prospectus”) is being sent to shareholders of the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund, Expedition Tax-Free Investment Grade Bond Fund, Expedition Money Market Fund and Expedition Tax-Free Money Market Fund (each, an “Expedition Fund,” and collectively, the “Expedition Funds”). The Board of Trustees of the Expedition Funds (“Expedition”) has called a Special Meeting of Shareholders (the “Special Meeting”) at the offices of Expedition’s administrator, SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456 on February 24, 2005 at 10:00 a.m. Eastern time.

At the Special Meeting, shareholders will be asked:

•	To approve a proposed Agreement and Plan of Reorganization dated as of December 10, 2004 (the “Reorganization Agreement”), by and between Expedition and the Goldman Sachs Trust (the “Goldman Trust”), which provides for and contemplates: (1) the transfer of all of the assets and liabilities (except those explicitly excluded as provided in the Reorganization Agreement) of each Expedition Fund to a corresponding investment portfolio of the Goldman Trust (each, a “Goldman Fund,” and collectively, the “Goldman Funds”) in exchange for the shares of designated classes of the corresponding Goldman Fund; (2) the distribution of the shares of designated classes of the corresponding Goldman Fund to shareholders of each Expedition Fund in liquidation of each of the Expedition Funds; and (3) deregistration of Expedition as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and Expedition’s termination as a Massachusetts business trust under Massachusetts law.

Reorganization Agreement. The Reorganization Agreement, which is attached as Appendix A, provides for the transfer of all of the assets and liabilities (except those explicitly excluded as provided in the Reorganization Agreement) of each Expedition Fund to a corresponding Goldman Fund in exchange for Class A Shares, Class B Shares, Institutional Shares, FST Administration Shares or FST Service Shares of the corresponding Goldman Fund, as applicable (as listed below).

Expedition Equity Fund	Goldman Sachs CORESM U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Equity Income Fund	Goldman Sachs Growth and Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Investment Grade Bond Fund	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Tax-Free Investment Grade Bond Fund	Goldman Sachs Municipal Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Money Market Fund	Goldman Sachs Financial Square Prime Obligations Fund
Institutional Shares	FST Administration Shares
Investment Service Shares	FST Service Shares

Expedition Tax-Free Money Market Fund	Goldman Sachs Financial Square Tax-Free Money Market Fund
Institutional Shares	FST Administration Shares
Investment Service Shares	FST Service Shares

     Expedition and Goldman Trust are both registered, open-end management investment companies (mutual funds). As a result of the reorganization, shareholders of the Expedition Funds will become shareholders of the Goldman Funds (the Expedition Funds and Goldman Funds are sometimes referred to as “Funds”).

     The transactions contemplated by the Reorganization Agreement are referred to collectively as the “Reorganization.” The Expedition Funds and the corresponding Goldman Funds into which they are proposed to be reorganized are sometimes referred to in this Proxy/Prospectus as “Corresponding Expedition Funds” and “Corresponding Goldman Funds.”

     This Proxy/Prospectus sets forth concisely the information that an Expedition Fund shareholder should know before voting on the Reorganization and investing in the Goldman Funds, and should be retained for future reference. It is both Expedition’s proxy statement for the Special Meeting and a prospectus for the Goldman Funds.

     Additional information is set forth in the Statement of Additional Information dated January 1, 2005 relating to this Proxy/Prospectus and in the prospectuses dated March 1, 2004 for the Expedition Funds which you have previously been given or sent and are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the “SEC”), and is available without charge by calling Expedition at the telephone number stated above or by writing Expedition at the following address: Expedition Funds, c/o State Street Bank and Trust Company, P.O. Box 8010, Boston, Massachusetts 02266.

     The information contained in the current prospectuses, as supplemented, for the (1) Class A, Class B and Institutional Shares of the Goldman Sachs CORESM U.S. Equity Fund and Growth and Income Fund dated January 1, 2005; (2) Class A, Class B and Institutional Shares of the Goldman Sachs Core Fixed Income Fund dated February 27, 2004; (3) Class A, Class B and Institutional Shares of the Goldman Sachs Municipal Income Fund dated February 27, 2004; and (4) FST Administration Shares and FST Service Shares of the Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund dated April 29, 2004 are also incorporated by reference into this Proxy/Prospectus. Each of these documents is on file with the SEC, and is available without charge by calling or writing the Goldman Trust at the telephone number or address stated above. In addition, a current prospectus for each of the Goldman Funds that a particular Expedition Fund shareholder will own upon consummation of the Reorganization accompanies this Proxy/Prospectus.

     The Annual Report for the Expedition Funds for the year ended October 31, 2003 and the Semi-Annual Report for the period ended April 30, 2004 can be obtained without charge by calling Expedition at the telephone number stated above or by writing Expedition at the following address: Expedition Funds, c/o State Street Bank and Trust Company, P.O. Box 8010, Boston, Massachusetts 02266. The Annual Report for the Goldman Sachs CORESM U.S. Equity Fund and Goldman Sachs Growth and Income Fund for the year ended August 31, 2004; the Annual Report for the Goldman Sachs Core Fixed Income Fund and the Goldman Sachs

Municipal Income Fund for the year ended October 31, 2003 and the Semi-Annual Report for those funds for the period ended April 30, 2004; and the Annual Report for the Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund for the year ended December 31, 2003 and the Semi-Annual Report for those funds for the period ended June 30, 2004 can be obtained without charge by calling or writing the Goldman Trust at the telephone number or address stated above. Each of these documents together with other information about the Expedition Funds and the Goldman Funds is also available on the SEC’s website at www.sec.gov.

     This Proxy/Prospectus is expected to be first sent to shareholders on or about January 14, 2005.

     The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy/Prospectus. Any representation to the contrary is a criminal offense.

     Shares of Expedition and Goldman Trust are not deposits or obligations of or guaranteed or endorsed by any bank or financial institution, including Compass Bank, Compass Bancshares, Inc. or any of their affiliates. Such shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Mutual fund shares involve certain investment risks, including the possible loss of principal.

     Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

PROXY STATEMENT/PROSPECTUS

Table of Contents

SUMMARY	1
Boards’ Consideration of the Reorganization	1
The Reorganization	1
Federal Income Tax Consequences of the Reorganization	3
Comparative Fees and Expenses	4
Overview of the Expedition Funds and Goldman Funds	16
Voting Information	20
PRINCIPAL RISK FACTORS	21
Risks of Investing in the Expedition Funds and Goldman Funds	21
INFORMATION ABOUT THE REORGANIZATION	27
Reasons for the Reorganization	27
Board Considerations	27
The Reorganization Agreement	29
Description of the Securities to be Issued	32
Federal Income Tax Consequences	33
Capitalization	34
COMPARISON OF EXPEDITION FUNDS AND GOLDMAN FUNDS	38
Investment Objectives and Principal Investment Strategies	38
Other Investment Practices and Investment Securities of the Expedition Funds and the Goldman Funds	43
Investment Restrictions	47
Comparison of Expedition’s and Goldman Trust’s Charter Documents	51
Investment Advisers and Advisory Fee Information	54
Other Service Providers	55
Administration and Sub-Administration Arrangements	55
Compensation and Other Payments to Compass Asset Management and its Affiliates	56
Shareholder Transactions and Services of the Expedition Funds and the Goldman Funds	57
Dividends and Other Distributions	76
ADDITIONAL INFORMATION ABOUT THE EXPEDITION FUNDS AND THE GOLDMAN FUNDS	77
Management’s Discussion of Fund Performance	77
Financial Highlights	95
Materials Incorporated By Reference	114
VOTING INFORMATION	114
OTHER INFORMATION	125
SHAREHOLDER INQUIRIES	126
Appendix A	A-1

SUMMARY

The following is a summary of certain information contained in this Proxy/Prospectus and the Reorganization Agreement. The Reorganization Agreement governs the terms of the Reorganization and is attached as Appendix A.

Boards’ Consideration of the Reorganization

At meetings held on November 16, 2004 and December 10, 2004, Expedition’s Board of Trustees considered the Reorganization Agreement and the Reorganization of each Expedition Fund into its Corresponding Goldman Fund. At the December 10, 2004, meeting, based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees of Expedition, including all of the non-interested members of the Board (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), who were represented by separate legal counsel, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the shareholders of each Expedition Fund and that the interests of the existing shareholders of each Expedition Fund will not be diluted as a result of the Reorganization. For additional information, see “Information About the Reorganization — Reasons for the Reorganization and — Board Considerations.”

The Expedition Board of Trustees unanimously recommends that shareholders of each Expedition Fund approve the Reorganization Agreement.

The Goldman Trust Board of Trustees similarly found that participation in the Reorganization is in the best interests of the Goldman Funds and that the interests of the shareholders of the Goldman Funds will not be diluted as a result of the Reorganization.

The Reorganization

The Reorganization Agreement provides for a separate reorganization involving each Expedition Fund and its Corresponding Goldman Fund listed opposite its name below. Prior to the consummation of the Reorganization, it is anticipated that all shareholders of the Sweep Class Shares of the Expedition Money Market Fund and the Expedition Tax-Free Money Market Fund will redeem their Sweep Class Shares and that the Sweep Class Shares will be closed to new investors.

Expedition Equity Fund	Goldman Sachs CORESM U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Equity Income Fund	Goldman Sachs Growth and Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Investment Grade Bond Fund	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Tax-Free Investment Grade Bond Fund	Goldman Sachs Municipal Income Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Institutional Shares	Institutional Shares

Expedition Money Market Fund	Goldman Sachs Financial Square Prime Obligations Fund
Institutional Shares	FST Administration Shares
Investment Service Shares	FST Service Shares

Expedition Tax-Free Money Market Fund	Goldman Sachs Financial Square Tax-Free Money Market Fund
Institutional Shares	FST Administration Shares
Investment Service Shares	FST Service Shares

As set forth in the Reorganization Agreement, each Reorganization between an Expedition Fund and its Corresponding Goldman Fund will involve:

•	The acquisition of all of the assets of an Expedition Fund by its Corresponding Goldman Fund and the assumption by that Goldman Fund of all of the liabilities (except those explicitly excluded as provided in the Reorganization Agreement) of the Expedition Fund, in exchange for Class A Shares, Class B Shares and Institutional Shares (or FST Administration Shares and FST Service Shares in the case of the Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund), respectively, of the Goldman Fund having aggregate values equal to the net asset values of Class A Shares, Class B Shares and Institutional Shares (or Institutional Shares and Investment Service Shares in the case of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund), respectively, of the Expedition Fund as of the close of business on the business day immediately preceding the effective time of the Reorganization;

•	The distribution of the Corresponding Goldman Fund’s Class A Shares, Class B Shares and Institutional Shares (or FST Administration Shares and FST Service Shares in the case of the Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund), respectively, to each holder of the Expedition Fund’s Class A Shares, Class B Shares and Institutional Shares (or Institutional Shares and Investment Service Shares in the case of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund), respectively, as of the effective time of the Reorganization; and

•	The complete liquidation of each Expedition Fund.

As a result of the Reorganization, each Expedition Fund shareholder will become a shareholder of its Corresponding Goldman Fund and will hold, immediately after the Reorganization, Goldman Fund shares in such Corresponding Goldman Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Expedition Fund immediately prior to the effectiveness of the Reorganization. The exchange of shares in the Reorganization is intended to be tax-free under federal income tax laws (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position) and shareholders of the Goldman Funds and the Expedition Funds will not pay any sales charge as a result of the exchange of the shares in the Reorganization.

If approved, the Reorganization will occur as of the opening of business on or about February 28, 2005, or another date selected by Expedition and Goldman Trust. Approval of each Reorganization requires the approval of the holders of more than fifty percent of the outstanding shares of the applicable Expedition Fund. See “Information about the Reorganization” and “Voting Information” below.

The Reorganization is being proposed because the relatively low asset levels of the Expedition Funds, the lack of growth and prospects for growth and the anticipated increase in compliance costs as a result of recent regulatory developments, in the opinion of the Compass Asset Management, a Division of Compass Bank (“CAM”), Expedition’s investment adviser, call into question the continued viability of the Expedition Funds.

In approving the Reorganization, the Expedition Board of Trustees considered and evaluated the recommendation of CAM, that shareholders of the Expedition Funds will realize the following benefits from a combination with the Goldman Funds:

(1)	Offering shareholders the opportunity to become part of a larger and more diverse family of mutual funds representing many different asset classes. Many Expedition Fund shareholders will be able to exchange their shares among most or all of those funds;

(2)	Offering shareholders the opportunity to invest in a family of funds managed by an investment adviser that has extensive investment management resources and research capabilities;

(3)	Offering shareholders the opportunity to invest in larger funds which can potentially use their increased asset size to achieve greater portfolio diversification and spread relatively fixed costs, such as legal fees, over a larger asset base;

(4)	Offering shareholders the opportunity to invest in a family of funds that, generally, has demonstrated the ability to attract new investors over time;

(5)	The expected tax-free nature of the Reorganization for federal income tax purposes; and

(6)	The projected post-reorganization total fund operating expense ratios (both before and after waivers) of the Goldman CORE U.S. Equity, Growth and Income, Core Fixed Income, Municipal Income and Financial Square Prime Obligations Fund will be lower than its Corresponding Expedition Fund. The Goldman Sachs Financial Square Tax-Free Money Market Fund’s projected post-reorganization total fund operating expense ratios (before waivers) will be lower than its Corresponding Expedition Fund and its projected post-reorganization total fund operating expense ratios (after waivers) will be the same as its Corresponding Expedition Fund.

For these reasons and additional reasons set forth below under “Information About the Reorganization — Reasons for the Reorganization” the Expedition Board of Trustees unanimously recommends the approval of the proposed Reorganization by Expedition Fund shareholders.

Although each Expedition Fund has a similar investment objective and principal strategies to its Corresponding Goldman Fund, some of an Expedition Fund’s holdings may not be permissible portfolio holdings for its Corresponding Goldman Fund. Therefore, some portion of an Expedition Fund’s securities holdings may be sold prior to or immediately following the Reorganization. In addition, for certain Expedition Funds, the investment adviser to the Goldman Funds, Goldman Sachs Asset Management, L.P. (“GSAM®”), anticipates selling a portion of such Expedition Fund shortly after the Reorganization. To the extent that, an Expedition Fund’s securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding Goldman Fund may hold. The possible need for an Expedition Fund to dispose of certain portfolio investments prior to the Reorganization could result in selling such investments at a disadvantageous time. The sale of securities either prior to the Reorganization or shortly thereafter could result in the Expedition Fund or its Corresponding Goldman Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In this event, CAM and GSAM will pay the explicit brokerage commissions resulting from portfolio transactions executed on behalf of Expedition Funds in preparation for the Reorganization. In addition, it is anticipated that the Expedition Tax-Free Money Market Fund will liquidate substantially all of its investment portfolio prior to the Reorganization and at the effective time of the Reorganization, transfer securities, cash and cash equivalents to the Goldman Sachs Financial Square Tax-Free Money Market Fund.

Federal Income Tax Consequences of the Reorganization

It is intended that the Reorganization will not result in the recognition, for federal income tax purposes, of gain or loss by the Expedition Funds, the Goldman Funds or their respective shareholders, although there can be no assurance that the Internal Revenue Service will not adopt a contrary position. The sale of securities by the Expedition Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution made by an Expedition Fund prior to the Reorganization. Immediately prior to the Reorganization, each Expedition Fund will declare and pay a distribution of all of its investment company taxable income for taxable years before the effective time of the Reorganization and all of its net capital gain, if any, recognized in taxable years ending on or before the effective time of the Reorganization to shareholders.

As a condition to the closing of the Reorganization, Expedition and the Goldman Trust will receive an opinion from Drinker Biddle & Reath LLP (based on certain facts, qualifications, assumptions and representations) to the effect that each Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). See “Information About the Reorganization — Federal Income Tax Consequences,” below.

Comparative Fees and Expenses

Expedition Fund and Goldman Fund Expenses

Expense Ratio Tables.    Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of each Expedition Fund differ from the expenses of its Corresponding Goldman Fund. In particular, the applicable class of shares of each of the Goldman CORE U.S. Equity, Growth and Income, Core Fixed Income, Municipal Income and Financial Square Prime Obligations Funds has lower overall expenses both before and after waivers than the applicable class of shares of their Corresponding Expedition Fund. The applicable class of shares of the Goldman Sachs Financial Square Tax-Free Money Market Fund has lower overall expense ratios before waivers and the same expense ratios after waivers as its Corresponding Expedition Fund. These waivers are voluntary and can be terminated at any time. In addition, the sales load schedules for Class A and Class B shares of each Expedition Fund differ from the sales load schedule of its corresponding Goldman Fund. For more information, see “Shareholder Transactions and Services of the Expedition Funds and the Goldman Funds — Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions.”

The following tables: (1) compare the fees and expenses for the Expedition Funds and their Corresponding Goldman Funds based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the Corresponding Goldman Funds on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the Expedition Funds and the Goldman Funds and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

The Expedition Equity and Equity Income Funds’ and the Goldman Sachs CORE U.S. Equity and Growth and Income Funds’ (collectively, the “Stock Funds”) annual operating expenses are based on actual expenses for the twelve months ended August 31, 2004 except that the Goldman Sachs CORE U.S. Equity Fund has restated its “Management Fees” and “Total Fund Operating Expenses” to reflect a fee reduction commitment with the Goldman Trust which became effective January 1, 2005. The Expedition Investment Grade Bond and Tax-Free Investment Grade Bond Funds’ and the Goldman Sachs Core Fixed Income and Municipal Income Funds’ (collectively, the “Bond Funds”) annual operating expenses are based on actual expenses for the twelve months ended April 30, 2004. The Expedition Money Market and Tax-Free Money Market Funds’ and the Goldman Sachs Financial Square Prime Obligations and Financial Square Tax-Free Money Market Funds’ (collectively, the “Money Market Funds”) annual operating expenses are based on actual expenses for the twelve months ended June 30, 2004. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on: (1) September 1, 2003 with respect to the Stock Funds; (2) May 1, 2003 with respect to the Bond Funds; and (3) July 1, 2003 with respect to the Money Market Funds and represent the estimated hypothetical experience of the: (1) Stock Funds for the twelve months ended August 31, 2004; (2) Bond Funds for the twelve months ended April 30, 2004; and (3) Money Market Funds for the twelve months ended June 30, 2004.

For financial statement purposes, the Goldman Sachs CORE U.S. Equity, Growth and Income, Core Fixed Income, Municipal Income, Financial Square Prime Obligations and Financial Square Tax-Free Money Market Funds will be the accounting survivor.

Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) an Expedition Fund as it currently exists, (2) its Corresponding Goldman Fund as it currently exists, and (3) the same Goldman Fund if it acquires its Corresponding Expedition Fund (i.e., the “pro forma” figure).

The examples depict the dollar amount of expenses on a hypothetical investment in each of the six Funds for the periods shown. The dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the examples do not reflect any expense waivers or reimbursement.

EXPEDITION EQUITY FUND — CLASS A SHARES, CLASS B SHARES
AND INSTITUTIONAL SHARES

GOLDMAN SACHS CORE U.S. EQUITY FUND — CLASS A SHARES, CLASS B SHARES
AND INSTITUTIONAL SHARES

	Expedition Equity Fund					Goldman Sachs CORE U.S. Equity Fund						Combined Fund Pro Forma
	Class A Shares		Class B Shares		Institutional Shares	Class A Shares		Class B Shares		Institutional Shares		Class A Shares		Class B Shares		Institutional Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.00%	[1]	None		None	5.5%	[1]	None		None		5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None		5.00%	[3]	None	None	[1]	5.0%	[3]	None		None	[1]	5.0%	[3]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None	None		None		None		None		None		None
Redemption Fees	None		None		None	None		None		None		None		None		None
Exchange Fees	None		None		None	None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%	0.65%	[5]	0.65%	[5]	0.65%	[5]	0.65%	[5]	0.65%	[5]	0.65%	[5]
Distribution and Service (12b-1) Fees	0.25%		1.00%		None	0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses*	0.44%		0.44%		0.44%	0.25%	[6]	0.25%	[6]	0.10%	[6]	0.24%	[6]	0.24%	[6]	0.09%	[6]
Total Fund Operating Expenses*	1.44%		2.19%		1.19%	1.15%		1.90%		0.75%		1.14%		1.89%		0.74%

See page 12 for all other footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Goldman Fund and the Combined Fund set forth below reflect the waivers and expense limitations that are expected for the current fiscal year. The waivers and expense limitations may be terminated at any time at the option of GSAM. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Expedition Equity Fund			Goldman Sachs CORE U.S. Equity Fund						Combined Fund Pro Forma
	Class A Shares	Class B Shares	Institutional Shares	Class A Shares		Class B Shares		Institutional Shares		Class A Shares		Class B Shares		Institutional Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%	0.75%	0.75%	0.65%	[5]	0.65%	[5]	0.65%	[5]	0.65%	[5]	0.65%	[5]	0.65%	[5]
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses	0.44%	0.44%	0.44%	0.19%	[6]	0.19%	[6]	0.04%	[6]	0.19%	[6]	0.19%	[6]	0.04%	[6]
Total Fund Operating Expenses (after current expense limitations)	1.44%	2.19%	1.19%	1.09%		1.84%		0.69%		1.09%		1.84%		0.69%

EXPEDITION EQUITY INCOME FUND — CLASS A SHARES, CLASS B SHARES
AND INSTITUTIONAL SHARES

GOLDMAN SACHS GROWTH AND INCOME FUND — CLASS A SHARES, CLASS B SHARES
AND INSTITUTIONAL SHARES

	Expedition Equity Income Fund					Goldman Sachs Growth and Income Fund						Combined Fund Pro Forma
	Class A Shares		Class B Shares		Institutional Shares	Class A Shares		Class B Shares		Institutional Shares		Class A Shares		Class B Shares		Institutional Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.00%	[1]	None		None	5.5%	[1]	None		None		5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None		5.00%	[3]	None	None	[1]	5.0%	[3]	None		None	[1]	5.0%	[1]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None	None		None		None		None		None		None
Redemption Fees	None		None		None	None		None		None		None		None		None
Exchange Fees	None		None		None	None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.75%		0.75%	0.70%		0.70%		0.70%		0.70%		0.70%		0.70%
Distribution and Service (12b-1) Fees	0.25%		1.00%		None	0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses	1.71%		1.71%		1.71%	0.26%	[6]	0.26%	[6]	0.11%	[6]	0.26%	[6]	0.26%	[6]	0.11%	[6]
Total Fund Operating Expenses*	2.71%		3.46%		2.46%	1.21%		1.96%		0.81%		1.21%		1.96%		0.81%

See page 12 for all other footnotes.

*	The Expedition Fund’s actual total annual fund operating expenses for the twelve months ended August 31, 2004 were less than the amount shown above because CAM voluntarily waived its management fee in order to keep total operating expenses at a specified level. As of the date of this Proxy/Prospectus, the voluntary fee waiver remains in place but CAM may discontinue all or part of its waiver at any time. These waivers are shown below along with the net expenses of the Expedition Fund actually paid for the twelve months ended August 31, 2004. In addition, the “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Goldman Fund and Combined Fund set forth below reflect the expense limitations for the twelve months ended August 31, 2004. The expense limitations may be terminated at any time at the option of GSAM. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Expedition Equity Income Fund			Goldman Sachs Growth and Income Fund						Combined Fund Pro Forma
	Class A Shares	Class B Shares	Institutional Shares	Class A Shares		Class B Shares		Institutional Shares		Class A Shares		Class B Shares		Institutional Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.00%	0.00%	0.00%	0.70%		0.70%		0.70%		0.70%		0.70%		0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses	1.25%	1.25%	1.25%	0.24%	[6]	0.24%	[6]	0.09%	[6]	0.24%	[6]	0.24%	[6]	0.09%	[6]
Total Fund Operating Expenses (after current expense limitations)	1.50%	2.25%	1.25%	1.19%		1.94%		0.79%		1.19%		1.94%		0.79%

EXPEDITION INVESTMENT GRADE BOND FUND — CLASS A SHARES, CLASS B SHARES
AND INSTITUTIONAL SHARES

GOLDMAN SACHS CORE FIXED INCOME FUND — CLASS A SHARES, CLASS B SHARES
AND INSTITUTIONAL SHARES

	Expedition Investment Grade Bond Fund					Goldman Sachs Core Fixed Income Fund						Combined Fund Pro Forma
	Class A Shares		Class B Shares		Institutional Shares	Class A Shares		Class B Shares		Institutional Shares		Class A Shares		Class B Shares		Institutional Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.00%	[1]	None		None	4.5%	[1]	None		None		4.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None		5.00%	[3]	None	None	[1]	5.0%	[3]	None		None	[1]	5.0%	[3]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None	None		None		None		None		None		None
Redemption Fees	None		None		None	None		None		None		None		None		None
Exchange Fees	None		None		None	None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.50%		0.50%		0.50%	0.40%		0.40%		0.40%		0.40%		0.40%		0.40%
Distribution and Service (12b-1) Fees	0.25%		1.00%		None	0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses	0.39%		0.39%		0.39%	0.24%	[6]	0.24%	[6]	0.09%	[6]	0.24%	[6]	0.24%	[6]	0.09%	[6]
Total Fund Operating Expenses*	1.14%		1.89%		0.89%	0.89%		1.64%		0.49%		0.89%		1.64%		0.49%

See page 12 for all other footnotes.

*	The Expedition Fund’s actual total annual fund operating expenses for the twelve months ended April 30, 2004 were less than the amount shown above because CAM voluntarily waived a portion of its management fee in order to keep total operating expenses at a specified level. As of the date of this Proxy/Prospectus, the voluntary fee waiver remains in place but CAM may discontinue all or part of its wavier at any time. These waivers are shown below along with the net expenses the Expedition Fund actually paid for the twelve months ended April 30, 2004.

	Expedition Investment Grade Bond Fund			Goldman Sachs Core Fixed Income Fund						Combined Fund Pro Forma
	Class A Shares	Class B Shares	Institutional Shares	Class A Shares		Class B Shares		Institutional Shares		Class A Shares		Class B Shares		Institutional Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.41%	0.41%	0.41%	0.40%		0.40%		0.40%		0.40%		0.40%		0.40%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses	0.39%	0.39%	0.39%	0.24%	[6]	0.24%	[6]	0.09%	[6]	0.24%	[6]	0.24%	[6]	0.09%	[6]
Total Fund Operating Expenses (after current expense limitations)	1.05%	1.80%	0.80%	0.89%		1.64%		0.49%		0.89%		1.64%		0.49%

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND — CLASS A SHARES,
CLASS B SHARES AND INSTITUTIONAL SHARES

GOLDMAN SACHS MUNICIPAL INCOME FUND — CLASS A SHARES, CLASS B SHARES
AND INSTITUTIONAL SHARES

	Expedition Tax-Free Investment Grade Bond Fund					Goldman Sachs Municipal Income Fund						Combined Fund Pro Forma
	Class A Shares		Class B Shares		Institutional Shares	Class A Shares		Class B Shares		Institutional Shares		Class A Shares		Class B Shares		Institutional Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.00%	[1]	None		None	4.5%	[1]	None		None		4.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None		5.00%	[3]	None	None	[1]	5.0%	[3]	None		None	[1]	5.0%	[3]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None	None		None		None		None		None		None
Redemption Fees	None		None		None	2.0%	[4]	2.0%	[4]	2.0%	[4]	2.0%	[4]	2.0%	[4]	2.0%	[4]
Exchange Fees	None		None		None	None		None		None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.50%		0.50%		0.50%	0.55%	[5]	0.55%	[5]	0.55%	[5]	0.55%	[5]	0.55%	[5]	0.55%	[5]
Distribution and Service (12b-1) Fees	0.25%		1.00%		None	0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses	0.41%		0.41%		0.41%	0.33%	[6]	0.33%	[6]	0.18%	[6]	0.30%	[6]	0.30%	[6]	0.15%	[6]
Total Fund Operating Expenses*	1.16%		1.91%		0.91%	1.13%		1.88%		0.73%		1.10%		1.85%		0.70%

See page 12 for all other footnotes.

*	The Expedition Fund’s actual total annual fund operating expenses for the twelve months ended April 30, 2004 were less than the amount shown above because CAM voluntarily waived a portion of its management fee in order to keep total operating expenses at a specified level. As of the date of this Proxy/Prospectus, the voluntary fee waiver remains in place but CAM may discontinue all or part of its wavier at any time. These waivers are shown below along with the net expenses the Expedition Fund actually paid for the twelve months ended April 30, 2004. In addition, the “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Goldman Fund and the Combined Fund set forth below reflect the waivers and expense limitations for the twelve months ended April 30, 2004. The waivers and expense limitations may be terminated at any time at the option of GSAM. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Expedition Tax-Free Investment Grade Bond Fund			Goldman Sachs Municipal Income Fund						Combined Fund Pro Forma
	Class A Shares	Class B Shares	Institutional Shares	Class A Shares		Class B Shares		Institutional Shares		Class A Shares		Class B Shares		Institutional Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.39%	0.39%	0.39%	0.50%	[5]	0.50%	[5]	0.50%	[5]	0.50%	[5]	0.50%	[5]	0.50%	[5]
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses	0.41%	0.41%	0.41%	0.19%	[6]	0.19%	[6]	0.04%	[6]	0.19%	[6]	0.19%	[6]	0.04%	[6]
Total Fund Operating Expenses (after current expense limitations)	1.05%	1.80%	0.80%	0.94%		1.69%		0.54%		0.94%		1.69%		0.54%

EXPEDITION MONEY MARKET FUND — INSTITUTIONAL SHARES AND
INVESTMENT SERVICE SHARES

GOLDMAN SACHS FINANCIAL SQUARE PRIME OBLIGATIONS FUND —
FST ADMINISTRATION SHARES AND FST SERVICE SHARES

	Expedition Money Market Fund		Goldman Sachs Financial Square Prime Obligations Fund				Combined Fund Pro Forma
	Institutional Shares	Investment Service Shares	FST Administration Shares		FST Service Shares		FST Administration Shares		FST Service Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None		None		None		None
Maximum Deferred Sales Charge (Load)	None	None	None		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None		None		None		None
Redemption Fees	None	None	None		None		None		None
Exchange Fees	None	None	None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.40%	0.40%	0.21%	[5]	0.21%	[5]	0.21%	[5]	0.21%	[5]
Distribution and Service (12b-1) Fees	None	None	None		None		None		None
Other Expenses	0.27%	0.52%	0.26%		0.51%		0.26%		0.51%
Shareholder Service Fee	None	0.25%	None		0.25%		None		0.25%
Administrative Servicing/Administration Fees	None	None	0.25%	[7]	0.25%		0.25%	[7]	0.25%
All Other Expenses	0.27%	0.27%	0.01%	[8]	0.01%	[8]	0.01%	[8]	0.01%	[8]
Total Fund Operating Expenses	0.67%	0.92%	0.47%		0.72%		0.47%		0.72%

See page 12 for all other footnotes.

*	The Expedition Fund’s actual total annual fund operating expenses for the twelve months ended June 30, 2004 were less than the amount shown above because CAM voluntarily waived a portion of its fee in order to keep total operating expenses at a specified level. As of the date of this Proxy/Prospectus, the voluntary fee waiver remains in place but CAM may discontinue all or part of its waiver at any time. These waivers are shown below along with the net expenses the Expedition Fund actually paid for the twelve months ended June 30, 2004. In addition, the “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Goldman Fund and the Combined Fund set forth below reflect the waivers and expense limitations for the twelve months ended June 30, 2004. The waivers and expense limitations may be terminated at any time at the option of GSAM. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Expedition Money Market Fund		Goldman Sachs Financial Square Prime Obligations Fund				Combined Fund Pro Forma
	Institutional Shares	Investment Service Shares	FST Administration Shares		FST Service Shares		FST Administration Shares		FST Service Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.18%	0.18%	0.17%	[5]	0.17%	[5]	0.17%	[5]	0.17%	[5]
Distribution and Service (12b-1) Fees	None	None	None		None		None		None
Other Expenses	0.27%	0.52%	0.26%		0.51%		0.26%		0.51%
Shareholder Service Fees	None	0.25%	None		0.25%	[7]	None		0.25%	[7]
Administrative Servicing/Administration Fees	None	None	0.25%		0.25%		0.25%		0.25%
All Other Expenses	0.27%	0.27%	0.01%	[8]	0.01%	[8]	0.01%	[8]	0.01%	[8]
Total Fund Operating Expenses (after current expense limitations)	0.45%	0.70%	0.43%		0.68%		0.43%		0.68%

EXPEDITION TAX-FREE MONEY MARKET FUND — INSTITUTIONAL SHARES AND
INVESTMENT SERVICE SHARES

GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND —
FST ADMINISTRATION SHARES AND FST SERVICE SHARES

	Expedition Tax-Free Money Market Fund		Goldman Sachs Financial Square Tax-Free Money Market Fund				Combined Fund Pro Forma
	Institutional Shares	Investment Service Shares	FST Administration Shares		FST Service Shares		FST Administration Shares		FST Service Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None		None		None		None
Maximum Deferred Sales Charge (Load)	None	None	None		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None		None		None		None
Redemption Fees	None	None	None		None		None		None
Exchange Fees	None	None	None		None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.40%	0.40%	0.21%	[5]	0.21%	[5]	0.21%	[5]	0.21%	[5]
Distribution and Service (12b-1) Fees	None	None	None		None		None		None
Other Expenses	0.28%	0.53%	0.26%		0.51%		0.26%		0.51%
Shareholder Service Fee	None	0.25%	None		0.25%	[7]	None		0.25%	[7]
Administrative Servicing/Administration Fees	None	None	0.25%	[7]	0.25%		0.25%	[7]	0.25%
All Other Expenses	0.28%	0.28%	0.01%	[8]	0.01%	[8]	0.01%	[8]	0.01%	[8]
Total Fund Operating Expenses*	0.68%	0.93%	0.47%		0.72%		0.47%		0.72%

See page 12 for all other footnotes.

*	The Expedition Fund’s actual total annual fund operating expenses for the twelve months ended June 30, 2004 were less than the amount shown above because CAM voluntarily waived a portion of its fee in order to keep total operating expenses at a specified level. As of the date of this Proxy/Prospectus, the voluntary fee waiver remains in place but CAM may discontinue all or part of its waiver at any time. These waivers are shown below along with the net expenses the Expedition Fund actually paid for the twelve months ended June 30, 2004. In addition, the “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Goldman Fund and the Combined Fund set forth below reflect the waivers and expense limitations for the twelve months ended June 30, 2004. The waivers and expense limitations may be terminated at any time at the option of GSAM. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Expedition Tax-Free Money Market Fund		Goldman Sachs Financial Square Tax-Free Money Market Fund				Combined Fund Pro Forma
	Institutional Shares	Investment Service Shares	FST Administration Shares		FST Service Shares		FST Administration Shares		FST Service Shares
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.15%	0.15%	0.17%	[5]	0.17%	[5]	0.17%	[5]	0.17%	[5]
Distribution and Service (12b-1) Fees	None	None	None		None		None		None
Other Expenses	0.28%	0.53%	0.26%		0.51%		0.26%		0.51%
Shareholder Service Fees	None	0.25%	None		0.25%	[7]	None		0.25%	[7]
Administrative Servicing/Administration Fees	None	None	0.25%		0.25%		0.25%		0.25%
All Other Expenses	0.28%	0.28%	0.01%	[8]	0.01%	[8]	0.01%	[8]	0.01%	[8]
Total Fund Operating Expenses (after current expense limitations)	0.43%	0.68%	0.43%		0.68%		0.43%		0.68%

Footnotes

[1]	The maximum sales charge is a percentage of the offering price. Under certain circumstances, which are described below under “Shareholder Transactions and Services of the Expedition Funds and the Goldman Funds — Sales Charge Waivers,” the maximum sales charge may be reduced or waived entirely. A contingent deferred sales charge (“CDSC”) of 1% may be imposed on certain redemptions (within 18 months of purchase) of Class A Shares of the Goldman Funds sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares of the Expedition Funds redeemed within five years of purchase at a rate of 5% in the first year, declining to 1% in the fifth year, and eliminated thereafter. A CDSC is imposed upon Class B Shares of the Goldman Funds redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter.

[4]	A 2% redemption fee is charged on redemption of Class A, Class B and Institutional Shares (including by exchange) of the Goldman Sachs Municipal Income Fund held for 30 calendar days or less.

[5]	GSAM has voluntarily agreed not to impose a portion of the management fee for certain Goldman Funds. These fee waivers may be terminated at any time at the option of GSAM. As a result of fee waivers, the current management fees of these Goldman Funds as a percentage of average daily net assets are as follows:

Goldman Fund	Management Fee
Municipal Income	0.50%
Financial Square Prime Obligations	0.17%
Financial Square Tax-Free Money Market	0.17%

Effective January 1, 2005, GSAM has entered into a fee reduction commitment with the Goldman Trust. The commitment permanently reduces the management fee for the CORE U.S. Equity Fund to an annual rate of 0.65% of the average daily net assets of the Fund. As a result, “Management Fees” and “Total Fund Operating Expenses” of the CORE U.S. Equity Fund have been restated to reflect the current expenses that are expected for the current fiscal year.

[6]	“Other Expenses” of a Goldman Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of each Goldman Fund’s Class A and Class B Shares, and 0.04% of the average daily net assets of each Goldman Fund’s Institutional Shares, plus all other ordinary expenses not detailed above in the expense tables. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to the following percentage of each Goldman Fund’s average daily net assets:

Goldman Fund	Other Expenses
CORE U.S. Equity	0.004%
Growth and Income	0.054%
Core Fixed Income	0.104%
Municipal Income	0.004%

[7]	Service organizations may charge other fees directly to their customers who are beneficial owners of Administration Shares or Service Shares in connection with their customers’ accounts. Such fees may affect the return customers realize with respect to their investments.

[8]	GSAM has voluntarily agreed to reduce or limit “All Other Expenses” of the Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund (excluding management fees, service fees, shareholder administration fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of each such Goldman Fund’s average daily net assets.

Examples

The following Examples are intended to help you compare the cost of investing in: (1) each Expedition Fund as it currently exists; (2) its Corresponding Goldman Fund as it currently exists; and (3) the same Goldman Fund if it acquires the Corresponding Expedition Fund (i.e., the Combined Fund Pro Forma) with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class A, Class B, Institutional, Investment Service, FST Administration or FST Service Shares of an Expedition Fund, a Goldman Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that an Expedition Fund’s, Goldman Fund’s or Combined Fund’s operating expenses remain the same. The Examples do not reflect any waivers and expense limitations. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Expedition Equity Fund
Class A Shares	$541	$837	$1,155	$2,055
Class B Shares
— assuming complete redemption at end of period	$722	$985	$1,275	$2,334
— assuming no redemption	$222	$685	$1,175	$2,334
Institutional Shares	$121	$378	$654	$1,443
Goldman Sachs CORE U.S. Equity Fund
Class A Shares	$661	$895	$1,148	$1,871
Class B Shares
— assuming complete redemption at end of period	$693	$897	$1,226	$2,027
— assuming no redemption	$193	$597	$1,026	$2,027
Institutional Shares	$77	$240	$417	$930
Combined Fund Pro Forma
Class A Shares	$660	$892	$1,143	$1,860
Class B Shares
— assuming complete redemption at end of period	$692	$894	$1,221	$2,016
— assuming no redemption	$192	$594	$1,021	$2,016
Institutional Shares	$76	$237	$411	$918

Expedition Equity Income Fund
Class A Shares	$663	$1,208	$1,777	$3,320
Class B Shares
— assuming complete redemption at end of period	$849	$1,362	$1,898	$3,571
— assuming no redemption	$349	$1,062	$1,798	$3,571
Institutional Shares	$249	$767	$1,311	$2,796
Goldman Sachs Growth and Income Fund
Class A Shares	$667	$913	$1,178	$1,935
Class B Shares
— assuming complete redemption at end of period	$699	$915	$1,257	$2,091
— assuming no redemption	$199	$615	$1,057	$2,091
Institutional Shares	$83	$259	$450	$1,002
Combined Fund Pro Forma
Class A Shares	$667	$913	$1,178	$1,935
Class B Shares
— assuming complete redemption at end of period	$699	$915	$1,257	$2,091
— assuming no redemption	$199	$615	$1,057	$2,091
Institutional Shares	$83	$259	$450	$1,002

	1 year	3 years	5 years	10 years
Expedition Investment Grade Bond Fund
Class A Shares	$512	$748	$1,003	$1,731
Class B Shares
— assuming complete redemption at end of period	$692	$894	$1,121	$2,016
— assuming no redemption	$192	$594	$1,021	$2,016
Institutional Shares	$91	$284	$493	$1,096
Goldman Sachs Core Fixed Income Fund
Class A Shares	$537	$721	$921	$1,497
Class B Shares
— assuming complete redemption at end of period	$667	$817	$1,092	$1,743
— assuming no redemption	$167	$517	$892	$1,743
Institutional Shares	$50	$157	$274	$616
Combined Fund Pro Forma
Class A Shares	$537	$721	$921	$1,497
Class B Shares
— assuming complete redemption at end of period	$667	$817	$1,092	$1,743
— assuming no redemption	$167	$517	$892	$1,743
Institutional Shares	$50	$157	$274	$616

Expedition Tax-Free Investment Grade Bond Fund
Class A Shares	$513	$754	$1,013	$1,753
Class B Shares
— assuming complete redemption at end of period	$694	$900	$1,132	$2,038
— assuming no redemption	$194	$600	$1,032	$2,038
Institutional Shares	$93	$290	$504	$1,120
Goldman Sachs Municipal Income Fund
Class A Shares	$560	$793	$1,044	$1,763
Class B Shares
— assuming complete redemption at end of period	$691	$891	$1,216	$2,005
— assuming no redemption	$191	$591	$1,016	$2,005
Institutional Shares	$75	$233	$406	$906
Combined Fund Pro Forma
Class A Shares	$557	$784	$1,029	$1,730
Class B Shares
— assuming complete redemption at end of period	$688	$882	$1,201	$1,973
— assuming no redemption	$188	$582	$1,001	$1,973
Institutional Shares	$72	$224	$390	$871

Expedition Money Market Fund
Institutional Shares	$68	$214	$373	$835
Investment Service Shares	$94	$293	$509	$1,131
Goldman Sachs Financial Square Prime Obligations Fund
FST Administration Shares	$48	$151	$263	$591
FST Service Shares	$74	$230	$401	$894
Combined Fund Pro Forma
FST Administration Shares	$48	$151	$263	$591
FST Service Shares	$74	$230	$401	$894

	1 year	3 years	5 years	10 years
Expedition Tax-Free Money Market Fund
Institutional Shares	$69	$218	$379	$847
Investment Service Shares	$95	$296	$515	$1,143
Goldman Sachs Financial Square Tax-Free Money Market Fund
FST Administration Shares	$48	$151	$263	$591
FST Service Shares	$74	$230	$401	$894
Combined Fund Pro Forma
FST Administration Shares	$48	$151	$263	$591
FST Service Shares	$74	$230	$401	$894

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.

The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months. In addition, both Expedition Fund and Goldman Sachs Fund Class B Shares automatically convert to Class A Shares after eight years.

Certain institutions, including Compass Bank and its affiliates, that sell Goldman Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares or Class B Shares for services to their customers’ accounts and/or the Goldman Funds. For more information regarding such compensation, see “Shareholder Guide” in the Goldman Funds’ prospectuses and “Other Information” in their Statements of Additional Information.

Overview of the Expedition Funds and Goldman Funds

Comparison of Investment Objectives

The following chart summarizes the investment objective of each of the Expedition Funds and its Corresponding Goldman Fund.

Expedition Fund	Corresponding Goldman Fund
Expedition Equity Fund: Seeks growth of capital with a secondary objective of income.	Goldman Sachs CORE U.S. Equity Fund: Seeks long-term growth of capital and dividend income.

Expedition Equity Income Fund: Seeks long-term growth of capital, with an emphasis on current income.	Goldman Sachs Growth and Income Fund: Seeks long-term growth of capital and growth of income.

Expedition Investment Grade Bond Fund: Seeks current income.	Goldman Sachs Core Fixed Income Fund: Seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

Expedition Tax-Free Investment Grade Bond Fund: Seeks current income exempt from federal income tax	Goldman Sachs Municipal Income Fund: Seeks a high level of current income that is exempt from regular federal income tax, consistent with the preservation of capital.

Expedition Money Market Fund: Seeks current income consistent with stability of principal.
Goldman Sachs Financial Square Prime
Obligations Fund:
Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Expedition Tax-Free Money Market Fund: Seeks current income exempt from federal income tax, consistent with stability of principal.
Goldman Sachs Financial Square Tax-Free
Money Market Fund:
Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objectives, policies and restrictions of each of the Expedition Funds are, in general, similar to those of its Corresponding Goldman Fund. However, there are certain differences between the investment policies and restrictions of the Expedition Funds and their Corresponding Goldman Funds. For additional information, see “Comparison of Expedition Funds and Goldman Funds — Investment Objectives and Principal Strategies, — Other Investment Practices and Investment Securities of the Expedition Funds and Goldman Funds and — Investment Restrictions.”

Service Providers

CAM currently serves as investment adviser to the Expedition Funds. In addition, Weiss, Peck & Greer Investments serves as sub-adviser to the Expedition Tax-Free Money Market Fund. GSAM currently serves as the investment adviser to each of the Goldman Funds.

The Expedition Funds and Goldman Funds have different respective administrators, distributors, transfer agents and other service providers. For a detailed description of the management of the Goldman Funds, including GSAM and other service providers to the Goldman Funds, see “Comparison of Expedition Funds and Goldman Funds — Investment Advisers and Advisory Fee Information,” “Comparison of Expedition Funds and Goldman Funds — Other Service Providers,” and the Goldman Funds’ prospectuses which accompany this Proxy/Prospectus.

Share Class Characteristics and Shareholder Transactions and Services

Sales Load, Distribution and Shareholder Servicing Arrangements for Expedition

Class A Shares.  There is a maximum sales charge of 4.00% for the Class A Shares of the Expedition Funds. The sales charge is calculated as a percentage of the offering price for Class A Shares. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels. There is no sales charge on purchases of Class A Shares of $1,000,000 or more. The front-end sales charge may be waived in certain circumstances. For more information, see “Comparison of Expedition Funds and Goldman Funds—Shareholder Transactions and Services of the Expedition Funds and the Goldman Funds — Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions” below.

Expedition has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class A Shares of the Expedition Funds (the “Expedition Class A Plan”). Under the Expedition Class A Plan, Expedition will pay to Expedition’s distributor distribution and service fees for the sale and distribution of Class A Shares and for services provided to Class A shareholders equal, on an annual basis, to 0.25% of an Expedition Fund attributable to Class A Shares. The Expedition distributor can use this fee to make payments, pursuant to written agreements, to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and Expedition’s distributor’s affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Compass Bank, or one or more affiliates thereof, currently is entitled to receive all payments made under the Expedition Class A Plan in respect of the assets of any clients or customers of Compass Bank or any affiliates thereof holding Class A Shares of any of the Expedition Funds at the time of the Reorganization.

Class B Shares. There is no front-end sales load imposed on Class B Shares of the Expedition Funds, however, a maximum CDSC of 5.00% may be imposed in the event of certain redemptions within five years of purchase. This CDSC may be waived in certain circumstances. For more information, see “Comparison of Expedition Funds and Goldman Funds — Shareholder Transactions and Services of the Expedition Funds and the Goldman Funds — Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions” below.

Expedition has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class B Shares of the Expedition Funds (the “Expedition Class B Plan”). Under the Expedition Class B Plan, Expedition will pay to Expedition’s distributor distribution and service fees for the sale and distribution of Class B Shares and for services provided to Class B shareholders equal, on an annual basis, to 1.00% of an Expedition Fund attributable to Class B Shares. The Expedition distributor can use this fee to make payments, pursuant to written agreements, to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and Expedition’s distributor’s affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Compass Bank, or one or more affiliates thereof, currently is entitled to receive all CDSCs and all 12b-1 payments made under the Expedition Class B Plan, to the extent applicable to the assets of any clients or customers of Compass Bank or any affiliates thereof holding Class B Shares of any of the Expedition Funds at the time of the Reorganization.

Institutional Shares.  Institutional Shares of the Expedition Funds are offered at net asset value with no front-end or contingent deferred sales charges.

Investment Service Shares.  Investment Service Shares of the Expedition Money Market Fund and the Expedition Tax-Free Money Market Fund are offered at net asset value with no front-end or contingent deferred sales charges. Expedition has adopted a Shareholder Services Plan under which Expedition’s distributor may pay fees to administrators, including Compass Bank and its affiliates, for administrative services of up to 0.25% of a Fund’s average daily net assets attributable to such class.

Sales Load, Distribution and Shareholder Servicing Arrangements for Goldman Trust

Class A Shares.  There is a maximum sales charge of 5.50% for Goldman Sachs CORE U.S. Equity Fund and Goldman Sachs Growth and Income Fund, and a maximum sales charge of 4.50% for Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund. The sales charge is calculated as a percentage of the offering price for Class A Shares. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels. There is no sales charge on purchases of Class A Shares of a Goldman Fund of $1,000,000 or more; however, a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase. This CDSC may be waived in certain circumstances. Class A Shares of the Goldman Sachs Municipal Income Fund are subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Class A Shares of the Goldman Sachs Municipal Income Fund issued at the effective time of the Reorganization to Expedition Tax-Free Investment Grade Bond Fund shareholders in connection with the Reorganization will not be subject to the redemption fee. However, new purchases of Class A Shares of the Goldman Sachs Municipal Income Fund made by former Expedition shareholders at or after the effective time of the Reorganization will be subject to the redemption fee. For more information, see “Comparison of Expedition Funds and Goldman Funds — Shareholder Transactions and Services of the Expedition Funds and the Goldman Funds, and — Sales Charges, Reductions of Sales Charges and Sales Charge Exemptions” below.

Goldman Trust has adopted a distribution and service plan (the “Goldman Class A Plan”) under which Class A Shares of the Goldman Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the Goldman Class A Plan, Goldman Sachs is entitled to a monthly fee from each Goldman Fund for distribution services equal, on an annual basis, to 0.25% of a Goldman Fund attributable to Class A Shares. The distribution fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and may be used (among other things) for: (1) compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representatives; (2) commissions paid to authorized dealers; (3) allocable overhead; (4) telephone and travel expenses; (5) interest and other costs associated with the financing of such compensation and expenses; (6) printing of prospectuses for prospective shareholders; (7) preparation and distribution of sales literature or advertising of any type; and (8) all other expenses incurred in connection with activities primarily intended to result in the sale of Class A Shares. Compass Bank, or one or more affiliates thereof, will be entitled to receive all payments made under the Goldman Class A Plan in respect of the assets of any clients or customers of Compass Bank or any affiliates thereof acquiring Class A Shares of any of the Goldman Funds in connection with the Reorganization.

Class B Shares.  There is no front-end sales load imposed on Class B Shares of the Goldman Funds, however, a maximum CDSC of 5.00% may be imposed in the event of certain redemptions within six years of purchase. This CDSC may be waived in certain circumstances. For more information, see “Comparison of Expedition Funds and Goldman Funds — Shareholder Transactions and Services of the Expedition Funds and the Goldman Funds — Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions” below. Class B Shares of the Goldman Sachs Municipal Income Fund are subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Class B Shares of the Goldman Sachs Municipal Income Fund issued at the effective time of the Reorganization to Expedition Tax-Free Investment Grade Bond Fund shareholders in connection with the Reorganization will not be subject to the redemption fee. However, new purchases of Class B Shares of the Goldman Sachs Municipal Income Fund made by former Expedition shareholders at or after the effective time of the Reorganization will be subject to the redemption fee.

Goldman Trust has adopted a distribution and service plan (the “Goldman Class B Plan”) under which Class B Shares of the Goldman Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the Goldman Class B Plan, Goldman Sachs is entitled to a monthly fee from each Goldman Fund for distribution services and personal account maintenance services equal, on an annual basis, to 0.75% and 0.25%, respectively, of a Goldman Fund attributable to Class B Shares. The distribution fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and may be used (among other things) for: (1) compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representatives; (2) commissions paid to authorized dealers; (3) allocable overhead; (4) telephone and travel expenses; (5) interest and other costs associated with the financing of such compensation and expenses; (6) printing of prospectuses for prospective shareholders; (7) preparation and distribution of sales literature or advertising of any type; and (8) all other expenses incurred in connection with activities primarily intended to result in the sale of Class B Shares. Compass Bank, or one or more affiliates thereof, will be entitled to receive all 12b-1 fee payments under the Goldman Class B Plan and CDSCs, to the extent applicable to the assets of any clients or customers of Compass Bank or any affiliates thereof acquiring Class B Shares of any of the Goldman Funds in connection with the Reorganization.

Institutional Shares.  Institutional Shares of the Goldman Funds are offered at net asset value with no front-end or contingent deferred sales charges. Institutional Shares of the Goldman Sachs Municipal Income Fund are subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Institutional Shares of the Goldman Sachs Municipal Income Fund issued at the effective time of the Reorganization to Expedition Tax-Free Investment Grade Bond Fund shareholders in connection with the Reorganization will not be subject to the redemption fee. However, new purchases of Institutional Shares of the Goldman Sachs Municipal Income Fund made by former Expedition shareholders at or after the effective time of the Reorganization will be subject to the redemption fee.

FST Administration Shares.  FST Administration Shares of Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund are offered at net asset value with no front-end or contingent deferred sales charges.

Goldman Trust has approved an administration plan under which service organizations, including Compass Bank and various of its affiliates, as applicable, are entitled to receive payments for their services from Goldman Trust of up to 0.25% (on an annualized basis) of the average daily net assets of the FST Administration Shares of Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund which are attributable to or held in the name of the service organization for its customers.

FST Service Shares.  FST Service Shares of Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund are offered at net asset value with no front-end or contingent deferred sales charges.

Goldman Trust has approved a service plan and separate shareholder administration plan under which service organizations, including Compass Bank and various of its affiliates, as applicable, are entitled to receive payments for their services from Goldman Trust of up to 0.25% (on an annualized basis) for personal and account maintenance services plus an additional 0.25% (on an annualized basis) for shareholder administration services of the average daily net assets of the FST Service shares of Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Tax-Free Money Market Fund which are attributable to or hold in the name of the service organization for its customers.

The purchase, redemption, exchange, dividend and other policies and procedures of the Expedition Funds and their Corresponding Goldman Funds are generally similar. There are, however, some differences. For more information, see “Comparison of Expedition Funds and Goldman Funds — Shareholder Transactions and Services of the Expedition Funds and the Goldman Funds” below.

Voting Information

The Expedition Board of Trustees is furnishing this Proxy/Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on January 3, 2005 will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Expedition a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see “Voting Information” below.

PRINCIPAL RISK FACTORS

Risks of Investing in the Expedition Funds and Goldman Funds

An investment in an Expedition Fund or its Corresponding Goldman Fund is subject to specific risks arising from the types of securities in which the Expedition Fund or its Corresponding Goldman Fund invests and general risks arising from investing in any mutual fund. There is no assurance that an Expedition Fund or a Corresponding Goldman Fund will meet its investment objective, and investors could lose money by investing in an Expedition Fund or its Corresponding Goldman Fund. As with all mutual funds, an investment in an Expedition Fund or a Corresponding Goldman Fund is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.

The Expedition Equity Fund, Expedition Equity Income Fund, Goldman Sachs CORE U.S. Equity Fund and Goldman Sachs Growth and Income Fund (collectively, the “Stock Funds”) will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Stock Funds hold may rise or decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of an investment in a Stock Fund may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.

The Expedition Investment Grade Bond Fund, Expedition Tax-Free Investment Grade Bond Fund, Expedition Money Market Fund, Expedition Tax-Free Money Market Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund will be subject to the risks associated with fixed-income securities. To the extent it invests in fixed-income securities, a Stock Fund will also be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and an Expedition Fund or its Corresponding Goldman Fund will not recover its investment. Call risk and extension risk are normally present when the borrower has the option to prepay its obligations.

The Expedition Tax-Free Investment Grade Bond Fund, Expedition Tax-Free Money Market Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund will also be subject to the risks associated with municipal securities. These risks include tax risk and concentration risk. Tax risk is the risk that a Fund investing in municipal securities may be adversely impacted by changes in tax rates and policies. Concentration risk is the risk that concentrating investments in issuers within the same country, state, industry or economic sector may effect the value of a Fund’s investments if adverse circumstances arise.

The Reorganization of certain Expedition Funds into Goldman Funds will expose the shareholders of the Expedition Funds to the following additional principal risk factors (capitalized terms are described in the table that follows this discussion).

If a shareholder invests in the following Expedition Fund:	The Corresponding Goldman Fund will carry the following additional principal risk factors

Expedition Equity Fund	Foreign Risk; Interest Rate Risk; and Derivatives Risk

Expedition Equity Income Fund	Foreign Risk; Emerging Countries Risk; and Derivatives Risk

Expedition Investment Grade Bond Fund	Foreign Risk; Emerging Countries Risk; Derivatives Risk; and Sovereign Risk

Expedition Tax-Free Investment Grade Bond Fund	Derivatives Risk and Concentration Risk

All of the principal risks applicable to the Expedition Funds and the Goldman Funds are described in the table that follows below. More information about certain types of portfolio securities and investment techniques, and their associated risks, is provided in Appendix A to the prospectuses of the Goldman Funds. You should consider the investment risks discussed in this section and the prospectuses of the Goldman Funds, which are important to your investment choice.

Principal Risk	Funds Subject to Risk
Net Asset Value Risk — The risk that a money market fund will not be able to maintain a net asset value per share of $1.00 at all times. For non-money market funds, the risk that the net asset value and value of your investment will fluctuate.
All Expedition Funds All Goldman Funds

Interest Rate Risk — The risk that when interest rates increase, fixed income securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. Also, with respect to money market funds, during periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher.
Expedition Equity Income, Investment Grade Bond, Tax-Free Investment Grade Bond, Money Market and Tax-Free Money Market Funds All Goldman Funds

Credit/Default Risk — The risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its payment obligations. For certain funds, this risk may include the risk of default on foreign letters of credit or guarantees that back municipal securities.
All Expedition Funds All Goldman Funds

Call Risk — The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
Expedition Investment Grade Bond and Tax-Free Investment Grade Bond Funds Goldman Sachs Core Fixed Income and Municipal Income Funds

Principal Risk	Funds Subject to Risk
Extension Risk — The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as mortgage — backed or asset-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and a Fund will also suffer from the inability to invest in higher yielding securities.
Expedition Investment Grade Bond and Tax-Free Investment Grade Bond Funds Goldman Sachs Core Fixed Income and Municipal Income Funds

U.S. Government Securities Risk — The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. Government Securities purchased by the Funds, such as those issued by the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Expedition Investment Grade Bond, Tax-Free Investment Grade Bond and Money Market Funds Goldman Sachs Core Fixed Income, Municipal Income and Financial Square Prime Obligations Funds

Stock Risk — The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility. The value of a Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.
Expedition Equity and Equity Income Funds Goldman Sachs CORE U.S. Equity and Growth and Income Funds

Preferred Stock Risk — Preferred stocks have characteristics of both equity and fixed income securities. Since preferred stocks receive their income in a fixed or variable stream of dividends, their value tends to decrease if interest rates rise and vice versa. Also, like common stock, preferred stock’s value is subject to short- or long-term fluctuations of stock prices in general. Unlike with fixed income securities, a company which issues preferred stock is under no obligation to pay dividends to the shareholder (although most preferred stock dividends accumulate and must be paid at a later date before common dividends). Although preferred stocks do evidence ownership in a company, preferred stocks usually do not carry any voting rights.
Expedition Equity Income Fund

Convertible Securities Risk — Convertible securities have characteristics of both fixed income and equity securities. The value of securities convertible into equity securities are subject to equity risks, because the value of the convertible security tends to move with the market value of the underlying stock, as well as fixed income risks such as prevailing interest rates, the credit quality of the issuer and any call provisions of the issue.
Expedition Equity Income Fund

Principal Risk	Funds Subject to Risk
Dividends Risk — The risk that companies which have historically paid dividends may discontinue dividend payments or pay dividends at lower levels. This may affect a Fund’s ability to produce current income.
Expedition Equity Income Fund

Derivatives Risk — The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
Goldman Sachs CORE U.S. Equity, Growth and Income, Core Fixed Income and Municipal Income Funds

Management Risk — The risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results.	All Expedition Funds All Goldman Funds

Market Risk — The risk that the value of the securities in which a fund invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
Expedition Equity, Equity Income, Investment Grade Bond and Tax-Free Investment Grade Bond Funds Goldman Sachs CORE U.S. Equity, Growth and Income, Core Fixed Income and Municipal Income Funds

Liquidity Risk — The risk that a Fund will not be able to pay redemption proceeds within the time period stated in its Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed-income securities, small and mid-capitalization stocks, real estate investment trusts and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.
All Expedition Funds All Goldman Funds

Tax Risk — A Fund may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.
Expedition Tax-Free Investment Grade Bond and Tax-Free Money Market Funds Goldman Sachs Municipal Income and Financial Square Tax-Free Money Market Funds

Principal Risk	Funds Subject to Risk
Concentration Risk — The risk that if a Fund invests more than 25% of its total assets in issuers within the same country, state, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.
Expedition Tax-Free Investment Grade Bond and Tax-Free Money Market Funds Goldman Sachs Municipal Income and Financial Square Tax-Free Money Market Funds

Investment Style Risk — Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Similarly, a Fund that invests in a blend of U.S. Government and U.S. corporate fixed income securities may cause it to perform differently then funds that target other fixed income market segments or that invest in other asset classes.
Expedition Equity, Equity Income and Investment Grade Bond Funds Goldman Sachs CORE U.S. Equity and Growth and Income Funds

Medium Capitalization Risk — The securities of medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, medium sized companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, medium capitalization stock may be more volatile than those of large companies.
Expedition Equity and Equity Income Funds

Foreign Risk — The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
Goldman Sachs CORE U.S. Equity, Growth and Income and Core Fixed Income Funds

Principal Risk	Funds Subject to Risk
Emerging Countries Risk — The securities markets of Asian, Latin and South American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.
Goldman Sachs Growth and Income and Core Fixed Income Funds

Sovereign Risk — The risk that the issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. Includes, Political, Economic and Repayment Risks. Political Risk is the risk associated with the general political and social environment of a country and includes, among other factors, government instability, poor socioeconomic conditions and lack of law and order. Economic Risk is the risk associated with general economic conditions and includes, among other things, low quality and growth rate of gross domestic product and high inflation or deflation. Repayment Risk is the risk associated with the inability of a country to pay its external debt obligations in the immediate future and includes, among other items, high foreign debt as a percentage of gross domestic product.
Goldman Sachs Core Fixed Income Fund

Credit Enhancement Risk — The risk that a change in the credit quality of a bank or other financial institution which provides credit enhancements to securities purchased by a fund may cause losses to the fund and affect its share price.
Expedition Tax-Free Investment Grade Bond and Tax-Free Money Market Funds

INFORMATION ABOUT THE REORGANIZATION

Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement which is attached as Appendix A.

Reasons for the Reorganization

Background.  As of October 6, 2004, the Expedition Fund had total assets of $1.095 billion and except for the Expedition Money Market Fund, no single Expedition Fund had assets in excess of $160 million. Managing mutual funds in an efficient and profitable manner requires significant assets per portfolio and in the aggregate. CAM has been concerned about the long-term viability of the Expedition Funds due to their relatively low asset size and the decline in net assets of the Expedition Funds in recent years. Moreover, it has become increasingly difficult for a relatively small fund operation such as that managed by CAM to compete. In addition, the infrastructure and oversight (and associated costs) needed to comply with new regulations recently promulgated by the SEC have placed significantly greater regulatory and economic burdens on CAM and the Expedition Funds.

After reaching a decision to withdraw from the investment company management business, CAM initiated a process whereby it identified multiple mutual fund complexes which were believed to be potentially acceptable reorganization partners. CAM then analyzed information about the mutual fund complexes which expressed an interest in a reorganization transaction. CAM reviewed the availability of similar (in relation to the Expedition Funds) style portfolios with similar investment objectives and matching share classes, expense ratios, performance history as well as detailed information concerning the applicable mutual funds and its service providers. After considering, (1) (a) the investment objectives, policies and limitations, (b) historical investment performance, (c) the investment advisory fees and other expenses, (d) types of share classes; and (e) number of investment options available to shareholders of the Expedition Funds relative to the Goldman Funds; and (2) the capabilities, practices, resources and brand identity of Goldman Sachs, including its well-developed distribution network, CAM concluded that funds managed by GSAM qualified as candidates for a reorganization transaction. CAM’s conclusion was based on CAM’s analysis that due to the overall generally lower expense ratios, matching share classes, similar investment objectives, substantial research commitment and performance history, the Goldman Funds represented the best alternative for the shareholders of the Expedition Funds. CAM informed the Trustees of Expedition, including those who are not “interested persons” (as defined in the applicable provisions of the 1940 Act) of Expedition or its investment adviser or principal underwriter (“Independent Trustees”), of its decision to withdraw from the investment company management business and proposed to them a course of action for Expedition that would allow the Expedition Funds to be acquired by the Goldman Funds. As discussed in more detail under “Board Considerations,” GSAM will pay CAM an amount equal to at least $400,000 in connection with the proposed Reorganization and certain related transactions, including to defray fees and expenses incurred in connection with the Reorganization and such related transactions. GSAM will also enter into certain revenue sharing, distribution and service agreements with CAM and/or its affiliates.

Board Considerations

At a meeting held on November 16, 2004, Expedition’s Board of Trustees, including the Independent Trustees, considered the circumstances facing the Expedition Funds in light of CAM’s decision to exit the business of managing mutual fund investment portfolios, but they deferred final consideration of the proposed Reorganization to a meeting on December 10, 2004. At the December 10, 2004 Board of Trustees’ meeting, the Board of Trustees, including the Independent Trustees (who were assisted by independent legal counsel), considered the proposed Reorganization and the Reorganization Agreement and approved the Reorganization. At the December 10, 2004, Expedition Board of Trustees’ meeting, the Board of Trustees, including the Independent Trustees, unanimously determined that the Reorganization was in the best interests of each Expedition Fund. At the same time, the Board of Trustees also determined that the interests of existing shareholders of each Expedition Fund would not be diluted as a result of its Reorganization. The Board of Trustees also resolved to call a shareholder meeting and recommend to shareholders that they vote to approve the Reorganization. Likewise, at a meeting on November 4, 2004, the Board of Trustees of Goldman also determined that the Reorganization was in the best interests of each Goldman Fund. The Goldman Board of Trustees also determined that the interests of the existing shareholders invested in each Goldman Fund would not be diluted as a result of the Reorganization.

In evaluating the Reorganization, Expedition’s Board of Trustees requested and reviewed, with the assistance of counsel, materials furnished by CAM and GSAM. These materials included written information regarding GSAM and its personnel, operations and financial condition. These materials summarized the principal terms and conditions of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis for each Expedition Fund and its respective shareholders. In addition, the Expedition Trustees received comparative information about the Expedition Funds and their respective Corresponding Goldman Funds, including information concerning, but not limited to, the following matters: (1) the investment objectives and policies of such Goldman Funds; (2) advisory, distribution and other servicing arrangements of such Goldman Funds; (3) fund expenses; and (4) performance of such Goldman Funds. The Expedition Board also was provided with information about GSAM and its investment advisory capabilities, including information regarding those individuals or teams of individuals with responsibility for managing each Goldman Fund.

During its deliberations, Expedition’s Board of Trustees (with the advice and assistance of counsel) reviewed, among other things: (1) the potential effect of the Reorganization on the shareholders of the Expedition Funds, including expected expense reductions for all Expedition Funds; (2) the capabilities, practices and resources of GSAM and the other service providers used by Goldman; (3) the investment advisory and other fees paid by the Goldman Funds, and the historical and projected expense ratios of the Goldman Funds as compared with those of the Expedition Funds; (4) the investment objectives, policies and limitations of the Goldman Funds and their relative compatibility with those of the Expedition Funds; (5) the compliance program of the Goldman Sachs Funds; (6) the historical investment performance records of the Expedition Funds and the Goldman Funds, relative to each other; (7) the larger asset base of Goldman relative to Expedition; (8) the terms and conditions of the Reorganization Agreement, including the extent to which the Goldman Funds would assume liabilities of the Expedition Funds (except those explicitly excluded from the Goldman Funds’ obligation to assume such liabilities as provided in the Reorganization Agreement (the “Excluded Liabilities”)); (9) the anticipated tax-free nature of the Reorganization for the respective Expedition Funds and their shareholders; (10) the advice and recommendation of CAM, including its opinion that in light of the foregoing, the Reorganization would be in the best interests of Expedition Fund shareholders; and (11) the fact that the expense of the Reorganization would not be borne by Expedition Funds’ shareholders. With respect to the terms and conditions of the Reorganization Agreement, Expedition’s Board of Trustees also considered (with the advice and assistance of counsel) the nature, likelihood of occurrence and materiality of any potential claims against Expedition Funds or Expedition’s Board of Trustees or other matters that may give rise to Excluded Liabilities; and the scope of insurance coverage and other sources of indemnification available to the Expedition’s Board of Trustees in the event of Excluded Liabilities becoming due following the Reorganization.

The Expedition Board of Trustees also considered that CAM would enter into a revenue sharing arrangement where CAM and certain affiliates will enter into a separate services agreements and, where applicable, distribution agreements with GSAM and its affiliates whereby CAM and/or certain affiliates will be compensated by GSAM and its affiliates (from their own resources) based both on the amount of assets from CAM or affiliated accounts invested in the Goldman Funds and the performance by either CAM or certain of its affiliates of services that benefit both the shareholders of the Goldman Funds and GSAM. In addition, with respect to Class A Share, Class B Share, FST Administration and FST Service investments in the Goldman Funds, CAM and/or its affiliates also will be eligible to receive sales commissions resulting from new transactions following the Reorganization (if applicable) as well as ongoing distribution and service, shareholder service and administration payments paid directly by the Goldman Funds and/or by the Goldman distributor. GSAM will also pay to CAM at least $400,000 (the “Expense Payment Amount”) in connection with the Reorganization and certain related transactions including to defray certain Reorganization expenses including counsel fees and legal expenses of both Expedition and Goldman Trust in connection with the drafting and filing of documents relating to the Reorganization and the provision of legal advice related to such documents and the consideration and approval of the Reorganization, tax services, proxy printing and solicitation costs, audit services, explicit brokerage commissions associated with the Reorganization, account conversion expenses, penalties involving termination of service contracts and applicable foreign, federal or state stock transfer stamps and any other stamp duty taxes (“Reorganization Expenses”). CAM is responsible for all Reorganization Expenses, whether or not the Reorganization is concluded, in excess of the Expense Payment Amount. The Expedition Board of Trustees also considered the viability of the Expedition Funds absent approval of the proposed Reorganization, including alternatives to the Reorganization such as combining with different funds and liquidating the Expedition Funds. With respect to Excluded Liabilities, the Reorganization Agreement provides that the Goldman Funds shall not assume any liability as agreed upon in writing by the parties. The only such liabilities excluded pursuant to this provision relate to (1) any and all existing and future liabilities and obligations of any nature, whether accrued, absolute, contingent or otherwise arising out of, or relating to, the subject matter of an examination by the staff of the SEC of SEI Investments Global Funds Services relating to any arrangements or activities whereby SEI Investments Global Funds Services or any affiliate makes a portion of its fees, revenue, or profits available to mutual fund clients or their affiliates (including the Expedition Funds and service providers to the Expedition Funds and various related parties) for fund marketing and distribution or for any other purpose, or any related inquiries or investigations (except for certain obligations of the Expedition Funds under the declaration of trust and by-laws thereof to indemnify, defend, hold harmless, advance expenses and/or contribute to the liability of the Independent Trustees, and (2) any obligation of the Expedition Funds to indemnify, defend, hold harmless, advance expenses and/or contribute to the liability of officers of the Expedition Funds and trustees of the Expedition Funds other than the Independent Trustees. For more information on this matter and SEI Investments Global Funds Services, please see “Comparison of Expedition Funds and Goldman Funds — Other Service Providers.”

The Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement attached to this Proxy/Prospectus as Appendix A.

The Reorganization Agreement provides that with respect to each Expedition Fund: (1) all of the Expedition Fund’s assets will be acquired, and all of the liabilities (except those explicitly excluded as provided in the Reorganization Agreement) of the Expedition Fund will be assumed, by its Corresponding Goldman Fund in exchange for Class A Shares, Class B Shares and Institutional Shares (or FST Administration Shares and FST Service Shares in the case of the Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund), (2) Class A Shares, Class B Shares and Institutional Shares (or FST Administration Shares and FST Service Shares in the case of the Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund) of the Corresponding Goldman Fund received will be distributed to the shareholders of the Expedition Fund, and (3) the Expedition Fund will liquidate. Prior to the consummation of the Reorganization, it is anticipated that all shareholders of the Sweep Class Shares of the Expedition Money Market Fund and the Expedition Tax-Free Money Market Fund will redeem their Sweep Class Shares, and the Sweep Class Shares will be closed to new investors.

Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur upon at the opening of business on February 28, 2005 or on a later date as the parties may agree (the “Effective Time of the Reorganization”).

With respect to the Reorganization, each shareholder of an Expedition Fund will receive the number of full and fractional (to the third decimal place) Class A Shares, Class B Shares or Institutional Shares or (or FST Administration Shares and FST Service Shares in the case of the Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund) of its Corresponding Goldman Fund equal in value to the value of the Class A Shares, Class B Shares and Institutional Shares (or Institutional Shares and Investment Service Shares in the case of the Expedition

Money Market Fund and Expedition Tax-Free Money Market Fund), respectively, held as of the close of regularly scheduled trading on the NYSE at the Effective Time of the Reorganization. Immediately upon receipt of Goldman Fund shares, the Expedition Fund will liquidate and distribute pro-rata to its shareholders of record as of the Effective Time of the Reorganization the shares of the Corresponding Goldman Fund received by the Expedition Fund in the Reorganization. The transactions described above are summarized in the following table.

Expedition Funds	Goldman Funds
Expedition Equity Fund Class A Shares Class B Shares Institutional Shares	Goldman Sachs CORE U.S. Equity Fund Class A Shares Class B Shares Institutional Shares

Expedition Equity Income Fund Class A Shares Class B Shares Institutional Shares	Goldman Sachs Growth and Income Fund Class A Shares Class B Shares Institutional Shares

Expedition Investment Grade Bond Fund Class A Shares Class B Shares Institutional Shares	Goldman Sachs Core Fixed Income Fund Class A Shares Class B Shares Institutional Shares

Expedition Tax-Free Investment Grade Bond Fund Class A Shares Class B Shares Institutional Shares	Goldman Sachs Municipal Income Fund Class A Shares Class B Shares Institutional Shares

Expedition Money Market Fund Institutional Shares Investment Service Shares	Goldman Sachs Financial Square Prime Obligations Fund FST Administration Shares FST Service Shares

Expedition Tax-Free Money Market Fund Institutional Shares Investment Service Shares	Goldman Sachs Financial Square Tax-Free Money Market Fund FST Administration Shares FST Service Shares

The liquidation and distribution of the Expedition Fund’s shares will be accomplished by the transfer of the Corresponding Goldman Fund’s shares then credited to the account of the Expedition Fund on the books of the Corresponding Goldman Fund to open accounts on the share records of the Corresponding Goldman Fund in the names of the shareholders of the Expedition Fund. The aggregate net asset values of the Class A Shares, Class B and Institutional Shares (or FST Administration Shares and FST Service Shares in the case of the Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund) of the Corresponding Goldman Fund to be credited to the shareholders of the Expedition Fund will be equal to the aggregate net asset values of the Class A Shares, Class B and Institutional Shares (or Institutional Shares and Investment Service Shares in the case of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund), respectively, of the Expedition Fund owned by such shareholders at the close of business on the business day immediately preceding the Effective Time of the Reorganization. All issued and outstanding shares of each Expedition Fund will simultaneously be canceled on the books of such Expedition Fund.

After such distribution of Goldman Fund shares, Expedition will take all necessary steps under the laws of the Commonwealth of Massachusetts, its Declaration of Trust and Revised and Restated By-Laws, and any other applicable law to effect a complete dissolution of Expedition.

Under the Reorganization Agreement, CAM is responsible for all of the following fees and expenses in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement whether or not the transactions contemplated thereby are concluded: (1) counsel fees and legal expenses of both Expedition (and of its Independent Trustees) and Goldman Trust incurred in connection with (i) the drafting and filing of certain documents relating to the Reorganization, and (ii) the provision of legal advice related to such documents and the consideration and approval of the Reorganization (“Legal Expenses”), (2) tax services, (3) proxy printing costs, proxy mailing costs, and proxy solicitation costs, if any, (4) audit services, (5) explicit brokerage transaction expenses associated with the Reorganization (whether incurred before or after the Effective Time of the Reorganization), (6) account conversion expenses, (7) penalties, if any, involving termination of Expedition’s service contracts, (8) applicable foreign, federal or state stock transfer stamps and any other stamp duty taxes and (9) expenses (including legal fees) of liquidation and dissolution of the Expedition Funds (such expenses, collectively, the “Reorganization Expenses”). GSAM has entered into an agreement to pay to CAM an amount equal to at least $400,000.00 (the “Expense Payment Amount”) in connection with the Reorganization and certain related transactions including to defray the Reorganization Expenses and costs and expenses associated with such transactions. CAM is responsible for all Reorganization Expenses, whether or not the Reorganization is concluded, in excess of the Expense Payment Amount. In addition, except as provided above with respect to Legal Expenses, CAM, with respect to Expedition and the Expedition Funds and their Independent Trustees, and GSAM, with respect to Goldman Trust and the Goldman Funds, shall be liable for their respective counsel fees and legal expenses incurred in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement. Expedition and Goldman Trust will not bear any direct fees or expenses in connection with the Reorganization or explicit brokerage commission resulting from portfolio transactions executed on behalf of the Expedition Funds in preparation of the Reorganization.

The Reorganization Agreement contains a number of representations and warranties made by Expedition to Goldman Trust related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1) and similar representations and warranties made by the Goldman Trust to Expedition (section 4.2). The Reorganization Agreement contains a number of conditions precedent that must occur before either Expedition or the Goldman Trust are obligated to proceed with any of the Reorganization (sections 6.1, 6.2 and 6.3). These include, among others, that: (1) the shareholders of each Expedition Fund approve the Reorganization of their Expedition Fund; (2) Expedition receive from the Goldman Trust’s legal counsel and Goldman Trust receive from Expedition’s legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from the Goldman Trust counsel that the shares issued in the Reorganization will be validly issued, fully paid and non assessable); (3) both Expedition and the Goldman Trust receive from the Goldman Trust’s counsel the tax opinion discussed below under “Federal Income Tax Consequences;” and (4) the receipt of certain certificates from Expedition and Goldman Trust officers concerning the continuing accuracy of representations and warranties in the Reorganization Agreement.

The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization by: (1) the mutual written consent of Expedition and the Goldman Trust; (2) Expedition following any material breach by the Goldman Trust of any of its representations, warranties or covenants contained in the Reorganization Agreement, if Goldman Trust does not cure such breach within 10 business days; (3) Goldman Trust upon any material breach by Expedition of any of its representations, warranties or covenants contained in the Reorganization Agreement, if Expedition does not cure such breach within 10 business days; (4) either Expedition or Goldman Trust if the closing does not occur by April 1, 2005; or (5) by either the Goldman Trust’s or Expedition’s Board of Trustees following a determination that the consummation of the Reorganization is not in the best interest of its shareholders and gives notice to the other party.

Approval of each Reorganization requires the approval of the holders of more than fifty percent of the outstanding shares entitled to vote of the applicable Expedition Fund. See the section of this Proxy/Prospectus entitled “Voting Information” for more information.

The Reorganization Agreement provides that the failure of any Expedition Fund to consummate the transactions contemplated in the Reorganization Agreement will not affect the consummation of the validity of the Reorganization with respect to any other Expedition Fund unless the shareholders of an Expedition Fund holding a majority of the shares outstanding and entitled to vote on the Reorganization vote against approval of the Reorganization. Under such circumstances, no Reorganization of any Expedition Fund will be consummated.

The Reorganization Agreement also provides that in order to facilitate the transfer of the assets of the Expedition Funds at the Effective Time of the Reorganization, GSAM may request that CAM limit or cease portfolio trading on behalf of an Expedition Fund for a period of up to three days prior to the Effective Time of the Reorganization. CAM further has agreed that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Expedition Fund(s) and consistent with fulfilling its fiduciary obligations as an investment adviser.

Once the Reorganization is completed, Expedition will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act and thereafter terminated as a business trust under Massachusetts law.

Although each Expedition Fund has a similar investment objective and principal strategies to its Corresponding Goldman Fund, some of an Expedition Fund’s holdings may not be permissible portfolio holdings of its Corresponding Goldman Fund. Therefore, some portion of an Expedition Fund’s securities holdings may be sold prior to or immediately following the Reorganization. In addition, for certain Expedition Funds, GSAM anticipates selling a portion of such Expedition Fund shortly after the Reorganization. To the extent that an Expedition Fund’s securities holdings are sold prior to the Reorganization; the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding Goldman Fund may hold. The possible need for an Expedition Fund to dispose of certain portfolio investments prior to the Reorganization could result in selling such investments at a disadvantageous time. The sale of securities either prior to the Reorganization or shortly thereafter could result in the Expedition Fund or its Corresponding Goldman Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In this event, CAM and GSAM will pay the explicit brokerage commissions resulting from portfolio transactions executed on behalf of the Expeditions Portfolios in preparation for the Reorganization. In addition, it is anticipated that the Expedition Tax-Free Money Market Fund will liquidate substantially all of its investment portfolio prior to the Reorganization and at the effective time of the Reorganization, transfer securities, cash and cash equivalents to the Goldman Sachs Tax-Free Money Market Fund.

If the Reorganization is approved, Expedition Fund shareholders who do not wish to have their Expedition shares exchanged for shares of a Corresponding Goldman Fund as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganization and your shares are subject to a contingent deferred sales load, your redemption proceeds will be reduced by any applicable sales load.

Description of the Securities to be Issued

Shareholders of each Expedition Fund as of the Effective Time of the Reorganization will receive full and/or fractional Class A Shares, Class B Shares and Institutional Shares (or FST Administration Shares and FST Service Shares in the case of the Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund) of the respective Corresponding Goldman Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. The Goldman Fund shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights. The rights of shareholders of Expedition and Goldman Trust are comparable. For more information see “Comparison of Expedition Fund and Goldman Funds — Comparison of Expedition’s and Goldman Trust’s Charter Documents and — Shareholder Transactions and Services of the Expedition Fund and Goldman Funds.”

Federal Income Tax Consequences

The exchange of each Expedition Fund’s assets for the Corresponding Goldman Fund shares and the assumption of the liabilities (except those explicitly excluded as provided in the Reorganization Agreement) of each Expedition Fund pursuant to the Reorganization Agreement is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, Expedition and the Goldman Trust will receive the opinion of Drinker Biddle & Reath LLP, counsel to the Goldman Trust, to the effect that on the basis of the existing provisions of the Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations, with respect to the Reorganization, for federal income tax purposes:

(1)	the Reorganization will constitute six “reorganizations” within the meaning of section 368(a) of the Code, and each Goldman Fund and Expedition Fund will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

(2)	each Expedition Fund will recognize no gain or loss (a) upon the transfer of its assets to the Corresponding Goldman Fund in exchange for Goldman Fund shares and the assumption of the liabilities of the Expedition Fund, and (b) upon the distribution of those shares to the shareholders of the Expedition Fund;

(3)	each Goldman Fund will recognize no gain or loss upon the receipt of the assets of the Corresponding Expedition Fund in exchange for shares of such Goldman Fund and the assumption of the liabilities of such Expedition Fund;

(4)	the tax basis in the hands of each Goldman Fund of each asset of the Corresponding Expedition Fund transferred to such Goldman Fund in the Reorganization will be the same as the basis of that asset in the hands of such Expedition Fund immediately before the transfer;

(5)	the holding period of each asset of each Expedition Fund in the hands of the Corresponding Goldman Fund will include the period during which that asset was held by such Expedition Fund;

(6)	the shareholders of each Expedition Fund will recognize no gain or loss upon their receipt of shares of the Corresponding Goldman Fund;

(7)	the aggregate tax basis of the Goldman Fund shares received by each shareholder of the Corresponding Expedition Fund will equal the aggregate tax basis of the Expedition Fund shares surrendered in exchange therefor;

(8)	the holding periods of the Goldman Fund shares received by each Expedition Fund shareholder will include the holding periods of the Expedition Fund shares surrendered in exchange therefor, provided that the Expedition Fund shares are held by that shareholder as capital assets on the date of the exchange; and

(9)	each Goldman Fund will succeed to and take into account the tax attributes of the Corresponding Expedition Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Shares held for the purpose of investment are generally considered to be capital assets.

Neither Expedition nor the Goldman Trust has sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position.

Immediately before the Reorganization, each Expedition Fund will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of its investment company taxable income for taxable income years ending at or before the Effective Time of the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, recognized in taxable years ending at or before the Effective Time of the Reorganization. Any such dividends will generally be included in the taxable income of an Expedition Fund’s shareholders.

As a result of the Reorganization, each Goldman Fund will succeed to the tax attributes of the Corresponding Expedition Fund, except that the amount of capital loss carryforwards of an Expedition Fund that the Corresponding Goldman Fund may use to offset capital gains recognized after the Reorganization will be subject to an annual limitation under sections 382 and 383 of the Code. In general, the limitation for each taxable year will equal the sum of (1) the product of the net asset value of the Expedition Fund as of the Effective Time of the Reorganization multiplied by that month’s “long-term tax-exempt rate” (which is a market-based rate published by the IRS each month) plus (2) the amount of any unrealized built-in gains of the Expedition Fund as of the Effective Time of the Reorganization that the Goldman Fund recognizes within the first five taxable years ending after the Effective Time of the Reorganization (as long as the amount of unrealized built-in gains is greater than the lesser of (i) 15% of the net asset value of the Expedition Fund or (ii) $10,000,000 as of the Effective Time of the Reorganization). (The annual limitation will be proportionately reduced for the post-Effective Time of the Reorganization portion of the Goldman Fund’s current taxable year after the Effective Time of the Reorganization and for any subsequent short taxable year.)

As of September 23, 2004: the Expedition Equity Fund had capital loss carryforwards of approximately $88,222,968; and the Expedition Equity Income Fund had capital loss carryforwards of approximately $7,911,255. Accordingly, the annual limitation under sections 382 and 383 of the Code may have the effect of precluding the Goldman Sachs CORE U.S. Equity Fund and Goldman Sachs Growth and Income Fund from using some of the aforementioned capital loss carryforwards altogether.

Certain Goldman Funds anticipate selling portions of the portfolio holdings received from Expedition Funds after the Reorganization. Sales of these securities occurring after the Reorganization will result in those Goldman Funds recognizing gains and/or losses that they would not otherwise have realized were it not for the Reorganization. If the net effect of these additional gains and/or losses is an increase in a Goldman Fund’s net short-term or long-term capital gain for the current calendar year and/or fiscal year, the amount of the Fund’s taxable distributions to shareholders will likely be increased.

Shareholders should consult their own tax advisers concerning the potential tax consequences of each Reorganization to them, including foreign, state and local tax consequences.

Capitalization

The following tables show the capitalization of each Expedition Fund and its Corresponding Goldman Fund as of August 31, 2004 with respect to the Stock Funds, April 30, 2004 with respect to the Bond Funds and June 30, 2004 with respect to the Money Market Funds, and the capitalization of such Goldman Fund on a pro-forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares and Institutional Shares (or FST Administration Shares and FST Service Shares in the case of the Goldman Sachs Financial Square Money Market Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund) of a Goldman Fund that would be exchanged for the shares of its Corresponding Expedition Fund if the Reorganization shown had been consummated on August 31, 2004 with respect to the Stock Funds, April 30, 2004 with respect to the Bond Funds and June 30, 2004 with respect to the Money Market Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization depicted occurs. Amounts in the tables are in thousands, except for net asset value per share.

Expedition Equity Fund and Goldman Sachs CORE U.S. Equity Fund

	Expedition Equity Fund	Goldman Sachs CORE U.S. Equity Fund†	Adjustments	Combined Fund Pro Forma
Net Assets:	$7,216 (Class A Shares) $14,098 (Class B Shares) $140,351 (Institutional Shares)	$398,346 (Class A Shares) $115,492 (Class B Shares) $140,587 (Institutional Shares)	— — —	$405,562 (Class A Shares) $129,590 (Class B Shares) $280,938 (Institutional Shares)

Net Asset Value Per Share:	$7.48 (Class A Shares) $7.13 (Class B Shares) $7.55 (Institutional Shares)	$25.81 (Class A Shares) $24.39 (Class B Shares) $26.32 (Institutional Shares)	N/A N/A N/A	$25.81 (Class A Shares) $24.39 (Class B Shares) $26.32 (Institutional Shares)

Shares Outstanding:	965 (Class A Shares) 1,977 (Class B Shares) 18,584 (Institutional Shares)	15,431 (Class A Shares) 4,736 (Class B Shares) 5,342 (Institutional Shares)	(685) (1,399) (13,253)	15,711 (Class A Shares) 5,314 (Class B Shares) 10,673 (Institutional Shares)

†	The Goldman Sachs CORE U.S. Equity Fund will be the accounting survivor for financial statement purposes.

Expedition Equity Income Fund and Goldman Sachs Growth and Income Fund

	Expedition Equity Income Fund	Goldman Sachs Growth and Income Fund†	Adjustments	Combined Fund Pro Forma
Net Assets:	$300 (Class A Shares) $617 (Class B Shares) $8,419 (Institutional Shares)	$637,130 (Class A Shares) $93,367 (Class B Shares) $4,659 (Institutional Shares)	— — —	$637,430 (Class A Shares) $93,984 (Class B Shares) $13,078 (Institutional Shares)

Net Asset Value Per Share:	$7.06 (Class A Shares) $6.97 (Class B Shares) $7.08 (Institutional Shares)	$22.88 (Class A Shares) $22.27 (Class B Shares) $23.15 (Institutional Shares)	N/A N/A N/A	$22.88 (Class A Shares) $22.27 (Class B Shares) $23.15 (Institutional Shares)

Shares Outstanding:	42 (Class A Shares) 89 (Class B Shares) 1,190 (Institutional Shares)	27,851 (Class A Shares) 4,192 (Class B Shares) 201 (Institutional Shares)	(29) (61) (826)	27,864 (Class A Shares) 4,220 (Class B Shares) 565 (Institutional Shares)

†	The Goldman Sachs Growth and Income Fund will be the accounting survivor for financial statement purposes.

Expedition Investment Grade Bond Fund and Goldman Sachs Core Fixed Income Fund

	Expedition Investment Grade Bond Fund	Goldman Sachs Core Fixed Income Fund†	Adjustments	Combined Fund Pro Forma
Net Assets:	$5,058 (Class A Shares) $1,937 (Class B Shares) $102,374 (Institutional Shares)	$455,802 (Class A Shares) $34,713 (Class B Shares) $657,738 (Institutional Shares)	— — —	$460,860 (Class A Shares) $36,650 (Class B Shares) $760,112 (Institutional Shares)

Net Asset Value Per Share:	$10.52 (Class A Shares) $10.54 (Class B Shares) $10.53 (Institutional Shares)	$9.98 (Class A Shares) $10.02 (Class B Shares) $10.02 (Institutional Shares)	N/A N/A N/A	$9.98 (Class A Shares) $10.02 (Class B Shares) $10.02 (Institutional Shares)

Shares Outstanding:	481 (Class A Shares) 184 (Class B Shares) 9,722 (Institutional Shares)	45,653 (Class A Shares) 3,464 (Class B Shares) 65,664 (Institutional Shares)	26 9 495	46,160 (Class A Shares) 3,657 (Class B Shares) 75,881 (Institutional Shares)

†	The Goldman Sachs Core Fixed Income Fund will be the accounting survivor for financial statement purposes.

Expedition Tax-Free Investment Grade Bond Fund and Goldman Sachs Municipal Income Fund

	Expedition Tax-Free Investment Grade Bond Fund	Goldman Sachs Municipal Income Fund†	Adjustments	Combined Fund Pro Forma
Net Assets:	$274 (Class A Shares) $221 (Class B Shares) $65,720 (Institutional Shares)	$167,796 (Class A Shares) $14,247 (Class B Shares) $60,894 (Institutional Shares)	— — —	$168,070 (Class A Shares) $14,468 (Class B Shares) $126,614 (Institutional Shares)

Net Asset Value Per Share:	$10.57 (Class A Shares) $10.57 (Class B Shares) $10.58 (Institutional Shares)	$15.36 (Class A Shares) $15.36 (Class B Shares) $15.36 (Institutional Shares)	N/A N/A N/A	$15.36 (Class A Shares) $15.36 (Class B Shares) $15.36 (Institutional Shares)

Shares Outstanding:	26 (Class A Shares) 21 (Class B Shares) 6,215 (Institutional Shares)	10,926 (Class A Shares) 928 (Class B Shares) 3,966 (Institutional Shares)	(9) (7) (1,935)	10,943 (Class A Shares) 942 (Class B Shares) 8,246 (Institutional Shares)

†	The Goldman Sachs Municipal Income Fund will be the accounting survivor for financial statement purposes.

Expedition Money Market Fund and Goldman Sachs Financial Square Prime Obligations Fund

	Expedition Money Market Fund	Goldman Sachs Financial Square Prime Obligations Fund†	Adjustments	Combined Fund Pro Forma
Net Assets:	$213,887 (Institutional Shares) $295,417 (Investment Service Shares)	$2,719,872 (FST Administration Shares) $854,853 (FST Service Shares)	— —	$2,933,759 (FST Administration Shares) $1,150,270 (FST Service Shares)

Net Asset Value Per Share:	$1.00 (Institutional Shares) $1.00 (Investment Service Shares)	$1.00 (FST Administration Shares) $1.00 (FST Service Shares)	N/A N/A	$1.00 (FST Administration Shares) $1.00 (FST Service Shares)

Shares Outstanding:	213,883 (Institutional Shares) 295,425 (Investment Service Shares)	2,719,872 (FST Administration Shares) 854,853 (FST Service Shares)	— —	2,933,755 (FST Administration Shares) 1,150,278 (FST Service Shares)

†	The Goldman Sachs Financial Square Prime Obligations Fund will be the accounting survivor for financial statement purposes.

Expedition Tax-Free Money Market Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund

	Expedition Tax-Free Money Market Fund	Goldman Sachs Financial Square Tax-Free Money Market Fund†	Adjustments	Combined Fund Pro Forma
Net Assets:	$64,147 (Institutional Shares) $69,762 (Investment Service Shares)	$244,863 (FST Administration Shares) $60,298 (FST Service Shares)	— —	$309,010 (FST Administration Shares) $130,060 (FST Service Shares)

Net Asset Value Per Share:	$1.00 (Institutional Shares) $1.00 (Investment Service Shares)	$1.00 (FST Administration Shares) $1.00 (FST Service Shares)	N/A N/A	$1.00 (FST Administration Shares) $1.00 (FST Service Shares)

Shares Outstanding:	64,156 (Institutional Shares) 69,773 (Investment Service Shares)	244,865 (FST Administration Shares) 60,297 (FST Service Shares)	— —	309,021 (FST Administration Shares) 130,070 (FST Service Shares)

†	The Goldman Sachs Financial Square Tax-Free Money Market Fund will be the accounting survivor for financial statement purposes.

COMPARISON OF EXPEDITION FUNDS AND GOLDMAN FUNDS

Investment Objectives and Principal Investment Strategies

This section briefly compares and contrasts the investment objectives and principal investment strategies of each Expedition Fund with those of its Corresponding Goldman Fund. More complete information may be found in the respective prospectuses for the Expedition Funds and the Goldman Funds.

Expedition Equity Fund and Goldman Sachs CORE U.S. Equity Fund

Investment Objectives:

(a)	Expedition Equity Fund: Seeks growth of capital with a secondary objective of income.

(b)	Goldman Sachs CORE U.S. Equity Fund: Seeks long-term growth of capital and dividend income.

Principal Investment Strategies:  The Expedition Equity Fund invests primarily (at least 80% of its net assets) in equity securities. The Expedition Fund focuses on common stocks issued by U.S. companies with medium to large market capitalizations (in excess of $1 billion) that CAM believes are attractively valued and have favorable long-term growth potential. The Expedition Fund generally seeks to diversify its investments across all major industry sectors. CAM’s investment selection process begins with the use of quantitative screening techniques to evaluate securities based on both value characteristics (i.e., where a company’s stock market value is attractive relative to historical earnings and its prospects for future earnings and dividend growth) and momentum characteristics (such as changes in a company’s earnings per share estimates). CAM then analyzes the fundamental characteristics of these companies to evaluate which companies hold the best prospects for future growth. These growth characteristics include factors such as above average sales or earnings growth, pricing flexibility, and superior margins and profitability trends compared to a company’s industry peers.

CAM monitors the companies owned by the Expedition Fund and may sell a security when there is a fundamental change in a company’s outlook or when better opportunities are available within that industry sector. By blending these value and growth criteria, CAM attempts to lessen the Expedition Fund’s volatility and avoid the cycles in performance associated with “style specific” investment management.

The Goldman Sachs CORE U.S. Equity Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in such equity investments.

The Goldman Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Goldman Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index. The Goldman Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields. The Goldman Fund is not required to limit its investments to securities in the S&P 500® Index.

The Goldman Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

Expedition Equity Income Fund and Goldman Sachs Growth and Income Fund

Investment Objectives:

(a)	Expedition Equity Income Fund: Seeks long-term growth of capital, with an emphasis on current income.

(b)	Goldman Sachs Growth and Income Fund: Seeks long-term growth of capital and growth of income.

Principal Investment Strategies:  The Expedition Equity Income Fund invests primarily (at least 80% of its net assets) in equity securities. The Expedition Fund focuses on dividend-paying common stocks and other equity securities, including preferred stock and convertible securities, issued by U.S. companies with medium to large market capitalizations (in excess of $1 billion) that CAM believes are attractively valued, relative to historical earning and dividend trends, and offer potential for moderate long-term growth. CAM analyzes a company’s appreciation potential based on factors such as sales or earnings growth, pricing flexibility, and profitability trends compared to a company’s industry peers. The Expedition Fund generally seeks to diversify its investments across all major industry sectors.

The Expedition Fund pursues the income portion of its investment goal by choosing stocks of those companies that have historical dividend yields which are higher than the dividend yield of the average company in the S&P 500, or which CAM believes have the ability to grow their dividends in future years. The Expedition Fund expects to hold more stocks with value characteristics (i.e., where a company’s stock market value is attractive relative to historical earnings and its prospects for future earning and dividend growth) than growth characteristics because value stocks typically pay higher dividends.

CAM monitors the companies held by the Expedition Fund and may sell a security when it achieves a designated price target, there is a fundamental change in a company’s prospects or better investment opportunities become available.

The Goldman Sachs Growth and Income Fund invests, under normal circumstances, at least 65% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in equity investments that GSAM considers to have favorable prospects for capital appreciation and/or dividend-paying ability. Although the Goldman Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Total Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

The Goldman Fund may also invest up to 35% of its Total Assets in fixed-income securities, such as government, corporate and bank debt obligations, that offer the potential to further the Goldman Fund’s investment objective.

Expedition Investment Grade Bond Fund and Goldman Sachs Core Fixed Income Fund

Investment Objectives:

(a)	Expedition Investment Grade Bond Fund: Seeks current income.

Duration* (under normal interest rate conditions):	Maintains a duration neutral posture and a weighted average maturity between 3 and 7 years with the individual maturity of each security limited to 10 years (except mortgage backed securities).

Credit Quality:	All instruments must be rated A or better at the time of purchase. Securities will be rated by one or more nationally recognized statistical rating organizations (“NRSROs”).

(b)	Goldman Sachs Core Fixed Income Fund: Seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

Duration* (under normal interest rate conditions):	Target = Lehman Brothers Aggregate Bond Index plus or minus one year Maximum = 6 years

Expected Approximate Interest Rate Sensitivity:	5 year U.S. Treasury Note

Credit Quality:	Minimum = BBB– or Baa3 at time of purchase; Securities will either be rated by an NRSRO or, if unrated, determined by GSAM to be of comparable quality.

*	A Fund’s duration approximates its price sensitivity to changes in interest rates.

Principal Investment Strategies:  The Expedition Investment Grade Bond Fund invests primarily (at least 80% of its net assets) in investment grade bonds. The Expedition Fund invests in a combination of bonds and other fixed income securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed securities, as well as in U.S. corporate fixed income securities. All such instruments must be denominated in U.S. dollars and must be rated “A” or better by one or more NRSROs at the time of purchase.

CAM’s investment selection process begins with a top-down analysis of general economic conditions to determine how the Expedition Fund’s investments will be weighted between the U.S. Treasury, government agency and corporate sectors. CAM maintains a relatively “duration neutral” posture, meaning it does not attempt to anticipate future interest rate changes and does not significantly adjust the duration of the Expedition Fund. The Expedition Fund’s average weighted maturity will be maintained at 3 to 7 years. The individual maturity is limited to 10 years for all securities, except mortgage backed securities, which have no individual maturity limit. CAM conducts credit analysis of the corporate issues it buys and diversifies the Expedition Fund’s investments in corporate debt among the major industry sectors. CAM monitors the sector weighting of the Expedition Fund and may sell a security when there is a fundamental change in a company’s or sector’s outlook or when better opportunities become available. If a security’s credit rating is downgraded, CAM will promptly review that security and take appropriate action, including the possible sale of that security.

The Goldman Sachs Core Fixed Income Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in fixed-income securities, including non-mortgage securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, corporate debt securities, privately issued securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans and asset-backed securities. The Goldman Fund may also invest in custodial receipts, municipal securities and convertible securities. The Goldman Fund’s investments in non-U.S. dollar denominated obligations will not exceed 25% of its Total Assets at the time of investment and 10% of the Goldman Fund’s Total Assets may be invested in obligations of issuers in countries with emerging markets or economies. However, to the extent that GSAM has entered into transactions that are intended to hedge the Goldman Fund’s position in a non-U.S. dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency. In pursuing its investment objective, the Goldman Fund uses the Lehman Brothers Aggregate Bond Index (the “Lehman Index”) as its performance benchmark, but the Goldman Fund will not attempt to replicate the Lehman Index. The Goldman Fund may, therefore, invest in securities that are not included in the Lehman Index.

Expedition Tax-Free Investment Grade Bond Fund and Goldman Sachs Municipal Income Fund

Investment Objectives:

(a)	Expedition Tax-Free Investment Grade Bond Fund: Seeks current income exempt from federal income tax.

Duration* (under normal interest rate conditions):	Maintains average weighted maturity at 15 years or less

Credit Quality:	All instruments must be rated A or better at the time of purchase. Securities will either be rated by one or more NRSROs.

(b)	Goldman Sachs Municipal Income Fund: Seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

Duration* (under normal interest rate conditions):	Target = Lehman Brothers Aggregate Municipal Bond Index plus or minus one year Maximum = 12 years

Expected Approximate Interest Rate Sensitivity:	15 year municipal bond

Credit Quality:	Minimum = BBB or Baa at time of purchase; Weighted Average = A; Securities will either be rated by an NRSRO or, if unrated, determined by GSAM to be of comparable quality.

*	A Fund’s duration approximates its price sensitivity to changes in interest rates.

Principal Investment Strategies:  The Expedition Tax-Free Investment Grade Bond Fund invests primarily (at least 80% of its net assets) in municipal securities that generate income exempt from federal income tax. These securities include securities of municipal issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. All such investments must be rated “A” or better by one or more NRSROs at the time of purchase. In selecting securities for the Expedition Fund, CAM will consider each security’s creditworthiness, yield relative to comparable issuers and maturities, appreciation potential and liquidity. The Expedition Fund’s average weighted maturity will be maintained at 15 years or less. If a security’s credit rating is downgraded to below “A,” CAM will promptly review that security and take appropriate action, including the possible sale of that security. CAM monitors the securities held by the Expedition Fund and may sell a security to adjust the maturity of the Expedition Fund or when better opportunities become available or if liquidity is needed. It is a fundamental policy of the Expedition Fund to invest at least 80% of its net assets in securities that are not subject to federal tax, but it may invest up to 20% of its total assets in other fixed-income securities, including taxable securities. This policy cannot be changed without shareholder approval. The Expedition Fund will not purchase securities that pay interest subject to the federal alternative minimum tax (“AMT”).

The Goldman Sachs Municipal Income Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in municipal securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Goldman Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the AMT. Unlike the Corresponding Expedition Fund which does not purchase securities that pay interest subject to the AMT, the portion of a distribution of the Goldman Fund attributable to interest earned on private activity bonds may increase a shareholder’s AMT liability. 100% of the Goldman Fund’s portfolio will be invested in U.S. dollar-denominated securities.

Expedition Money Market Fund and Goldman Sachs Financial Square Prime Obligations Fund

Investment Objectives:

(a)	Expedition Money Market Fund: Seeks current income consistent with stability of principal.

(b)	Goldman Sachs Financial Square Prime Obligations Fund: Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Each Fund is a money market fund and, in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturities not exceeding 397 days. Each Fund will maintain an average dollar weighted portfolio maturity of 90 days or less.

The Expedition Money Market Fund invests in a broad range of short-term U.S. dollar denominated money market instruments, such as obligations of the U.S. Treasury, agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporations, supranational entities, and foreign governments. The Expedition Fund may also enter into fully collateralized repurchase agreements. The Expedition Fund’s portfolio is comprised only of securities that are rated in the highest short-term rating category or unrated securities that CAM determines are of comparable quality. The Expedition Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

CAM’s investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer’s financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Expedition Fund attempts to avoid purchasing or holding securities that are vulnerable to a decline in credit quality through careful credit screening as well as ongoing monitoring of each issuer and any person or company providing credit support.

The Goldman Sachs Financial Square Prime Obligations Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, obligations of U.S. banks, commercial paper, and other short-tem obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

Expedition Tax-Free Money Market Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund

Investment Objectives:

(a)	Expedition Tax-Free Money Market Fund: Seeks current income exempt from federal income tax, consistent with stability of principal.

(b)	Goldman Sachs Financial Square Tax-Free Money Market Fund: Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Each Fund is a money market fund and, in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturities not exceeding 397 days. Each Fund will maintain an average dollar weighted portfolio maturity of 90 days or less. Each Fund may invest in securities that are rated in one of the two highest rating categories and unrated securities of comparable quality.

Principal Investment Strategies:  The Expedition Tax-Free Money Market Fund invests substantially all of its assets in a broad range of short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Expedition Fund’s portfolio seeks to be well diversified among these issuers, and will be comprised only of securities that are rated in one of the two highest rating categories or unrated securities that have been determined by Weiss, Peck & Greer Investments, the Expedition Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality. The Expedition Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Sub-Adviser manages the Expedition Fund on a day-to-day basis. The Sub-Adviser’s investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market rather than attempting to predict interest rate movements. Securities are chosen based on the issuer’s financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Expedition Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

The Goldman Sachs Financial Square Tax-Free Money Market Fund pursues its investment objective by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and not an item of tax preference under the AMT.

Other Investment Practices and Investment Securities of the Expedition Funds and the Goldman Funds

The tables below compare some of the investment techniques that may (but are not required to) be used by an Expedition Fund in seeking to achieve its investment objective with those used by a Goldman Fund. Numbers in this table show allowable usage only; for actual usage, consult the Expedition Fund’s or Goldman Fund’s annual/semi-annual reports.

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited only
by the objective and strategies of the Fund
— Not permitted
	Goldman Sachs CORE U.S. Equity Fund		Expedition Equity Fund		Goldman Sachs Growth and Income Fund		Expedition Equity Income Fund
Investment Practices
Borrowings	33	1/3	33	1/3	33	1/3	33	1/3
Cross Hedging of Currencies	•		—		•		—
Custodial Receipts and Trust Certificates	•		—		•		—
Equity Swaps	15	[1]	—		15	[1]	—
Foreign Currency Transactions	•[2]		—		•[2]		—
Futures Contracts and Options on Futures Contracts	• [3]		•		•		•
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary ReceiptsTM)	10		•		10		•
Options on Foreign Currencies	•[4]		—		•[4]		—
Options on Securities and Securities Indices	•[5]		•[5]		•[5]		•[5]
Repurchase Agreements	•		•		•		•
Securities Lending	33	1/3	33	1/3	33	1/3	33	1/3
Short Sales Against the Box	—		—		25		—
Unseasoned Companies	•		—		•		—
Warrants and Stock Purchase Rights	•		•		•		•
When-Issued and Forward Commitments	•		•		•		•

1.	Limited to 15% of a Goldman Fund’s net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

2.	Limited by the amount the Goldman Funds invest in foreign securities.

3.	The Goldman Sachs CORE U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500® Index.

4.	The Goldman Funds may purchase and sell call and put options.

5.	The Goldman Funds and the Expedition Equity Fund may sell covered call and put options and purchase call and put options.

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowings
for investment purposes) (Roman Type)
•  No specific % limitation on usage; limited only
by the objective and strategies of the Fund
— Not permitted
	Goldman Sachs CORE U.S. Equity Fund		Expedition Equity Fund		Goldman Sachs Growth and Income Fund		Expedition Equity Income Fund
Investment Securities
American Depositary Receipts	•		•		•		•
European Depository Receipts	—		—		•		—
Global Depositary Receipts	•		—		•		—
Asset-Backed and Mortgage-Backed Securities	—		—		•[2]		—
Bank Obligations	•[1]		—		•[2]		—
Convertible Securities	•[3]		•		•[4]		•
Corporate Debt Obligations	•[1]		—		•[2]		•[4]
Equity Investments	90+		80	+	65+		80	+
Emerging Country Securities	—		—		25	[5]	—
Fixed Income Securities	10	[4]	—		35	[4]	•[4]
Foreign Securities	•		•		25	[5]	•
Non-Investment Grade Fixed Income Securities	—		—		10	[6]	—
Real Estate Investment Trusts (“REITs”)	•		—		•		•
Structured Securities	•[7]		•		•[7]		•
Temporary Investments	35		•		100		•
U.S. Government Securities	•[1]		•		•[2]		•

1.	Limited by the amount the Goldman Sachs CORE U.S. Equity Fund invests in fixed-income securities and limited to cash equivalents only.

2.	Limited by the amount the Goldman Sachs Growth and Income Fund invests in fixed-income securities.

3.	The Goldman Sachs CORE U.S. Equity Fund has no minimum rating criteria for convertible debt securities.

4.	With respect to the Goldman Funds and Expedition Equity Income Fund, fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or have a comparable rating by another NRSRO at the time of investment.

5.	The Goldman Sachs Growth and Income Fund may invest in the aggregate up to 25% of its total assets in foreign securities, including emerging country securities.

6.	May be BB or lower by Standard & Poor’s, Ba or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.

7.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowings for
investment purposes) (Roman Type)
•  No specific % limitation on usage; limited only
by the objective and strategies of the Fund
— Not permitted
	Goldman Sachs Core Fixed Income Fund		Expedition Investment Grade Bond Fund		Goldman Sachs Municipal Income Fund		Expedition Tax-Free Investment Grade Bond Fund
Investment Practices
Borrowings	33	1/3	33	1/3	33	1/3	33	1/3
Credit, Interest Rate and Total Return Swaps	•[1]		—		•[1]		—
Currency Options and Futures	•		—		—		—
Cross Hedging of Currencies	•		—		—		—
Currency Swaps	•[1]		—		—		—
Financial Futures Contracts	•		—		•		—
Forward Foreign Currency Exchange Contracts	•		—		—		—
Interest Rate Floors, Caps and Collars	•		—		•		—
Mortgage Dollar Rolls	•		—		—		—
Mortgage Swaps	•[1]		—		—		—
Options (including options on futures)	•		—		•		—
Options on Foreign Currencies	•		—		—		—
Repurchase Agreements	•[2]		•		•		•
Securities Lending	33	1/3	33	1/3	33	1/3	33	1/3
Standby Commitments and Tender Option Bonds	—		—		•		—
When-Issued Securities and Forward Commitments	•		•		•		•
Investment Securities
Asset-Backed Securities	•		•		•		•
Bank Obligations	•		•		—		•
Convertible Securities	•		—		•		—
Corporate Debt Obligations	•		•		•		•
Trust Preferred Securities	•		—		•		—
Emerging Country Securities	10	[3]	—		—		—
Floating and Variable Rate Obligations	•		•		•		•
Foreign Securities	25	[4]	•		—		—
Mortgage-Backed Securities:	•		—		—		—
Taxable Municipal Securities	•		—		20		20
Tax-Free Municipal Securities	•		—		80+	[5]	80+	[5]
Temporary Investments	•		•		•[6]		•[6]
U.S. Government Securities	•		•		•		•
Foreign Government Securities	—		•		—		—

1.	The Goldman Funds are limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

2.	The Goldman Sachs Core Fixed Income Fund may enter into repurchase agreements collateralized by securities issued by foreign governments.

3.	Of the Goldman Sachs Core Fixed Income Fund’s investments in foreign securities, 10% of the Fund’s total assets in the aggregate may be invested in emerging country securities.

4.	For the Goldman Sachs Core Fixed Income Fund, includes issuers domiciled in one country and issuing securities denominated in the currency of another. The Goldman Sachs Core Fixed Income Fund may invest up to 25% of its net assets in securities not denominated in U.S. dollars (unless the Fund’s position is hedged against currency risk).

5.	The Goldman Sachs Municipal Income Fund and Expedition Tax-Free Investment Grade Bond Fund will invest at least 80% of their net assets in municipal securities, the interest on which is exempt from regular federal income tax.

6.	The Goldman Sachs Municipal Income Fund and Expedition Tax-Free Investment Grade Bond Fund may invest no more than 20% of their net assets in taxable investments under normal market conditions. Under unusual conditions, taxable investments may exceed this percentage.

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowings
for investment purposes) (Roman Type)
•  No specific % limitation on usage;
limited only by the objective and strategies
of the Fund
— Not permitted
	Goldman Sachs Financial Square Prime Obligations Fund	Expedition Money Market Fund	Goldman Sachs Financial Square Tax-Free Money Market Fund	Expedition Tax-Free Money Market Fund
Investment Policies
U.S. Treasury Obligations	•[1]	•	•[2]	•[2]
U.S. Government Securities	•	•	•[2]	•[2]
Bank Obligations	•	•	•[2]	•[2]
	(U.S. banks only)[3]	(U.S. and foreign banks)
Commercial Paper	•	•	•[2]	•[2]
(Including Canadian Commercial Paper and Europaper)
Short-Term Obligations of Corporations and Other Entities	•	•	•[2]	•[2]
	(U.S. entities only)	(U.S. and foreign entities)		(U.S. and foreign entities)
Repurchase Agreements	•	•	—	•
Asset Backed and Receivables Backed Securities[4]	•	•	—	—
Mortgage Backed Securities	—	•	—	—
Foreign Government Obligations (US$)	—	•	—	—
Short-Term Credit Facilities, such as Demand Notes	—	•	—	—
Municipals	•[5]	—	•	•
			(At least 80% of net assets in tax-exempt municipal obligations, except in extraordinary circumstances)[2,6]	(At least 80% of net assets in tax-exempt municipal obligations under normal conditions)[2,7]
Custodial Receipts	•	—	•	•
Unrated Securities[8]	•	•	•	•
Investment Companies	•	•	•	•
	(Up to 10% of total assets in other investment companies)		(Up to 10% of total assets in other investment companies)
Private Activity Bonds	•	—	•	•
(Does not intend to invest if subject to AMT)[10,11]
Taxable Money Market Instruments	•	•	Up to 20% of net assets in securities subject to AMT and may temporarily exist in taxable instruments	Up to 20% of net assets
Credit Quality	First Tier[9]	First Tier [9]	First[9] or Second Tier[12]	First[9] or Second Tier[12]

1.	Issued or guaranteed by the U.S. Treasury.

2.	The Goldman Sachs Financial Square Tax Free Money Market Fund may invest up to 20% of its net assets in securities subject to the AMT and may temporarily invest in taxable money market instruments. The Expedition Tax-Free Money Market Fund may invest up to 20% of its net assets in the aggregate in taxable money market instruments, taxable money market funds and securities subject to AMT.

3.	Including foreign branches of U.S. banks.

4.	To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.

5.	The Goldman Sachs Financial Square Prime Obligations Fund will only make such investments when yields on such securities are attractive compared to other taxable investments.

6.	Ordinarily expect that 100% of the Goldman Sachs Financial Square Tax-Free Money Market Fund’s assets will be invested in municipal obligations, but the Fund may, for temporary defensive purposes, hold cash or invest in short-term taxable securities.

7.	The Expedition Tax-Free Money Market Fund will not invest 25% or more of its assets in municipal securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

8.	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to first tier securities or to the extent that a Goldman Fund or Expedition Fund may purchase second tier securities, comparable in quality to second tier securities. In addition, a Goldman Fund or Expedition Fund holding a security supported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the investment.

9.	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating by that NRSRO or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from an entity with such ratings. U.S. Government Securities are considered First Tier Securities.

10.	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Goldman Sachs Financial Square Money Market Fund’s net assets under normal market conditions.

11.	No more than 25% of the Goldman Sachs Financial Square Tax-Free Money Market Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

12.	Second Tier securities are (a) rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from an entity with such ratings.

Investment Restrictions

This section briefly compares and contrasts certain fundamental and non-fundamental investment restrictions of each Expedition Fund with those of its Corresponding Goldman Fund. More complete information may be found in the respective statements of additional information for the Expedition Funds and the Goldman Funds.

Unless otherwise indicated, the restrictions discussed below are fundamental policies of an Expedition Fund or Goldman Fund. This means that it cannot be changed without approval of shareholders. Investment restrictions that are non-fundamental may be changed for the Expedition Funds and Goldman Funds by the Boards of Trustees of Expedition and Goldman Trust, respectively.

Pledges, Mortgages and Hypothecations of Assets.  Each of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund may not pledge, mortgage or hypothecate their assets, except to the extent necessary to secure temporary permitted borrowings in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except, with respect to the Expedition

Tax-Free Money Market Fund, as permitted with respect to securities lending. Each of the Expedition Equity Fund and Expedition Equity Income Fund (together, the “Expedition Stock Funds”) and the Expedition Investment Grade Bond Fund and Expedition Tax-Free Investment Grade Bond Fund (together, the “Expedition Bond Funds”) may not pledge, mortgage or hypothecate their assets, except to the extent necessary to secure temporary permitted borrowings in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan. The Expedition Stock Funds and Expedition Bond Funds deem neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on securities nor margin deposits for the purchase and sale of financial futures contracts and related options to be a pledge. The Goldman Funds do not have similar investment restrictions.

Purchases of Securities on Margin.  The Expedition Funds may not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by an Expedition Stock Fund or Expedition Bond Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin. The Goldman Funds may purchase securities on margin to the extent permitted by applicable law.

Short Sales of Securities.  Neither the Expedition Funds nor the Goldman Funds may sell securities short or maintain a short position, except, with respect to the Goldman Funds and the Expedition Tax-Free Money Market Fund, for short sales against-the-box. The Expedition Tax-Free Money Market Fund has no current intention to sell securities short against-the-box. This restriction is a non-fundamental policy for the Goldman Funds.

Purchases of Real Estate.  The Expedition Money Market Fund, Expedition Stock Funds and Expedition Bond Funds may not purchase or sell real estate, but may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. The Expedition Stock Funds and Expedition Bond Funds also may not purchase or sell real estate limited partnership interests. The Expedition Tax-Free Money Market Fund may not purchase or sell real estate, real estate limited partnerships, or interests in a pool of securities that are secured by interests in real estate but may, subject to its permitted investments, invest in companies which invest in real estate commodities. The Goldman Funds may not purchase, hold or deal in real estate (including, with respect to the Goldman Sachs Core Fixed Income Fund, real estate limited partnerships). The Goldman Funds may, however, purchase or sell: (1) securities secured by real estate or interests in real estate, (2) securities of real estate investment trusts (other than the Goldman Sachs Core Fixed Income Fund), and (3) mortgage-related securities. All Goldman Funds may hold and sell real estate acquired as a result of ownership of securities.

Loans.  Neither the Expedition Funds nor the Goldman Funds may make loans except through (1) the purchase of debt obligations in accordance with each Fund’s investment objective and policies; (2) repurchase agreements with banks, brokers, dealers and other financial institutions; and (3) loans of securities as permitted by applicable law.

Issuance of Senior Securities.  Both the Expedition Funds and Goldman Funds are prohibited from issuing senior securities except, with respect to each of the Goldman Funds and the Expedition Tax-Free Money Market Fund, to the extent such issuance would not violate applicable law and, with respect to the Expedition Stock Funds, Expedition Bond Funds and Expedition Money Market Fund, in connection with permitted borrowings as described below.

Investments for Purposes of Exercising Control.  The Expedition Tax-Free Money Market Fund and the Goldman Funds are restricted from investing in companies for the purpose of exercising control or (in the case of the Goldman Funds) management. However, for the Expedition Tax-Free Money Market Fund, this particular restriction is a fundamental policy, whereas, for the Goldman Funds, this restriction is a non-fundamental policy. The other Expedition Funds have no similar restriction.

Borrowings.  The Expedition Funds may borrow money only for temporary or emergency purposes or to meet redemption requests and then only in an amount not exceeding one-third of the value of an Expedition

Fund’s total assets. The Expedition Bond Funds and Expedition Money Market Fund also may enter into reverse repurchase agreements. The Expedition Stock Funds, Expedition Bond Funds and Expedition Money Market Fund will not purchase any securities while borrowings in excess of 5% of the value of their total assets are outstanding. The Expedition Tax-Free Money Market Fund will only borrow from a bank and, to the extent that borrowings exceed 5% of total assets, asset coverage of at least 300% is required. In the event that such asset coverage at any time falls below 300%, the Expedition Tax-Free Money Market Fund will, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Expedition Tax-Free Money Market Fund will repay all borrowings before making additional investments and any interest paid on such borrowings will reduce income. When any reverse repurchase agreements are outstanding, the Expedition Bond Funds and Expedition Money Market Fund will restrict purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

Each Goldman Fund has a fundamental investment restriction of not borrowing money, except a Goldman Fund may: (1) borrow from banks or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed); (2) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (3) obtain short-term credits necessary for the clearance of purchases and sales of portfolio securities; (4) purchase securities on margin to the extent permitted by applicable law; and (5) other than the Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund, engage in transactions in mortgage dollar rolls which are accounted for as financings. In addition, each Goldman Fund has a non-fundamental policy prohibiting a Goldman Fund from purchasing additional securities if its borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

Concentration in Industries.  Both the Expedition Funds and the Goldman Funds have a similar restriction generally prohibiting them from investing 25% or more of their respective total assets in the securities of one or more issuers conducting their principal business activities in the same industry. The Expedition Money Market Fund may invest 25% of the value of its total assets in commercial paper issued by finance companies. The limitation does not apply to an Expedition Fund’s investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by such securities, such as repurchase agreements. With respect to the Expedition Money Market Fund, the limitation also does not apply to cash or cash items. With respect to the Expedition Tax-Free Money Market Fund and Expedition Bond Funds, the limitation also does not apply to tax-exempt securities issued by governments or political subdivisions of governments.

For purposes of applying this restriction to the Goldman Sachs Core Fixed Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund, (1) state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; (2) telephone companies are considered to be a separate industry from water, gas or electric utilities; (3) personal credit finance companies and business credit finance companies are deemed to be separate industries; and (4) wholly-owned finance companies are considered to be in the same industry of their parents if their activities are primarily related to financing the activities of their parents. This restriction, with respect to the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund, does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the U.S. Government or any of its agencies or instrumentalities. The Goldman Sachs Municipal Income Fund may invest 25% or more of the value of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one municipal security would also affect the other municipal securities. These municipal securities include (1) municipal securities the interest on which is paid solely from revenues of similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (2) municipal securities whose issuers are in the same state, and (3) industrial development obligations. For purposes of applying this restriction to the Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund, there is no limitation with respect to, and each of these Goldman Funds also reserves freedom of action when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations. For purposes of applying this restriction to the Goldman Sachs CORE U.S. Equity Fund and Goldman Sachs Growth and Income Fund, the U.S. Government or any of its agencies or instrumentalities are excluded.

Maintenance of Status as a “Diversified Company.”  All the Expedition Funds and Goldman Funds are “diversified companies” as defined by the 1940 Act. A “diversified company” is one that, with respect to at least 75% of the value of its total assets, is invested in cash, cash items, government securities and other securities. As to other securities, these are limited as to any one issuer to: (1) an amount no greater than 5% of the value of the total assets of the Fund; and (2) not more than 10% of the outstanding voting securities of the issuer. As money market funds, the Expedition Money Market Fund, Expedition Tax-Free Money Market Fund, Goldman Sachs Financial Square Prime Obligations Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund are subject to additional diversification requirements.

Investments in Illiquid Securities.  None of the Expedition Funds or Goldman Funds may acquire any illiquid (not readily marketable) investments if more than 15% of their net assets (10% of the nets assets with respect to the Expedition Money Market Fund, Expedition Tax-Free Money Market Fund, Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund) would be invested in illiquid investments. This restriction is not fundamental. In addition, as a fundamental limitation, the Expedition Money Market Fund will not invest more than 10% of the value of its net assets in securities that are subject to legal or contractual restrictions on resale, except for commercial paper issued under Section 4(2) of the Securities Act of 1933.

Investments in Other Investment Companies or Series Thereof.  Notwithstanding any other fundamental investment restriction or policy, a Goldman Fund may invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Goldman Fund. On the other hand, as a non-fundamental investment policy, Goldman Funds may not purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder. The Expedition Stock Funds, Expedition Bond Funds, and Expedition Tax-Free Money Market Fund will invest in the shares of other investment companies only to the extent permitted by the 1940 Act and the rules and regulations thereunder. This policy is non-fundamental with respect to the Expedition Stock Funds and Expedition Bond Funds. The Expedition Stock Funds and Expedition Bond Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. Pursuant to an exemptive order issued by the SEC, the Expedition Stock Funds and Expedition Bond Funds may invest in shares of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund. With respect to such investments, Expedition’s Board of Trustees will determine to what extent, if any, CAM’s advisory fees should be adjusted to reflect the impact of such investments.

Securities Underwriting.  None of the Expedition Funds or the Goldman Funds may underwrite securities issued by others except to the extent that the sale of portfolio securities may be deemed to be an underwriting.

Commodities.  None of Expedition Funds or the Goldman Funds may invest in commodities or commodity contracts, except that: (1) the Goldman Funds may invest in currency and financial instruments and contracts that are commodities or commodity contracts, (2) the Expedition Tax-Free Money Market Fund may invest in companies that invest in real estate commodities or commodities contracts, and (3) the

Expedition Stock Funds and Expedition Bond Funds may invest in financial futures contracts and related options. The Expedition Money Market Fund also may not purchase or sell commodities futures contracts.

Oil, Gas or Mineral-Related Investments.  Neither the Expedition Tax-Free Money Market Fund nor the Goldman Sachs Core Fixed Income Fund may invest in oil, gas or mineral leases. The Expedition Tax-Free Money Market Funds also may not invest in interests in oil, gas or other mineral exploration or development programs. These restrictions are non-fundamental policies for the Expedition Tax-Free Money Market Fund. The other Expedition Funds and Goldman Funds have no similar fundamental restrictions.

Comparison of Expedition’s and Goldman Trust’s Charter Documents

Expedition is organized as a Massachusetts business trust. Goldman Trust is organized as a Delaware statutory trust. The operations of Expedition are governed by Expedition’s Declaration of Trust (the “Expedition Charter”), By-laws and applicable Massachusetts law. The operations of the Goldman Trust are governed by Goldman Trust’s Agreement and Declaration of Trust (the “Goldman Trust Charter”), By-laws and applicable Delaware law. The operations of both Expedition and Goldman Trust are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. In general, the charter documents governing Expedition are similar to those documents governing Goldman Trust. The attributes of a share of beneficial interest of Expedition and Goldman Trust are also comparable. The following is only a summary of certain of the differences between Expedition and the Expedition Charter, on the one hand, and Goldman Trust and the Goldman Trust Charter, on the other. It is not a complete list of differences.

Trustees of Expedition and Goldman Trust

Subject to the provisions of the Goldman Trust Charter, the operations of the Goldman Funds are supervised by Goldman Trust’s Trustees and, subject to the provisions of the Expedition Charter, the operations of Expedition are supervised by Expedition’s Trustees. The responsibilities, powers and fiduciary duties of the Goldman Trust Trustees are substantially the same as those of the Expedition Trustees. The Goldman Trust Charter permits Goldman Trust’s Board of Trustees to remove a Trustee with or without cause at any time by a written instrument signed by at least a majority of the then Trustees specifying the effective date of removal or by the vote of holders of shares of beneficial interest of two-thirds of the outstanding shares of Goldman Trust at a meeting of the shareholders.

The Expedition Charter permits Expedition’s Board of Trustees to remove a Trustee at any time by written instrument signed by at least two-thirds of the Trustees prior to such removal, specifying the effective date of removal. The Expedition Charter also provides that a Trustee may be removed at a special meeting of Expedition’s shareholders by a vote of two-thirds of the outstanding shares.

The Goldman Trust Charter permits the Goldman Trust Trustees to amend the Goldman Trust Charter without a shareholder vote. However, shareholders of the Goldman Trust have the right to vote on any amendment: (1) that would adversely affect the voting rights of shareholders; (2) that is required by law to be approved by shareholders; (3) that would amend the provisions of the Goldman Trust Charter regarding amendments thereto; or (4) that the Goldman Trust Trustees determine to submit to shareholders.

Amendments or supplements to the Expedition Charter may be authorized by a majority of the Expedition Trustees then in office and by the holders of a majority of shares of the Expedition Funds then outstanding and entitled to vote on the amendment or supplement or by such greater vote that may be required by the Expedition Charter or applicable law. However, the Expedition Trustees may amend the Expedition Charter without shareholder approval to (1) change Expedition’s name and (2) establish and designate any series or class of shares.

Liability and Indemnification of Expedition and Goldman Trust Trustees

To protect the Goldman Trust Trustees against certain liabilities, the Goldman Trust Charter provides that if the Goldman Trust Trustees have exercised reasonable care and have acted under reasonable belief that their actions are in the best interests of Goldman Trust, the Goldman Trust Trustees shall not be responsible or liable for any action or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser or independent contractor of the Goldman Trust; however, nothing in the Goldman Trust Charter protects a Trustee against any liability to Goldman Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

In addition, the Goldman Trust Charter provides for indemnification of Trustees, officers, employees and agents of Goldman Trust unless the recipient is adjudicated: (1) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office; or (2) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of Goldman Trust.

The Expedition Charter provides that Trustees and Officers of Expedition shall be liable for the willful misfeasance, bad faith, gross negligence or reckless disregard of their duties involved in the conduct of the office of Trustee or Officer, as the case may be and for nothing else. In addition, the By-laws provides that every person who is or has been a Trustee or officer of Expedition and persons who serve at Expedition’s request as director, officer, trustee, partner or fiduciary of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by Expedition to the fullest extent permitted by law against liability and all expenses reasonably incurred in connection with any debt, claim, action, demand, suit or proceeding of any kind in which the person becomes involved as a party or otherwise by virtue of having served in such capacity, provided that if the person is seeking indemnification in connection with a proceeding initiated by the person the proceeding was authorized by Expedition’s Board of Trustees. Expedition’s Trustees and officers will not be indemnified against any liability to Expedition resulting by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Shareholder Liability

Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that Goldman Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the Goldman Trust Charter: (1) contains an express disclaimer of shareholder liability for acts or obligations of each Goldman Fund; and (2) provides for indemnification out of such Goldman Fund’s property, as applicable, for any shareholder held personally liable for the obligations of the Goldman Fund. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by a Goldman Fund and/or Goldman Trust. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the applicable Goldman Fund is unable to meet its obligations to indemnify a shareholder. In light of Delaware law, the nature of the Goldman Funds’ business and the nature of their assets, Goldman Trust’s Boards of Trustees believes that the risk of personal liability to a shareholder is extremely remote.

Unlike Delaware, in Massachusetts there is no statute relating to business trusts that entitles shareholders of a Massachusetts business trust to the same limitation of liability as is extended to shareholders of a Massachusetts corporation. Under Massachusetts law, shareholders of Expedition could, under certain circumstances, be held personally liable as partners for Expedition’s obligations. Even if, however, Expedition were held to be a partnership, the possibility of shareholders incurring financial loss for that reason appears remote because the Expedition Charter contains an express disclaimer of shareholder liability for obligations of Expedition and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of Expedition or Expedition’s Trustees. The Expedition Charter also provides for indemnification out of Expedition’s property for any shareholder held personally liable for

Expedition’s obligations. Thus, Expedition’s Board of Trustees believes the risk of shareholder liability is also remote for Expedition’s shareholders.

Voting Rights of Shareholders of Expedition and Goldman Trust

Neither Expedition nor Goldman Trust is required to hold annual meetings of shareholders and Expedition and Goldman Trust do not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of Goldman Trust will be entitled, as determined by the Goldman Trust Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the election of Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the 1940 Act or otherwise determined by the Goldman Trust Trustees, series and classes of the Goldman Trust will vote separately from each other. Shareholders of the Goldman Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Goldman Trust, or any series or class thereof, may be called by the Goldman Trust Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The Goldman Trust Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The Goldman Trust Charter provides that the shareholders have the power to vote only with respect to: (1) the election of Trustees to the extent and as provided therein; (2) the removal of Trustees as provided therein; (3) any matter required to be approved by the shareholders under the 1940 Act; (4) the termination of Goldman Trust to the extent and as provided therein; (5) the amendments of the Goldman Trust Charter, to the extent and as provided therein; and (6) with respect to such additional matters relating to Goldman Trust as may be required or authorized by law, the Goldman Trust Charter or the Goldman Trust By-laws or any registration of Goldman Trust with the SEC or any state, or as the Goldman Trust Trustees may consider desirable.

Special meetings of shareholders may be called by the Expedition Trustees or Expedition’s chief executive officer and must be called by the Trustees upon the written request of shareholders holding at least 10% of the outstanding shares entitled to vote on a matter. The Expedition Charter, subject to limitations or conditions imposed by the Expedition Charter, provides that Expedition’s shareholders have the power to vote: (1) for the election of Trustees; (2) for the removal of Trustees; (3) with respect to any investment adviser or sub-adviser; (4) with respect to amendments to the Expedition Charter; (5) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or a class action on behalf of Expedition or its shareholders; and (6) with respect to any additional matters relating to Expedition as required by applicable law, the Expedition Charter, the By-laws, or any regulation of Expedition, the SEC or any state, or as the Expedition Trustees may consider desirable. Shareholders of record are entitled to one vote for each full share and a fractional vote for each fractional share. Shareholders are not entitled to cumulative voting in the election of Trustees.

Except when a larger vote is required by law, the Goldman Trust Charter requires one-third of the holders of shares entitled to vote to establish a quorum for the transaction of business at a meeting of shareholders. Except as otherwise provided by law, the Expedition Charter requires representation in person or by proxy of more than 50% of the holders of shares entitled to vote to establish a quorum for the transaction of business at a meeting of shareholders. In addition, both the Goldman Trust Charter and the Expedition Charter provide that, except when a larger vote is required by law, by the respective Goldman Trust Charter or Expedition Charter, or by the respective By-laws of Goldman Trust or Expedition, the holders of shares representing a majority of votes present and entitled to be cast at a shareholders’ meeting in person or by proxy on the matter shall decide that matter except that a plurality of votes cast shall elect a Trustee.

Termination of Expedition/Goldman Trust and its Series or Classes

The Goldman Trust Charter permits the termination of Goldman Trust or any series or class of Goldman Trust: (1) by a majority of the affected shareholders at a meeting of shareholders of Goldman Trust, series or class; or (2) by a majority of the Goldman Trust Trustees without shareholder approval if the Goldman Trust

Trustees determine, in their sole discretion, that such action is in the best interest of Goldman Trust, such series, such class or their shareholders.

The Expedition Charter provides that the Expedition Trustees may, by majority action and with the approval of the holders of more than 50% of the outstanding shares of each series or class entitled to vote and voting separately by series or class, sell and convey the assets of Expedition or any series of class to another trust or corporation. In addition, subject to a vote of a majority of the outstanding voting securities (as defined by the 1940 Act) of a series or class, the Expedition Trustees may at any time liquidate Expedition or any series or class.

Investment Advisers and Advisory Fee Information

The Goldman Funds are managed on a day-to-day basis by GSAM and GSAM will continue to manage the Goldman Funds after the Reorganization. As of September 30, 2004, GSAM along with other units of the Investment Management Division of Goldman Sachs, had assets under management of approximately $381.9 billion.

CAM currently serves as investment adviser to the Expedition Funds. In addition, Weiss, Peck & Greer Investments serves as sub-adviser to the Expedition Tax-Free Money Market Fund.

The following table shows the contractual investment advisory and, where applicable, sub-advisory fee ratios and the fee ratios after any fee waivers for each Expedition Fund and its Corresponding Goldman Fund. The fees for the Expedition Funds are based on actual expenses for the twelve months ended October 31, 2003. The fees for the Goldman Funds represent the pro forma annualized advisory fees before and after waivers based upon fee arrangements that will be in place upon consummation of the Reorganization. Effective January 1, 2005, GSAM has entered into a fee reduction commitment with the Goldman Trust. The commitment permanently reduces the management fee for the CORE U.S. Equity Fund to an annual rate of 0.65% of the average daily net assets of the Fund. Prior to that date, the contractual rate for the CORE U.S. Equity Fund was 0.75% of the Goldman Fund’s average daily net assets.

Expedition Fund	Advisory Fees Before/After Waivers	Corresponding Goldman Fund	Advisory Fees Before/After Waivers
Expedition Equity Fund Advisory Fee	0.75%/0.75%	Goldman Sachs CORE U.S. Equity Fund	0.65%/0.65%

Expedition Equity Income Fund Advisory Fee	0.75%/0.00%	Goldman Sachs Growth and Income Fund	0.70%/0.70%

Expedition Investment Grade Bond Fund Advisory Fee	0.50%/0.41%	Goldman Sachs Core Fixed Income Fund	0.40%/0.40%

Expedition Tax-Free Investment Grade Bond Fund Advisory Fee	0.50%/0.39%	Goldman Sachs Municipal Income Fund	0.55%/0.50%

Expedition Money Market Fund Advisory Fee	0.40%/0.18%	Goldman Sachs Financial Square Prime Obligations Fund	0.21%/0.17%

Expedition Tax-Free Money Market Fund Advisory Fee*	0.40%/0.17%	Goldman Sachs Financial Square Tax-Free Money Market Fund	0.21%/0.17%

*	Includes Sub-Advisory Fee.

Other Service Providers

Expedition and Goldman Trust have different service providers. Upon completion of the Reorganization, Goldman Trust will continue to engage its existing service providers. In all cases, the types of services provided to the Expedition Funds and the Goldman Fund under the service arrangements are substantially similar.

	Expedition	Goldman Trust
Distributor	SEI Investments Distribution Co.	Goldman, Sachs & Co.

Administrator	SEI Investments Global Funds Services	GSAM*

Sub-Administrator	Compass Bank	—

Transfer Agent and Dividend Disbursing Agent	State Street Bank and Trust Company	Goldman, Sachs & Co.

Servicing Agent	Boston Financial Data Services, Inc.	—

Custodian	Compass Bank	State Street Bank and Trust Company

Independent Registered Public Accounting Firm	Deloitte & Touche LLP

PricewaterhouseCoopers, LLP
(for all Goldman Sachs Funds other than Goldman Sachs Core Fixed Fund and Municipal Income Fund)
Ernst & Young LLP (for the Goldman Sachs Core Fixed Income Fund and Municipal Income Fund)

*	GSAM provides administrative services to Goldman Funds as part of its advisory services for the Goldman Funds.

Administration and Sub-Administration Arrangements

SEI Investments Global Funds Services (“SEI”), a subsidiary of SEI Investments Company, and Compass Bank serve as administrator and sub-administrator to the Expedition Funds, respectively. Both the administrator and the sub-administrator provide administrative personnel and services (including certain regulatory and financial reporting services) to the Expedition Funds. SEI is entitled to receive a fee for its administrative services, computed daily and payable monthly, at an annual rate of 0.20% of each Expedition Fund’s approximate average daily net assets. SEI is the subject of an examination by the SEC requesting information concerning any arrangements or activities whereby SEI or any affiliate makes a portion of its fees, revenue, or profits available to mutual fund clients or their affiliates (including the Expedition Funds and service providers to the Expedition Funds and various related parties) for fund marketing and distribution or for any other purpose. SEI understands that this examination originated from an industry-wide request for information initiated by the SEC. In connection with an informal inquiry by the staff of the SEC, CAM similarly received and is in the process of responding to a request from the staff for documents from CAM and the Expedition Funds regarding the payment by SEI of expenses related to the marketing and distribution of the shares of the Expedition Funds. Both SEI and CAM are fully cooperating with the SEC. Under the terms of the Reorganization Agreement, the Goldman Funds will not assume any liability of the Expedition Funds arising out of, or relating to, this matter (except for certain obligations of the Expedition Funds to indemnify the trustees of the Expedition Funds who are not “interested persons” of the Expedition Funds or its investment adviser or principal underwriter).

Compass Bank provides sub-administrative services and is compensated by SEI (not by the Expedition Funds) at an annual amount of $125,000.

GSAM provides various administrative, accounting and corporate secretarial services to Goldman Funds. GSAM performs these administrative services for Goldman Funds as part of the services GSAM performs under its investment advisory contracts with the Goldman Funds.

Compensation and Other Payments to Compass Asset Management and its Affiliates

Compass Bank and various of its affiliates and divisions, including CAM and Compass Brokerage, Inc., receive compensation for various services to the Expedition Funds and various other service providers to the Expedition Funds and otherwise in connection with the investment of assets of clients and customers of Compass Bank, its affiliates and divisions, in the Expedition Funds. See “Summary — Comparative Fees and Expenses and — Overview of the Expedition Funds and Goldman Funds,” and “Comparison of Expedition Funds and Goldman Funds — Investment Advisers and Advisory Fee Information, — Other Service Providers, — Administration and Sub-Administration Arrangements and Services, and — Shareholder Transactions and Services of the Expedition Funds and Goldman Funds.” If the Reorganization is concluded, these compensation arrangements will terminate. However, Compass Bank and various of its affiliates and divisions, including CAM and Compass Brokerage, Inc., will receive compensation from the Goldman Funds and from GSAM or various other service providers to the Goldman Funds in connection with the investment of assets of clients and customers of Compass Bank, its affiliates and divisions, in the Goldman Funds resulting either from the Reorganization or from other transactions, including as follows:

Commissions, Distribution and Service Fees. Compass Bank and its affiliates, including Compass Brokerage, Inc., as applicable, will be entitled to receive all 12b-1 fee payments made under the Goldman Class A Plan in respect of the assets of any of their clients or customers acquiring Class A Shares of any of the Goldman Funds in connection with the Reorganization. Compass Bank and its affiliates, including Compass Brokerage, Inc., as applicable, will be entitled to receive all CDSCs and all 12b-1 fee payments made under the Goldman Class B Plan in respect of the assets of any of their clients or customers acquiring Class B Shares of any of the Goldman Funds in connection with the Reorganization. In addition, Compass Bank and its affiliates, including Compass Brokerage, Inc., that act as an authorized dealer in connection with the Class A Shares or Class B Shares will be entitled to receive sales charges and commissions in connection with the purchase of shares of the Class A Shares or Class B Shares, as the case may be, of the Goldman Funds in accordance with the Goldman Funds typical practices. For more information see “Overview of the Expedition Funds and the Goldman Funds — Share Class Characteristics and Shareholder Transactions and Services.” No front-end or contingent deferred sales loads will be charged to shareholders of the Expedition Funds in connection with the exchange of their shares for shares of the Corresponding Goldman Funds in the Reorganization.

Administration Services, Shareholder Service and Related Payments. Compass Bank and its affiliates, including Compass Brokerage, Inc., as applicable, will be entitled to receive payments for their services from the Goldman Trust of up to 0.25% (on an annualized basis) of the average daily net assets of the FST Administration Shares of Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund that are attributable to or held in the name of Compass Bank or any of its affiliates, including Compass Brokerage, Inc., for customers. Compass Bank and its affiliates, including Compass Brokerage, Inc., as applicable, will be entitled to receive payments for their services from the Goldman Trust of up to 0.25% (on an annualized basis) for personal and account maintenance services plus an additional 0.25% (on an annualized basis) for shareholder administration services of the average daily net assets of the FST Service shares of Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Tax-Free Money Market Fund that are attributable to or held in the name of Compass Bank or any of its affiliates, including Compass Brokerage, Inc., for customers.

Revenue-Sharing Payments. From time to time, GSAM, Goldman, Sachs & Co. and/or their affiliates may make payments to financial intermediaries, such as Compass Bank, CAM and/or certain of their affiliates, to promote the sale, distribution and/or servicing of shares of the Goldman Funds. These payments are made out of GSAM’s, Goldman, Sachs & Co.’s and/or their affiliates’ own assets, and are not an additional charge to the Goldman Funds or their shareholders. The payments are in addition to the distribution and service fees paid by the Goldman Funds and are also in addition to the sales commissions payable to financial intermediaries. In this regard, Compass Bank, CAM and certain of their affiliates have entered into separate services agreements and, where applicable, distribution agreements with GSAM and its affiliates whereby Compass Bank, CAM and/or certain of their affiliates will receive compensation from GSAM and its affiliates, based both on the amount of assets of accounts maintained for customers of Compass Bank, CAM and their affiliates invested in the Goldman Funds and the performance by Compass Bank, CAM or certain of their affiliates of services that benefit both the shareholders of the Goldman Funds and GSAM. These payments are intended to compensate Compass Bank, CAM and certain of their affiliates, for, among other things: marketing shares of the Goldman Funds; access to their registered representatives or salespersons; and/or providing assistance in promoting the sale of Goldman Fund shares. In addition, GSAM, Goldman, Sachs & Co., and/or their affiliates may make payments (including through sub-transfer agency and networking agreements) for subaccounting, administrative and/or shareholder processing services that are in addition to the transfer agent, shareholder administration, servicing and processing fees paid by the Goldman Funds. GSAM, Goldman, Sachs & Co., and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of financial intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable regulations. Pursuant to the policy disclosed in the Goldman Trust prospectuses, GSAM may provide additional compensation of this nature to authorized intermediaries in an amount not expected to exceed 0.50% (on an annualized basis) of the assets invested. The revenue-sharing compensation received by Compass Bank, CAM and their affiliates will be consistent with this policy and vary dependent on the particular Goldman Funds in which assets are invested (from highest to lowest: the equity portfolios, the fixed income portfolios and the money market portfolios) and, in the case of compensation paid in respect of the money market portfolios of the Goldman Funds, will increase if the aggregate amount of assets of accounts maintained by Compass Bank, CAM and their affiliates in designated Goldman Funds reaches a specified level.

Expense Payments. GSAM will also pay to CAM at least $400,000 (the “Expense Payment Amount”) in connection with the Reorganization and certain related transactions including to defray certain Reorganization expenses including counsel fees and legal expenses of both Expedition (and of its Independent Trustees) and Goldman Trust incurred in connection with the drafting and filing of certain documents relating to the Reorganization and the provision of legal advice related to such documents and the consideration and approval of the Reorganization, tax services, proxy printing and solicitation costs, audit services, explicit brokerage commissions associated with the Reorganization, account conversion expenses, penalties involving termination of service contracts and applicable foreign, federal or state stock transfer stamps and any other stamp duty taxes. For more information, see “Information About the Reorganization — Board Considerations and The Reorganization Agreement.”

Shareholder Transactions and Services of the Expedition Funds and the Goldman Funds

This section compares the shareholder transactions and services of the Expedition Funds and their Corresponding Goldman Funds. The following is qualified in its entirety by the more detailed information in the prospectuses for the Expedition Funds and the Goldman Funds, which are incorporated by reference into this Proxy/Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses.

Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions

Expedition Institutional Shares and Investment Service Shares; Goldman Institutional Shares; FST Administration Shares and FST Service Shares.  Institutional Shares and Investment Service Shares of the Expedition Funds, Institutional Class, FST Administration Shares and FST Service Shares of the Goldman Trust are offered at net asset value with no front-end or contingent deferred sales charges.

Expedition Class A Shares; Goldman Class A Shares.  There is a maximum sales charge of 4.00% for Class A Shares of the Expedition Funds. The sales charge is calculated as a percentage of the offering price for Class A Shares. There is a maximum sales charge of 5.5% for Goldman Sachs CORE U.S. Equity Fund and Goldman Sachs Growth and Income Fund, and a maximum sales charge of 4.5% for the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund. The sales charge is calculated as a percentage of the offering price for Class A Shares.

Reduction of Sales Charges

Sales charges on Class A Shares of the Expedition Funds are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels as follows:

Expedition Equity Fund
Expedition Equity Income Fund
Expedition Investment Grade Bond Fund
Expedition Tax-Free Investment Grade Bond Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Asset Value
Less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	0.00%	0.00%

Sales charges on Class A Shares of the Goldman Funds are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels, as follows:

Goldman Sachs CORE U.S. Equity Fund
Goldman Sachs Growth and Income Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Asset Value
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00%	0.00%

Goldman Sachs Core Fixed Income Fund
Goldman Sachs Municipal Income Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Asset Value
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00%	0.00%

Sales Charge Exemptions.  There is no sales charge on purchases of Class A Shares of a Goldman Fund for $1,000,000 or more. However, a CDSC of 1% may be imposed on shareholders who redeem their Class A Shares within 18 months after the end of the calendar month in which the purchase was made. The CDSC may not be imposed on a shareholder if such shareholder’s authorized dealer agrees to waive its receipt of the one-time commission or enters into an agreement with Goldman Sachs to return all or an applicable prorated portion of its commission to Goldman Sachs. The CDSC may be waived if the redemption relates to: (1) retirement distributions or loans to participants or beneficiaries from retirement plans; (2) the death or disability of a participant or beneficiary in a retirement plan; (3) hardship withdrawals by a participant or beneficiary in a retirement plan; (4) satisfying the minimum distribution requirements of the Code;

(5) establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code; (6) the separation from service by a participant or beneficiary in a retirement plan; (7) the death or disability of a shareholder if the redemption is made within one year of the event; (8) excess contributions distributed from a retirement plan; (9) distributions from a qualified retirement plan invested in the Goldman Fund which are being rolled over to a Goldman Sachs IRA; or (10) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.

In addition, Class A Shares subject to a systematic withdrawal plan may be redeemed without a CDSC. Goldman Trust reserves the right to limit such redemptions, on an annual basis, to 10% of the value of a shareholder’s Class A Shares.

The reduced sales charges on Expedition Class A Shares and Goldman Class A Shares described above are available through:

Rights of Accumulation

Expedition Class A Shares

In calculating the appropriate sales charge rate, this right allows investors to add the value of Class A Shares of any Expedition Fund they already own to the amount they are currently purchasing to determine whether or not an investor is entitled to a lower sales charge. The value of current purchases is combined with the current value of any Class A Shares purchased previously for: (1) the investor’s account; (2) the investor’s spouse’s account; (3) a joint account with the investor’s spouse; or (4) a minor child’s trust or custodial account. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use the right of accumulation. Expedition will only consider the value of Class A Shares previously purchased that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, the investor must ask Expedition for the reduction at the time of purchase.

Goldman Class A Shares

When buying Class A Shares of a Goldman Fund, an investor’s current aggregate investment determines the sales load such investor pays. An investor may qualify for reduced sales charges when the current market value of holdings across Class A, Class B or Class C Shares, plus new purchases, reaches $50,000 (in the case of the Goldman Sachs CORE U.S. Equity Fund and Growth and Income Fund) and $100,000 (in the case of the Goldman Sachs Core Fixed Income Fund and Municipal Income Fund) or more. Class A, Class B and or Class C Shares of any Goldman Fund may be combined under this right of accumulation. To qualify for a reduced sales load, an investor must notify the Goldman Trust’s transfer agent at the time of investment that a quantity discount is applicable.

Letter of Intent

Expedition Class A Shares

An investor may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases the investor intends to make over a 13-month period. In other words, a Letter of Intent allows the investor to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if the investor had purchased all the shares at the same time. The Expedition Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares the investor intends to purchase over the 13-month period, the investor must send the Expedition Fund a Letter of Intent. In calculating the total amount of purchases the investor may include in the investor’s letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. The purchase price of these prior purchases will not be adjusted.

An investor is not legally bound by the terms of the Letter of Intent to purchase the amount of the shares stated in the Letter. The Letter does, however, authorize the Expedition Fund to hold in escrow 4.0% of the total amount the investor intends to purchase. If the investor does not complete the total intended purchase at the end of the 13-month period, the Expedition Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount the investor intended to purchase) and the sales charge that would normally apply (based on the actual amount the investor purchased).

Goldman Class A Shares

By submitting to Goldman Trust a written letter of intent, an investor may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases the investor intends to make over a 13-month period and pay the same sales charge the investor would have paid if all shares were purchased at the same time. Income dividends and capital gain distributions taken in additional shares will not apply toward the completion of the letter of intent. Goldman Trust’s transfer agent will hold in escrow 5% of the total amount the investor intends to purchase during the 13-month period. At the investor’s request, purchases made during the previous 90 days may be included, however, capital appreciation does not apply toward these combined purchases. If the investor has not completed the total intended purchase at the end of the period, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, Goldman Trust’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount the investor intended to purchase) and the sales charge that would normally apply (based on the actual amount purchased).

Combined Purchase/Quantity Discount Privilege

Expedition Class A Shares

When calculating the appropriate sales charge rate, Expedition will combine same day purchases of Class A Shares (that are subject to a sales charge) made by the investor, the investor’s spouse and the investor’s minor children (under age 21). This combination also applies to Class A Shares purchased with a Letter of Intent.

Sales Charge Waivers — Expedition Class A Shares and Goldman Class A Shares

No sales charge will be assessed on Expedition Class A Shares or Goldman Class A Shares sold to the following individuals or entities:

Expedition	Goldman Trust
Trustees and officers of the Expedition Funds;	Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor;

Wrap fee and asset allocation programs and financial institutions that, under their dealer agreements with Expedition’s distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge;

“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;

Directors, officers and employees and members of their immediate family, of Compass Bancshares and its affiliates and dealers that enter into agreements with Expedition’s distributor;
Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any trustee or officer of Goldman Trust and designated family members of any of these individuals;

Expedition	Goldman Trust
Persons purchasing shares through a payroll deduction plan or a qualified employee benefit retirement plan which permits purchases of shares of an Expedition Fund;
Retirement plans that buy shares of Goldman Funds worth $500,000 or more; or have 100 or more eligible employees at the time of purchase; or certify that they expect to have annual plan purchases of shares of Goldman Funds of $200,000 or more; or are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plans; or have at the time of purchase aggregate assets of at least $2,000,000;

Shareholders who purchased by reinvestment of dividends and distributions;	Shareholders who purchased by reinvestment of dividends and distributions;

Shareholders who are repurchasing shares they redeemed within the last 30 days (see “Repurchase of Class A Shares” below);	Accounts over which GSAM or its advisory affiliates have investment discretion;

Persons who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 90 days of such redemption, provided that, the person paid either a front-end or contingent deferred sales charge on the original shares redeemed; or
Qualified retirement plans of Goldman Sachs;

Shareholders purchasing additional Class A Shares of the Investment Grade Bond Fund who previously purchased any or all of their shares prior to June 9, 1997.	Banks, trust companies or other types of depository institutions investing for their own account or investing for discretionary and non-discretionary accounts;

Any employee or registered representative of any authorized dealer or their respective spouses, children and parents;

Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales commission with the purchase of shares of a Goldman Fund;

Registered investment advisers investing for accounts for which they receive asset-based fees;

Shareholders receiving distributions from a qualified retirement plan invested in the Goldman Funds and reinvesting such proceeds in a Goldman Sachs IRA;

Expedition	Goldman Trust

Shareholders who roll over distributions from any tax-qualified retirement plan or tax-sheltered annuity to an IRA which invests in the Goldman Funds if the tax-qualified retirement plan or tax-sheltered annuity receives administrative services provided by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity; or

Investors who qualify under other exemptions that are stated from time to time in the Statement of Additional Information.

Repurchase of Expedition Class A Shares.  An investor may repurchase any amount of Class A Shares of any Expedition Fund at net asset value (without the normal front-end sales charge), up to the value of any amount of Class A Shares (other than those purchased with reinvested dividends and distributions) that it redeemed within the past 30 days. In effect, this allows an investor to reacquire shares that it may have had to redeem, without repaying the front-end sales charge. An investor may only exercise this privilege once. To exercise this privilege, Expedition must receive the investor’s purchase order within 30 days of your redemption. In addition, the investor must notify Expedition in writing and indicate on its purchase order that the investor is repurchasing shares.

Repurchase of Goldman Class A and Class B Shares.  An investor may redeem shares of a Goldman Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at net asset value. To be eligible for this privilege, the investor must hold the shares he wants to redeem for at least 30 days and he must reinvest the share proceeds within 90 days after he redeems. An investor may reinvest as follows:

•	Class A or B Shares — Class A Shares of the same Goldman Fund or another Goldman Fund.

•	If an investor pays a CDSC upon redemption of Class A Shares and then reinvests in Class A Shares as described above, the account will be credited with the amount of the CDSC the investor paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable under a subsequent redemption. For Class B Shares, an investor may reinvest the redemption proceeds in Class A Shares at net asset value but the amount of the CDSC paid upon redemption of the Class B Shares will not be credited to the investor’s account.

•	The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at net asset value in a tax-sheltered retirement plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.

Contingent Deferred Sales Charges — Class B Shares

Expedition Class B Shares, Goldman Class B Shares.  There is a maximum CDSC of 5.00% that may be imposed in the event of certain redemptions within five years of purchase of Class B Shares of the Expedition Funds. There is a maximum CDSC of 5.00% that may be imposed in the event of certain redemptions within six years of purchase for Class B Shares of the Goldman Trust.

Expedition Equity Fund
Expedition Equity Income Fund
Expedition Investment Grade Bond Fund
Expedition Tax-Free Investment Grade Bond Fund

Year since Purchase	CDSC as a Percentage of Dollar Amount Subject to CDSC
First	5.00%
Second	4.00%
Third	3.00%
Fourth	2.00%
Fifth	1.00%
Sixth	0.00%
Seventh	0.00%
Eighth	0.00%

Class B Shares of an Expedition Fund will automatically convert to Class A Shares after eight years.

Holders of Expedition Fund Class B Shares who receive Goldman Fund Class B Shares in connection with the Reorganization will be charged CDSCs on those Goldman Sachs Fund Class B Shares based on the Expedition Fund CDSC schedule set forth above. In addition, former Expedition Fund Class B shareholders will be credited for the period of time from the original date of purchase of the Expedition Fund Class B Shares for purposes of determining the amount of their CDSC, if any. Goldman Sachs Fund Class B Shares purchased after the Effective Time of the Reorganization will be charged CDSCs according to the Goldman Sachs Fund CDSC schedule below.

Goldman Sachs CORE U.S. Equity Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Municipal Income Fund

Year since Purchase	CDSC as a Percentage of Dollar Amount Subject to CDSC
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and thereafter	0.00%

Class B Shares of a Goldman Fund will automatically convert into Class A Shares of the same Goldman Fund at the end of the calendar quarter that is eight years after the purchase date.

A maximum purchase limitation of $100,000 in the aggregate normally applies to the purchase of Class B Shares of the Goldman Funds. Once the current value of an investor’s Class B Shares in the aggregate across all Goldman Funds is equal to $100,000, an investor will not be allowed to purchase any additional Class B Shares. Individual purchases exceeding $100,000 will be rejected and additional purchases which could cause an investor’s holdings in Class B Shares to exceed $100,000 will be rejected.

CDSC Waivers — Expedition Class B Shares and Goldman Class B Shares

The CDSC may be waived or reduced if the redemption relates to:

Expedition	Goldman Trust
Required withdrawals from a retirement plan (including IRAs); or	Retirement distributions or loans to participants or beneficiaries from Retirement Plans;

Death or disability.	The death or disability (as defined in Section 72(m)(7) of the Code of a participant or beneficiary in a Retirement Plan;

Hardship withdrawals by a participant or beneficiary in a Retirement Plan;

Satisfying the minimum distribution requirements of the Code;

Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;

The separation from service by a participant or beneficiary in a Retirement Plan;

The death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event;

Excess contributions distributed from a Retirement Plan;

Distributions from a qualified Retirement Plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman IRA;

Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion; or

Shares subject to a systematic withdrawal plan (Goldman Trust reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of the shareholder’s Class B Shares.)

In addition, Expedition Fund Class B shareholders who automatically reinvest their dividends and distributions may redeem up to 12% of the value of their shares per year, determined at the time of each redemption, without payment of a CDSC. Goldman Class B shares subject to a systematic withdrawal plan may be redeemed without a CDSC. The Goldman Funds reserve the right to limit such redemptions to 12% of the value of an investor’s Class B shares.

Redemption Fee. The Goldman Sachs Municipal Income Fund charges a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, the Goldman Fund uses a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee will be paid to the Goldman Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Goldman Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.

The redemption fee does not apply to transactions involving the following: (1) redemptions of shares acquired by reinvestment of dividends or capital gains distributions; (2) redemptions of shares that are acquired or redeemed in connection with the participation in a systematic withdrawal program or automatic investment plan; (3) redemptions of shares in connection with a regularly scheduled automatic rebalancing of assets by certain mutual fund asset allocation programs; (4) redemptions of shares maintained in omnibus accounts by the Goldman Fund’s transfer agent on behalf of trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants (in the case of certain retirement plans) have full or shared investment discretion; or (5) total or partial redemptions of shares held through retirement plans and accounts maintained pursuant to Sections 401 (tax-qualified pension, profit-sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code, that are maintained by the Goldman Funds’ transfer agent on an omnibus basis.

Class A, Class B or Institutional Shares of the Goldman Sachs Municipal Income Fund issued at the Effective Time of the Reorganization to Expedition Tax-Free Investment Grade Bond Fund shareholders in connection with the Reorganization will not be subject to the redemption fee. However, new purchases of Class A, Class B or Institutional Shares of the Goldman Sachs Municipal Income Fund made by former Expedition shareholders at or after the Effective Time of the Reorganization will be subject to the redemption fee.

Purchases, Redemptions and Exchanges of Shares

Purchase Policies

The following chart compares existing purchase policies of the Expedition Funds and the Goldman Funds:

	Expedition Funds: Class A Shares Class B Shares		Goldman Funds: Class A Shares Class B Shares
Minimum Initial Investment	Regular Accounts	$1,000	Regular Accounts	$1,000

	IRAs	$500	Tax-Sheltered Investment Plans (excluding SIMPLE IRAs and Education IRAs)	$250

	Directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families participating in the Systematic Investment Plan	$25	Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$250

			403(b) Plan Accounts	$200

			SIMPLE IRAs and Education IRAs	$50

			Automatic Investment Plan Accounts	$50

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares		Goldman Funds: FST Administration Shares

Minimum Initial Investment
Expedition Stock and Bond Fund:

Shareholders should refer to their asset management, MAP Account or other account representative for information concerning minimum account or fund balance requirements.
		Banks, trust companies or other depository institutions investing for their own account or on behalf of their clients	$1,000,000 in Institutional Shares of a Goldman Fund alone or in combination with other assets under the management of GSAM and its affiliates	$10,000,000 (may be allocated among the Goldman money market funds) — A service organization may impose its own minimums for initial and subsequent investments

Expedition Money Market Funds:

Shareholders should refer to their asset management, treasury management sweep, MAP Account or other account representative for information concerning minimum account or fund balance requirements.

Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations
$1,000,000 in Institutional Shares of a Goldman Fund alone or in combination with other assets under the management of GSAM and its affiliates

		State, county, city or any instrumentality, department, authority or agency thereof	$1,000,000 in Institutional Shares of a Goldman Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Corporations with at least $100 million in assets or in outstanding publicly traded securities	$1,000,000 in Institutional Shares of a Goldman Fund alone or in combination with other assets under the management of GSAM and its affiliates

		“Wrap” account sponsors (provided they have an agreement covering the arrangement with GSAM)	$1,000,000 in Institutional Shares of a Goldman Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares		Goldman Funds: FST Administration Shares
Minimum Initial Investment (continued)		Registered investment advisers investing for accounts for which they receive asset-based fees	$1,000,000 in Institutional Shares of a Goldman Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Qualified non-profit organizations, charitable trusts, foundations and endowments	$1,000,000 in Institutional Shares of a Goldman Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Individual investors	$10,000,000

		Accounts over which GSAM or its advisory affiliates have investment discretion	$10,000,000

		Individual Retirement Accounts (IRAs) for which GSAM or its advisory affiliates act as fiduciary	No minimum

	Expedition Fund Investment Service Shares		Goldman Funds: FST Service Shares
Minimum Initial Investment	Regular Accounts	$1,000	$10,000,000 (may be allocated among the Goldman money market Funds) — A service organization may impose its own minimums for initial and subsequent investments

	IRAs	$500

	Directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families participating in the Systematic Investment Plan	$25

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
Minimum Subsequent Investments	$100 ($25 for directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families)	$50 (No minimum for 403(b) Plan accounts, SEP IRAs, SIMPLE IRAs, Education IRAs or Automatic Investment Plan Accounts)

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
Minimum Subsequent Investments	None.	None.	None. A service organization may impose its own minimums for initial and subsequent investments

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
Minimum Subsequent Investments	$100 ($25 for directors, officers and employees of Compass Bancshares and its affiliates and members of their immediate families)	None.

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
Purchase Methods	Directly through Expedition by mail, telephone, or wire. Through brokers and other institutions that are authorized to place trades in Fund shares for their customers.	Directly through Goldman Trust by mail; by wire or by ACH; through an authorized dealer.

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
Purchase Methods
By mail, telephone, or wire through an authorized Compass Wealth Management Group representative or authorized financial institutions or, with respect to shareholders purchasing shares of the Expedition Money Market Funds through the Compass Wealth Management Group, by following the procedures specified in their account agreement.
		Order through Goldman Trust by telephone, and either send payment by wire through The Northern Trust Company or by check to Goldman Trust by mail; through an authorized financial institution.	Order through service organizations by writing or by telephone and payment may be made by wire or by check.

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
Purchase Methods	Directly through Expedition by mail, telephone, or wire. Through brokers and other institutions that are authorized to place trades in Fund shares for their customers.	Order through Goldman Trust by telephone, and either send payment by wire through The Northern Trust Company or by check to Goldman Trust by mail; through an authorized financial institution

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
Systematic/ Automatic Investment Plan	Yes	Yes

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
Systematic/ Automatic Investment Plan	Yes Non-money market funds only	None	None.

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
Systematic/ Automatic Investment Plan	Yes	None

Redemption Procedures.

The following chart compares existing redemption procedures of the Expedition Funds and the Goldman Funds.

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes — if you own your shares directly	Yes	Yes

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
Request Made by Mail	Yes — if you own your shares directly	Yes

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
Request Made by Mail	Yes — if you own your shares directly	Yes	Yes

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
Request Made by Mail	Yes — if you own your shares directly	Yes

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
Request made by Telephone	Yes — if you own your shares directly	Yes

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
Request made by Telephone	Yes — if you own your shares directly	Yes	Yes

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
Request made by Telephone	Yes — if you own your shares directly	Yes

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
Proceeds paid by Wire	Yes	Yes

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
Proceeds paid by Wire	Yes	Yes	Yes

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
Proceeds paid by Wire	Yes	Yes

	Expedition Funds: Class A Shares	Goldman Funds: Class A Shares
Proceeds paid by Systematic Withdrawal Plan	Yes (the account must have a value of at least $10,000)	Yes, but account must have a minimum value of at least $5,000. Withdrawals must be $50 or more.

	Expedition Funds: Class B Shares	Goldman Funds: Class B Shares
Proceeds paid by Systematic Withdrawal Plan	No	Yes, but account must have a minimum value of at least $5,000. Withdrawals must be $50 or more.

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
Proceeds paid by Systematic Withdrawal Plan	No	No	No

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
Proceeds paid by Systematic Withdrawal Plan	Yes (the account must have a value of at least $10,000)	No (but certain Service Organizations may have arrangements with the Trust to provide this service)

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
Proceeds paid by Check	Yes	Yes

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
Proceeds paid by Check	Yes	Yes	No.

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
Proceeds paid by Check	Yes	No

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
Involuntary Redemptions	If account balance drops below $1000 because of redemptions (30 days’ written notice provided)	If account balance drops below $50 or the minimum initial purchase amount (whichever is lower) because of redemption (60 days’ written notice provided)

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
Involuntary Redemptions
Expedition Stock and Bond Funds:
Shareholders should refer to their asset management, MAP Account or other account representative for information concerning minimum account or fund balance requirements.
Expedition Money Market Funds:
Shareholders should refer to their asset management, treasury management sweep, MAP Account or other account representative for information concerning minimum account or fund balance requirements.
		If account balance drops below $50 because of redemptions (60 days’ written notice provided)	If account drops below $10,000,000 — A service organization may impose its own minimum balance subject to involuntary redemption (60 days’ written notice provided)

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
Involuntary Redemptions	If account balance drops below $1000 because of redemptions (30 days’ written notice provided)	If account drops below $10,000,000 — A service organization may impose its own minimum balance subject to involuntary redemption (60 days’ written notice provided)

Share Exchanges.

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
Through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
Through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes	Yes

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
Through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
By Mail	Yes	Yes

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
By Mail	Yes	Yes	Yes

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
By Mail	Yes	Yes

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
By Telephone	Yes — if you own your shares directly	Yes, if the telephone exchange privilege on the account application was not declined.

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
By Telephone	Yes — if you own your shares directly	Yes, if the telephone exchange privilege on the account application was elected.	Yes, if the telephone exchange privilege on the account application was elected.

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
By Telephone	Yes — if you own your shares directly	Yes, if the telephone exchange privilege on the account application was elected.

	Expedition Funds: Class A Shares Class B Shares	Goldman Funds: Class A Shares Class B Shares
Minimum	$1,000 ($25 for directors, officers and employees of Compass Bancshares, Inc. and its affiliates and members of their immediate families).	If it represents the initial investment, the amount must satisfy initial investment requirements.

	Expedition Funds: Institutional Shares	Goldman Funds: Institutional Shares	Goldman Funds: FST Administration Shares
Minimum	Expedition Stock and Bond Funds Shareholders should refer to their asset management, MAP Account or other account representative for information concerning minimum exchange requirements.	If it represents the initial investment, the amount must satisfy initial investment requirements.	If it represents the initial investment, the amount must satisfy initial investment requirements.

Expedition Money Market Funds

$1,000 ($25 for directors, officers and employees of Compass Bancshares, Inc. and its affiliates and members of their immediate families).

	Expedition Funds: Investment Service Shares	Goldman Funds: FST Service Shares
Minimum	$1,000 ($25 for directors, officers and employees of Compass Bancshares, Inc. and its affiliates and members of their immediate families).	If it represents the initial investment, the amount must satisfy initial investment requirements.

Pricing of Shares for the Expedition Funds and Goldman Funds

The price per share (offering price) will be the net asset value per share next determined after an Expedition Fund or Goldman Fund receives your purchase order plus, in the case of Expedition Class A Shares and Goldman Trust Class A Shares, the applicable front-end sales charge.

For processing purchase and redemption orders, the net asset value per share of each of the Expedition Funds and Goldman Funds is calculated each business day at the following times:

Time	Expedition Funds	Goldman Funds
1:00 p.m., Eastern Time	Tax-Free Money Market Fund Money Market Fund
4:00 p.m. Eastern Time	Equity Fund	CORE U.S. Equity Fund

	Equity Income Fund	Growth and Income Fund

	Investment Grade Bond Fund	Core Fixed Income Fund

	Tax-Free Investment Grade Bond Fund	Municipal Income Fund

	Tax-Free Money Market Fund	Financial Square Tax-Free Money Market Fund
5:00 p.m. Eastern Time	Money Market Fund	Financial Square Prime Obligations Fund

The net asset value for the Expedition Money Market Fund and the Expedition Tax-Free Money Market Fund is determined on any day that the New York Stock Exchange (the “Exchange”) and the Federal Reserve are open for business. The net asset value for each other Expedition Fund is determined on any day that the Exchange is open.

The net asset value for the Goldman Sachs Financial Square Prime Obligations Fund the Goldman Sachs Financial Square Tax-Free Money Market Fund is determined on any day that the Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays. The net asset value for each other Goldman Fund is determined on any day that the Exchange is open.

Dividends and Other Distributions

Dividends from investment company taxable income for the Expedition Funds and the Goldman Funds are declared and paid as follows:

	Expedition Funds	Goldman Funds
Declared Daily and Paid Monthly	Investment Grade Bond Fund	Core Fixed Income Fund

	Tax-Free Investment Grade Bond Fund	Municipal Income Fund

	Money Market Fund	Financial Square Prime Obligations Fund

	Tax-Free Money Market Fund	Financial Square Tax-Free Money Market Fund
Declared Quarterly and Paid Quarterly	Equity Fund	Growth and Income Fund

Equity Income Fund
Declared Annually and Paid Annually		CORE U.S. Equity Fund

Both the Expedition Funds and the Goldman Funds make distributions of capital gains (if any) at least annually.

ADDITIONAL INFORMATION ABOUT THE EXPEDITION FUNDS
AND THE GOLDMAN FUNDS

Management’s Discussion of Fund Performance

The following is excerpted from the Expedition Funds’ Annual Report dated October 31, 2003 and provides an overview on the performance of the Expedition Equity Fund during the one-year period that ended October 31, 2003.

Expedition Equity Fund

For the twelve month period ended October 31, 2003, the Expedition Equity Fund (Institutional Shares) generated a total return of 20.99%. This compares to a 20.80% return for the S&P 500 Composite Index and a 17.75% return for the Lipper Large-Cap Core Funds Classification. The Fund seeks to provide growth of capital, with a secondary objective of income and pursues these objectives by investing in a diversified portfolio of common stocks issued by mid and large capitalization companies.

The Expedition Equity Fund performed well in relation to its benchmark, actually outperforming it. This strong performance came amid unexpected strength in both the economy and the markets, particularly in the latter portion of the fiscal year.

The effects of the strengthening economy were heightened by the fact that corporations have tightened costs so successfully that even slight improvements in demand translated to bottom-line profitability. For this reason, stocks of cyclical companies and those whose businesses are tied to the overall economy were among the best performers.

Looking ahead, we are concerned that the recent earnings momentum may have reached its peak. The improving economy should still produce positive earnings, but most likely at a declining rate of growth. Therefore, we anticipate additional gains for stocks, but not of the magnitude of the past fiscal year.

EXPEDITION EQUITY FUND

AVERAGE ANNUAL TOTAL RETURN

	1 Year Return	3 Year Return	5 Year Return*		10 Year Return*		Inception to Date*
Institutional Shares	20.99%	(15.45)%	(0.71)%		7.67%		7.64%
Investment Shares — Class A	20.72%	(15.63)%	(0.99	)%**	7.54	%**	7.51	%**
Investment Shares — Class A w/load	15.95%	(16.77)%	(1.79	)%**	7.10	%**	7.08	%**
Investment Shares — Class B	19.76%	(16.30)%	(1.71	)%**	7.13	%**	7.10	%**
Investment Shares — Class B w/load	14.76%	(17.03)%	(1.85	)%**	7.13	%**	7.10	%**

Comparison of Change in the Value of a $10,000 Investment in the Expedition Equity Fund, Institutional Shares, Investment Shares-Class A and Investment Shares-Class B, versus the Russell 1000 Index, the S&P 500 Composite Index, the S&P 400 Mid-Cap Index, the Lipper Growth & Income Funds Objective, and the Lipper Large-Cap Core Funds Classification.

$36,000
$34,000
$32,000
$30,000
$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
10/93
10/94
10/95
10/96
10/97
10/98
10/99
10/00
10/01
10/02
10/03
Expedition Equity Fund, Institutional Shares
Expedition Equity Fund, Investment Shares-Class A
Expedition Equity Fund, Investment Shares-Class B
Russell 1000 Index
S&P 500 Composite Index
S&P 400 Mid-Cap Index
Lipper Growth & Income Funds Objective
Lipper Large-Cap Core Funds Classification

*	For periods prior to the inception of the Expedition Equity Fund (the “Fund”) on June 13, 1997, the performance data quoted represents past performance of the Equity Model Common Trust Fund internally managed by an affiliate of the Fund’s investment advisor, adjusted for the maximum fee and expenses of the Institutional Shares of the Fund applicable at the inception of the Fund. The Equity Model Common Trust Fund was not registered under the Investment Company Act of 1940 and therefore, was not subject to certain restrictions which may have adversely affected performance.

**	Class A Shares of the Fund were offered beginning November 24, 1997 and Class B Shares of the Fund were offered beginning November 16, 1998. The performance information shown prior to that represents performance of Institutional Shares. The prior Institutional Shares performance has been adjusted to reflect the maximum front-end sales charges and the maximum contingent deferred sales charges applicable to Class A and Class B Shares, respectively, but does not reflect the higher Rule 12b-1 fees for either Class. Had that adjustment been made, performance would have been lower.

Note:	Performance data quoted represents past performance and is not predictive of future performance. Actual return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

Management’s Discussion of Fund Performance

The following is excerpted from the Expedition Funds’ Annual Report dated October 31, 2003 and provides an overview on the performance of the Expedition Equity Income Fund during the one-year period ended October 31, 2003.

Expedition Equity Income Fund

For the twelve month period ended October 31, 2003, the Expedition Equity Income Fund (Institutional Shares) generated a total return of 16.12%. This compares to a 20.80% return for the S&P 500 Composite Index and a 20.75% return for the Lipper Large-Cap Value Funds Classification for the comparable time period.

The Fund seeks to provide growth of capital, with a secondary objective of income. These objectives are pursued through a diversified portfolio of common stocks issued by mid and large-capitalization companies.

While it underperformed its benchmark, the Expedition Equity Income Fund produced a very positive overall return. For investors, this return was enhanced by recent legislation that lowered taxes on dividend income.

The Fund benefited from a strong stock market in the second half of the fiscal year, as well as continued accommodative action — and frequent inaction — by the Federal Reserve Board.

Strong sectors of the portfolio included industrial companies, financial services providers, and transportation providers.

Looking ahead, we believe that income-oriented stocks will remain strong, thanks to improving earnings and the increasing demand for dividends. Therefore, we will continue to invest in high-quality issues that combine strong income and the potential for long-term capital appreciation.

EXPEDITION EQUITY INCOME FUND

AVERAGE ANNUAL TOTAL RETURN

	1 Year Return	3 Year Return	Inception to Date
Institutional Shares	16.12%	(12.75)%	(8.60)%
Investment Shares — Class A	15.84%	(12.98)%	(8.33)%
Investment Shares — Class A w/load	11.21%	(14.16)%	(9.35)%
Investment Shares — Class B	14.85%	(13.60)%	(9.09)%
Investment Shares — Class B w/load	9.85%	(14.42)%	(9.57)%

Comparison of Change in the Value of a $10,000 Investment in the Expedition Equity Income Fund, Institutional Shares, Investment Shares-Class A and Investment Shares-Class B, versus the S&P 500 Composite Index, the S&P 500/BARRA Value Index, and the Lipper Large-Cap Value Funds Classification, the Lipper Equity Income Classification, and the Lipper Equity Income Objective.

$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
3/00
10/00
10/01
10/02
10/03
Expedition Equity Income Fund, Institutional Shares
Expedition Equity Income Fund, Investment Shares-Class A
Expedition Equity Income Fund, Investment Shares-Class B
S&P 500 Composite Index
S&P 500/BARRA Value Index
Lipper Large-Cap Value Funds Classification
Lipper Equity Income Classification
Lipper Equity Income Objective

Note:	Performance data quoted represents past performance and is not predictive of future performance. Actual return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

Management’s Discussion of Fund Performance

The following is excerpted from the Expedition Funds’ Annual Report dated October 31, 2003 and provides an overview on the performance of the Expedition Investment Grade Bond Fund during the one-year period ended October 31, 2003.

Expedition Investment Grade Bond Fund

For the twelve month period ended October 31, 2003, the Expedition Investment Grade Bond Fund (Institutional Shares) generated a total return of 3.89%. This compares to a 5.66% return for the Lipper Intermediate Investment-Grade Debt Objective. The Fund seeks to provide income with relative stability of principal.

While the bond market performed well overall, the lion’s share of the gains took place in the early half of the fiscal year, as the war in Iraq, economic concerns, and a half-percent rate cut by the Federal Reserve Board led to a continuation of the previous year’s rally.

By mid-June, that tide turned sharply, as success in Iraq and an upturn in economic sentiment caused yields to rise a full percentage point in just over six weeks.

The Expedition Investment Grade Bond Fund was well positioned throughout the year, holding high quality government and corporate issues with an average maturity level below that of our benchmark.

Looking ahead, we believe that rates will continue to drive higher, as the U.S. economy recovers. In light of this forecast, we plan to maintain a relatively short maturity level in order to capture any incremental yield opportunities as they become available. In addition, we will retain our focus on high-quality corporate bonds, which offer strong relative returns backed by favorable earnings trends.

EXPEDITION INVESTMENT GRADE BOND FUND

AVERAGE ANNUAL TOTAL RETURN

	1 Year Return	3 Year Return	5 Year Return*	10 Year Return*	Inception to Date*
Institutional Shares	3.89%	8.49%	6.33%	5.82%	6.32%
Investment Shares — Class A	3.63%	8.22%	6.04%	5.66%	6.18%
Investment Shares — Class A w/load	(0.53)%	6.78%	5.19%	5.23%	5.81%
Investment Shares — Class B	2.86%	7.45%	5.84%	5.56%	6.09%
Investment Shares — Class B w/load	(2.11)%	6.58%	5.68%	5.56%	6.09%

Comparison of Change in the Value of a $10,000 Investment in the Expedition Investment Grade Bond Fund, Institutional Shares, Investment Shares-Class A and Investment Shares-Class B, versus the Lehman Intermediate Government/Credit Index, and the Lipper Intermediate Investment-Grade Debt Objective.

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
10/93
10/94
10/95
10/96
10/97
10/98
10/99
10/00
10/01
10/02
10/03
Expedition Investment Grade Bond Fund, Institutional Shares
Expedition Investment Grade Bond Fund, Investment Shares-Class A
Expedition Investment Grade Bond Fund, Investment Shares-Class B
Lehman Intermediate Government/Credit Index
Lipper Intermediate Investment-Grade Debt Objective

*	Institutional Shares of the Fund were offered beginning June 13, 1997 and Class B Shares of the Fund were offered beginning November 16, 1998. The performance information shown prior to that represents performance of Class A Shares, which were offered beginning April 20, 1992. For Institutional Shares, the prior Class A Shares performance reflects the maximum front-end sales charge and Rule 12b-1 fees on Class A Shares, neither of which applies to Institutional Shares. For Class B Shares, the prior Class A Shares performance reflects the maximum contingent deferred sales charge on Class B Shares, but does not reflect Class B Shares’ higher Rule 12b-1 fees. Had that adjustment been made, performance would have been lower.

Note:	Performance data quoted represents past performance and is not predictive of future performance. Actual return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

Management’s Discussion of Fund Performance

The following is excerpted from the Expedition Funds’ Annual Report dated October 31, 2003 and provides an overview on the performance of the Expedition Tax-Free Investment Grade Bond Fund during the one-year period ended October 31, 2003.

Expedition Tax-Free Investment Grade Bond Fund

For the twelve month period ended October 31, 2003, the Expedition Tax-Free Investment Grade Bond Fund (Institutional Shares) generated a total return of 4.57%. This compares to a 5.11% return for the Lehman Municipal Bond Index and a 4.29% return for the Lipper Intermediate Municipal Debt Funds Objective.

The Expedition Tax-Free Investment Grade Bond Fund performed well again during the past year, taking advantage of the strong municipal market conditions that prevailed — particularly in the first half of the year. Factors contributing to the Fund’s performance included downward pressure on interest rates by the Federal Reserve Board and our continuing focus on quality issues.

Looking ahead, we believe that interest rates will remain relatively flat for the next quarter or two, with the possibility of an upward trend thereafter as the economy gains momentum. Therefore, we plan to keep our average maturity level close to that of our benchmark, while retaining our emphasis on issues of superior quality.

One area of concern is the recent budget deficit facing many states in the wake of slow economies and reduced federal spending. We have thus far steered clear of any problems related to this trend, through our strategy of emphasizing issues of the highest quality. We plan to continue that strategy in the year ahead.

EXPEDITION TAX-FREE INVESTMENT GRADE BOND FUND

AVERAGE ANNUAL TOTAL RETURN

	1 Year Return	3 Year Return	Inception to Date
Institutional Shares	4.57%	6.51%	7.23%
Investment Shares — Class A	4.40%	6.28%	6.83%
Investment Shares — Class A w/load	0.21%	4.85%	5.64%
Investment Shares — Class B	3.63%	5.46%	5.85%
Investment Shares — Class B w/load	(1.34)%	4.55%	5.32%

Comparison of Change in the Value of a $10,000 Investment in the Expedition Tax-Free Investment Grade Bond Fund, Institutional Shares and Investment Shares-Class A, versus the Lehman Municipal Bond Index, the Lipper General Municipal Debt Funds Objective, and the Lipper Intermediate Municipal Debt Funds Objective.

$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
3/00
10/00
10/01
10/02
10/03
Expedition Tax-Free Investment Grade Bond Fund, Institutional Shares
Expedition Tax-Free Investment Grade Bond Fund, Investment Shares-Class A
Lehman Municipal Bond Index
Lipper General Municipal Debt Funds Objective
Lipper Intermediate Municipal Debt Funds Objective

Note:	Performance data quoted represents past performance and is not predictive of future performance. Actual return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

Management’s Discussion of Fund Performance

CORESM U.S. Equity Fund

The following is excerpted from the Goldman Sachs CORE U.S. Equity Fund’s Annual Report dated August 31, 2004 and provides an overview on the performance of the Goldman Sachs CORE U.S. Equity Fund during the one-year reporting period that ended August 31, 2004.

Performance Review

Over the one-year period that ended August 31, 2004, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 14.71%, 13.87%, 13.87%, 15.18% and 14.60%, respectively. These returns compare to the 11.46% cumulative total return of the Fund’s benchmark, the S&P 500 Index (with dividends reinvested), over the same period.

As these absolute and relative returns indicate, the Fund performed well over the one-year reporting period. During this time, returns to the CORE themes were positive overall. Valuation was the biggest positive contributor to relative returns as inexpensive companies outperformed their more richly valued industry counterparts, followed by Earnings Quality. Profitability, Momentum, and Management Impact also added value, while Analyst Sentiment was flat for the period.

Portfolio Positioning

In managing the CORE products, we take minimal size and sector bets. We hope to add value versus each Fund’s respective index through individual stock selection. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks about which fundamental research analysts are becoming more positive, and companies with strong profit margins and sustainable earnings that use their capital to enhance shareholder value. Over the long term, these factors have led to excess returns, although they typically work well at different times and under different market environments.

Portfolio Highlights

Stock selection versus the benchmark was positive overall among sectors, most notably in the Consumer Staples and Technology sectors. Among the Fund’s most successful holdings were overweights in Reynolds American, Inc., Motorola, Inc. and Valero Energy Corp. On the downside, the Fund’s holdings in the Services sector underperformed the most relative to their peers in the benchmark. Specific examples of stocks that detracted from relative results were overweights in Intel Corp., Fox Entertainment Group, Inc., and an underweight in Exxon Mobil Corp.

Goldman Sachs Quantitative Equity Investment Team

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding joint repurchase agreement, securities lending collateral and cash).

This Sector Allocation chart is provided for your reference. This new information has been included in response to recent rule and form amendments made by the Securities and Exchange Commission.

GOLDMAN SACHS CORE U.S. EQUITY FUND

Performance Summary

August 31, 2004

The following graph shows the value, as of August 31, 2004, of a $10,000 investment made on May 24, 1991 (commencement of operations) in Class A Shares (including a maximum sales charge of 5.5%) of the Goldman Sachs CORE U.S. Equity Fund. For comparative purposes, the performance of the Fund’s benchmark, the Standard and Poor’s 500 Index (with dividends reinvested) (“S&P 500 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding issuer/industry/country investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

CORE U.S. Equity Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested May 24, 1991 to August 31, 2004.

$54,000
$49,000
$44,000
$39,000
$34,000
$29,000
$24,000
$19,000
$14,000
$9,000
Class A Shares
S&P 500 Index
$38,421
$31,843
5/24/91
8/91
8/92
8/93
8/94
8/95
8/96
8/97
8/98
8/99
8/00
8/01
8/02
8/03
8/04

Average Annual Total Return through August 31, 2004	Since Inception	Ten Years	Five Years	One Year
Class A (commenced May 24, 1991)
Excluding sales charges	9.57%	9.96%	–1.25%	14.71%
Including sales charges	9.11%	9.34%	–2.36%	8.41%
Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	6.85%	n/a	–1.98%	13.87%
Including contingent deferred sales charges	6.85%	n/a	–2.38%	8.87%
Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	3.05%	n/a	–1.98%	13.87%
Including contingent deferred sales charges	3.05%	n/a	–1.98%	12.87%
Institutional Class (commenced June 15, 1995)	9.93%	n/a	–0.86%	15.18%
Service Class (commenced June 7, 1996)	7.28%	n/a	–1.35%	14.60%

GOLDMAN SACHS GROWTH AND INCOME FUND

The following is excerpted from the Goldman Sachs Growth and Income Fund’s Annual Report dated August 31, 2004 and provides an overview on the performance of the Goldman Sachs Growth and Income Fund during the one-year reporting period that ended August 31, 2004.

Performance Review

Over the one-year period that ended August 31, 2004, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 20.27%, 19.38%, 19.40%, 20.75%, and 20.14%, respectively. These returns compare to the 11.46% cumulative total return of the Fund’s benchmark, the S&P 500 Index (with dividends reinvested), over the same period.

The Fund substantially outperformed its benchmark over the reporting period. Over this time, the market shifted from speculation over the prospects for low quality stocks to returns based on sound fundamentals. We believe that the Fund’s recent performance indicates that our rigorous research and valuation process is well suited for this change in market behavior. Stock selection was particularly strong in the Technology and Energy sectors, where the Fund benefited from holdings such as Activision, Inc., Burlington Resources, Inc. and ConocoPhillips.

Our investment discipline keeps our focus on companies with favorable prospects for cash flow generation and improvements in return on invested capital. Although the market was choppy for most of 2004, we were still able to uncover companies of compelling quality that were attractively valued.

Countrywide Financial Corp. is a prime example of our investment process and discipline in the current market environment. Long dismissed by the market as a mortgage stock that would struggle in a high interest rate world, Countrywide benefited from strong gains in market share and a favorable business mix. Our team correctly analyzed the firm’s complex business model and retained its long-held shares while many investors sold. The stock became one of the Fund’s top performers in the past twelve months.

Portfolio Composition

We have constructed a portfolio that we believe is fully diversified across different industries, with stocks we believe could outperform their peers over a full market cycle. Throughout the reporting period, we continued to focus on quality value stocks that we feel are attractively valued and that have the potential to perform well in a variety of market environments.

Specifically, we seek companies led by good management teams that generate strong free cash flows and return on invested capital. We also favor companies that are financially strong enough to support a dividend policy.

Portfolio Highlights

The Fund outperformed its benchmark during the reporting period and there were a number of holdings that enhanced results, including the following:

•	Activision, Inc. — Activision is a leading worldwide developer, publisher, and distributor of interactive entertainment and software. The holding enhanced Fund results as several of its key products became widely successful.

•	Burlington Resources, Inc. — Burlington Resources is engaged in exploration, development, production, and marketing of oil and natural gas. The company underwent positive internal changes as new management focused its attention on maximizing shareholder value. We believe Burlington also has an important competitive advantage as a low-cost producer in a margin-pressured industry.

•	ConocoPhillips — ConocoPhillips is a global integrated energy company. The company has been able to become more cost efficient as it continues to integrate businesses after its recent merger.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements, securities lending collateral and cash).

This Sector Allocation chart is provided for your reference. This new information has been included in response to recent rule and form amendments made by the Securities and Exchange Commission.

GOLDMAN SACHS GROWTH AND INCOME FUND

Performance Summary

August 31, 2004

The following graph shows the value, as of August 31, 2004, of a $10,000 investment made on February 5, 1993 (commencement of operations) in Class A Shares (including a maximum sales charge of 5.5%) of the Goldman Sachs Growth and Income Fund. For comparative purposes, the performance of the Fund’s benchmark, the Standard and Poor’s 500 Index (with dividends reinvested) (“S&P 500 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding issuer/industry/country investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Growth and Income Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested February 5, 1993 to August 31, 2004.

Class A Shares
S&P 500 Index
$40,000
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$30,721
$22,919
2/5/93
8/93
8/94
8/95
8/96
8/97
8/98
8/99
8/00
8/01
8/02
8/03
8/04

Average Annual Total Return through August 31, 2004	Since Inception	Ten Years	Five Years	One Year
Class A (commenced February 5, 1993)
Excluding sales charges	7.95%	7.07%	0.29%	20.27%
Including sales charges	7.43%	6.46%	–0.84%	13.64%
Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	4.13%	n/a	–0.45%	19.38%
Including contingent deferred sales charges	4.13%	n/a	–0.85%	14.36%
Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	–0.92%	n/a	–0.46%	19.40%
Including contingent deferred sales charges	–0.92%	n/a	–0.46%	18.40%
Institutional Class (commenced June 3, 1996)	5.14%	n/a	0.72%	20.75%
Service Class (commenced March 6, 1996)	4.82%	n/a	0.20%	20.14%

Management’s Discussion of Fund Performance

Core Fixed Income Fund

     The following is excerpted from the Goldman Sachs Core Fixed Income Fund Annual Report dated October 31, 2003 and provides an overview on the performance of the Goldman Sachs Core Fixed Income Fund during the one-year reporting period that ended October 31, 2003.

Performance Review

     Over the one-year period that ended October 31, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 7.03%, 6.31%, 6.21%, 7.54%, and 6.90%, respectively. These returns compare to the 4.90% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index.*

     The Fund outperformed its benchmark over the reporting period. This was primarily due to the Fund’s exposure to strong performing corporate and mortgage-backed securities.

Investment Objective

     The Fund seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

Portfolio Composition

     During the period, the Fund’s investment strategy continued to focus on sectors and securities that we believed would generate a competitive total rate of return relative to the Fund’s benchmark. As mortgage prepayment risk remained high during much of the period, focus was placed on securities with prepayment protection. In particular, we emphasized 15-year over 30-year pass-throughs and lower coupons over higher coupons. During the period, the Fund moved from an overweight corporate bond allocation to a neutral position, while maintaining an overweight allocation to BBB rated corporate securities.

     The Fund’s portfolio management team proactively managed duration and term structure strategies to respond to changing market conditions and the fluctuating interest rate environment. At the end of the 12-month period, the Fund held a neutral duration position and curve flattening bias. When the yield curve flattens, the spread between the yields of longer- and intermediate-maturity issues narrows.

Portfolio Highlights

•	Agency Debentures — 11.9% on October 31, 2002 and 9.1% on October 31, 2003.
•	Asset-Backed Securities (ABS) — 13.5% on October 31, 2002 and 11.7% on October 31, 2003.
•	Corporate Bonds — 27.5% on October 31, 2002 and 19.7% on October 31, 2003.
•	Emerging Market Debt (EMD) — 1.2% on October 31, 2002 and 1.0% on October 31, 2003.
•	Mortgage-Backed Securities (MBS) — 39.5% on October 31, 2002 and 52.2% on October 31, 2003.
•	U.S. Treasuries — 21.6% on October 31, 2002 and 9.4% on October 31, 2003.

The Fund’s corporate and mortgage-backed securities were the main drivers of outperformance over the period. Specifically, the Fund’s overweight allocation to Telecom and BBB rated corporate bonds boosted returns as lower quality securities outperformed the broad corporate market. Exposure to mortgage securities with lower call risks also enhanced absolute and relative results. The Fund’s allocation to lower coupon, 15-year mortgage pass-throughs was also a positive for performance.

*   Based on performance returns that do not reflect the deduction of any applicable sales loads.

GOLDMAN SACHS CORE FIXED INCOME FUND

Performance Summary

October 31, 2003

     The following graph shows the value, as of October 31, 2003, of a $10,000 investment made on January 5, 1994 (commencement of operations) in the Institutional shares of the Goldman Sachs Core Fixed Income Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C, and Service shares will vary from Institutional shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding issuer/industry/country investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the portfolio.

Core Fixed Income Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested January 5, 1994 to October 31, 2003.

Institutional Shares
Lehman Aggregate Bond Index
$19,370
$19,331
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
01/05/94
10/94
10/95
10/96
10/97
10/98
10/99
10/00
10/01
10/02
10/03

Average Annual Total Return through October 31, 2003	Since Inception	Five Years	One Year
Class A (commenced May 1, 1997)
Excluding sales charges	7.04%	6.00%	7.03%
Including sales charges	6.28%	5.04%	2.25%
Class B (commenced May 1, 1997)
Excluding contingent deferred sales charges	6.27%	5.23%	6.31%
Including contingent deferred sales charges	6.27%	4.81%	1.14%
Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	5.93%	5.22%	6.21%
Including contingent deferred sales charges	5.93%	5.22%	5.17%
Institutional Class (commenced January 5, 1994)	6.96%	6.43%	7.54%
Service Class (commenced March 13, 1996)	6.74%	5.89%	6.90%

Municipal Income Fund

The following is excerpted from the Goldman Sachs Municipal Income Fund’s Annual Report dated October 31, 2003 and provides an overview on the performance of the Goldman Sachs Municipal Income Fund during the one-year reporting period that ended October 31, 2003.

Performance Review

Over the one-year period that ended October 31, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 5.10%, 4.32%, 4.25%, 5.45%, and 4.97%, respectively. These returns compare to the 5.11% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index.

During the reporting period, the Fund maintained a modest overweight in two sectors that detracted from performance. Airline-backed debt underperformed the general market over much of the period, as the industry struggled with a slowing economy and rising fuel costs. The Tobacco-backed sector also struggled, due to several damaging legal rulings. However, by the end of the reporting period, both sectors began to show improvement. The Airline sector rebounded due to an improvement in traffic and expense reduction efforts, while Tobacco bonds rallied after several victories on the litigation front. Two sectors that had a positive impact on performance were the Health Care and Utility sectors. Improvements in the competitive landscape of both sectors caused them to outperform the general market over the reporting period.

Municipal Market Performance

There was a record issuance of municipal bonds during the reporting period. Low interest rates triggered a significant increase in new supply from issuers who were seeking to capitalize on attractive financing levels and refunding opportunities. At the same time, rising supply was generally met with broad-based demand from retail, mutual fund, and property and casualty investors. Since mid-summer of 2003, municipals have largely outperformed their taxable fixed income counterparts, as yield ratios have begun to normalize. Elevated volatility was an additional dynamic over the previous 12 months, as fixed income investors addressed an array of market-moving events. These included geopolitical turmoil, conflicting economic signals, and Federal Reserve Board policy. These issues created periods of a flight to quality, which benefited insured AAA rated securities. In addition, lower tier investment-grade and high yield municipal securities benefited from improving economic signals and investor demand for higher yielding tax-exempt investments.

Investment Objective

The Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

Portfolio Composition

The Fund maintained an overall credit quality of AA and its duration was between 7.0 and 8.3 years during the reporting period. The largest sector allocations in the Fund were in Electric and primary/acute care Hospitals. While the Fund strategically maintains a high average credit quality, we continually identify and pursue select opportunities to enhance yield and lower portfolio volatility. Accordingly, the Fund held a 19% weighting in BBB rated securities at the end of the reporting period. The Fund is nationally diversified, with the top five states being Illinois, Texas, California, Washington, and New York.

Portfolio Highlights

The Fund’s overweight to A rated and BBB rated credit positively contributed to performance, though periods of geopolitical turmoil led to powerful flights to quality as well. In addition to credit, term structure was a key driver of relative performance. During the period, we favored a “modified barbell” maturity distribution for the Fund, particularly given the persistent steepness of the municipal yield curve. We believe that the maturity barbell is the most appropriate term structure to optimize current market opportunities.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Performance Summary

October 31, 2003

The following graph shows the value as of October 31, 2003, of a $10,000 investment made on August 1, 1993 in Class A Shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Municipal Income Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index (“Lehman Aggregate Muni Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Municipal Income Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested August 1, 1993 to October 31, 2003.(a)

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Class A Shares
Lehman Aggregate Muni Bond Index
$18,453
$16,743
8/1/93
10/93
10/94
10/95
10/96
10/97
10/98
10/99
10/00
10/01
10/02
10/03

Average Annual Total Return through October 31, 2003	Since Inception	Ten Years	Five Years	One Year
Class A (commenced July 20, 1993)
Excluding sales charges	5.53%	5.30%	4.53%	5.10%
Including sales charges	5.06%	4.82%	3.57%	0.37%
Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	5.13%	n/a	3.75%	4.32%
Including contingent deferred sales charges	5.13%	n/a	3.33%	–0.86%
Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.42%	n/a	3.75%	4.25%
Including contingent deferred sales charges	4.42%	n/a	3.75%	3.21%
Institutional Class (commenced August 15, 1997)	5.60%	n/a	4.93%	5.45%
Service Class (commenced August 15, 1997)	5.17%	n/a	4.51%	4.97%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following the commencement of operations.

Financial Highlights

Expedition Funds—Financial Highlights

The following financial highlights tables are intended to help you understand each Expedition Fund’s financial performance for the past five years, or if shorter, the period of the Expedition Fund’s operation. Some of the information reflects financial information for a single Expedition Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Expedition Fund (assuming reinvestment of all dividends and distributions). Except as stated below, the information has been audited by Deloitte & Touche LLP, Expedition’s independent registered public accounting firm. Their report along with each Expedition Fund’s financial statements, are included in the annual report, which is available upon request without charge. The financial highlights for the six months ended April 30, 2004 are unaudited.

Selected data for a share of beneficial interest outstanding throughout each period.

FINANCIAL HIGHLIGHTS
Expedition Funds

(For a share outstanding throughout each period.)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains or (Losses) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Capital Gains
Equity Fund — Institutional Shares
2004*	$7.39	$—	$0.28	$0.28	$—	**	$—
2003	6.14	0.04	1.24	1.28	(0.03)		—
2002	7.99	0.01	(1.86)	(1.85)	—		—
2001	14.25	(0.01)	(4.44)	(4.45)	—		(1.81)
2000	13.09	(0.02)	2.67	2.65	—		(1.49)
1999	10.55	—	3.13	3.13	—		(0.59)
Investment Shares — Class A
2004*	$7.33	$(0.01)	$0.28	$0.27	$—		$—
2003	6.08	0.02	1.24	1.26	(0.01)		—
2002	7.93	(0.02)	(1.83)	(1.85)	—		—
2001	14.18	(0.03)	(4.41)	(4.44)	—		(1.81)
2000	13.06	(0.03)	2.64	2.61	—		(1.49)
1999	10.58	(0.03)	3.10	3.07	—		(0.59)
Investment Shares — Class B
2004*	$7.03	$(0.04)	$0.28	$0.24	$—		$—
2003	5.87	(0.04)	1.20	1.16	—		—
2002	7.72	(0.07)	(1.78)	(1.85)	—		—
2001	13.95	(0.09)	(4.33)	(4.42)	—		(1.81)
2000	12.96	(0.08)	2.56	2.48	—		(1.49)
1999(1)	10.82	(0.04)	2.77	2.73	—		(0.59)
Equity Income Fund — Institutional Shares
2004*	$6.65	$0.02	$0.28	$0.30	$(0.02)		$—
2003	5.78	0.05	0.87	0.92	(0.05	)††	—
2002	7.42	0.04	(1.64)	(1.60)	(0.04)		—
2001	10.77	0.05	(2.82)	(2.77)	(0.05)		(0.53)
2000(2)	10.00	0.07	0.76	0.83	(0.06)		—
Investment Shares — Class A
2004*	$6.64	$0.01	$0.28	$0.29	$(0.01)		$—
2003	5.77	0.04	0.87	0.91	(0.04	)††	—
2002	7.41	0.02	(1.64)	(1.62)	(0.02)		—
2001	10.76	0.04	(2.83)	(2.79)	(0.03)		(0.53)
2000(3)	9.78	0.04	1.00	1.04	(0.06)		—
Investment Shares — Class B
2004*	$6.58	$(0.02)	$0.28	$0.26	$—		$—
2003	5.73	(0.02)	0.87	0.85	—	**††	—
2002	7.38	(0.03)	(1.62)	(1.65)	—		—
2001	10.75	(0.02)	(2.82)	(2.84)	—		(0.53)
2000(4)	9.82	0.01	0.94	0.95	(0.02)		—

*	For the six months ended April 30, 2004 (unaudited). All ratios for the period have been annualized.
**	Amount represents less than $0.01.
†	Returns are for the period indicated and have not been annualized.
††	Includes Return of Capital of $0.0003.
(1)	Commenced operations on November 16, 1998. All ratios for the period have been annualized.

Total Dividends and Distributions		Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	Portfolio Turnover Rate

$ —	**	$7.67	3.84%	$155,344	1.18%	0.15%	1.18%	37.54%
(0.03)		7.39	20.99%	156,142	1.18%	0.51%	1.18%	66.18%
—		6.14	(23.15)%	173,038	1.16%	0.16%	1.16%	47.88%
(1.81)		7.99	(34.99)%	288,992	1.10%	(0.09)%	1.10%	79.08%
(1.49)		14.25	22.01%	422,148	1.05%	(0.22)%	1.05%	64.54%
(0.59)		13.09	30.87%	363,694	1.05%	0.04%	1.05%	90.76%

$ —		$7.60	3.68%	$7,473	1.43%	(0.10)%	1.43%	37.54%
(0.01)		7.33	20.72%	8,910	1.43%	0.24%	1.43%	66.18%
—		6.08	(23.33)%	7,100	1.41%	(0.09)%	1.41%	47.88%
(1.81)		7.93	(35.11)%	11,253	1.35%	(0.32)%	1.35%	79.08%
(1.49)		14.18	21.73%	10,090	1.30%	(0.49)%	1.30%	64.54%
(0.59)		13.06	30.16%	4,688	1.30%	(0.21)%	1.30%	90.76%

$ —		$7.27	3.41%	$15,086	2.18%	(0.85)%	2.18%	37.54%
—		7.03	19.76%	15,024	2.18%	(0.50)%	2.18%	66.18%
—		5.87	(23.96)%	13,141	2.16%	(0.84)%	2.16%	47.88%
(1.81)		7.72	(35.61)%	18,186	2.10%	(1.08)%	2.10%	79.08%
(1.49)		13.95	20.80%	20,358	2.05%	(1.24)%	2.05%	64.54%
(0.59)		12.96	26.31%	7,706	2.05%	(0.95)%	2.05%	90.76%

$(0.02)		$6.93	4.50%	$9,074	1.25%	0.47%	2.37%	17.79%
(0.05	)††	6.65	16.12%	12,422	1.25%	0.70%	2.23%	99.66%
(0.04)		5.78	(21.66)%	13,865	1.25%	0.56%	1.72%	93.43%
(0.58)		7.42	(26.99)%	20,401	1.25%	0.60%	1.42%	88.73%
(0.06)		10.77	8.36%	34,420	1.25%	1.00%	1.25%	73.31%

$(0.01)		$6.92	4.42%	$299	1.50%	0.30%	2.62%	17.79%
(0.04	)††	6.64	15.84%	277	1.50%	0.46%	2.48%	99.66%
(0.02)		5.77	(21.87)%	309	1.50%	0.32%	1.97%	93.43%
(0.56)		7.41	(27.19)%	408	1.50%	0.32%	1.67%	88.73%
(0.06)		10.76	10.60%	286	1.50%	0.84%	1.50%	73.31%

$ —		$6.84	3.97%	$714	2.25%	(0.46)%	3.37%	17.79%
—	**††	6.58	14.85%	715	2.25%	(0.29)%	3.23%	99.66%
—		5.73	(22.36)%	706	2.25%	(0.43)%	2.72%	93.43%
(0.53)		7.38	(27.66)%	836	2.25%	(0.45)%	2.42%	88.73%
(0.02)		10.75	9.71%	427	2.25%	(0.15)%	2.25%	73.31%

(2)	Commenced operations on March 3, 2000. All ratios for the period have been annualized.
(3)	Commenced operations on March 10, 2000. All ratios for the period have been annualized.
(4)	Commenced operations on March 15, 2000. All ratios for the period have been annualized.
Amounts designated as “—” are either $0 or have been rounded to $0

FINANCIAL HIGHLIGHTS
Expedition Funds

(For a share outstanding throughout each period.)

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gains or (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains
Investment Grade Bond Fund
Institutional Shares
2004*	$10.70	$0.24	$(0.17)	$0.07	$(0.24)	$—
2003	10.77	0.49	(0.07)	0.42	(0.49)	—
2002	10.60	0.53	0.17	0.70	(0.53)	—
2001	9.72	0.53	0.88	1.41	(0.53)	—
2000	9.65	0.53	0.07	0.60	(0.53)	—
1999	10.15	0.49	(0.50)	(0.01)	(0.49)	—
Investment Shares — Class A
2004*	$10.69	$0.22	$(0.17)	$0.05	$(0.22)	$—
2003	10.76	0.46	(0.07)	0.39	(0.46)	—
2002	10.59	0.50	0.17	0.67	(0.50)	—
2001	9.71	0.50	0.88	1.38	(0.50)	—
2000	9.64	0.51	0.07	0.58	(0.51)	—
1999	10.15	0.47	(0.51)	(0.04)	(0.47)	—
Investment Shares — Class B
2004*	$10.71	$0.18	$(0.17)	$0.01	$(0.18)	$—
2003	10.78	0.38	(0.07)	0.31	(0.38)	—
2002	10.61	0.42	0.17	0.59	(0.42)	—
2001	9.72	0.43	0.89	1.32	(0.43)	—
2000	9.64	0.44	0.08	0.52	(0.44)	—
1999(1)	10.06	0.38	(0.17)	0.21	(0.63)	—
Tax-Free Investment Grade Bond Fund
Institutional Shares
2004*	$10.91	$0.19	$(0.11)	$0.08	$(0.19)	$(0.22)
2003	11.00	0.39	0.10	0.49	(0.39)	(0.19)
2002(2)	10.89	0.43	0.15	0.58	(0.43)	(0.04)
2001	10.37	0.44	0.52	0.96	(0.44)	—
2000(3)	10.00	0.31	0.37	0.68	(0.31)	—
Investment Shares — Class A
2004*	$10.91	$0.18	$(0.12)	$0.06	$(0.18)	$(0.22)
2003	10.99	0.36	0.11	0.47	(0.36)	(0.19)
2002(2)	10.88	0.40	0.15	0.55	(0.40)	(0.04)
2001	10.36	0.42	0.52	0.94	(0.42)	—
2000(4)	10.05	0.28	0.31	0.59	(0.28)	—
Investment Shares — Class B
2004*	$10.91	$0.14	$(0.12)	$0.02	$(0.14)	$(0.22)
2003	10.99	0.28	0.11	0.39	(0.28)	(0.19)
2002(2)	10.89	0.32	0.14	0.46	(0.32)	(0.04)
2001	10.37	0.34	0.52	0.86	(0.34)	—
2000(5)	10.18	0.13	0.19	0.32	(0.13)	—

*	For the six months ended April 30, 2004 (unaudited). All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized.
(1)	Commenced operations on November 16, 1998. All ratios for the period have been annualized. (2) As required, effective November 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires it to record the accretion of market discounts.

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	Portfolio Turnover Rate

$(0.24)	$10.53	0.59%	$102,642	0.80%	4.36%	0.90%	11.03%
(0.49)	10.70	3.89%	106,643	0.80%	4.42%	0.89%	27.97%
(0.53)	10.77	6.88%	110,312	0.80%	5.06%	0.90%	13.80%
(0.53)	10.60	15.00%	119,279	0.77%	5.35%	0.86%	29.53%
(0.53)	9.72	6.49%	136,354	0.75%	5.61%	0.89%	77.09%
(0.49)	9.65	(0.06)%	98,889	0.90%	5.00%	1.15%	39.57%

$(0.22)	$10.52	0.46%	$5,057	1.05%	4.11%	1.15%	11.03%
(0.46)	10.69	3.63%	5,407	1.05%	4.17%	1.14%	27.97%
(0.50)	10.76	6.61%	5,305	1.05%	4.81%	1.15%	13.80%
(0.50)	10.59	14.72%	5,262	1.02%	5.09%	1.11%	29.53%
(0.51)	9.71	6.22%	5,222	1.00%	5.32%	1.14%	77.09%
(0.47)	9.64	(0.41)%	7,279	1.15%	4.75%	1.40%	39.57%

$(0.18)	$10.54	0.09%	$1,942	1.80%	3.36%	1.90%	11.03%
(0.38)	10.71	2.86%	2,124	1.80%	3.42%	1.89%	27.97%
(0.42)	10.78	5.82%	1,914	1.80%	4.03%	1.90%	13.80%
(0.43)	10.61	13.99%	1,059	1.77%	4.30%	1.86%	29.53%
(0.44)	9.72	5.54%	204	1.75%	4.58%	1.89%	77.09%
(0.63)	9.64	2.10%	214	1.90%	4.07%	2.15%	39.57%

$(0.41)	$10.58	0.69%	$65,726	0.80%	3.59%	0.91%	5.75%
(0.58)	10.91	4.57%	71,211	0.80%	3.54%	0.91%	38.86%
(0.47)	11.00	5.50%	75,064	0.80%	3.96%	0.88%	23.39%
(0.44)	10.89	9.53%	86,461	0.77%	4.22%	0.83%	29.84%
(0.31)	10.37	6.84%	84,729	0.65%	4.58%	0.75%	42.74%

$(0.40)	$10.57	0.47%	$274	1.05%	3.34%	1.16%	5.75%
(0.55)	10.91	4.40%	305	1.05%	3.31%	1.16%	38.86%
(0.44)	10.99	5.24%	827	1.05%	3.71%	1.13%	23.39%
(0.42)	10.88	9.26%	872	1.02%	3.96%	1.08%	29.84%
(0.28)	10.36	5.95%	523	0.90%	4.36%	1.00%	42.74%

$(0.36)	$10.57	0.10%	$221	1.80%	2.59%	1.91%	5.75%
(0.47)	10.91	3.63%	220	1.80%	2.54%	1.91%	38.86%
(0.36)	10.99	4.36%	224	1.80%	2.96%	1.88%	23.39%
(0.34)	10.89	8.45%	182	1.77%	3.18%	1.83%	29.84%
(0.13)	10.37	3.16%	3	1.65%	3.56%	1.75%	42.74%

The effect of this change for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for period prior to November 1, 2001 have not been restated to reflect this change in accounting.
(3)	Commenced operations on March 3, 2000. All ratios for the period have been annualized.
(4)	Commenced operations on March 10, 2000. All ratios for the period have been annualized.
(5)	Commenced operations on June 23, 2000. All ratios for the period have been annualized.
Amounts designated as “—” are either $0 or have been rounded to $0.

FINANCIAL HIGHLIGHTS
Expedition Funds

(For a share outstanding throughout each period.)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains or (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains
Money Market Fund
Institutional Shares
2004*	$1.00	$—	$—	$—	$— **	$—
2003	1.00	0.01	—	0.01	(0.01)	—
2002	1.00	0.01	—	0.01	(0.01)	—
2001	1.00	0.04	—	0.04	(0.04)	—
2000	1.00	0.06	—	0.06	(0.06)	—
1999	1.00	0.05	—	0.05	(0.05)	—
Investment Service Shares
2004*	$1.00	$—	$—	$—	$— **	$—
2003	1.00	0.01	—	0.01	(0.01)	—
2002	1.00	0.01	—	0.01	(0.01)	—
2001	1.00	0.04	—	0.04	(0.04)	—
2000	1.00	0.06	—	0.06	(0.06)	—
1999	1.00	0.05	—	0.05	(0.05)	—
Tax-Free Money Market Fund
Institutional Shares
2004*	$1.00	$—	$—	$—	$— **	$—
2003	1.00	0.01	—	0.01	(0.01)	—
2002	1.00	0.01	—	0.01	(0.01)	—
2001	1.00	0.03	—	0.03	(0.03)	—
2000	1.00	0.04	—	0.04	(0.04)	—
1999(2)	1.00	0.02	—	0.02	(0.02)	—
Investment Service Shares
2004*	$1.00	$—	$—	$—	$— **	$—
2003	1.00	0.01	—	0.01	(0.01)	—
2002	1.00	0.01	—	0.01	(0.01)	—
2001	1.00	0.03	—	0.03	(0.03)	—
2000	1.00	0.03	—	0.03	(0.03)	—
1999	1.00	0.03	—	0.03	(0.03)	—

*	For the six months ended April 30, 2004 (unaudited). All ratios for the period have been annualized.
**	Amount represents less than $0.01.
†	Returns are for the period indicated and have not been annualized.
(1)	Commenced operations on August 1, 2000. All ratios for the period have been annualized. (2) Commenced operations on April 14, 1999. All ratios for the period have been annualized.
Amounts designated as “—” are either $0 or have been rounded to $0.

Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)

$ — **	$1.00	0.32%	$235,427	0.45%	0.64%	0.67%
(0.01)	1.00	0.88%	251,212	0.45%	0.85%	0.67%
(0.01)	1.00	1.56%	238,337	0.45%	1.54%	0.68%
(0.04)	1.00	4.61%	147,806	0.45%	4.59%	0.72%
(0.06)	1.00	5.96%	130,891	0.43%	5.79%	0.69%
(0.05)	1.00	4.83%	130,798	0.43%	4.73%	0.77%

$ — **	$1.00	0.20%	$306,467	0.70%	0.39%	0.92%
(0.01)	1.00	0.63%	313,845	0.70%	0.62%	0.92%
(0.01)	1.00	1.31%	356,976	0.70%	1.30%	0.93%
(0.04)	1.00	4.35%	377,922	0.70%	4.17%	0.97%
(0.06)	1.00	5.69%	324,583	0.68%	5.62%	0.94%
(0.05)	1.00	4.56%	186,431	0.68%	4.47%	1.02%

$ — **	$1.00	0.32%	$85,270	0.43%	0.65%	0.67%
(0.01)	1.00	0.79%	84,116	0.43%	0.80%	0.67%
(0.01)	1.00	1.28%	97,792	0.43%	1.25%	0.68%
(0.03)	1.00	2.97%	35,939	0.43%	2.55%	0.76%
(0.04)	1.00	3.80%	5,622	0.43%	3.61%	0.69%
(0.02)	1.00	1.69%	28,874	0.43%	3.06%	0.89%

$ — **	$1.00	0.20%	$81,348	0.68%	0.40%	0.92%
(0.01)	1.00	0.54%	87,062	0.68%	0.53%	0.92%
(0.01)	1.00	1.02%	76,854	0.68%	1.03%	0.93%
(0.03)	1.00	2.71%	113,519	0.68%	2.62%	1.01%
(0.03)	1.00	3.54%	72,535	0.68%	3.48%	0.94%
(0.03)	1.00	2.77%	59,889	0.68%	2.73%	0.95%

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Goldman Funds — Financial Highlights

The following financial highlights tables are intended to help you understand each Goldman Fund’s financial performance for the past five years. Certain information reflects financial results for a single Goldman Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Goldman Fund (assuming reinvestment of all dividends and distributions). The information for the Goldman Sachs CORESM U.S. Equity Fund and Goldman Sachs Growth and Income Fund has been audited by PricewaterhouseCoopers LLP. The information for the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund for the period ended October 31, 2000 and thereafter has been audited by Ernst & Young LLP. The information for the Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund for the period ended December 31, 2000 and thereafter has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP’s and Ernst & Young LLP’s reports along with such Goldman Fund’s financial statements, are included in the annual report, which is available upon request without charge. The information for all periods prior to the periods ended October 31, 2000 or December 31, 2000, as applicable, has been audited by the Goldman Funds’ previous independent auditors who have ceased operations. The financial highlights for the six months ended April 30, 2004 and June 30, 2004 are unaudited.

Selected data for a share of beneficial interest outstanding throughout each period

FINANCIAL HIGHLIGHTS

Goldman Sachs Core U.S. Equity Fund

(Selected Data for a Share Outstanding Throughout Each Year.)

		Income (Loss) from Investment Operations			Distributions to Shareholders
	Net Asset Value Beginning of Year	Net Investment Income (Loss)(b)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
FOR THE YEARS ENDED AUGUST 31,
2004 — Class A Shares	$22.57	$0.11	$ 3.20	$3.31	$(0.07)	$—	$(0.07)
2004 — Class B Shares	21.42	(0.08)	3.05	2.97	—	—	—
2004 — Institutional Shares	23.00	0.21	3.27	3.48	(0.16)	—	(0.16)

2003 — Class A Shares	20.18	0.09	2.31	2.40	(0.01)	—	(0.01)
2003 — Class B Shares	19.28	(0.06)	2.20	2.14	—	—	—
2003 — Institutional Shares	20.57	0.17	2.37	2.54	(0.11)	—	(0.11)

2002 — Class A Shares	24.30	0.04	(4.16)	(4.12)	—	—	—
2002 — Class B Shares	23.39	(0.13)	(3.98)	(4.11)	—	—	—
2002 — Institutional Shares	24.68	0.14	(4.25)	(4.11)	—	—	—

2001 — Class A Shares	36.77	0.01	(8.96)	(8.95)	(0.06)	(3.46)	(3.52)
2001 — Class B Shares	35.71	(0.19)	(8.67)	(8.86)	—	(3.46)	(3.46)
2001 — Institutional Shares	37.30	0.13	(9.09)	(8.96)	(0.20)	(3.46)	(3.66)

2000 — Class A Shares	34.21	0.10	6.00	6.10	—	(3.54)	(3.54)
2000 — Class B Shares	33.56	(0.14)	5.83	5.69	—	(3.54)	(3.54)
2000 — Institutional Shares	34.61	0.24	6.07	6.31	(0.08)	(3.54)	(3.62)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

GOLDMAN SACHS CORE U.S. EQUITY FUND

					Ratios Assuming No Expense Reductions
Net Asset Value, End of Year	Total Return(b)	Net Assets, End of Year (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$25.81	14.71%	$398,346	1.13%	0.43%	1.25%	0.31%	112%
24.39	13.87	115,492	1.88	(0.32)	2.00	(0.44)	112
26.32	15.18	140,587	0.73	0.83	0.85	0.71	112

22.57	11.90	351,673	1.15	0.44	1.26	0.33	74
21.42	11.10	118,993	1.90	(0.31)	2.01	(0.42)	74
23.00	12.40	131,457	0.75	0.84	0.86	0.73	74

20.18	(16.95)	340,934	1.14	0.19	1.24	0.09	74
19.28	(17.57)	127,243	1.89	(0.57)	1.99	(0.67)	74
20.57	(16.65)	163,439	0.74	0.59	0.84	0.49	74

24.30	(25.96)	471,445	1.14	0.04	1.23	(0.05)	54
23.39	(26.49)	184,332	1.89	(0.70)	1.98	(0.79)	54
24.68	(25.66)	255,400	0.74	0.45	0.83	0.36	54

36.77	18.96	715,775	1.14	0.31	1.23	0.22	59
35.71	18.03	275,673	1.89	(0.44)	1.98	(0.53)	59
37.30	19.41	379,172	0.74	0.71	0.83	0.62	59

FINANCIAL HIGHLIGHTS

Goldman Sachs Growth and Income Fund

Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from Investment Operations			Distributions to Shareholders
	Net Asset Value Beginning of Year	Net Investment Income (Loss)(b)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
FOR THE YEARS ENDED AUGUST 31,
2004 — Class A Shares	$19.22	$0.22	$ 3.67	$3.89	$(0.23)	$—	$(0.23)
2004 — Class B Shares	18.72	0.05	3.58	3.63	(0.08)	—	(0.08)
2004 — Institutional Shares	19.44	0.31	3.72	4.03	(0.32)	—	(0.32)

2003 — Class A Shares	18.01	0.25	1.21	1.46	(0.25)	—	(0.25)
2003 — Class B Shares	17.55	0.12	1.17	1.29	(0.12)	—	(0.12)
2003 — Institutional Shares	18.22	0.33	1.21	1.54	(0.32)	—	(0.32)

2002 — Class A Shares	19.66	0.18	(1.69)	(1.51)	(0.14)	—	(0.14)
2002 — Class B Shares	19.23	0.04	(1.65)	(1.61)	(0.07)	—	(0.07)
2002 — Institutional Shares	19.84	0.22	(1.66)	(1.44)	(0.18)	—	(0.18)

2001 — Class A Shares	24.78	0.01	(5.13)	(5.12)	—	—	—
2001 — Class B Shares	24.42	(0.15)	(5.04)	(5.19)	—	—	—
2001 — Institutional Shares	24.91	0.11	(5.18)	(5.07)	—	—	—

2000 — Class A Shares	24.68	0.07	1.44	1.51	(0.08)	(1.33)	(1.41)
2000 — Class B Shares	24.46	(0.10)	1.42	1.32	(0.03)	(1.33)	(1.36)
2000 — Institutional Shares	24.72	0.16	1.49	1.65	(0.13)	(1.33)	(1.46)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

GOLDMAN SACHS GROWTH AND INCOME FUND

					Ratios Assuming No Expense Reductions
Net Asset Value, End of Year	Total Return(b)	Net Assets, End of Year (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$22.88	20.27%	$637,130	1.19%	1.02%	1.21%	1.00%	54%
22.27	19.38	93,367	1.94	0.27	1.96	0.25	54
23.15	20.75	4,659	0.79	1.43	0.81	1.41	54

19.22	8.25	401,439	1.20	1.42	1.24	1.38	55
18.72	7.43	81,765	1.95	0.68	1.99	0.64	55
19.44	8.63	3,615	0.80	1.83	0.84	1.79	55

18.01	(7.74)	291,151	1.20	0.95	1.22	0.93	89
17.55	(8.42)	76,772	1.95	0.19	1.97	0.17	89
18.22	(7.36)	4,539	0.80	1.12	0.82	1.10	89

19.66	(20.66)	355,205	1.19	0.07	1.21	0.05	40
19.23	(21.25)	98,747	1.94	(0.68)	1.96	(0.70)	40
19.84	(20.32)	28,201	0.79	0.49	0.81	0.47	40

24.78	6.48	576,354	1.18	0.31	1.18	0.31	87
24.42	5.70	155,527	1.93	(0.41)	1.93	(0.41)	87
24.91	7.05	28,543	0.78	0.69	0.78	0.69	87

FINANCIAL HIGHLIGHTS
Golden Sachs Core Fixed Income Fund

Selected Data for a Share Outstanding Throughout Each Period

		Income (Loss) From Investment Operations				Distributions to Shareholders
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
For the Six Months Ended April 30,
2004 — Class A Shares	$10.31	$0.15	(c)	$ 0.05	$0.20	$(0.18)	$(0.35)	$(0.53)
2004 — Class B Shares	10.35	0.11	(c)	0.05	0.16	(0.14)	(0.35)	(0.49)
2004 — Institutional Shares	10.35	0.17	(c)	0.05	0.22	(0.20)	(0.35)	(0.55)

For the Years Ended October 31,
2003 — Class A Shares	10.07	0.40	(c)	0.28	0.68	(0.40)	(0.04)	(0.44)
2003 — Class B Shares	10.10	0.33	(c)	0.28	0.61	(0.32)	(0.04)	(0.36)
2003 — Institutional Shares	10.09	0.45	(c)	0.29	0.74	(0.44)	(0.04)	(0.48)

2002 — Class A Shares	10.25	0.50	(c)	(0.13)	0.37	(0.52)	(0.03)	(0.55)
2002 — Class B Shares	10.29	0.43	(c)	(0.15)	0.28	(0.44)	(0.03)	(0.47)
2002 — Institutional Shares	10.28	0.55	(c)	(0.15)	0.40	(0.56)	(0.03)	(0.59)

2001 — Class A Shares	9.52	0.56	(c)	0.75	1.31	(0.58)	—	(0.58)
2001 — Class B Shares	9.54	0.49	(c)	0.77	1.26	(0.51)	—	(0.51)
2001 — Institutional Shares	9.54	0.60	(c)	0.76	1.36	(0.62)	—	(0.62)

2000 — Class A Shares	9.50	0.57	(c)	0.02	0.59	(0.57)	—	(0.57)
2000 — Class B Shares	9.52	0.50	(c)	0.02	0.52	(0.50)	—	(0.50)
2000 — Institutional Shares	9.52	0.61	(c)	0.02	0.63	(0.61)	—	(0.61)

1999 — Class A Shares	10.25	0.54		(0.61)	(0.07)	(0.53)	(0.15)	(0.68)
1999 — Class B Shares	10.28	0.48		(0.62)	(0.14)	(0.47)	(0.15)	(0.62)
1999 — Institutional Shares	10.28	0.58		(0.62)	(0.04)	(0.57)	(0.15)	(0.72)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

							Ratios assuming no expense reductions
Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in 000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Total Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate(d)

$ 9.98	1.93%	$455,802	0.89	%(b)	2.99	%(b)	0.89	%(b)	2.99	%(b)	251%
10.02	1.44	34,713	1.64	(b)	2.25	(b)	1.64	(b)	2.25	(b)	251
10.02	2.03	657,738	0.49	(b)	3.41	(b)	0.49	(b)	3.41	(b)	251

10.31	7.03	445,178	0.89		3.91		0.89		3.91		489
10.35	6.31	37,120	1.64		3.21		1.64		3.21		489
10.35	7.54	695,181	0.49		4.39		0.49		4.39		489

10.07	3.59	315,441	0.90		5.03		0.90		5.03		437
10.10	2.70	36,131	1.65		4.33		1.65		4.33		437
10.09	3.99	733,996	0.50		5.51		0.50		5.51		437

10.25	14.17	178,885	0.94		5.61		0.94		5.61		315
10.29	13.51	26,848	1.69		4.93		1.69		4.93		315
10.28	14.69	440,836	0.54		6.05		0.54		6.05		315

9.52	6.48	73,846	0.94		6.04		0.97		6.01		272
9.54	5.69	14,002	1.69		5.29		1.72		5.26		272
9.54	6.90	268,465	0.54		6.46		0.57		6.43		272

9.50	(0.68)	65,368	0.94		5.57		0.98		5.53		280
9.52	(1.47)	14,654	1.69		4.83		1.73		4.79		280
9.52	(0.37)	216,973	0.54		5.97		0.58		5.93		280

FINANCIAL HIGHLIGHTS
Golden Sachs Municipal Income Fund

Selected Data for a Share Outstanding Throughout Each Period

		Income (Loss) From Investment Operations					Distributions to Shareholders
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss)		Total From Investment Operations	From Net Investment Income	In Excess of Net Investment Income	From Net Realized Gain	Total Distributions
For the Six Months Ended April 30, (Unaudited)
2004 — Class A Shares	$15.41	$0.32	(c)	$(0.05)		$0.27	$(0.32)	$—	$—	$(0.32)
2004 — Class B Shares	15.41	0.27	(c)	(0.06)		0.21	(0.26)	—	—	(0.26)
2004 — Institutional Shares	15.40	0.35	(c)	(0.04)		0.31	(0.35)	—	—	(0.35)

For the Years Ended October 31,
2003 — Class A Shares	15.29	0.64	(c)	0.13		0.77	(0.65)	—	—	(0.65)
2003 — Class B Shares	15.29	0.53	(c)	0.12		0.65	(0.53)	—	—	(0.53)
2003 — Institutional Shares	15.29	0.71	(c)	0.11		0.82	(0.71)	—	—	(0.71)

2002 — Class A Shares	15.32	0.65	(c)(d)	(0.01	)(d)	0.64	(0.67)	—	—	(0.67)
2002 — Class B Shares	15.32	0.54	(c)(d)	(0.01	)(d)	0.53	(0.56)	—	—	(0.56)
2002 — Institutional Shares	15.32	0.71	(c)(d)	(0.01)		0.70	(0.73)	—	—	(0.73)

2001 — Class A Shares	14.48	0.67	(c)	0.82		1.49	(0.65)	—	—	(0.65)
2001 — Class B Shares	14.49	0.56	(c)	0.81		1.37	(0.54)	—	—	(0.54)
2001 — Institutional Shares	14.48	0.73	(c)	0.82		1.55	(0.71)	—	—	(0.71)

2000 — Class A Shares	14.07	0.67	(c)	0.41		1.08	(0.67)	—	—	(0.67)
2000 — Class B Shares	14.08	0.57	(c)	0.40		0.97	(0.56)	—	—	(0.56)
2000 — Institutional Shares	14.07	0.72	(c)	0.42		1.14	(0.73)	—	—	(0.73)

1999 — Class A Shares	15.47	0.63		(1.29)		(0.66)	(0.65)	—	(0.09)	(0.74)
1999 — Class B Shares	15.47	0.51		(1.28)		(0.77)	(0.52)	(0.01)	(0.09)	(0.62)
1999 — Institutional Shares	15.47	0.70		(1.30)		(0.60)	(0.70)	(0.01)	(0.09)	(0.80)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

							Ratios Assuming No Expense Reductions
Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in 000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Total Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$15.36	1.71%	$167,796	0.94	%(b)	4.15	%(b)	1.12	%(b)	3.97	%(b)	11%
15.36	1.33	14,247	1.69	(b)	3.41	(b)	1.87	(b)	3.23	(b)	11
15.36	1.91	60,894	0.54	(b)	4.56	(b)	0.72	(b)	4.38	(b)	11

15.41	5.10	160,856	0.95		4.17		1.13		3.99		54
15.41	4.32	15,143	1.70		3.44		1.88		3.26		54
15.40	5.45	57,696	0.55		4.58		0.73		4.40		54

15.29	4.30	119,161	0.94		4.27	(d)	1.11		4.10	(d)	39
15.29	3.52	16,903	1.69		3.53	(d)	1.86		3.36	(d)	39
15.29	4.71	76,733	0.54		4.69	(d)	0.71		4.52	(d)	39

15.32	10.48	80,735	0.94		4.47		1.18		4.23		22
15.32	9.57	11,902	1.69		3.72		1.93		3.48		22
15.32	10.91	100,970	0.54		4.86		0.78		4.62		22

14.48	7.87	67,315	0.94		4.74		1.28		4.40		67
14.49	7.07	8,776	1.69		3.99		2.03		3.65		67
14.48	8.30	56,376	0.54		5.10		0.88		4.76		67

14.07	(4.46)	90,443	0.94		4.15		1.14		3.95		70
14.08	(5.10)	9,334	1.69		3.40		1.89		3.20		70
14.07	(4.07)	16,197	0.54		4.58		0.74		4.38		70

FINANCIAL HIGHLIGHTS
Golden Sachs Trust — Financial Square Funds

Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

											Ratios Assuming No Expense Reductions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Distributions to Shareholders	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in 000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Total Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets
For the Six Months Ended June 30, (Unaudited)
2004 — FST Administration Shares	1.00	0.003	(0.003)	1.00	0.34	2,719,872	0.43	(c)	0.68	(c)	0.47	(c)	0.64	(c)
2004 — FST Service Shares	1.00	0.002	(0.002)	1.00	0.22	854,853	0.68	(c)	0.43	(c)	0.72	(c)	0.39	(c)

For the Years Ended December 31,
2003 — FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	3,080,780	0.43		0.80		0.47		0.76
2003 — FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	872,453	0.68		0.56		0.72		0.52

2002 — FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	2,927,767	0.43		1.48		0.47		1.44
2002 — FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	1,073,295	0.68		1.24		0.72		1.20

2001 — FST Administration Shares	1.00	0.04	(0.04)	1.00	3.89	2,803,798	0.43		3.64		0.48		3.59
2001 — FST Service Shares	1.00	0.04	(0.04)	1.00	3.63	1,225,547	0.68		3.46		0.73		3.41

2000 — FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18	2,084,745	0.43		6.09		0.47		6.05
2000 — FST Service Shares	1.00	0.06	(0.06)	1.00	5.91	1,005,373	0.68		5.81		0.72		5.77

1999 — FST Administration Shares	1.00	0.05	(0.05)	1.00	4.91	1,051,831	0.43		4.88		0.48		4.83
1999 — FST Service Shares	1.00	0.05	(0.05)	1.00	4.65	690,741	0.68		4.60		0.73		4.55

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

FINANCIAL HIGHLIGHTS
Golden Sachs Trust — Financial Square Funds

Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

											Ratios Assuming No Expense Reductions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Distributions to Shareholders	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in 000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Total Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets
For the Six Months Ended June 30, (Unaudited)
2004 — FST Administration Shares	1.00	0.003	(0.003)	1.00	0.29	244,863	0.43	(c)	0.58	(c)	0.47	(c)	0.54	(c)
2004 — FST Service Shares	1.00	0.002	(0.002)	1.00	0.17	60,298	0.68	(c)	0.34	(c)	0.72	(c)	0.30	(c)

For the Years Ended December 31,
2003 — FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	273,661	0.43		0.61		0.47		0.57
2003 — FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	60,412	0.68		0.38		0.72		0.34

2002 — FST Administration Shares	1.00	0.01	(0.01)	1.00	1.05	206,792	0.43		1.04		0.47		1.00
2002 — FST Service Shares	1.00	0.01	(0.01)	1.00	0.80	69,204	0.68		0.79		0.72		0.75

2001 — FST Administration Shares	1.00	0.02	(0.02)	1.00	2.34	146,621	0.43		2.27		0.48		2.22
2001 — FST Service Shares	1.00	0.02	(0.02)	1.00	2.09	68,298	0.68		2.04		0.73		1.99

2000 — FST Administration Shares	1.00	0.04	(0.04)	1.00	3.69	108,335	0.43		3.66		0.48		3.61
2000 — FST Service Shares	1.00	0.03	(0.03)	1.00	3.43	71,614	0.68		3.46		0.73		3.41

1999 — FST Administration Shares	1.00	0.03	(0.03)	1.00	2.88	127,967	0.43		2.81		0.47		2.77
1999 — FST Service Shares	1.00	0.03	(0.03)	1.00	2.62	69,465	0.68		2.61		0.72		2.57

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Less than $.005 per share.

Materials Incorporated By Reference

Information about the Expedition Funds is included in the Prospectuses for the Expedition Funds dated March 1, 2004, which are incorporated herein by reference.

Information about the Goldman Funds is included in the Prospectuses (as supplemented) dated: (1) January 1, 2005 for the Goldman Sachs CORESM U.S. Equity Fund and Goldman Sachs Growth and Income Fund; (2) February 27, 2004 for the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund; and (3) April 29, 2004 for the Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund, copies of which accompany this Proxy/Prospectus and are incorporated herein by reference.

VOTING INFORMATION

General Information

The Board of Trustees of Expedition is furnishing this Proxy/Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Expedition and Goldman Trust may also solicit proxies by telephone or otherwise. Shareholders may vote: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope, (2) by touch-tone voting, or (3) by on-line voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Expedition a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

Only shareholders of record at the close of business on January 3, 2005 will be entitled to vote at the Special Meeting. On that date, the following Expedition Fund Shares were outstanding and entitled to be voted:

Expedition Fund	Shares Outstanding and Entitled to Vote
Equity Fund	15,596,216.017
Equity Income Fund	1,150,747.343
Investment Grade Bond Fund	9,917,845.970
Tax-Free Investment Grade Bond Fund	5,677,770.923
Money Market Fund	159,371,070.404
Tax-Free Money Market Fund	75,838,252.420

Each whole and fractional share of an Expedition Fund is entitled to a whole or fractional vote, as the case may be.

The votes of the shareholders of Goldman Funds are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.

Shareholder and Board Approvals

The Reorganization Agreement is being submitted for approval by the Expedition Funds’ shareholders at the Special Meeting pursuant to Expedition’s Declaration of Trust and Revised and Restated By-Laws, and was unanimously approved by Expedition Board of Trustees at a meeting held on December 10, 2004. Expedition Fund shareholders will vote on the Reorganization Agreement on a portfolio by portfolio basis. More than fifty percent (50%) of the total number of outstanding shares of each Expedition Fund present in person or represented by proxy and entitled to vote constitutes a quorum at the Special Meeting. Approval of the Reorganization requires the affirmative vote of the holders of more than fifty percent (50%) of the outstanding shares of the particular Expedition Fund entitled to vote at the Special Meeting. A vote for the Reorganization Agreement includes a vote for the Reorganization of the Expedition Funds; conversely, a vote against the Reorganization Agreement is a vote against the Reorganization of the Expedition Funds. The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the Expedition Funds, the failure of an Expedition Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other Expedition Funds. Accordingly, it is possible that if a shareholder owns shares in two or more Expedition Funds and one of the Expedition Funds does not approve the Reorganization, then the shareholder of the particular Expedition Fund which did not approve the Reorganization would remain a shareholder of that Expedition Fund. However, with respect to the Expedition Funds that approve the Reorganization, the shareholder of those particular Expedition Funds at the Effective Time of the Reorganization would become a shareholder of the Corresponding Goldman Funds. In addition, the Reorganization Agreement further provides that in the event that the Reorganization is not approved by the requisite vote of shareholders of an Expedition Fund (as determined by the Expedition declaration of trust and by-laws), then unless agreed otherwise by Expedition, Goldman Trust, GSAM and CAM no Reorganization of any Expedition Fund shall be consummated.

Quorum and Adjournment

In the event that a quorum is not present at the Special Meeting, one or more adjournment(s) may be proposed to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes cast, the nature of any further solicitation and the information to be provided to owners with respect to the reasons for the solicitation.

Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting. Any such adjournment(s) will require the affirmative vote of a plurality of those shares affected by the adjournment(s) that are represented at the Special Meeting in person or by proxy and entitled to vote. A shareholder vote may be taken with respect to one or more Expedition Funds (but not the other Expedition Funds) on some or all matters before any such adjournment(s) if a quorum is present and sufficient votes have been received for approval with respect to such Expedition Funds.

A quorum is constituted with respect to an Expedition Fund by the presence in person or by proxy of the holders of more than fifty percent (50%) of the total number of outstanding shares of such Expedition Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will have the same effect as abstentions.

Principal Shareholders

As of January 3, 2005, the officers and Trustees of Expedition as a group owned or controlled less than 1% of each Expedition Fund’s outstanding shares. As of January 3, 2005, the officers and Trustees of each Goldman Fund as a group owned or controlled less than 1% of each Goldman Fund’s outstanding shares. The following table sets forth the name, address and share ownership of each person known to Expedition to have ownership with respect to 5% or more of a class of an Expedition Fund as of January 3, 2005. The type of ownership of each entry listed on the table is record ownership. The percentage of the Corresponding Goldman Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

Expedition Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
Equity Fund	Fidelity Inv. Instl. Ops. Co. Inc. FLLOC as Agt. for Taft Coal Sales & Assoc. Inc. 401K Plan 100 Magellan Way Covington, KY 41015-1987	Class A; 79,702.695	9.85%	<5%

	Fidelity Inv. Instl. Ops. Co. Inc. FIIOC as Agt. for J. F. Day & Co. Inc. 401K Profit Sharing Retirement Plan 100 Magellan Way Covington, KY 41015-1987	Class A; 59,684.081	7.37%	<5%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class A; 43,685.098	5.40%	<5%

	Compass Bank P.O. Box 10566 Birmingham, AL 35296-0566	Institutional; 2,367,664.335	18.28%	15.29%

	Compass Bank P.O. Box 10566 Birmingham, AL 35296-0566	Institutional; 9,203,336.418	71.05%	59.44%

	AmSouth Bank Cust. FBO Ergon Inc PS Plan P.O. Box 12365 Birmingham, AL 35296-0566	Institutional; 1,134,252.937	8.76%	7.33%

Equity Income Fund	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class A; 1,961.439	5.28%	<5%

	David L. Satterwaite 14311 Trinity Road Brooksville, FL 34614-3482	Class A; 2,125.574	5.72%	<5%

	Margery Miller Curtis & Marc Andrew Curtis JT TEN 3 Liberty Bell Circle Houston, TX 77024-6303	Class A; 3,248.890	8.74%	<5%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class A; 2,626.570	7.07%	<5%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class A; 2,625.941	7.07%	<5%

Expedition Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class A; 2,753.580	7.41%	<5%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class A; 2,768.564	7.45%	<5%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class A; 6,406.321	17.24%	<5%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class B; 18,284.793	21.71%	<5%

	Compass Bank P.O. Box 10566 Birmingham, AL 35296-0566	Institutional; 675,663.483	65.64%	58.77%

	Compass Bank P.O. Box 10566 Birmingham, AL 35296-0566	Institutional; 353,683.934	34.36%	30.77%

Investment Grade Bond Fund	Compass Bank Custodian for the IRA of Patricia A. Hyde 7200 Fairway Drive Montgomery, AL 36116-6019	Class A; 27,297.904	6.16%	<5%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class A; 26,073.755	5.89%	<5%

	CENCO P.O. Box 10566 Birmingham, AL 35296-0566	Institutional; 4,206,502.818	45.17%	42.41%

	Compass Bank P.O. Box 10566 Birmingham, AL 35296-0566	Institutional; 3,679,855.188	39.51%	37.10%

	Nationwide Trust Company Trustee Compass Bancshares Inc. Employee P.O. Box 1412 Austin, TX 78767-1412	Institutional; 678,751.006	7.29%	6.84%

Tax-Free Investment Grade Bond Fund	Linda Trucks 1465 Virginia Road Hueytown, AL 35023-5729	Class A; 10,303.156	31.26%	<5%

Expedition Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	Margery Miller Curtis & Marc Andrew Curtis JT TEN 3 Liberty Bell Circle Houston, TX 77024-6303	Class A; 10,205.970	30.97%	<5%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class A; 5,168.562	15.68%	<5%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class A; 5,695.256	17.28%	<5%

	Robert Rosa 1775 Wolverine Way Vista, CA 92084-5301	Class B; 1,480.080	7.30%	<5%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class B; 6,323.305	31.20%	<5%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class B; 2,374.487	11.72%	<5%

	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Class B; 4,643.258	22.91%	<5%

	Terry F. Yanda Dawn Elaine Yanda JT TEN 1071 Button Rock Drive Longmont, CO 80501-8667	Class B; 2,989.932	14.75%	<5%

	Compass Bank P.O. Box 10566 Birmingham, AL 35296-0566	Institutional; 2,178,199.752	38.73%	38.36%

	Compass Bank P.O. Box 10566 Birmingham, AL 35233-3515	Institutional; 3,276,868.261	58.26%	57.71%

Money Market Fund	Compass Bank P.O. Box 10566 Birmingham, AL 35296-0566	Institutional; 17,876,674.960	71.03%	11.21%

	Nationwide Trust Company Trustee Compass Bancshares Inc. Employee P.O. Box 1412 Austin, TX 78767-1412	Institutional; 5,429,396.040	21.57%	<5%

Expedition Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	Nationwide Trust Company Trustee Compass Bancshares Inc. Deferred P.O. Box 1412 Austin, TX 78767-1412	Institutional; 1,583,012.500	6.29%	<5%

	Compass Bank P.O. Box 10566 Birmingham, AL 35296-0566	Investment Service Shares 123,780,257.760	92.23%	77.67%

Tax-Free Money Market Fund	Compass Bank P.O. Box 10566 Birmingham, AL 35296-0566	Institutional; 5,330,282.410	100.00%	7.03%

	Compass Bank P.O. Box 10566 Birmingham, AL 35296-0566	Investment Service Shares; 70,257,992.590	99.65%	92.64%

The following table sets forth the name, address and share ownership of each person known to Goldman Trust to have ownership with respect to 5% or more of a class of a Goldman Fund as of January 3, 2005. The type of ownership of each entry listed on the table is record ownership. The percentage of the Goldman Fund that would be owned by the below named shareholder upon consummation of the Reorganization is expected to decline.

Goldman Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
CORE U.S. Equity Fund	Edward Jones & Co. Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy. Maryland Hts., MO 63043-3009	Class A; 6,160,490.304	39.60%	22.57%

	Edward Jones & Co. Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy. Maryland Hts., MO 63043-3009	Class B; 894,667.789	20.73%	<5%

	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers 4800 Deer Lake Dr. East, 3rd Fl. Jacksonville, FL 32246-6484	Class B; 233,635.415	5.41%	<5%

Goldman Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	Citigroup Global Markets Inc. 333 West 34th St. — 3rd Fl. New York, NY 10001-2402	Class B; 246,299.156	5.71%	<5%

	State Street Bank & Trust TTEE GS Profit Sharing Master Trust P.O. Box 1992 Boston, MA 02105-1992	Institutional; 3,854,174.195	67.46%	14.36%

Growth and Income Fund	Edward Jones & Co. Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy. Maryland Hts., MO 63043-3009	Class A; 25,074,468.626	82.02%	70.65%

	Edward Jones & Co. Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy. Maryland Hts., MO 63043-3009	Class B; 1,641,528.729	39.64%	<5%

	Citigroup Global Markets Inc. 333 West 34th St. — 3rd Fl. New York, NY 10001-2402	Class B; 255,696.701	5.45%	<5%

	First Clearing, LLC Special Custody Account for the Exclusive Benefit of Customers 10750 Wheat First Drive Glen Allen, VA 23060-9245	Class B; 303,263.728	7.32%	<5%

	USA Equestrian Trust Inc. Growth and Income 4047 Iron Works Pkwy. Lexington, KY 40511-8483	Institutional; 14,164.524	5.33%	<5%

	Goldman, Sachs & Co. FBO A/C c/o Mutual Fund Ops 85 Broad St. New York, NY 10004-2434	Institutional; 40,675.706	15.32%	<5%

	Goldman, Sachs & Co. FBO Acct c/o Mutual Fund Ops 85 Broad St. New York, NY 10004-2434	Institutional; 19,910.039	7.50%	<5%

Goldman Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	Goldman, Sachs & Co. FBO Acct c/o Mutual Fund Ops 85 Broad St. New York, NY 10004-2434	Institutional; 20,930.740	7.88%	<5%

Core Fixed Income Fund	Edward Jones & Co. Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy. Maryland Hts., MO 63043-3009	Class A; 7,247,820.605	13.19%	5.17%

	Charles Schwab & Co., Inc. Special Custody Acct for Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	Class A; 3,177,300.197	5.78%	<5%

	Edward Jones & Co. Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy. Maryland Hts., MO 63043-3009	Class B; 591,573.739	19.39%	<5%

	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers 4800 Deer Lake Dr. East, 3rd Fl. Jacksonville, FL 32246-6484	Class B; 220,614.755	7.23%	<5%

	Dane & Co. State Street Bank Mutual Fund Sweep Box 5496 Boston, MA 02206-5496	Institutional; 5,047,258.617	6.53%	<5%

	Taylor & Co. c/o Bank of the West Attn: Mutual Fund P.O. Box 60078 Los Angeles, CA 90060-0078	Institutional; 4,925,972.317	6.38%	<5%

	SEI Trust Company c/o CBWM Attn: Mutual Funds One Freedom Valley Dr. Oaks, PA 19456	Institutional; 7,147,620.155	9.25%	5.12%

Goldman Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
Municipal Income Fund	Edward Jones & Co. Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy. Maryland Hts., MO 63043-3009	Class A; 2,967,986.981	24.75%	13.84%

	Edward Jones & Co. Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy. Maryland Hts., MO 63043-3009	Class B; 173,510.351	18.69%	<5%

	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers 4800 Deer Lake Dr. East, 3rd Fl. Jacksonville, FL 32246-6484	Class B; 120,516.909	12.98%	<5%

	Citigroup Global Markets Inc. 333 West 34th St., 3rd Fl. New York, NY 10001-2402	Class B; 115,266.136	12.42%	<5%

	First Clearing, LLC Special Custody Acct. for the Exclusive Benefit of Customers 10750 Wheat First Drive Glen Allen, VA 23060-9245	Class B; 98,361.833	10.60%	<5%

	Goldman, Sachs & Co. FBO Acct c/o Mutual Fund Ops 85 Broad Street New York, NY 10004-2434	Institutional; 1,319,230.769	16.27%	6.15%

	A.G. Edwards Trust Company FSB FBO Trust Clients P.O. Box 66734 St. Louis, MO 63166-6734	Institutional; 2,058,799.717	25.39%	9.59%

Financial Square Prime Obligations Fund	William Street Funding Corp. Goldman Sachs Asset Management 32 Old Slip New York, NY 10005-3504	FST Shares; 3,324,209,350.120	20.89%	15.47%

Goldman Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	Hare & Co. c/o The Bank of New York STIF Department 2nd Fl. 111 Sanders Creek Pkwy. East Syracuse, NY 13057-1382	FST Shares; 1,765,892,934.940	11.10%	8.22%

	LaSalle Bank NA Chicago Deferred Exchange P.O. Box 1443 Chicago, IL 60690-1443	FST Administration; 198,239,480.030	7.18%	<5%

	Hare & Co. c/o The Bank of New York STIF Department 2nd Fl. 111 Sanders Creek Pkwy. East Syracuse, NY 13057-1382	FST Administration; 715,451,843.420	25.91%	<5%

	Assemblies of God Financial Services Group 1661 N. Boonville Ave. Springfield, MO 65803-2751	FST Service; 57,533,283.490	5.21%	<5%

	Compass Bank Sweep Coordinator 701 32nd St. S Birmingham, AL 35233-3515	FST Service; 117,902,000.000	10.68%	<5%

	Fulton Bank 1695 State St. E. Petersburg, PA 17520-1328	FST Service; 76,265,151.940	6.91%	<5%

Financial Square Tax-Free Money Market Fund	Goldman, Sachs & Co. FBO Acct c/o Mutual Fund Ops 85 Broad St. New York, NY 10004-2434	FST Shares; 716,629,115.230	9.11%	8.24%

	A.G. Edwards Trust Company FSB FBO Trust Clients P.O. Box 66734 St. Louis, MO 63166-6734	FST Administration; 94,833,107.370	25.42%	<5%

	Penfirn Co. First National Bank of Omaha P.O. Box 3128 Omaha, NE 68103-0128	FST Administration; 85,120,512.170	22.82%	<5%

	Compass Bank Sweep Coordinator 701 32nd St. S Birmingham, AL 35233-3515	FST Administration; 40,360,000.000	10.82%	<5%

Goldman Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	Mid-AM Building Supply Inc. P.O. Box 340 Moberly, MO 65270-0340	FST Service; 4,197,183.060	5.09%	<5%

	Redding Bank of Commerce Attn: Linda J. Miles, CFO 1951 Churn Creek Rd. Redding, CA 96002-0246	FST Service; 5,270,443.310	6.39%	<5%

	Security National Bank of Omaha P.O. Box 31400 Omaha, NE 68131-0400	FST Service; 4,847,004.560	5.88%	<5%

	FAM & Co. Salin Bank & Trust Co. 8455 Keystone Crossing Ste. 100 Indianapolis, IN 46260-4303	FST Service; 4,421,643.210	5.36%	<5%

	Compass Bank Sweep Coordinator 701 32nd St. S Birmingham, AL 35233-3515	FST Service; 10,973,000.000	13.31%	<5%

	Merchants Trust Company 275 Kennedy Dr. S. Burlington, VT 05403-6785	FST Service; 6,071,611.800	7.37%	<5%

	Hudson United Bank c/o HUBCO 1000 MacArthur Blvd. Fl. 3 Mahwah, NJ 07430-2099	FST Service 11,122,703.660	13.49%	<5%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

Expedition and Goldman Trust have been advised by CAM that the shares of each Expedition Fund over which Compass Bank and its affiliates have voting power may be voted by Compass Bank, in its capacity as fiduciary, and that it has engaged an independent third party to evaluate the Reorganization proposal and make a recommendation as to how to vote such shares. In certain cases, Compass Bank and its affiliates may have the power to vote, as record holder of Expedition Fund shares, 50% or more of the outstanding shares of an Expedition Fund.

OTHER INFORMATION

Shareholder Proposals

As a general matter, Expedition does not hold annual meetings of shareholders unless otherwise required by the 1940 Act. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder’s meeting should send their written proposals to the Secretary of Expedition Funds, 101 Federal Street, Boston, Massachusetts 02110.

Other Business

CAM and Expedition Funds know of no business to be presented to the Special Meeting other than the matters set forth in this Proxy/Prospectus.

Available Information

Expedition and Goldman Trust are each subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Expedition and Goldman Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, The Woolworth Building, 233 Broadway, New York, New York 10279; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy/Prospectus concerning Expedition was provided by Expedition and information included in the Proxy/Prospectus concerning Goldman Trust was provided by Goldman Trust.

Legal Proceedings

Schedule 4.2(i) of the Reorganization Agreement attached hereto as Appendix A contains a list and description of pending class action lawsuits involving the Goldman Trust. Based on currently available information, GSAM believes that the likelihood that the pending purported class and derivative action lawsuits will have a material adverse impact on the Goldman Funds is remote, and the pending actions are not likely to materially affect GSAM’s ability to provide investment management services to its clients, including the Goldman Funds.

Experts

The audited financial statements for the Expedition Funds, appearing in the Expedition Funds’ 2003 Annual Report, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as set forth in their report therein and incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. Such financial statements are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The audited financial statements and related reports of PricewaterhouseCoopers LLP (with respect to the Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund) and Ernst & Young LLP (with respect to the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund), independent registered public accounting firms for the Goldman Funds, contained in: the 2003 Annual Reports of the Goldman Sachs Core Fixed Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund are incorporated by reference into the Statement of Additional

Information relating to this Proxy/Prospectus. The audited financial statements and related reports of PricewaterhouseCoopers LLC (with respect to the Goldman Sachs CORE U.S. Equity Fund and Goldman Sachs Growth and Income Fund) contained in the 2004 Annual Reports of the CORE U.S. Equity Fund and Goldman Sachs Growth and Income Fund are attached to the Statement of Additional Information relating to this Proxy/Prospectus. The financial statements in each Goldman Fund’s Annual Report have been incorporated by reference or attached to the Statement of Additional Information in reliance upon such report given upon the authority of such firms as experts in accounting and auditing. The financial highlights included in each Goldman Fund’s Annual Report for all periods ended prior to the period ended October 31, 2000 for the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Municipal Income Fund and December 31, 2000 for the Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund were audited by the Goldman Funds’ former independent auditors who have ceased operations.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to Expedition or to Goldman Trust in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/Prospectus.

* * *

Shareholders who do not expect to be present at the Special Meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote on-line or by telephone.

Expedition will furnish, without charge, copies of its October 31, 2003 Annual Report to any shareholder upon request by writing Expedition at the following address: Expedition Funds, c/o State Street Bank and Trust Company, P.O. Box 8010, Boston, Massachusetts 02266 or by telephone at 1-800-992-2085.

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of December 10, 2004 by and between the Expedition Funds, a Massachusetts business trust (“Expedition”), on behalf of several of its investment portfolios listed on Exhibit A hereto (the “Expedition Funds”), and the Goldman Sachs Trust, a Delaware statutory trust (“GST” and, together with Expedition, the “Parties”), on behalf of several of its investment portfolios listed on Exhibit A hereto (the “GST Funds”). Compass Asset Management, a division of Compass Bank (“CAM”) joins this Agreement solely for purposes of Article VII, paragraph 5.1 and paragraph 10.11; Goldman Sachs Asset Management, L.P., a New York limited partnership (“GSAM”), joins this Agreement solely for purposes of Article VII, paragraph 5.1 and paragraph 10.11. Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XI hereof.

RECITALS:

Expedition issues a separately designated series of shares of beneficial interest representing an interest in each Expedition Fund. Likewise, GST issues a separately designated series of shares of beneficial interest representing an interest in each GST Fund.

The Parties wish to conclude a series of business combination transactions under the terms set forth in this Agreement in which: (1) all of the Fund Assets of each Expedition Fund will be transferred to a corresponding GST Fund in exchange for Class A shares, Class B shares and Institutional shares (or FST Administration shares, and FST Service shares in the case of the Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund) of the corresponding GST Fund and the assumption by that GST Fund of all of the corresponding Expedition Fund’s Liabilities, and (2) Class A shares, Class B shares and Institutional shares (or FST Administration shares and FST Service shares in the case of the Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund) of the GST Fund will be distributed to holders of Class A shares, Class B shares and Institutional shares (or Institutional shares and Investment Service shares in the case of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund) of the corresponding Expedition Fund in complete liquidation of such Expedition Fund (the “Reorganization”). Prior to the consummation of the Reorganization, it is anticipated that all shareholders of the Sweep Class shares of the Expedition Money Market Fund and the Expedition Tax-Free Money Market Fund will redeem their Sweep Class shares, and the Sweep Class shares will be closed to new investors.

The Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

The Board of Trustees of Expedition (the “Expedition Board”), including a majority of trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Trustees”) of Expedition, has determined with respect to each Expedition Fund that: (1) participation in its Fund Transaction (as defined in paragraph 1.1) is in the best interests of the Expedition Fund and its shareholders, and (2) the interests of existing shareholders of the Expedition Fund will not be diluted as a result of its Fund Transaction.

The Board of Trustees of GST (the “GST Board”), including a majority of Independent Trustees of GST, has determined with respect to each GST Fund that: (1) participation in its Fund Transaction is in the best interests of the GST Fund and its shareholders, and (2) the interests of existing shareholders of the GST Fund will not be diluted as a result of its Fund Transaction.

NOW THEREFORE, in consideration of the mutual promises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, intending to be legally bound hereby, agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1  The Reorganization and Fund Transactions. In accordance with Title 12 of the Delaware Code (the “Delaware Law”) and Title XXII of the General Laws of Massachusetts (the “Massachusetts Law”), at the Effective Time (as defined below), upon the terms and subject to the conditions of this Agreement, and on the basis of the representations and warranties contained herein, Expedition shall assign, deliver and otherwise transfer all of the Fund Assets of each Expedition Fund, subject to all of the Liabilities of such Expedition Fund, to GST which shall assign the Fund Assets of each Expedition Fund that it receives to the GST Fund set opposite such Expedition Fund on Exhibit A hereto (each such pair of corresponding GST Funds and Expedition Funds, a “Transaction Party” of the other), and GST shall assume all of the Liabilities of each Expedition Fund and shall assign the Liabilities of each Expedition Fund that it assumes to that Expedition Fund’s Transaction Party. In consideration of the foregoing, GST shall at the Effective Time deliver to Expedition full and fractional (to the third decimal place) Class A shares, Class B shares and Institutional shares (or FST Administration shares and FST Service shares in the case of the Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund) of beneficial interest of each series representing an interest in a corresponding GST Fund, the number of which shall be determined as set forth in paragraph 2.4 for each class and series by dividing (a) the value of the Fund Assets of the corresponding share class of its Expedition Fund Transaction Party, net of such Expedition Fund’s known Liabilities attributable to such class (computed as of the Valuation Time (as defined below) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of the class and series representing an interest in that GST Fund (computed as of the Valuation Time in the manner set forth in paragraph 2.2). (Each such transaction between an Expedition Fund and its Transaction Party is hereinafter referred to as a “Fund Transaction”). At and after the Effective Time, all of the Fund Assets of each Expedition Fund shall become and be the Fund Assets of its GST Fund Transaction Party and all of the Liabilities of each Expedition Fund shall become and be the Liabilities of and shall attach to its GST Fund Transaction Party. The Liabilities of each Expedition Fund may henceforth be enforced only against its GST Fund Transaction Party to the same extent as if such Fund Liabilities had been incurred by such GST Fund Transaction Party subject to any defense and/or set off that Expedition or such Expedition Fund was entitled to assert immediately prior to the Effective Time and further subject to any defense and/or setoff that GST or a GST Fund may from time to time be entitled to assert.

1.2	Expedition Fund Assets.

(a)  At least fifteen Business Days prior to the Valuation Time, Expedition will provide GST with a schedule of the securities and other assets and known Liabilities of each Expedition Fund, and prior to the execution of this Agreement, GST will provide Expedition with a copy of the current investment objective, principal investment strategies, and restrictions applicable to each GST Fund (including restrictions applicable to GSAM arising as a result of the investment activities of Goldman, Sachs & Co. and its affiliates for proprietary accounts and other clients). Expedition reserves the right to sell any of the securities or other assets shown on the list for any Expedition Fund prior to the Valuation Time but will not, without the prior approval of GST, acquire any additional securities other than securities which the Fund’s Transaction Party is permitted to purchase in accordance with its stated investment objective and policies.

(b)  At least ten Business Days prior to the Valuation Time, GST will advise Expedition of any investments of an Expedition Fund shown on the Expedition Fund’s schedule which the Fund’s Transaction Party would not be permitted to hold under (i) its investment objective, principal investment strategies or investment restrictions, or (ii) applicable Law or (iii) where the transfer of any investments would result in material operational or administrative difficulties to GST in connection with facilitating the orderly transition of the corresponding Expedition Fund’s Assets. Under such circumstances, to the extent practicable, Expedition, if requested by GST and, to the extent permissible and consistent with its own investment objectives and policies, will dispose of such investments prior to the Valuation Time; provided that with respect to investments that GST has determined would result in material operational or administrative difficulties, Expedition may require GST to provide written documentation reasonably sufficient to justify its determination of such material difficulties prior to Expedition’s obligation to dispose of such investments. In addition, if it is determined that the portfolios of two Transaction Parties, when aggregated, would contain investments exceeding certain percentage limitations to which a GST Fund is or will be subject with respect to such investments, Expedition will, if requested by GST and, to the extent permissible and consistent with its own investment objectives and policies, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time.

1.3  Assumption of Liabilities. Expedition will, to the extent permissible and consistent with its own investment objectives and policies, endeavor to discharge all of the known Liabilities and obligations of each Expedition Fund prior to the Effective Time. GST will assume all of the remaining Liabilities of each Expedition Fund (including without limitation all obligations of each Expedition Fund to indemnify, defend, hold harmless, advance expenses to and/or contribute to the liability of its Independent Trustees pursuant to such Expedition Fund’s declaration of trust and by-laws, but excluding all such obligations with respect to the non-Independent Trustees and officers), assigning these to the appropriate GST Transaction Party of each Expedition Fund. Notwithstanding the foregoing, GST and its Funds shall not assume any Liability that the Parties agree GST and its Funds shall not assume as agreed upon in writing by the Parties. The Independent Trustees (a) shall make reasonable efforts to file appropriate claims under Expedition’s run-off insurance policy; (b) shall provide to GST reasonable evidence to show that such efforts have been made; and (c) shall provide information on the status of the processing of such claim before seeking to rely on the indemnities provided herein; provided, that the Independent Trustees having fulfilled his or her obligations under Section 1.3(a), (b) and (c), the obligations of GST and the GST Funds with respect to the Liabilities hereby assumed shall not be subject to any suspension or delay by reason of the pendency of such insurance claim or any delay or dispute by the insurer with respect to such insurance claim.

1.4    Distribution of GST Shares.  Immediately upon receipt, Expedition, as further described in detail on Exhibit A, will distribute Class A shares, Class B shares and Institutional shares (or FST Administration shares and FST Service shares in the case of the Goldman Sachs Financial Square Prime Obligations Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund) representing an interest in each GST Fund received by Expedition from GST pursuant to paragraph 1.1, pro-rata to the record holders of the Class A, Class B and Institutional shares (or Institutional shares and Investment Service shares in the case of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund), respectively, of each GST Fund’s Transaction Party determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) on February 25, 2005 (the “Valuation Time”) in complete liquidation of each such Transaction Party. Such distribution will be accomplished by an instruction, signed by an appropriate officer of Expedition, to transfer the GST shares then credited to each Expedition Fund’s account on the Books and Records of GST and to open accounts on the Books and Records of GST established and maintained by GST’s transfer agent in the names of record holders of each class and each series of shares of Expedition and representing the respective pro-rata number of each class and each series of shares of GST due to such record holder. All issued and outstanding Expedition shares will be cancelled promptly by Expedition on Expedition’s Books and Records. Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the GST Fund shares issued to such Expedition Fund in accordance with paragraph 1.1 above. In addition, each record holder of an Expedition Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of such Expedition Fund before the Valuation Time.

1.5    Liquidation of Expedition Funds/Dissolution and Deregistration of Expedition.  As soon as conveniently practicable after the distribution of GST shares pursuant to paragraph 1.4 has been made, Expedition shall pay or make provision for payment of any Liabilities and obligations of the Expedition Funds expressly not assumed by GST (as agreed upon in writing by the Parties). Thereafter, if all of the Fund Transactions close, Expedition shall file a Certificate of Cancellation with the Secretary of the Commonwealth of Massachusetts and shall file an application for an Order of the SEC pursuant to Section 8(f) of the 1940 Act, declaring that it has ceased to be an investment company and shall take, in accordance with

Massachusetts Law and the 1940 Act and its then current declaration of trust and by-laws, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Expedition Funds, dissolution of Expedition and deregistration of Expedition under the 1940 Act. If any one of the Fund Transactions does not close at the Effective Time, Expedition shall take, in accordance with Massachusetts Law and its then-current declaration of trust and by-laws, all such steps as may be necessary or appropriate to effect a complete liquidation and termination of the Expedition Funds which have closed. Any reporting obligation, including but not limited to, the filing of any Form N-SAR, N-CSR, Rule 24f-2 notice or federal, state or local tax returns, or other responsibility of Expedition is and shall remain Expedition’s responsibility until it is dissolved and deregistered.

1.6    Transfer Taxes.  Any transfer taxes payable on issuance of GST shares in a name other than that of the record holder on Expedition’s books of each series of its shares constructively exchanged therefor, shall be paid by the Person to whom the GST shares are issued as a condition of that transfer.

ARTICLE II

VALUATION

2.1  Net Asset Value of the Expedition Funds. The net asset value of each share class of each Expedition Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the then current prospectus and statement of additional information of its corresponding GST Fund.

2.2  Net Asset Value of the GST Funds. The net asset value of each GST Fund shall be the net asset value computed as of the Valuation Time, using the valuation procedures set forth in the GST Fund’s then-current prospectus and statement of additional information.

2.3  Net Asset Value of Money Market Funds. It is understood and agreed that the net asset values of each class of the Expedition Money Market Fund and Expedition Tax-Free Money Market Fund shall be based on the amortized cost valuation procedures that have been adopted by the Board of Trustees of GST; provided that if the difference between the per share net asset value of any class of the Expedition Money Market Fund or the Expedition Tax-Free Money Market Fund and the corresponding class of the Goldman Sachs Financial Square Prime Obligations Fund or the Goldman Sachs Financial Square Tax-Free Money Market Fund, respectively, equals or exceeds $0.0015 at the Valuation Time, as computed by using market values in accordance with the policies and procedures established by GST, either Party shall have the right to postpone the Valuation Time with respect to such Funds until such time as the per share difference is less than $0.0015.

2.4  Calculation of Number of GST Fund Shares. (a) The number of GST Fund Class A shares to be issued (including fractional shares (to the third decimal place), if any) in connection with each Fund Transaction shall be determined by dividing the value of the net assets of an Expedition Fund attributable to Class A shares determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Class A share of its Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.

(b)  The number of GST Fund Class B shares to be issued (including fractional shares (to the third decimal place), if any) in connection with each Fund Transaction shall be determined by dividing the value of the net assets of an Expedition Fund attributable to Class B shares determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Class B share of its Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.

(c)  The number of GST Fund Institutional shares to be issued (including fractional shares (to the third decimal place), if any) in connection with each Fund Transaction (except Institutional shares of Expedition money market funds which are discussed below) shall be determined by dividing the value of the net assets of an Expedition Fund attributable to Institutional shares determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Institutional share of its Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.

(d)  The number of GST Fund FST Administration shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Fund Transaction involving the GST and Expedition money market funds shall be determined by dividing the value of the net assets of an Expedition Fund attributable to Institutional shares determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per FST Administration share of its Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.

(e)  The number of GST Fund FST Service shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Fund Transaction involving the GST and Expedition money market funds shall be determined by dividing the value of the net assets of an Expedition Fund attributable to Investment Service shares determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per FST Service share of its Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.

25.  Joint Direction of Calculation. All computations of net asset value and the value of securities transferred under this Article II shall be made by SEI Investments Global Funds Services (“SEIGFS”) and State Street Bank and Trust Company (“State Street”) under the joint direction of the following entities, in accordance with their regular practice and the requirements of the 1940 Act: (a) CAM, the investment adviser to the Expedition Funds; and (b) GSAM, the investment adviser to the GST Funds. Expedition and GST agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of an Expedition Fund and those determined in accordance with the pricing policies and procedures of its GST Fund Transaction Party.

ARTICLE III

EFFECTIVE TIME AND CLOSING

3.1.  Effective Time and Closing. Each Fund Transaction shall occur at the opening of business on the next business day following the Valuation Time or on such other date as may be mutually agreed in writing by an authorized officer of each Party (the “Effective Time”). To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, Expedition shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter. The closing of the Fund Transactions will take place at the offices of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19107, or at such other place as may be mutually agreed in writing by an authorized officer of each Party, at the Effective Time, or on such other date or time as may be mutually agreed in writing by an authorized officer of each Party (the “Closing”).

3.2  Transfer and Delivery of Fund Assets. Expedition shall direct Compass Bank, as custodian for Expedition (“Custodian”) to deliver to GST at the Closing a certificate of an authorized officer certifying that: (a) the Custodian has delivered the Fund Assets of each Expedition Fund subject to all of its Liabilities to the corresponding GST Fund within two business days prior to or at the Effective Time; and (b) all necessary taxes in connection with the delivery of such Fund Assets, including all applicable foreign, federal and state stock transfer stamps and any other stamp duty taxes, if any, have been paid or provision (as reasonably estimated) for payment has been made. At least three Business Days prior to the Effective Time, the Custodian shall present for examination those Fund Assets represented by a certificate or other written instrument to those Persons at State Street, with its principal place of business at 225 Franklin Street, Boston, Massachusetts 02110, as custodian of GST, who have primary responsibility for the safekeeping of the assets of the GST Fund assets. At the Effective Time, Expedition shall endorse and deliver, or transfer by appropriate transfer or assignment documents, such certificates and other written instruments as of the Effective Time for the account of the appropriate GST Fund in proper form for transfer and in such condition as to constitute good delivery thereof in accordance with the customs of brokers. The Custodian shall deliver other Fund Assets to those Persons at State Street who have primary responsibility for the safekeeping of the GST Funds as of the Effective Time by book entry, in accordance with the customary practices of State Street and of each securities depository (as defined in Rule 17f-4 and Rule 17f-7 under the 1940 Act) in which such Fund Assets are held. Any cash to be transferred by an Expedition Fund to a GST Fund shall be delivered by wire transfer of federal funds at the Effective Time pursuant to instructions provided by GST.

3.3  GST Share Records. Expedition shall direct its transfer agent to deliver to GST at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the record holders and the number and percentage ownership (to three decimal places) of each class and each series of outstanding Expedition shares owned by each record holder as of the Valuation Time. The Secretary of GST shall deliver to the Secretary of Expedition at the Closing a confirmation evidencing that: (a) the appropriate number of each class and each series of GST shares have been credited to the account of each Expedition Fund on the books of the Expedition Fund’s Transaction Party pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4, and (b) the appropriate number of each class and each series of GST shares have been credited to the accounts of record holders of Expedition shares on the books of GST pursuant to paragraph 1.4.

3.4  Postponement of Valuation Time and Effective Time. If immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of a GST Fund or Expedition Fund is closed to trading, or trading thereupon is restricted, or (b) trading or the reporting of trading on such market is disrupted so that, in the judgment of an appropriate officer of Expedition or GST, accurate appraisal of the value of the net assets of that GST Fund or Expedition Fund is impracticable, the Valuation Time and Effective Time for that Fund Transaction shall be postponed until the first Business Day after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1  Representations and Warranties of Expedition. Expedition, severally on behalf of each of the Expedition Funds, hereby represents and warrants to GST as follows which representations and warranties shall be true and correct on the date hereof:

(a)  Expedition is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any Expedition Fund. Expedition has full power under its declaration of trust and revised and restated by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each Expedition Fund. Expedition has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on.

(b)  The execution, delivery and performance of this Agreement by Expedition on behalf of each Expedition Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Expedition Board, and the Board has approved the Fund Transactions and has resolved to recommend the applicable Fund Transactions to the shareholders of each Expedition Fund and to call a special meeting of shareholders of each Expedition Fund for the purpose of approving this Agreement and the Fund Transaction contemplated thereby for that Fund. Other than the approval by the requisite vote of the shareholders of the outstanding shares of each Expedition Fund in accordance with the provisions of the Expedition declaration of trust and by-laws, applicable Massachusetts Law and the 1940 Act, no other action on the part of Expedition or its shareholders, or the shareholders of each Expedition Fund, is necessary to authorize the execution, delivery and performance of this Agreement by Expedition on behalf of each Expedition Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by Expedition on behalf of each Expedition Fund, and assuming due authorization, execution and delivery by the GST Funds, is a legal, valid and binding obligation of Expedition, as it relates to each Expedition Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights and to general equity principles).

(c)  The authorized capital of Expedition consists of an unlimited number of shares of beneficial interest with no par value. Each class and series of shares has been duly established and represents a fractional undivided interest in one of the Expedition Funds. The issued and outstanding Expedition shares of each class and series are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from Expedition any shares of any class or series or equity interests of any Expedition Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is Expedition committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d)  Expedition has no subsidiaries.

(e)  Except for consents, approvals, or waivers to be received prior to the Effective Time, including Expedition shareholder approval, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery or performance of this Agreement by Expedition for itself and on behalf of each Expedition Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of its declaration of trust or revised and restated by-laws, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or an Expedition Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which Expedition is a party or by which it or an Expedition Fund is bound, (iii) result in a breach or violation by Expedition or any Expedition Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory body.

(f)  (i) Prior to the execution of this Agreement, Expedition has delivered to GST true and complete copies of the audited statements of assets and liabilities of each of the Expedition Funds as of October 31, 2003, and the related audited statements of income and changes in net assets and financial highlights for the periods then ended as well as the unaudited statements of assets and liabilities of each of the Expedition Funds as of April 30, 2004, and the related unaudited statements of income and changes in net assets and financial highlights for the periods then ended;

(ii)  Except as set forth in the notes thereto, all such financial statements were prepared in accordance with accounting principles generally accepted in the United States, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each Expedition Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments;

(iii)  To the best of Expedition’s knowledge, except as reflected or reserved against in the statement of assets and liabilities included in each Expedition Fund’s audited financial statements as of October 31, 2003 or in the notes thereto, or as previously disclosed in writing to GST, there are no liabilities against, relating to or affecting an Expedition Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on Expedition or its properties or assets or on any Expedition Fund or such Funds’ property or assets. In particular, since October 31, 2003, to the best of Expedition’s knowledge and except as disclosed in writing to GST or in any of the Expedition Funds’ prospectuses and statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the financial condition, properties, assets, liabilities or business of any Expedition Fund other than changes occurring in the ordinary course of business. For purposes of this subparagraph 4.1(f) (iii) only, a decline in net asset value of an Expedition Fund arising out of its normal investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing an interest in an Expedition Fund, shall not constitute a material adverse change.

(iv)  As of the date hereof, except as previously disclosed to GST in writing or as disclosed in any of the Expedition Funds’ prospectuses and statement of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of Expedition’s knowledge, there have been no material miscalculations of the net asset value of any Expedition Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(g)  The minute books and other similar records of Expedition as made available to GST prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of Expedition and of each Expedition Fund, the Expedition Board and committees of the Expedition Board. The stock transfer ledgers and other similar records of Expedition and of each Expedition Fund as made available to GST prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of Expedition.

(h)  Expedition and each Expedition Fund have maintained, or caused to be maintained on its behalf, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

(i)  Except as set forth in schedule 3.2(i) or in writing to GST, there is no Action or Proceeding pending against Expedition or, to the best of Expedition’s knowledge, threatened against, relating to or affecting, Expedition or an Expedition Fund.

(j)  No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of Expedition or an Expedition Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(k)  Expedition is duly registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect;

(l)  As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each Expedition Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of Expedition’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. To Expedition’s knowledge, there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the assets of Expedition (or with respect to any assets of any Expedition Fund).

(m)  For each taxable year of its operation (including the taxable year ending at the Effective Time), each Expedition Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. Each Expedition Fund currently qualifies, and from the date of this Agreement until the Effective Time, shall not take any action inconsistent with such qualification as a regulated investment company under the Code.

(n)  All issued and outstanding shares of each Expedition Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to GST in writing. Such registrations, including any periodic reports or supplemental filings, are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. Expedition, and each of the Expedition Funds, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(o)  The current prospectus and statement of additional information of each Expedition Fund, including amendments and supplements thereto, and each prospectus and statement of additional information of the Expedition Funds used at all times during the past three years prior to the date of this Agreement conforms, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. Each Expedition Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Expedition with respect to such Expedition Fund.

(p)  The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in GST’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to Expedition and the Expedition Funds, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to Expedition and the Expedition Funds, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that Expedition makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to GST or the GST Funds and furnished by GST to Expedition specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(q)  Except as previously disclosed in writing to GST, at the Effective Time, Expedition and each Expedition Fund will have good and marketable title to its Fund Assets (other than any Fund Assets consisting of restricted securities, as to which no representation of marketable title is made) and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof.

4.2  Representations and Warranties of GST. GST, severally on behalf of each of the GST Funds, hereby represents and warrants to Expedition as follows which representations and warranties shall be true and correct on the date hereof:

(a)  GST is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any GST Fund. GST has full power under its agreement and declaration of trust and amended and restated by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each

GST Fund. GST has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on.

(b)  The execution, delivery and performance of this Agreement by GST on behalf of each GST Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the GST Board and the Board has approved the Fund Transactions. No other action on the part of GST or its shareholders, or the shareholders of each GST Fund, is necessary to authorize the execution, delivery and performance of this Agreement by GST on behalf of each GST Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by GST on behalf of each GST Fund, and assuming due authorization, execution and delivery by the Expedition Funds, is a legal, valid and binding obligation of GST, as it relates to each GST Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights and to general equity principles).

(c)  The authorized capital of GST consists of an unlimited number of shares of beneficial interest, with par value of one-tenth of one cent ($0.001) per share. Each class and series of shares has been duly established and represents a fractional undivided interest in one of the GST Funds. The issued and outstanding GST shares of each class and series are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from GST any shares of any class or series or equity interests of any GST Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is GST committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d)  GST has no subsidiaries.

(e)  Except for consents, approvals, or waivers to be received prior to the Effective Time, including Expedition shareholder approval, and upon the effectiveness of the Registration Statement, the execution, delivery or performance of this Agreement by GST for itself and on behalf of each GST Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of its agreement and declaration of trust or amended and restated by-laws, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or a GST Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which GST is a party or by which it or a GST Fund is bound, (iii) result in a breach or violation by GST or any GST Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory body.

(f)  (i) Prior to the execution of this Agreement, GST has delivered to Expedition true and complete copies of the audited statements of assets and liabilities of each of: Goldman Sachs CORESM U.S. Equity and Goldman Sachs Growth and Income Fund as of August 31, 2004; Goldman Sachs Core Fixed Income Fund and Municipal Income Fund as of October 31, 2003; and Goldman Sachs Financial Square Prime Obligations and the Goldman Sachs Financial Square Tax-Free Money Market Fund as of December 31, 2003, and the related audited statements of income and changes in net assets and financial highlights for the periods then ended, as well as the unaudited statements of assets and liabilities of each of: Goldman Sachs CORESM U.S. Equity and Goldman Sachs Growth and Income Fund as of February 29, 2004; Goldman Sachs Core Fixed Income Fund and Municipal Income Fund as of April 30, 2004; Goldman Sachs Financial Square Prime Obligations and the Goldman Sachs Financial Square Tax-Free Money Market Fund as of June 30, 2004; and the related unaudited statements of income and changes in net assets and financial highlights for the periods then ended;

(ii)  Except as set forth in the notes thereto, all such financial statements were prepared in accordance with accounting principles generally accepted in the United States, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each GST Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments;

(iii)  To the best of GST’s knowledge, except as reflected or reserved against in the statement of assets and liabilities included in each GST Fund’s audited financial statements as of August 31, 2004, October 31, 2003 or December 31, 2003, as the case may be, or in the notes thereto, or as previously disclosed in writing to Expedition, there are no liabilities against, relating to or affecting a GST Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on GST or its properties or assets or on any GST Fund or such Funds’ property or assets. In particular, since the last fiscal year end of each GST Fund, to the best of GST’s knowledge and except as disclosed in writing to Expedition or in any of the GST Funds’ prospectuses or statements of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the financial condition, properties, assets, liabilities or business of such GST Fund other than changes occurring in the ordinary course of business. For purposes of this subparagraph 4.2(f)(iii) only, a decline in net asset value of a GST Fund arising out of its normal investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing an interest in a GST Fund, shall not constitute a material adverse change.

(iv)  As of the date hereof, except as previously disclosed to Expedition in writing or as disclosed in any of the GST Funds’ prospectuses and statements of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of GST’s knowledge, there have been no material miscalculations of the net asset value of any GST Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(g)  The minute books and other similar records of GST as made available to Expedition prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of GST and of each GST Fund, the GST Board and committees of the GST Board. The stock transfer ledgers and other similar records of GST and of each GST Fund as made available to Expedition prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of GST.

(h)  GST and each GST Fund have maintained, or caused to be maintained on its behalf, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

(i)  Except as set forth in schedule 4.2(i) or in writing to Expedition, there is no Action or Proceeding pending against or, to the best of GST’s knowledge, threatened against, relating to or affecting, GST or a GST Fund.

(j)  No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of GST or a GST Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(k)  GST is duly registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect;

(l)  As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each GST Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of GST’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. To GST’s knowledge, there are no levies, liens, or other encumbrances relating to Taxes existing, threatened or pending with respect to the assets of GST (or with respect to any assets of any GST Fund).

(m)  For each taxable year of its operation, each GST Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. Each GST Fund currently qualifies, and from the date of this Agreement until the Effective Time, shall not take any action inconsistent with such qualification as a regulated investment company under the Code.

(n)  All issued and outstanding shares of each GST Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to Expedition in writing. Such registrations, including any periodic reports or supplemental filings, are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. GST, and each of the GST Funds, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(o)  The current prospectus and statement of additional information of each GST Fund, including amendments and supplements thereto, and each prospectus and statement of additional information of the GST Funds used at all times during the past three years prior to the date of this Agreement, conforms, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. Each GST Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by GST with respect such GST Fund.

(p)  The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to GST and the GST Funds, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to GST and the GST Funds, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that GST makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to Expedition or the Expedition Funds and furnished by Expedition to GST specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1  Conduct of Business. After the date of this Agreement and on or prior to the Effective Time, Expedition and GST will conduct the businesses of the Expedition Funds and the GST Funds, respectively, only in the ordinary course and in accordance with this Agreement and the current prospectuses and statements of additional information of Expedition or GST, as applicable. It is understood that such ordinary course of business shall include (a) the declaration and payment of customary dividends and distributions; (b) shareholder purchases and redemptions; and (c) the continued good faith performance by the investment adviser, sub-adviser, administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with Expedition or GST, as applicable, and applicable Law. In order to facilitate the transfer of Fund Assets at the Effective Time, GSAM may request that CAM limit or cease portfolio trading on behalf of an Expedition Fund for a period of up to three days prior to the Valuation Time, provided that, upon CAM’s request, GSAM will provide CAM written documentation reasonably sufficient to justify its request. CAM agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Expedition Fund(s) and consistent with fulfilling its fiduciary obligations as an investment adviser.

5.2  Shareholders’ Meeting. Expedition will call, convene and hold a meeting of shareholders of the Expedition Funds as soon as practicable, but not later than February 24, 2005 or such other date as may be mutually agreed upon by an authorized officer of each Party, in accordance with applicable Law and its declaration of trust and revised and restated by-laws, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in the Proxy Statement/Prospectus, and for such other purposes as may be necessary or desirable.

5.3  Proxy Statement/Prospectus and Registration Statement. Expedition and GST each will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC as promptly as practicable. Upon effectiveness of the Registration Statement, Expedition will cause the Proxy Statement/Prospectus to be mailed to shareholders of the Expedition Funds entitled to vote on this Agreement and the transactions contemplated herein in accordance with its then current declaration of trust. Prior to filing the Registration Statement or any amendment or supplement thereto, GST will afford Expedition and its Independent Trustees a reasonable opportunity to review and comment thereon, and will obtain Expedition’s consent to the filing thereof (such consent will not be unreasonably withheld).

5.4  Information. Expedition and GST will furnish to one another, and the other’s accountants, legal counsel and other representatives, throughout the period prior to the Effective Time, all such cooperation, documents and other information concerning the Expedition Funds and the GST Funds, respectively, and their business and properties as may reasonably be requested by the other Party. Such cooperation shall include providing copies of reasonably requested documents and other information. Each Party shall make its employees and officers available on a mutually convenient basis to provide explanation of any documents or information provided hereunder to the extent, if any, that such Party’s employees are familiar with such documents or information.

5.5  Notice of Material Changes. Each Party will notify the other Party of any Material Adverse Effect to such Party as soon as practicable following any event causing such an Effect.

5.6  Financial Statements. At the Closing, Expedition will deliver to GST a statement of assets and liabilities of each Expedition Fund, together with a schedule of portfolio investments as of the Valuation Time. These financial statements will present fairly the financial position and portfolio investments of each Expedition Fund as of the Valuation Time in conformity with accounting principles generally accepted in the United States applied on a consistent basis, and there will be no material contingent liabilities of any Expedition Fund not disclosed in said financial statements. These financial statements shall be certified by the treasurer of Expedition as, to the best of his or her knowledge, complying with the requirements of the preceding sentence. Expedition also will deliver to GST on or before the Effective Time, the detailed tax-basis accounting records for each security or other investment to be transferred to GST hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the bases used for determination of gain and loss realized on the partial sale of any security to be transferred to the GST Funds.

5.7  Other Necessary Action. Expedition and GST will each take all necessary corporate or other action and use its best efforts to complete all filings and obtain all governmental and other consents and approvals required for consummation of the transactions contemplated by this Agreement.

5.8  Dividends. Prior to the Valuation Time, each Expedition Fund shall have declared and paid a dividend, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the respective Expedition Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Effective Time, and all of the Expedition Fund’s net capital gain, if any, recognized in all taxable periods or years ending on or before the Effective Time.

5.9  Books and Records. Upon reasonable notice, each Party will make available to the other Party for review any Books and Records which are reasonably requested by such other Party in connection with this Reorganization.

5.10  Issued Shares. The GST Fund shares to be issued and delivered to Expedition for the account of the Expedition shareholders pursuant to this Agreement, will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of a GST Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

ARTICLE VI

CONDITIONS PRECEDENT

6.1  Conditions Precedent to Obligations of Expedition. The obligation of Expedition to conclude the transactions provided for herein shall be subject, at its election, to the performance by GST of all of the obligations to be performed by it hereunder on or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by Expedition in writing:

(a)  All representations and warranties of GST, on behalf of itself and the GST Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made on and as of the Effective Time.

(b)  With respect to each GST Fund, the transfer of all of the Fund Assets to and the assumption of all of the Liabilities by its Transaction Party shall have been duly approved by the Board of Trustees of GST as being in the best interest of the GST Funds and that the existing shareholders of the GST Funds would not be diluted as a result of the Reorganization, and with respect to each Expedition Fund, the transfer of all of the Fund Assets to and the assumption of all of the Liabilities by its Transaction Party shall have been duly approved by the requisite affirmative vote (as determined in accordance with Expedition’s then current declaration of trust) of the shareholders of the Expedition Fund.

(c)  GST shall have furnished to Expedition the opinion of Drinker Biddle & Reath LLP, dated as of the Effective Time, substantially to the effect that:

(i)  GST is a statutory trust duly organized and validly existing in good standing under Delaware Law and has full power under its agreement and declaration of trust and amended and restated by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns;

(ii)  GST is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;

(iii)  GST is authorized to issue an unlimited number of $0.001 par value shares of beneficial interest in 57 series; each series has been duly established and is a validly existing series of GST and the GST shares to be issued and delivered by GST pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under Delaware Law; and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv)  except as set forth in the Registration Statement, such counsel knows of no material legal proceedings pending or threatened against GST;

(v)  this Agreement has been duly authorized, executed and delivered by GST and, assuming due authorization, execution and delivery by Expedition, constitutes a valid and legally binding obligation of GST, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;

(vi)  the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii)  to the knowledge of such counsel, as of the date of its mailing, the Proxy Statement/Prospectus and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;

(viii)  the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the agreement and declaration of trust or amended and restated by-laws of GST, or any material agreement or instrument known to such counsel to which GST is a party or by which any properties belonging to the GST Funds may be bound;

(ix)  the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach or violation by GST or a GST Fund of any terms, conditions, or provisions of any federal securities Law or of Delaware Law; and

(x)  to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law and except such as may be required under state securities Laws.

In rendering such opinion, Drinker Biddle & Reath LLP may rely upon certificates of officers of GST and of public officials as to matters of fact.

Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the GST Funds with certain officers of GST and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to GST and the GST Funds, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or information relating to GST and the GST Funds contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Expedition; and (iv) shall state that such opinion is solely for the benefit of the Expedition Funds and their trustees and officers.

(d)  GST shall have furnished to Expedition a certificate of GST, signed by the principal executive officer and the principal financial officer of GST, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i)  the representations and warranties of GST in this Agreement are true and correct in all material respects on and as of the Effective Time and GST has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time;

(ii)  no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or, to GST’s knowledge, threatened; and

(iii)  since the date of the most recent financial statements of the GST Funds included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of the GST Funds (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e)  Prior to the Effective Time, GST shall have furnished to Expedition such further information, certificates and documents, including certified copies of the minutes of the meetings of the GST Board, as Expedition may reasonably request.

(f)  Expedition shall have completed to its satisfaction its due diligence review of GST and each GST Fund.

(g)  At the Valuation Time and Effective Time, except as previously disclosed to Expedition in writing, and except as have been corrected as required by applicable Law, and to the best of GST’s knowledge, there shall have been no material miscalculations of the net asset value of any GST Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all liabilities of a GST Fund which are required to be reflected in the net asset value per share of each share class of a GST Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of a GST Fund.

(h)  The Secretary of Expedition shall have received a certificate from the Secretary of GST required under Section 3.3 of this Agreement.

6.2  Conditions Precedent to Obligations of GST. The obligation of GST to conclude the transactions provided for herein shall be subject, at its election, to the performance by Expedition of all of the obligations to be performed by it hereunder on or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by GST in writing:

(a)  All representations and warranties of Expedition, on behalf of itself and the Expedition Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made on and as of the Effective Time.

(b)  With respect to each Expedition Fund, the transfer of all of the Fund Assets to and the assumption of all of the Liabilities by its Transaction Party shall have been duly approved by the Board of Trustees of Expedition as being in the best interest of the Expedition Funds and that the existing shareholders of the Expedition Funds would not be diluted as a result of the Reorganization and by the requisite affirmative vote (as determined in accordance with Expedition’s then current declaration of trust) of the shareholders of the Expedition Funds.

(c)  Expedition shall have furnished to GST the opinion of Morgan Lewis & Bockius LLP dated as of the Effective Time, substantially to the effect that:

(i)  Expedition is a business trust duly organized and validly existing under Massachusetts Law and has full power under its declaration of trust and revised and restated by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns;

(ii)  Expedition is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;

(iii)  all issued and outstanding Expedition shares of each series as of the Effective Time are duly authorized, validly issued, fully paid and nonassessable, (except that shareholders of Expedition may under certain circumstances be held personally liable for its obligations);

(iv)  except as set forth in the Registration Statement, such counsel knows of no material legal proceedings pending or threatened against Expedition;

(v)  this Agreement has been duly authorized, executed and delivered by Expedition and, assuming due authorization, execution and delivery by GST, constitutes a valid and legally binding obligation of Expedition, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;

(vi)  to the knowledge of such counsel, as of the date of its mailing, the Proxy Statement/Prospectus and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;

(vii)  the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the declaration of trust or revised and restated by-laws of Expedition, or any material agreement or instrument known to such counsel to which Expedition is a party or by which any properties belonging to the Expedition Funds may be bound;

(viii)  the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach or violation by Expedition or an Expedition Fund of any terms, conditions, or provisions of any federal securities Law or Massachusetts Law; and

(ix)  to the knowledge of such counsel, no consent, approval, authorization or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Massachusetts Law and except such as may be required under state securities Laws.

In rendering such opinion, Morgan Lewis & Bockius LLP may rely upon certificates of officers of Expedition and of public officials as to matters of fact.

Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the Expedition Funds with certain officers of Expedition and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to Expedition and the Expedition Funds, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or information relating to Expedition and the Expedition Funds contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to GST; and (iv) shall state that such opinion is solely for the benefit of the GST Funds and their trustees and officers.

(d)  Expedition shall have furnished to GST the certificate required by paragraph 5.6.

(e)  Expedition shall have furnished to GST a certificate of Expedition, signed by the principal executive officer and the principal financial officer of Expedition, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i)  the representations and warranties of Expedition in this Agreement are true and correct in all material respects on and as of the Effective Time and Expedition has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii)  since the date of the most recent financial statements of the Expedition Funds included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of the Expedition Funds (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(f)  Expedition shall have duly executed and delivered to GST, on behalf of each Expedition Fund, such bills of sale, assignments, certificates and other instruments of transfer (“Transfer Documents”) as GST may reasonably deem necessary or desirable to evidence the transfer to the respective Transaction Party of such Expedition Fund all of the right, title and interest of such Expedition Fund in and to the respective Fund Assets of such Expedition Fund. In each case, the Fund Assets of each Expedition Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

(g)  GST shall have received: (i) a certificate of an authorized signatory of the Custodian, stating that the Fund Assets of each Expedition Fund have been delivered, (ii) a certificate of an authorized signatory of State Street, stating that the Fund Assets of each Expedition Fund have been received and (iii) a certificate of an authorized signatory of Goldman Sachs & Co., the transfer agent for GST, stating that its records contain the names and addresses of the record holders of each series of Expedition shares and the number and percentage of ownership of each series of GST shares owned by each such holder as of the close of business on the Valuation Date.

(h)  Prior to the Effective Time, Expedition shall have furnished to GST such further information, certificates and documents, including certified copies of the minutes of the meetings of the Expedition Board and shareholders, as GST may reasonably request.

(i)  GST shall have completed to its satisfaction its due diligence review of Expedition and each Expedition Fund.

(j)  Expedition’s agreements with each of its service contractors shall have terminated at the Valuation Time with respect to the Expedition Funds and each Party has received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.

(k)  At the Valuation Time and Effective Time, except as previously disclosed to GST in writing, and except as have been corrected as required by applicable Law, and to the best of Expedition’s knowledge, there shall have been no material miscalculations of the net asset value of any Expedition Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all liabilities of an Expedition Fund which are required to be reflected in the net asset value per share of each share class of an Expedition Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of an Expedition Fund.

6.3  Other Conditions Precedent. Unless waived in writing by the Parties with the consent of their respective boards of trustees, all obligations under this Agreement are subject to the fulfillment, prior to or at the Effective Time, of each of the following conditions:

(a)  This Agreement and the transactions contemplated herein, with respect to the Expedition Funds, shall have been approved by the requisite vote of the holders of the outstanding shares of each Expedition Fund in accordance with the provisions of the Expedition declaration of trust and by-laws, applicable Massachusetts Law and the 1940 Act. Notwithstanding anything herein to the contrary, neither Expedition nor GST may waive the conditions set forth in this paragraph 6.3(a).

(a)  The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Registration Statement shall have been issued and no proceedings for that purpose shall have been instituted or threatened.

(c)  Expedition and GST shall have received an opinion from Drinker Biddle & Reath LLP (based upon certain facts, qualifications, assumptions and representations) that with respect to the Reorganization, for federal income tax purposes:

(i)	the Reorganization will constitute six “reorganizations” within the meaning of section 368(a) of the Code, and each GST Fund and Expedition Fund will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

(ii)	each Expedition Fund will recognize no gain or loss (a) upon the transfer of its assets to the corresponding GST Fund in exchange for GST Fund shares and the assumption of the liabilities of such Expedition Fund, and (b) upon the distribution of those shares to the shareholders of the Expedition Fund;

(iii)	each GST Fund will recognize no gain or loss upon the receipt of the assets of the corresponding Expedition Fund in exchange for shares of such GST Fund and the assumption of the liabilities of such Expedition Fund;

(iv)	the tax basis in the hands of each GST Fund of each asset of the corresponding Expedition Fund transferred to such GST Fund in the Reorganization will be the same as the basis of that asset in the hands of such Expedition Fund immediately before the transfer;

(v)	the holding period of each asset of each Expedition Fund in the hands of the corresponding GST Fund will include the period during which that asset was held by such Expedition Fund;

(vi)	the shareholders of each Expedition Fund will recognize no gain or loss upon their receipt of shares of the corresponding GST Fund;

(vii)	the aggregate tax basis of the GST Fund shares received by each shareholder of the corresponding Expedition Fund will equal the aggregate tax basis of the Expedition Fund shares surrendered in exchange therefor;

(viii)	each holding periods of the GST Fund shares received by each Expedition Fund shareholder will include the holding periods of the Expedition Fund shares surrendered in exchange therefor, provided that the Expedition Fund shares are held by that shareholder as capital assets on the date of the exchange; and

(ix)	each GST Fund will succeed to and take into account the tax attributes of the corresponding Expedition Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

(d)  At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. No suit, action or other proceeding against Expedition or GST or their respective officers or trustees shall be threatened or pending before any court or other Governmental or Regulatory Body in which it will be, or it is, sought to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

(e)  Except as provided in paragraph 10.11, the obligation of Expedition and GST to consummate each Fund Transaction is not conditioned upon the ability of the Parties to consummate one or more other Fund Transactions.

ARTICLE VII

EXPENSES

CAM shall be responsible for payment of all of the following fees and expenses in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded: (a) counsel fees and legal expenses of both Expedition (and of its Independent Trustees) and GST incurred in connection with (i) the drafting and filing of documents relating to the Reorganization (including but not limited to the drafting of this Agreement, the drafting and filing of the Registration Statement and the definitive copy of the Proxy Statement/Prospectus, the drafting of any board materials for the Expedition Funds board of trustees and the drafting of closing documents) and (ii) the provision of legal advice related to such documents and the consideration and approval of the Reorganization (“Legal Expenses”), (b) tax services, (c) proxy printing costs, proxy mailing costs, and proxy solicitation costs, if any, (c) audit services, (d) explicit brokerage transaction expenses associated with the Reorganization (whether incurred before or after the Effective Time), (e) account conversion expenses, (f) penalties, if any, involving termination of Expedition’s service contracts, (g) applicable foreign, federal or state stock transfer stamps and any other stamp duty taxes and (h) expenses (including legal fees) of liquidation and dissolution of the Expedition Funds (collectively, the “Reorganization Expenses”). GSAM shall pay to CAM an amount equal to at least $400,000.00 (the “Expense Payment Amount”) in connection with the transactions contemplated by this Agreement and related transactions including to defray Reorganization Expenses and other costs and expenses to CAM and its affiliates associated with the transactions contemplated by this Agreement and such other transactions. CAM shall be responsible for payment of all Reorganization Expenses, whether or not the transactions contemplated hereby are concluded, in excess of the Expense Payment Amount. Except as provided above with respect to Legal Expenses, CAM, with respect to Expedition and the Expedition Funds, and GSAM, with respect to GST and the GST Funds, shall be liable for their respective counsel fees and legal expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded. Expedition and GST will not bear any fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by this Agreement. Expedition, GST and GSAM agree to provide (and to cause their respective counsel, including in the case of Expedition, counsel to the Independent Trustees to provide) CAM with (a) good faith estimates of each item of Reorganization Expenses prior to the incurrence thereof or as soon as reasonably practicable thereafter and (b) an itemized statement or summary, in reasonable detail, of each category of Reorganization Expenses.

ARTICLE VIII

AMENDMENTS AND TERMINATION

8.1  Amendments. The Parties may amend this Agreement in such manner as may be agreed upon, whether before or after the meetings of Expedition Fund shareholders at which action upon this Agreement and the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the shareholders of the Expedition Funds has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further approval. Nothing in this

Section 8.1 shall be construed to prohibit the Parties from amending this Agreement to change the Valuation Time or Effective Time.

8.2  Termination. Notwithstanding anything in this Agreement to the contrary, this Agreement may be terminated at any time prior to the Effective Time:

(a)  by the mutual written consent of the Parties;

(b)  by Expedition (i) following written notice by Expedition to GST of any material breach by GST of any of its representations, warranties or covenants contained in this Agreement, provided that GST shall have been given a period of 10 Business Days from the date of GST’s receipt of such notice to cure such breach and shall have failed to do so or (ii) if any of the conditions set forth in paragraphs 6.1 and 6.3 are not satisfied as specified in said sections on or before February 28, 2005;

(c)  by GST (i) following written notice by GST to Expedition of any material breach by Expedition of any of its representations, warranties or covenants contained in this Agreement, provided that Expedition shall have been given a period of 10 Business Days from the date of Expedition’s receipt of such notice to cure such breach and shall have failed to do so or (ii) if any of the conditions set forth in paragraphs 6.2 and 6.3 are not satisfied as specified in said sections on or before February 28, 2005;

(d)  by either Party if the Effective Time does not occur by April 1, 2005; and

(e)  by either Party by written notice to the other Party following a determination by the terminating Party’s Board of Trustees that the consummation of the Reorganization is not in the best interest of its shareholders.

If a Party terminates this Agreement in accordance with this Section 8.2, there shall be no liability for damages on the part of any Party, or the trustees or officers of such Party.

ARTICLE IX

PUBLICITY; CONFIDENTIALITY

9.1  Publicity. Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the Parties mutually shall agree, provided that nothing herein shall prevent either Party from making such public announcements as may be required by Law, in which case the Party issuing such statement or communication shall advise the other Party prior to such issuance.

9.2  Confidentiality. (a) The Parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated Persons to hold, in strict confidence, and not disclose to any other Person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Party, all confidential information obtained from the other Party in connection with the transactions contemplated by this Agreement (including the existence of this Agreement, any of the terms hereof, and the negotiations between the Parties hereto), except such information may be disclosed: (i) to shareholders, if necessary, in connection with any approvals or consents to the transactions contemplated by this Agreement, to Governmental or Regulatory Bodies, and, where necessary, to any other Person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable Law; (iii) if it is publicly available through no act or failure to act of such Party; (iv) if it was already known to such Party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b)  In the event of a termination of this Agreement, each Party agrees that it along with their Board members, employees, representative agents and affiliated Persons shall, and shall cause its Affiliates to, except with the prior written consent of the other Party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other Person, any and all confidential or proprietary information relating to the other Party and its related parties and Affiliates, whether obtained through its due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable Law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) if it was already known to such Party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE X

MISCELLANEOUS

10.1  Entire Agreement. This Agreement (including the lists, schedules and documents delivered pursuant hereto, which are a part hereof) constitutes the entire agreement of the Parties with respect to the matters covered by this Agreement. This Agreement supersedes any and all prior understandings, written or oral, between the Parties and may be amended, modified, waived, discharged or terminated only by an instrument in writing signed by an authorized executive officer of the Party against which enforcement of the amendment, modification, waiver, discharge or termination is sought.

10.2  Notices. All notices or other communications under this Agreement shall be in writing and sufficient if delivered personally, telecopied (if confirmed) or sent via registered or certified mail, postage prepaid, return receipt requested, addressed as follows:

If to Expedition:

Expedition Funds

c/o SEI Investments Company
One Freedom Valley Drive
Oaks, PA 19456
Telephone No.: (610) 676-2269
Facsimile No.: (610) 676-2269
Email: jndiaye@seic.com

With copies (which shall not constitute notice) to:

Morgan Lewis & Bockius LLP
One Oxford Centre
Pittsburgh, PA 15219-6402
Attn: Richard W. Grant, Esq.
Telephone No.: (412) 560-3340
Facsimile No.: (412) 560-7001
E-mail: rgrant@morganlewis.com

Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004
Attn: John M. Ford, Esq.
Telephone No.: (202) 739-5856
Facsimile No.: (202) 739-3001
E-mail: jmford@morganlewis.com

Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110
Attn: Roger P. Joseph, Esq.
Telephone No.: (617) 951-8000
Facsimile No. (617) 951-8736
E-mail: roger.joseph@bingham.com

If to GST:

Goldman Sachs Trust
32 Old Slip
New York, NY 10005
Attn: Peter Bonanno, Esq.
Telephone No.: (212) 357-3184
Facsimile No.: (212) 902-4140
E-mail: Peter.Bonanno@gs.com

With a copy (which shall not constitute notice) to:

Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
Attn: Kenneth Greenberg, Esq.
Telephone No.: (215) 988-1152
Facsimile No.: (215) 988-2757
E-mail: Kenneth.Greenberg@dbr.com

If to Compass:

Compass Asset Management
7th Floor, Daniel Building
15 South 20th Street
Birmingham, Alabama 35233
Attn: Denise A. Woodham
E-mail: Dee.Woodham@compassbnk.com

With a copy (which shall not constitute notice) to:

Balch & Bingham LLP
1901 6th Avenue North
Suite 2600
Birmingham, Alabama 35203
Attn: Richard L. Pearson, Esq.
E-mail: rpearson@balch.com

10.3  Waiver. The failure of any Party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any Party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach. Except as provided in Section 6.3, a Party may waive any condition to its obligations hereunder (such waiver to be in writing and authorized by an authorized officer of the waiving Party).

10.4  Assignment. This Agreement shall inure to the benefit of and be binding upon the Parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any Party without the written consent of the other Party.

10.5  Survival. Except as provided in the next sentence, the respective representations, warranties and covenants contained in this Agreement and in any certificates exchanged at the Effective Time as provided in Article VI hereto shall not survive the consummation of the transactions contemplated hereunder. The representations, warranties and covenants in Articles VII and X and in paragraphs 1.3, 1.5, and 9.2 shall survive the consummation of the transactions contemplated hereunder.

10.6  Headings. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.7  Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same agreement.

10.8  Governing Law. This Agreement shall be governed by and construed in accordance with the Laws of the State of Delaware, without regard to its principles of conflicts of laws.

10.9  Further Assurances. Subject to the terms and conditions herein provided, each of the parties hereto shall use its best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable Law to consummate and make effective the Fund Transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other Party hereto each of the items required under this Agreement as a condition to such Party’s obligations hereunder. In addition, Expedition shall deliver or cause to be delivered to GST, the Books and Records of each Expedition Fund (regardless of whose possession they are in).

10.10  Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in Persons not parties hereto (including, without limitation, any shareholder of GST or Expedition) except that the Independent Trustees of the Expedition Funds are intended third party beneficiaries of the provisions of paragraph 1.3 and Article VII herein.

10.11  Failure of Any Fund(s) to Consummate the Transactions. Subject to the conditions set forth in this Agreement and except as provided in the following sentence, the failure of any Fund(s) to consummate its Transaction shall not affect the consummation or validity of the Fund Transaction with respect to any other Fund, and the provisions of this Agreement shall be construed to effect this intent. In the event that the Reorganization is not approved by the requisite vote of shareholders of an Expedition Fund (as determined by the Expedition declaration of trust and by-laws), then unless otherwise agreed to by the Parties, no Reorganization of any Expedition Fund shall be consummated.

10.12  Validity. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by Law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

10.13  Effect of Facsimile Signature. A facsimile signature of an authorized officer of a Party hereto on any Transfer Document shall have the same effect as if executed in the original by such officer.

10.14  GST Liability. The name “Goldman Sachs Trust” is the designation of the Trustees for the time being under an Agreement and Declaration of Trust dated January 28, 1997, as amended from time to time, and all Persons dealing with GST or a GST Fund must look solely to the property of GST or such GST Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of GST. No GST Fund shall be liable for any claims against any other GST Fund. Both Parties specifically acknowledge and agree that any liability of GST under this Agreement with respect to a particular GST Fund, or in connection with the transactions contemplated herein with respect to a particular GST Fund, shall be discharged only out of the assets of the particular GST Fund and that no other portfolio of GST shall be liable with respect thereto.

10.15  Expedition Liability. The name “Expedition Funds” is the designation of the Trustees for the time being under a Declaration of Trust dated August 7, 1989, as amended from time to time, and all Persons dealing with Expedition or an Expedition Fund must look solely to the property of Expedition or such Expedition Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of Expedition. No Expedition Fund shall be liable for any claims against any other Expedition Fund. Both Parties specifically acknowledge and agree that any liability of Expedition under this Agreement with respect to a particular Expedition Fund, or in connection with the transactions contemplated herein with respect to a particular Expedition Fund, shall be discharged only out of the assets of the particular Expedition Fund and that no other portfolio of Expedition shall be liable with respect thereto.

10.16  Expedition Trademarks. “Expedition” and “Expedition Funds” are registered trademarks of Compass Bancshares, Inc. Following the Effective Time, the rights of Expedition, the Expedition Board and any other party to this Agreement, other than CAM, to use the “Expedition” and “Expedition Funds” trademarks shall cease and be terminated, except in connection with the performance of their duties and obligations under this Agreement.

ARTICLE XI

DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit, proceeding or arbitration by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

“Agreement” has the meaning specified in the preamble.

“Books and Records” means Expedition’s or GST’s accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by Expedition or GST with respect to the Expedition Funds or GST Funds, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

“Business Day” means a day other than Saturday, Sunday or a day on which banks located in New York City are authorized or obligated to close.

“CAM” has the meaning specified in the preamble.

“Closing” has the meaning specified in paragraph 3.1.

“Code” has the meaning specified in the recitals.

“Custodian” has the meaning specified in paragraph 3.2.

“Delaware Law” has the meaning specified in paragraph 1.1.

“Legal Expenses” has the meaning specified in Article VII.

“Effective Time” has the meaning specified in paragraph 3.1.

“Expedition” has the meaning specified in the preamble.

“Expedition Board” has the meaning specified in the recitals.

“Expedition Funds” has the meaning specified in the preamble.

“Expense Payment Amount” has the meaning specified in Article VII.

“Fund Assets” means, except as provided in the following sentence, all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and receivables (including dividend and interest receivable) good will and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by Expedition on behalf of an Expedition Fund, and any prepaid expenses shown on an Expedition Fund’s books at the Effective Time, other than with respect to Expedition and each Expedition Fund, the estimated costs of extinguishing any Liability not assumed by GST or a GST Fund and agreed upon in writing by the Parties. Notwithstanding the foregoing, neither (i) any rights under or in respect of this Agreement or the transactions contemplated hereby or any agreement, instrument, certificate, or other document executed or delivered by or on behalf of any Expedition Fund in connection with this Agreement or such transactions, nor (ii) any rights in respect of any relationship of any Expedition Fund with legal counsel, including any attorney-client, attorney work-product, or other privilege, shall be deemed to be Fund Assets or to be transferred by any Expedition Fund to any GST Fund.

“Fund Transaction” has the meaning specified in paragraph 1.1.

“Governmental or Regulatory Body” means any court, tribunal, arbitrator or any government or political subdivision thereof, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

“GSAM” has the meaning specified in the preamble.

“GST” has the meaning specified in the preamble.

“GST Board” has the meaning specified in the recitals.

“GST Funds” has the meaning specified in the preamble.

“Independent Trustees” has the meaning specified in the recitals.

“Law” means any law, statute, rule, regulation, ordinance and other pronouncement having the effect of law of any Governmental or Regulatory Body.

“Liabilities” means all existing and future liabilities and obligations of any nature, whether accrued, absolute, contingent or otherwise of an Expedition Fund including, but not limited to, those reflected on an unaudited statement of assets and liabilities of an Expedition Fund prepared by the Custodian as of the Valuation Time in accordance with generally accepted accounting principles consistently applied from the prior audited reporting period and reviewed and approved by the respective treasurers of GST and Expedition at the Effective Time. Notwithstanding the foregoing, Liabilities shall not include any Liability not assumed by GST or a GST Fund as agreed upon in writing by the Parties.

“Massachusetts Law” has the meaning specified in paragraph 1.1.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, prospects, results of operations or financial condition of such Person.

“NYSE” has the meaning specified in paragraph 1.4.

“1940 Act” has the meaning specified in the recitals.

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

“Parties” has the meaning specified in the preamble.

“Person” means any individual, corporation, partnership, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“Proxy Statement/Prospectus” has the meaning specified in paragraph 4.1(p).

“Registration Statement” has the meaning specified in paragraph 4.1(p).

“Reorganization” has the meaning specified in the recitals.

“Reorganization Expenses” has the meaning specified in Article VII.

“SEC” means the U.S. Securities and Exchange Commission.

“SEIGFS” has the meaning specified in paragraph 2.5.

“State Street” has the meaning specified in paragraph 2.5.

“Transaction Party” has the meaning specified in paragraph 1.1.

“Transfer Documents” has the meaning specified in paragraph 6.2(f).

“Valuation Time” has the meaning specified in paragraph 1.4.

[SIGNATURE PAGES FOLLOW]

IN WITNESS WHEREOF, the Parties have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

EXPEDITION FUNDS

By: Name: Title:

GOLDMAN SACHS TRUST

By: Name: Title:

Solely for purposes of Article VII, Paragraph 5.1 and Paragraph 10.11 COMPASS ASSET MANAGEMENT, A DIVISION OF COMPASS BANK	Solely for purposes of Article VII, Paragraph 5.1 and Paragraph 10.11 GOLDMAN SACHS ASSET MANAGEMENT, L.P.

By: Name: Title:	By: Name: Title:

EXHIBIT A

Expedition Funds and Respective Transaction Parties

Expedition Funds	GST Funds
Expedition Equity Fund Class A Shares Class B Shares Institutional Shares	Goldman Sachs CORE U.S. Equity Fund Class A Shares Class B Shares Institutional Shares

Expedition Equity Income Fund Class A Shares Class B Shares Institutional Shares	Goldman Sachs Growth and Income Fund Class A Shares Class B Shares Institutional Shares

Expedition Investment Grade Bond Fund Class A Shares Class B Shares Institutional Shares	Goldman Sachs Core Fixed Income Fund Class A Shares Class B Shares Institutional Shares

Expedition Tax-Free Investment Grade Bond Fund Class A Shares Class B Shares Institutional Shares	Goldman Sachs Municipal Income Fund Class A Shares Class B Shares Institutional Shares

Expedition Money Market Fund Institutional Shares Investment Service Shares	Goldman Sachs Financial Square Prime Obligations Fund FST Administration Shares FST Service Shares

Expedition Tax-Free Money Market Fund Institutional Shares Investment Service Shares	Goldman Sachs Financial Square Tax-Free Money Market Fund FST Administration Shares FST Service Shares

Schedule 4.2(i)

1)  Lois Burke, et al. v. The Goldman Sachs Group, Inc. et al., No. 04CV 2567 (S.D.N.Y. filed April 2, 2004)

On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against The Goldman Sachs Group, Inc. (“GSG”), GSAM, the trustees and officers of GST, and John Doe Defendants. In addition, the following investment portfolios of the Trust were named as nominal defendants: Goldman Sachs Balanced Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Research Select Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE Large Cap Value Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Asia Growth Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs International Growth Opportunities Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs CORE International Equity Fund, Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, Goldman Sachs Aggressive Growth Strategy Portfolio, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Global Income Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Enhanced Income Fund, Goldman Sachs Internet Tollkeeper Fund, Goldman Sachs CORE Tax-Managed Equity Fund, Goldman Sachs Real Estate Securities Fund, Goldman Sachs ILA Prime Obligations Portfolio, and Goldman Sachs ILA Tax-Exempt Diversified Portfolio (collectively, the “Goldman Sachs Funds”).

2)	Henry C. Gross, et al. v. The Goldman Sachs Group, Inc. et al., No. 04CV 2997 (S.D.N.Y. filed April 19, 2004)

On April 19, 2004, plaintiffs Henry C. Gross, Josef P. Pokorny and Diana D. Pokorny and Maurice Rosenthal and Arlene Rosenthal, identifying themselves as shareholders of the Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs Research Select Fund and Goldman Sachs Internet Tollkeeper Fund, respectively, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against GSG, GSAM, the trustees and officers of GST and John Doe Defendants. In addition, the Goldman Sachs Funds were named as nominal defendants.

3)	Marianne Gooris, et al. v. The Goldman Sachs Group, Inc. et al., No. 04CV 3616 (S.D.N.Y. filed May 6, 2004)

On May 6, 2004, Marianne Gooris, a plaintiff identifying herself as a shareholder of the Goldman Sachs mutual funds, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against GSG, GSAM, the trustees and officers of GST and John Doe Defendants. In addition, the Goldman Sachs Funds were named as nominal defendants.

Each of foregoing lawsuits were brought on behalf of all persons or entities who purchased, redeemed or held shares in the Goldman Sachs Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”) and each lawsuit alleges violations of the 1940 Act, the Investment Advisers Act of 1940 and common law breach of fiduciary duty. The complaints allege, among other things, that during the Class Period, GSAM charged the Goldman Sachs Funds improper Rule 12b-1 fees, made improper brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and made untrue statements of material fact in registration statements and reports filed pursuant to the Investment Company Act. The complaints further allege that GST’s officers and trustees breached their fiduciary duties by, among other things, permitting the payments to occur. The plaintiffs in each lawsuit are seeking compensatory damages; punitive damages; rescission of GSAM’s investment advisory agreement and return of fees paid; an accounting of all Goldman Sachs Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees.

4)	In re Goldman Sachs Mutual Funds Fee Litigation, No. 04-cv-2567 (NRB) (S.D.N.Y. filed November 17, 2004)

On June 29, 2004, the three foregoing complaints were consolidated into one action, In re Goldman Sachs Mutual Funds Fee Litigation, and on November 17, 2004, the plaintiffs filed a consolidated amended complaint against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman, Sachs & Co., GST, Goldman Sachs Variable Insurance Trust (“GSVIT”), the Trustees and Officers of GST and GSVIT and John Doe Defendants (collectively, the “Defendants”) in the United States District Court for the Southern District of New York. The Goldman Sachs Funds were also named as nominal defendants in the amended complaint. The consolidated amended complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Sachs Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”), asserts claims involving (i) violations of the 1940 Act, the Investment Advisers Act of 1940, and New York General Business Law, (ii) common law breach of fiduciary duty, (iii) aiding and abetting breach of fiduciary duty and (iv) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the 1940 Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Sachs Funds paid excessive and improper investment advisory fees to GSAM and GSAMI. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties by, among other things, permitting the payments to be made. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The plaintiffs in the cases are seeking compensatory damages; punitive damages; rescission of GSAM’s and GSAMI’s investment advisory agreement and return of fees paid; an accounting of all Goldman Sachs Funds-related fees, commission and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees.

PART B

GOLDMAN SACHS TRUST

Goldman Sachs CORESM U.S. Equity Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Municipal Income Fund
Goldman Sachs Financial Square Prime Obligations Fund
Goldman Sachs Financial Square Tax-Free Money Market Fund

Statement of Additional Information

January 1, 2005

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Expedition Equity Fund	Goldman Sachs CORESM U.S. Equity Fund
Expedition Equity Income Fund	Goldman Sachs Growth and Income Fund
Expedition Investment Grade Bond Fund	Goldman Sachs Core Fixed Income Fund
Expedition Tax-Free Investment Grade	Goldman Sachs Municipal Income Fund
Bond Fund	Goldman Sachs Financial Square Prime
Expedition Money Market Fund	Obligations Fund
Expedition Tax-Free Money Market Fund	Goldman Sachs Financial Square Tax-Free Money Market Fund
(collectively, the “Expedition Funds”)	(collectively, the “Goldman Funds”)

(each, a series of the Expedition Funds) 101 Federal Street Boston, Massachusetts 02110	(each, a series of the Goldman Sachs Trust) 4900 Sears Tower Chicago, Illinois 60606

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated January 1, 2005 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the Expedition Funds which is scheduled to be held on February 24, 2005. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling Goldman, Sachs & Co. toll free at 800-526-7384. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Reorganization Agreement.

General Information:

This SAI and the Proxy Statement/Prospectus are related to the proposed acquisition of all of the assets of each Expedition Fund by its corresponding Goldman Fund and the assumption by that Goldman Fund of all of the liabilities (except those explicitly excluded as provided in the Reorganization Agreement) of the Expedition Fund. Such assets and liabilities of each Expedition Fund are proposed to be exchanged for Class A Shares, Class B Shares, Institutional Shares, FST Administration Shares or FST Service Shares, as the case may be, of the corresponding Goldman Fund having an aggregate value equal to the net asset value of the particular Expedition Fund’s Class A Shares, Class B Shares, Institutional Shares or Investment Service Shares as of the Valuation Date. At the effective time of the reorganization, each corresponding Goldman Fund will distribute shares to each holder of the Expedition Fund’s shares in an amount equal in value to the shareholder’s Expedition Fund shares as of the effective time of the reorganization and each Expedition Fund will completely liquidate (collectively, the “Reorganization”).

This Statement of Additional Information is accompanied by the following documents:

(1)
The audited financial statements and related report of the independent auditors included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2004 with respect to the Goldman Sachs CORESM U.S. Equity Fund.

(2)
The audited financial statements and related report of the independent auditors included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2004 with respect to the Goldman Sachs Growth and Income Fund.

Incorporation of Documents By Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

(1)
Statement of Additional Information dated December 23, 2003, as amended June 4, 2004, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs CORESM Large Cap Value Fund, Goldman Sachs CORESM U.S. Equity Fund, Goldman Sachs CORESM Large Cap Growth Fund, Goldman Sachs CORESM Small Cap Equity Fund, Goldman Sachs CORESM International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Growth Opportunities Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Growth Fund, Goldman Sachs Research Select FundSM and Goldman Sachs Concentrated Growth Fund (previously filed on EDGAR, Accession No. 0000950123-04-007113).

(2)
Statement of Additional Information dated February 27, 2004, as amended June 4, 2004, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares, Administration Shares, and Separate Account Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund (previously filed on EDGAR, Accession No. 0000950123-04-007113).

(3)
Statement of Additional Information dated April 29, 2004, as amended June 16, 2004, with respect to (i) ILA Shares, ILA Administration Shares, ILA Service Shares and ILA Cash Management Shares of: ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Treasury Obligations Portfolio, ILA Treasury Instruments Portfolio, ILA Government Portfolio, ILA Federal Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio; (ii) ILA Class B and Class C Shares of ILA Prime Obligations Portfolio; and (iii) FST Shares, FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares and FST Capital Shares of: Goldman Sachs–Financial Square Prime Obligations Fund, Goldman Sachs–Financial Square Money Market Fund, Goldman Sachs–Financial Square Treasury Obligations Fund, Goldman Sachs–Financial Square Treasury Instruments Fund, Goldman Sachs–Financial Square Government Fund, Goldman Sachs–Financial Square Federal Fund, and Goldman Sachs–Financial Square Tax-Free Money Market Fund (previously filed on EDGAR, Accession No. 0000950123-04-007424).

(4)
Statement of Additional Information dated March 1, 2004 with respect to the Expedition Money Market Fund, Expedition Tax-Free Money Market Fund, Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund, and Expedition Tax-Free Investment Grade Bond Fund (previously filed on EDGAR, Accession No. 0000935069-04-000277).

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(5)
The audited financial statements and related report of the independent auditors included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2003 with respect to the Goldman Sachs Core Fixed Income Fund (previously filed on EDGAR, Accession No. 0000950123-04-000235). No other parts of the Annual Report are incorporated herein by reference.

(6)
The audited financial statements and related report of the independent auditors included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2003 with respect to the Goldman Sachs Municipal Income Fund (previously filed on EDGAR, Accession No. 0000950123-04-000232). No other parts of the Annual Report are incorporated herein by reference.

(7)
The audited financial statements and related report of the independent auditors included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2003 with respect to the Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund (previously filed on EDGAR, Accession No. 0000950123-04-002974). No other parts of the Annual Report are incorporated herein by reference.

(8)
The unaudited financial statements included in the Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2004 with respect to the Goldman Sachs Core Fixed Income Fund (previously filed on EDGAR, Accession No. 0000950123-04-008304). No other parts of the Semi-Annual Report are incorporated herein by reference.

(9)
The unaudited financial statements included in the Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2004 with respect to the Goldman Sachs Municipal Income Fund (previously filed on EDGAR, Accession No. 0000950123-04-008303). No other parts of the Semi-Annual Report are incorporated herein by reference.

(10)
The unaudited financial statements included in the Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2004 with respect to the Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund (previously filed on EDGAR, Accession No. 0000950123-04-010580). No other parts of the Semi-Annual Report are incorporated herein by reference.

(11)
The audited financial statements and related report of the independent auditors included in the Expedition Funds Annual Report to Shareholders for the fiscal year ended October 31, 2003 with respect to the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund, Expedition Tax-Free Investment Grade Bond Fund, Expedition Money Market Fund, and Expedition Tax-Free Money Market Fund (previously filed on EDGAR, Accession No. 0000935069-04-000058). No other parts of the Annual Report are incorporated herein by reference.

(12)
The unaudited financial statements included in the Expedition Funds Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2004 with respect to the Expedition Equity Fund, Expedition Equity Income Fund, Expedition Investment Grade Bond Fund, Expedition Tax-Free Investment Grade Bond Fund, Expedition Money Market Fund, and Expedition Tax-Free Money Market Fund (previously filed on EDGAR, Accession No. 0000935069-04-000977). No other parts of the Semi-Annual Report are incorporated herein by reference.

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Pro Forma Financial Statements

Under the Reorganization Agreement, each Expedition Fund will be reorganized into the Goldman Fund listed directly opposite such Fund in the table below.

Expedition Fund	Goldman Fund
Equity Fund	CORESM U.S. Equity Fund
Equity Income Fund	Growth and Income Fund
Investment Grade Bond Fund	Core Fixed Income Fund
Tax-Free Investment Grade Bond Fund	Municipal Income Fund
Money Market Fund	Financial Square Prime Obligations Fund
Tax-Free Money Market Fund	Financial Square Tax-Free Money Market Fund

     Shown below are unaudited pro forma financial statements for the combined Goldman Sachs CORESM U.S. Equity Fund and Goldman Sachs Municipal Income Fund, assuming the Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated January 1, 2005, had been consummated as of August 31, 2004 with respect to the Goldman Sachs CORESM U.S. Equity Fund and April 30, 2004 with respect to the Goldman Sachs Municipal Income Fund. No pro forma information has been prepared for the reorganization of the Expedition Equity Income Fund, Expedition Investment Grade Bond Fund, Expedition Money Market Fund and Expedition Tax-Free Money Market Fund because as of November 23, 2004 the net asset value of such Expedition Funds did not exceed 10% of the net asset value of the Goldman Sachs Growth and Income Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Financial Square Prime Obligations Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund, respectively, and, therefore pro forma financial information is not required.

     The Pro Forma Combined Schedules of Investments and the Pro Forma Combined Statements of Assets and Liabilities have been adjusted to give effect to the Reorganization as if the Reorganization had occurred on August 31, 2004 with respect to the Goldman Sachs CORESM U.S. Equity Fund and April 30, 2004 with respect to the Goldman Sachs Municipal Income Fund.

     The Pro Forma Combined Statements of Operations for the Goldman Sachs CORESM U.S. Equity Fund are for the twelve-months ended August 31, 2004 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred September 1, 2003. The Pro Forma Combined Statements of Operations for the Goldman Sachs Municipal Income Fund are for the twelve-months ended April 30, 2004 and have been adjusted to give effect to the Reorganization as if the Reorganization had occurred May 1, 2003.

     The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated on August 31, 2004 with respect to the Goldman Sachs CORESM U.S. Equity Fund or April 30, 2004 with respect to the Goldman Sachs Municipal Income Fund. These pro forma numbers have been estimated in good faith based on information regarding the applicable Expedition Fund and Goldman Fund for the twelve month period ended August 31, 2004 with respect to the Goldman Sachs CORESM U.S. Equity Fund and April 30, 2004 with respect to the Goldman Sachs Municipal Income Fund.

     Additional information regarding the performance of the Expedition Funds and the Goldman Funds is contained in “Management’s Discussion of Fund Performance” in the Proxy Statement/Prospectus.

     The following unaudited pro forma combined schedules and financial statements have been derived from the schedules and financial statements of certain Expedition Funds and Goldman Funds and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred on August 31, 2004 with respect to the Goldman Sachs CORESM U.S. Equity Fund and April 30, 2004 with respect to the Goldman Sachs Municipal Income Fund. The unaudited pro forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the particular Goldman Fund included in its Annual Report to Shareholders for the fiscal year ended August 31, 2004, (with

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respect to the Goldman Sachs CORESM U.S. Equity Fund) and the fiscal year ended October 31, 2003 (with respect to the Goldman Sachs Municipal Income Fund), each of which are incorporated herein by reference, and the financial statements and related notes of the Expedition Equity Fund and the Expedition Tax-Free Investment Grade Bond Fund included in its Annual Report to Shareholders for the fiscal year ended October 31, 2003 which is incorporated herein by reference. The combination of each Expedition Fund and its corresponding Goldman Fund will be accounted for as a tax-free reorganization.

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Pro Forma Combined Portfolios of Investments for the Goldman Sachs Municipal Income Fund and the Expedition Tax-Free Investment Grade Bond Fund
April 30, 2004 (Unaudited)

Principal Amount						Value

Goldman Sachs Municipal Income Fund	Expedition Tax-Free Investment Grade Bond Fund	Pro Forma Combined Fund	Description	Interest Rate	Maturity Date	Goldman Sachs Municipal Income Fund	Expedition Tax-Free Investment Grade Bond Fund	Pro Forma Combined Fund

			Debt Obligations - 97.4%
			Alabama - 2.4%
$-	$1,000,000	$1,000,000	Alabama State, Municipal Electric Authority, Power Supply RB, Series A (MBIA)	5.00%	9/1/2033	$-	$993,750	$993,750
-	1,150,000	1,150,000	Alabama State, Public School & College Authority, Capital ‘Improvements RB, Ser D	5.75	8/1/2019	-	1,271,164	1,271,164
-	1,000,000	1,000,000	Birmingham, Capital Improvement Warrants GO, Series A	5.55	8/1/2021	-	1,076,390	1,076,390
-	1,000,000	1,000,000	Huntsville, Warrants GO, Series D	5.00	11/1/2007	-	1,079,900	1,079,900
-	1,000,000	1,000,000	Montgomery, Warrants GO, Series A	5.10	11/1/2009	-	1,079,250	1,079,250
-	1,000,000	1,000,000	Phoenix City, School Warrants GO (AMBAC)	5.65	8/1/2021	-	1,084,330	1,084,330
-	1,000,000	1,000,000	Tuscaloosa, Warrants	5.65	1/1/2017	-	1,101,210	1,101,210

						$-	$7,685,994	$7,685,994

			Alaska - 1.9%
$2,000,000	$-	$2,000,000	Alaska State Housing Finance Corp. RB for General Mortgage Series 1997 A (MBIA)	6.00%	6/1/2027	$2,056,720	$-	$2,056,720
2,490,000	-	2,490,000	Alaska State Housing Finance Corp. RB Series 1999 A (MBIA)	6.00	6/1/2049	2,571,548	-	2,571,548
1,500,000	-	1,500,000	Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001	5.50	6/1/2029	1,236,930	-	1,236,930

						$5,865,198	$-	$5,865,198

			Arizona - 2.0%
$1,000,000	$-	$1,000,000	Coconino County PCRB for Nevada Power Co. Project Series 1995 E	5.35%	10/1/2022	$888,800	$-	$888,800
1,200,000	-	1,200,000	Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM)	5.85	1/1/2008	1,280,496	-	1,280,496
2,500,000	-	2,500,000	Maricopa County United School District No. 41 GO Bonds Series 1995 (FSA)	6.25	7/1/2015	2,815,100	-	2,815,100
1,235,000	-	1,235,000	Northern Arizona University RB Series 2003 (FGIC)	5.50	6/1/2025	1,317,078	-	1,317,078

						$6,301,474		$6,301,474

			Arkansas - 3.7%
$4,000,000	$-	$4,000,000	Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000	7.25%	2/1/2020	$4,408,600	$-	$4,408,600
320,000	-	320,000	Bentonville Arkansas School District No. 006 GO Bonds Refunding & Construction Series 2003 A (AMBAC)	4.00	6/1/2011	325,622	-	325,622
1,000,000	-	1,000,000	Paragould Sales and Use Tax RB Series 2001 (AMBAC)	5.10	6/1/2018	1,057,620	-	1,057,620
615,000	-	615,000	Paragould Sales and Use Tax RB Series 2001 (AMBAC)	5.05	6/1/2021	627,786	-	627,786
1,825,000	-	1,825,000	Rogers Arkansas School District No. 030 GO Bonds Refunding Series 2003 A (AMBAC)	4.00	2/1/2010	1,882,305	-	1,882,305
1,875,000	-	1,875,000	Rogers Arkansas School District No. 030 GO Bonds Refunding Series 2003 A (AMBAC)	4.00	2/1/2011	1,913,194	-	1,913,194
1,185,000	-	1,185,000	University of Arkansas RB for Fayetteville Campus Series 2002 (FGIC)	5.50	12/1/2017	1,305,977	-	1,305,977

						$11,521,104	$-	$11,521,104

			California - 9.1%
$1,000,000	$-	$1,000,000	Abag Finance Authority RB for Non-Profit Corp. San Diego Hospital Association Series 2001 A	6.13%	8/15/2020	$1,043,600	$-	$1,043,600
1,500,000	-	1,500,000	Abag Finance Authority RB for Non-Profit Corp. Sansum-Santa Barbara Series 2002 A	5.50	4/1/2021	1,511,430	-	1,511,430
1,505,000	-	1,505,000	California Infrastructure & Economic Development Bank Revenue RB for LA County Department of Public Social Services Series 2003 (AMBAC)	5.75	9/1/2023	1,636,898	-	1,636,898
500,000	-	500,000	California State GO Bonds ‘Variable Purpose Series 2004	5.25	4/1/2029	492,175	-	492,175
-	1,280,000	1,280,000	California State GO (FGIC)	5.25	9/1/2030	-	1,294,080	1,294,080
1,000,000	-	1,000,000	California State GO Bonds Variable Purpose Series 2004	5.25	4/1/2034	980,930	-	980,930
2,000,000	-	2,000,000	California State Public Works Board Lease RBfor UCLA Replacement Hospital Series 2002 A (FSA)	5.38	10/1/2019	2,133,200	-	2,133,200
1,000,000	-	1,000,000	California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002	6.00	7/1/2022	1,033,560	-	1,033,560
1,225,000	-	1,225,000	Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-1	6.75	6/1/2039	1,151,745	-	1,151,745
350,000	-	350,000	Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-3	7.88	6/1/2042	371,053	-	371,053
650,000	-	650,000	Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-5	7.88	6/1/2042	689,098	-	689,098
9,000,000	-	9,000,000	Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B	5.50	6/1/2043	8,904,060	-	8,904,060
-	1,000,000	1,000,000	Los Angeles School District GO, Series 1997-E (MBIA)	5.13	1/1/2027	-	1,008,970	1,008,970
1,070,000	-	1,070,000	Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A	5.25	9/2/2015	1,092,106	-	1,092,106
-	1,000,000	1,000,000	San Diego School District GO, Series 1998-D (FGIC)	5.25	7/1/2024	-	1,036,150	1,036,150
-	500,000	500,000	San Gabriel School District GO, Series A (FSA)	5.38	8/1/2021	-	529,530	529,530
200,000	-	200,000	Santa Clara County Financing Authority RB for Measure B Transportation Improvement Program Series 2003	5.00	8/1/2005	208,782	-	208,782
825,000	-	825,000	Santa Clara County Financing Authority RB for Measure B Transportation Improvement Program Series 2003	5.00	8/1/2006	875,729	-	875,729
-	1,000,000	1,000,000	Southern California, Metropolitan Water District RB, Series A	5.10	7/1/2025	-	1,009,320	1,009,320
-	1,000,000	1,000,000	University of California, Multiple Purpose Projects RB, Series M (FGIC)	5.13	9/1/2022	-	1,039,720	1,039,720
-	1,000,000	1,000,000	University of California, Multiple Purpose Projects RB, Series M (FGIC)	5.13	9/1/2023	-	1,031,010	1,031,010

						$22,124,366	$6,948,780	$29,073,146

			Colorado - 1.5%
$2,000,000	$-	$2,000,000	Aurora Centretech Metropolitan District GO Bonds Series 1998 C (LOC - BNP Paribas)	4.88%	12/1/2008	$2,109,200	$-	$2,109,200
500,000	-	500,000	Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001	6.50	11/15/2031	539,605	-	539,605
-	1,000,000	1,000,000	Denver, City and County GO, Series B	5.63	8/1/2007	-	1,097,590	1,097,590
-	1,000,000	1,000,000	La Plata County School District GO (MBIA)	5.25	11/1/2025	-	1,029,110	1,029,110

						$2,648,805	$2,126,700	$4,775,505

			Connecticut - 0.9%
$1,335,000	$-	$1,335,000	Connecticut State GO Bonds Residual Certificates Series 2001 515	13.85%	12/15/2013	$1,825,559	$-	$1,825,559
1,000,000	-	1,000,000	Mashantucket Western Pequot Tribe RB Series 1996 A (ETM)+	6.50	9/1/2005	1,068,610	-	1,068,610

						$2,894,169	$-	$2,894,169

			District of Columbia - 0.7%
$1,000,000	$-	$1,000,000	District of Columbia RB for Medstar University Hospital Series 2001 D	6.88%	2/15/2007	$1,125,090	$-	$1,125,090
200,000	-	200,000	District of Columbia Tobacco Settlement Financing Corp. Asset Backed RB Series 2001	6.75	5/15/2040	183,458	-	183,458
435,000	-	435,000	District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 A PA 821 (RITES)	10.73	5/15/2024	377,458	-	377,458
500,000	-	500,000	District of Columbia Tobacco Settlement Financing Corp. RB Series 2001 B PA 821 (RITES)	11.23	5/15/2033	400,600	-	400,600

						$2,086,606	$-	$2,086,606

			Florida - 2.6%
$1,765,000	$-	$1,765,000	Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA)	5.80%	5/1/2016	$1,979,483	$-	$1,979,483
-	500,000	500,000	Florida State, Board of Education Capital Outlay GO, Series A, Pre-Refunded @101	5.65	1/1/2005	-	519,270	519,270
-	1,000,000	1,000,000	Florida State, Department of Transportation GO, Right of Way Project, Series B	5.50	7/1/2011	-	1,091,390	1,091,390
-	1,000,000	1,000,000	Palm Beach County GO, Series A	5.45	8/1/2013	-	1,083,320	1,083,320
2,785,000	-	2,785,000	Port Everglades Authority RB Series 1986 (ETM)	7.13	11/1/2016	3,427,778	-	3,427,778

						$5,407,261	$2,693,980	$8,101,241

			Georgia - 1.0%
$1,000,000	$-	$1,000,000	Colquitt County GO Bonds for School District Sales Tax Series 2004	2.25%	4/1/2009	$946,300	$-	$946,300
-	1,000,000	1,000,000	Georgia State, GO, Series B	4.00	3/1/2010	-	1,040,000	1,040,000
-	1,000,000	1,000,000	Georgia State, GO, Series B	6.00	3/1/2012	-	1,157,350	1,157,350

						$946,300	$2,197,350	$3,143,650

			Hawaii - 1.6%
$3,500,000	$-	$3,500,000	Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC)	6.63%	7/1/2017	$4,028,010	$-	$4,028,010
-	1,000,000	1,000,000	Hawaii State Go, Series CO (FGIC)	6.00	1/1/2019	-	1,120,970	1,120,970

						$4,028,010	$1,120,970	$5,148,980

			Illinois - 7.6%
$1,000,000	$1,180,000	$2,180,000	Chicago Illinois GO Bonds and Refunding Project Series 2000 C (FGIC)	5.50%	1/1/2019	$1,076,870	$1,270,707	$2,347,577
490,000	-	490,000	Chicago Illinois Ohare International Airport RB for General Airport 3rd Lien Series 2003 A-1 (XLCA)	5.25	1/1/2034	496,394	-	496,394
750,000	-	750,000	Chicago Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA)	5.00	11/15/2011	778,110	-	778,110
1,250,000	-	1,250,000	Chicago Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA)	6.25	11/15/2013	1,377,563	-	1,377,563
2,000,000	-	2,000,000	Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA)	6.50	12/1/2008	2,232,800	-	2,232,800
2,500,000	-	2,500,000	Chicago Midway Airport RB Series 1996 A (MBIA)	5.50	1/1/2010	2,697,375	-	2,697,375
1,000,000	-	1,000,000	Hoffman Estates Park District ‘Debt Certificates RB Series 2004	5.25	12/1/2023	987,860	-	987,860
2,300,000	-	2,300,000	Illinois Development Finance Authority PCRB for Amerencips Series 2000 A	5.50	2/28/2014	2,402,511	-	2,402,511
2,000,000	-	2,000,000	Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund - University Center Project Series 2002	6.25	5/1/2030	2,035,720	-	2,035,720
1,500,000	-	1,500,000	Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund - University Center Project Series 2002	6.25	5/1/2034	1,539,480	-	1,539,480
3,000,000	-	3,000,000	Illinois State GO First Series 2002 (MBIA)	5.38	7/1/2019	3,215,940	-	3,215,940
2,725,000	-	2,725,000	Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA)	9.00	11/1/2016	3,909,585	-	3,909,585

						$22,750,208	$1,270,707	$24,020,915

			Iowa - 0.4%
$1,400,000	$-	$1,400,000	Tobacco Settlement Authority RB for Iowa Asset Backed Bonds Series 2001 B	5.60%	6/1/2035	$1,112,958	$-	$1,112,958

			Kansas - 0.8%
$-	$1,000,000	$1,000,000	Kansas State, Department of Transportation RB, Series A	5.00%	9/1/2006	$-	$1,069,130	$1,069,130
325,000	-	325,000	University Hospital Authority Health Facilities RB for Kansas University Health System Series 2002	5.63	9/1/2032	329,446	-	329,446
1,000,000	-	1,000,000	Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III	5.50	11/15/2025	1,014,490	-	1,014,490

						$1,343,936	$1,069,130	$2,413,066

			Kentucky - 1.9%
$1,000,000	$-	$1,000,000	Kenton County Airport Board RB for Delta Airlines Project Series 1992 A (AMT)	7.13%	2/1/2021	$832,940	$-	$832,940
3,250,000	-	3,250,000	Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA)	0.00/6.00	10/1/2018	3,293,518	-	3,293,518
500,000	-	500,000	Nelson County Industrial Building RB for Mabex Universal Corp. Project Series 1995 (AMT) (LOC - LaSalle Bank N.A.)	6.50	4/1/2005	517,735	-	517,735
1,000,000	-	1,000,000	Russell RB Series 2000 PA 803 (ETM) (RITES)	14.69	11/15/2005	1,201,460	-	1,201,460

						$5,845,653	$-	$5,845,653

			Louisiana - 1.0%
$1,000,000	$-	$1,000,000	Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C	5.25%	9/1/2015	$1,036,750	$-	$1,036,750
500,000	-	500,000	Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C	5.25	9/1/2016	515,330	-	515,330
1,515,000	-	1,515,000	New Orleans Levee District Public Improvement RB Series 1995 (FSA)	5.95	11/1/2015	1,654,198	-	1,654,198

						$3,206,278	$-	$3,206,278

			Maryland - 1.4%
$270,000	$-	$270,000	Anne Arundel County Special Obligation RB for Aundel Mills Project Series 2004	5.13%	7/1/2029	$274,892	$-	$274,892
500,000	-	500,000	Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian)	5.60	7/1/2020	537,635	-	537,635
1,000,000	-	1,000,000	Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian)	5.70	7/1/2029	1,052,620	-	1,052,620
575,000	-	575,000	Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES)	14.75	5/1/2012	793,454	-	793,454
500,000	-	500,000	Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001	5.50	6/1/2032	500,805	-	500,805
500,000	-	500,000	Maryland State Health and Higher Educational Facilities Authority RB for Medstar Health Series 2004	5.38	8/15/2024	479,315	-	479,315
750,000	-	750,000	Maryland State Health and Higher Educational Facilities Authority RB for Medstar Health Series 2004	5.50	8/15/2033	724,740	-	724,740

						$4,363,461	$-	$4,363,461

			Massachusetts - 3.0%
$-	$1,000,000	$1,000,000	Massachusetts State, Consolidated Loan GO, Series A, Pre-Refunded @101	6.00%	2/1/2010	$-	$1,151,740	$1,151,740
-	1,000,000	1,000,000	Massachusetts State, Consolidated Loan GO, Series A, Pre-Refunded @101	6.00	2/1/2010	-	1,151,740	1,151,740
3,000,000	-	3,000,000	Massachusetts State GO Bonds Series 1996 D (AMBAC)	4.50	11/1/2015	3,028,110	-	3,028,110
3,750,000	-	3,750,000	Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA)	5.25	7/1/2012	4,006,800	-	4,006,800

						$7,034,910	$2,303,480	$9,338,390

			Michigan - 1.1%
$2,000,000	$-	$2,000,000	Michigan Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA)	6.13%	11/15/2009	$2,324,240	$-	$2,324,240
1,000,000	-	1,000,000	Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA)	5.38	6/1/2017	1,023,590	-	1,023,590

						$3,347,830	$-	$3,347,830

			Minnesota - 0.2%
$-	$500,000	$500,000	Minnesota State, Public Facilities Authority RB, Water Pollution Control, Series A	6.00%	3/1/2009	$-	$518,220	$518,220

			Mississippi - 0.6%
$1,950,000	$-	$1,950,000	Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998	5.88%	4/1/2022	$1,965,854	$-	$1,965,854

			Missouri - 1.5%
$1,800,000	$-	$1,800,000	Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA)	6.25%	12/1/2021	$1,913,562	$-	$1,913,562
1,525,000	-	1,525,000	Clay County GO Bonds for Public School District No. 53 Liberty Direct Deposit Program Crossover Prerefunded Series 2000	6.13	3/1/2010	1,720,215	-	1,720,215
1,000,000	-	1,000,000	Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA)	5.50	12/1/2015	$1,091,420	$-	$1,091,420

						$4,725,197	$-	$4,725,197

			Montana - 0.3%
$1,000,000	$-	$1,000,000	Forsyth Montana PCRB Refunding Portland Gen-A	5.20%	5/1/2009	$1,046,690	$-	$1,046,690

			Nevada - 2.9%
$-	$1,000,000	$1,000,000	Clark County GO	6.00%	7/1/2006	$-	$1,079,760	$1,079,760
765,000	-	765,000	Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C	5.45	3/1/2013	815,475	-	815,475
2,500,000	-	2,500,000	Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC)	6.00	7/1/2014	2,825,300	-	2,825,300
2,500,000	-	2,500,000	Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC)	5.63	1/1/2032	2,673,350	-	2,673,350
1,585,000	-	1,585,000	Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA)	6.38	1/1/2010	1,844,258	-	1,844,258

						$8,158,383	$1,079,760	$9,238,143

			New Hampshire - 1.0%
$500,000	$-	$500,000	New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002	6.00%	7/1/2022	$512,340	$-	$512,340
100,000	-	100,000	New Hampshire Health and Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian)	5.00	10/1/2013	104,687	-	104,687
200,000	-	200,000	New Hampshire Health and Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian)	5.00	10/1/2015	206,632	-	206,632
100,000	-	100,000	New Hampshire Health and Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian)	5.00	10/1/2018	100,597	-	100,597
1,250,000	-	1,250,000	New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993	6.13	10/1/2013	1,280,625	-	1,280,625
-	1,000,000	1,000,000	New Hampshire State RB (MBIA)	5.25	8/15/2019	-	1,072,500	1,072,500

						$2,204,881	$1,072,500	$3,277,381

			New Jersey - 2.5%
$500,000	$-	$500,000	New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center Healthcare Series 2002	6.50%	7/1/2021	$512,220	$-	$512,220
625,000	-	625,000	New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA)	5.25	7/1/2032	616,925	-	616,925
-	1,000,000	1,000,000	New Jersey State GO, Series F	5.50	8/1/2011	-	1,117,470	1,117,470
2,000,000	-	2,000,000	New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C	5.50	6/15/2019	2,175,180	-	2,175,180
1,000,000	-	1,000,000	New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C	5.50	6/15/2024	1,052,890	-	1,052,890
2,000,000	-	2,000,000	Tobacco Settlement Financing Corp. ‘RB for New Jersey Asset Backed Bonds Series 2002	6.00	6/1/2037	1,707,200	-	1,707,200
250,000	-	250,000	Tobacco Settlement Financing Corp. RB Series 2003	4.75	6/1/2012	229,760	-	229,760
250,000	-	250,000	Tobacco Settlement Financing Corp. RB Series 2003	5.00	6/1/2013	229,747	-	229,747
300,000	-	300,000	Tobacco Settlement Financing Corp. RB Series 2003	6.75	6/1/2039	283,515	-	283,515

						$6,807,437	$1,117,470	$7,924,907

			New Mexico - 2.3%
$3,000,000	-	$3,000,000	Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA)	5.88%	6/1/2023	$3,039,360	$-	$3,039,360
3,530,000	-	3,530,000	Farmington PCRB Public Service Co. New Mexico Series 1997 D	6.38	4/1/2022	3,789,278	-	3,789,278
300,000	-	300,000	New Mexico Finance Authority Cigarette Tax RB for UNM Health Series 2004 A (MBIA)	5.00	4/1/2017	311,982	-	311,982

						$7,140,620	$-	$7,140,620

			New York - 5.8%
$-	$500,000	$500,000	Brookhaven GO (FGIC)	5.50%	10/1/2013	$-	$551,675	$551,675
1,000,000	-	1,000,000	Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)	9.60	5/15/2010	1,203,320	-	1,203,320
2,015,000	-	2,015,000	New York City GO Bonds Prerefunded Series 1996 G	5.75	2/1/2006	2,179,887	-	2,179,887
1,885,000	-	1,885,000	New York City GO Bonds Unrefunded Balance Series1996 G	5.75	2/1/2014	2,012,596	-	2,012,596
-	1,000,000	1,000,000	New York City GO, Series C (MBIA)	5.38	11/15/2017	-	1,085,830	1,085,830
1,250,000	-	1,250,000	New York City IDA Civic Facility RB for Polytechnic University Project Series 2000	6.00	11/1/2020	1,092,500	-	1,092,500
1,000,000	-	1,000,000	New York City Transitional Finance Authority VRDN RB Series 2002 PA 1043 (RITES)	9.60	11/1/2009	1,231,100	-	1,231,100
-	1,000,000	1,000,000	New York City Transitional Authority RB, Series C (FGIC)	5.25	8/1/2014	-	1,085,690	1,085,690
1,500,000	-	1,500,000	New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA)	5.50	11/1/2014	1,682,490	-	1,682,490
-	500,000	500,000	New York State, Environmental Water Facilities RB, Pooled Financing Program, Series F	5.25	11/15/2020	-	529,680	529,680
-	1,000,000	1,000,000	New York State GO, Series A, Pre-Refunded @101	5.88	3/15/2005	-	1,049,810	1,049,810
-	500,000	500,000	New York State GO, Series F	5.25	9/15/2013	-	536,235	536,235
2,600,000	-	2,600,000	Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1	5.50	6/1/2019	2,798,614	-	2,798,614
-	1,000,000	1,000,000	Triborough, Bridge & Tunnel Authority RB, Series A, Pre-Refunded @100.5	5.25	7/1/2009	-	1,117,070	1,117,070

						$12,200,507	$5,955,990	$18,156,497

			North Carolina - 3.5%
$-	$1,650,000	$1,650,000	Burlington GO (AMBAC)	5.20%	2/1/2013	$-	$1,784,062	$1,784,062
-	1,000,000	1,000,000	Charlotte, Water & Server Systems RB	5.13	6/1/2026	-	1,014,900	1,014,900
500,000	-	500,000	North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C	5.38	1/1/2016	518,075	-	518,075
850,000	-	850,000	North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C	5.38	1/1/2017	875,874	-	875,874
600,000	-	600,000	North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D	5.13	1/1/2023	577,908	-	577,908
3,000,000	-	3,000,000	North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC)	5.50	11/1/2025	3,109,830	-	3,109,830
1,000,000	-	1,000,000	North Carolina Municipal Power Agency RB No. 1 Catawba Electric RB Series 1993 (ACA)	5.50	1/1/2010	1,076,040	-	1,076,040
450,000	-	450,000	North Carolina Municipal Power Agency RB No. 1 Catawba Electric RB Series 2003 A	5.50	1/1/2013	482,711	-	482,711
-	1,500,000	1,500,000	Winston-Salem, Water & Sewer Systems RB, Pre-Refunded@ 101	5.25	6/1/2011	-	1,678,890	1,678,890

						$6,640,438	$4,477,852	$11,118,290

			North Dakota - 0.7%
$2,000,000	$-	$2,000,000	Mercer County PCRB for Basin Electric and Power Series 1995-2 (AMBAC)	6.05%	1/1/2019	$2,098,300	$-	$2,098,300

			Ohio - 2.6%
$600,000	$-	$600,000	Cleveland Cuyahoga County Port Authority RB for Rock and Roll Hall of Fame Series 1997 (ETM)	5.45%	12/1/2005	$637,362	$-	$637,362
-	1,000,000	1,000,000	Columbus, City School District, GO (FGIC)	5.00	12/1/2028	-	1,005,000	1,005,000
2,500,000	-	2,500,000	Ohio Air Quality Development Authority PCRB for Ohio Edison Co. Series 1999 C	5.80	12/1/2004	2,546,950	-	2,546,950
-	1,000,000	1,000,000	Ohio State, Building Authority RB, State Facilities Adult Correctional Facilities, Series A (FSA)	5.50	10/1/2013	-	1,103,470	1,103,470
-	500,000	500,000	Pickerington, Local School District GO (FGIC)	5.25	12/1/2020	-	524,180	524,180
2,380,000	-	2,380,000	Plain Local School District GO Bonds Series 2003 (FGIC)	5.25	12/1/2019	2,523,157	-	2,523,157

						$5,707,469	$2,632,650	$8,340,119

			Oregon - 1.0%
$2,000,000	$-	$2,000,000	Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002	6.13%	9/1/2022	$2,052,700	$-	$2,052,700
-	1,000,000	1,000,000	Oregon State, Alternative Energy Project GO, Series E	5.80	7/1/2007	-	1,006,630	1,006,630

						$2,052,700	$1,006,630	$3,059,330

			Pennsylvania - 1.9%
$1,250,000	$-	$1,250,000	Delaware County IDA PCRB for Peco Energy Co. Project Series 1999 A	5.20%	10/1/2004	$1,267,687	$-	$1,267,687
1,000,000	-	1,000,000	Lehigh County Pennsylvania General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003	5.38	8/15/2033	969,410	-	969,410
2,000,000	-	2,000,000	Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT)	6.25	11/1/2031	2,041,620	-	2,041,620
-	1,000,000	1,000,000	Pennsylvania State, Intergovernmental Authority ST, Philadelphia Funding Project (FGIC)	5.25	3/1/2015	-	1,066,450	1,066,450
575,000	-	575,000	Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003	5.40	7/15/2036	565,599	-	565,599

						$4,844,316	$1,066,450	$5,910,766

			Puerto Rico - 0.8%
$2,500,000	$-	$2,500,000	Puerto Rico Commonwealth Highway and Transportation Authority RB Series 1996 Y (XLCA)	5.00%	7/1/2036	$2,535,450	$-	$2,535,450

			South Carolina - 0.7%
$-	$1,000,000	$1,000,000	Greenville County, School District RB	6.00%	12/1/2021	$-	$1,097,020	$1,097,020
-	1,000,000	1,000,000	Lancaster County, School District GO (FSA)	5.10	3/1/2015	-	1,058,900	1,058,900

						$-	$2,155,920	$2,155,920

			Tennessee - 3.1%
$2,000,000	$-	$2,000,000	Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA)	6.25%	7/1/2015	$2,324,640	$-	$2,324,640
3,000,000	-	3,000,000	Johnson City Health and Educational Facilities Board Hospital For Mountain States Health RB First Mortgage Series 2000 A (MBIA)	6.25	7/1/2016	3,504,960	-	3,504,960
825,000	-	825,000	McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997	6.00	10/1/2009	878,873	-	878,873
435,000	-	435,000	Sullivan County Health Educational and Housing Facilities Board RB for Wellmont Health Systems Project Series 2002	5.00	9/1/2004	438,771	-	438,771
300,000	-	300,000	Sullivan County Health Educational and Housing Facilities Board RB for Wellmont Health Systems Project Series 2002	5.25	9/1/2005	311,091	-	311,091
2,130,000	-	2,130,000	Tennessee Housing Development Agency RB for Homeownership Program 1 Series 2000 (AMT)	5.85	7/1/2011	2,291,795	-	2,291,795

						$9,750,130	$-	$9,750,130

			Texas - 7.7%
$700,000	$-	$700,000	Brazos River Authority PCRB for Texas Utility Co. Series 1999 A (AMT)	7.70%	4/1/2033	$794,416	$-	$794,416
1,200,000	-	1,200,000	Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT)	7.70	3/1/2032	1,361,856	-	1,361,856
2,500,000	-	2,500,000	Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT)	5.75	11/1/2011	2,680,700	-	2,680,700
1,000,000	-	1,000,000	Brazos River Authority RB for Texas Centerpoint Energy Refunding Series 2004 B (FGIC)	4.25	12/1/2017	957,910	-	957,910
1,250,000	-	1,250,000	Brazos River Authority RB for Texas Reliant Energy Inc. Project Refunding Series 1999 PJ-A for Texas Reliant Energy Inc. Project Refunding Series 1999 PJ-A	5.38	4/1/2019	1,228,550	-	1,228,550
-	1,000,000	1,000,000	Canyon, Independent School District GO, Series A, PSF	5.38	2/15/2024	-	1,037,290	1,037,290
-	1,000,000	1,000,000	Frisco, Independent School District GO, PSF	5.13	8/15/1930	-	1,007,500	1,007,500
-	1,820,000	1,820,000	Grand Prairie, Independent School District GO, FSA	5.35	2/15/2018	-	1,956,627	1,956,627
3,000,000	-	3,000,000	Gregg County Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian)	6.38	10/1/2025	3,290,040	-	3,290,040
1,000,000	-	1,000,000	Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT)	6.65	4/1/2032	1,061,800	-	1,061,800
2,050,000	-	2,050,000	Harris County Hospital District RB (MBIA)	6.00	2/15/2016	2,304,405	-	2,304,405
1,300,000	-	1,300,000	Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001	6.63	1/1/2011	1,284,582	-	1,284,582
-	500,000	500,000	Lamar, Consolidated Independent School District GO, PSF	5.50	2/15/2015	-	542,075	542,075
-	1,000,000	1,000,000	Leander, Independent School District GO, PSF	5.38	8/15/2019	-	1,064,810	1,064,810
-	1,160,000	1,160,000	Mesquite, Independent School District GO, PSF	5.50	8/15/2021	-	1,242,035	1,242,035
1,775,000	-	1,775,000	Waxahachie Independent School District GO Bonds Capital Appreciating Prerefunded Series 2000 (PSF-GTD)	0.00	8/15/2010	1,180,339	-	1,180,339
80,000	-	80,000	Waxahachie Independent School District GO Bonds Capital Appreciating Unrefunded Balance Series 2000 (PSF - GTD)	0.00	8/15/2013	52,936	-	52,936
-	1,040,000	1,040,000	Williamson County GO (FSA)	5.25	2/15/2027	-	1,060,582	1,060,582

						$16,197,534	$7,910,919	$24,108,453

			Utah - 1.0%
$2,000,000	$-	$2,000,000	Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT)	5.70%	11/1/2026	$1,996,240	$-	$1,996,240
-	1,000,000	1,000,000	Utah State, Intermountain Power Agency RB, Series B (MBIA ETM)	6.00	7/1/2006	-	1,088,380	1,088,380
135,000	-	135,000	Weber County GO Refunding Bonds Series 2004 (AMBAC)	3.13	1/15/2011	129,755	-	129,755

						$2,125,995	$1,088,380	$3,214,375

			Vermont - 0.7%
$2,000,000	$-	$2,000,000	Vermont State Student Assistance Corp. Education Loan RB for Finance Program Series 1993 D (FSA) (AMT)	9.50%	12/15/2005	$2,214,920	$-	$2,214,920

			Virginia - 4.0%
$-	$1,850,000	$1,850,000	Bristol Virginia Utility System RB (MBIA)	5.25%	7/15/2026	$-	$1,893,938	$1,893,938
750,000	-	750,000	Chesapeake IDA PCRB for Virginia Project Series 1985	5.25	2/1/2008	782,430	-	782,430
2,890,000	-	2,890,000	Fairfax County Economic Development Authority RB for Residential Recovery Refunding Series 1998 A (AMT) (AMBAC)	5.85	2/1/2006	3,081,694	-	3,081,694
2,910,000	-	2,910,000	Loudoun County GO Bonds for Public Improvement Series 2001 C	5.25	11/1/2006	3,142,916	-	3,142,916
1,605,000	-	1,605,000	Newport News GO Refunding Bonds Series 2004 C	5.00	5/1/2018	1,687,609	-	1,687,609
-	795,000	795,000	Newport News GO, Series A, Pre-Refunded @102 (MBIA)	5.63	7/1/2005	-	850,435	850,435
-	1,000,000	1,000,000	Virginia, Commonwealth Transportation Board RB, Northern Virginia Transportation Program, Series A	5.50	5/15/2015	-	1,101,530	1,101,530

						$8,694,649	$3,845,903	$12,540,552

			Washington - 5.4%
$2,500,000	$-	$2,500,000	Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA)	6.35%	7/1/2028	$2,761,350	$-	$2,761,350
2,000,000	-	2,000,000	King & Snohomish Counties School District No. 417 Northshore GO Bonds Series 2002 (FSA)	5.50	12/1/2018	2,165,340	-	2,165,340
3,965,000	-	3,965,000	King County Sewer RB Series 1999-2 (FGIC)	6.25	1/1/2009	4,568,434	-	4,568,433
3,025,000	-	3,025,000	Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA)	6.00	1/1/2034	3,142,279	-	3,142,279
500,000	-	500,000	Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA, FHLMC, GNMA)	5.70	6/1/2016	511,285	-	511,285
2,500,000	-	2,500,000	Washington Public Power Supply System RB for Nuclear Project No. 2 Series 1996 A (AMBAC)	5.70	7/1/2011	2,721,925	-	2,721,925
-	1,000,000	1,000,000	Washington State GO, Series B	6.00	1/1/2013	-	1,130,350	1,130,350

						$15,870,613	$1,130,350	$17,000,962

			West Virginia - 0.3%
$-	$1,000,000	$1,000,000	West Virginia State GO, State Road Project (FGIC)	5.63	6/1/2018	$-	$1,098,530	$1,098,530

			Wisconsin - 2.3%
$-	$1,000,000	$1,000,000	Milwaukee GO, Series T, Pre-Refunded @100	5.25%	9/1/2011	$-	$1,114,860	$1,114,860
5,380,000	-	5,380,000	Wisconsin State GO Bonds Series 1999 C	6.25	5/1/2010	6,271,036	-	6,271,037

						$6,271,036	$1,114,860	$7,385,897

			TOTAL DEBT OBLIGATIONS (Cost $229,442,031, $61,915,349 and $291,357,380, respectively)			$242,081,646	$64,689,475	$306,771,121

			Other Municipals - 1.0%
$2,000,000	$-	$2,000,000	Charter Mac Equity Issuer Trust RB Series 2003 A Multifamily Tax-Exempt (AMT)	3.25%	5/15/2005	$2,001,640	$-	$2,001,640
1,000,000	-	1,000,000	Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999 A-1	4.95	8/15/2005	1,005,360	-	1,005,360

			TOTAL OTHER MUNICIPALS (Cost $3,005,857, $0 and $3,005,857, respectively)			$3,007,000	$-	$3,007,000

			Money Market Fund - 0.3%
$-	$900,515	$900,515	Expedition Tax-Free Money Market Fund			$-	$900,491	$900,491

			TOTAL MONEY MARKET FUND (cost $0, $900,491 and $900,491, respectively)			$-	$900,491	$900,491

			TOTAL INVESTMENTS - 98.7% (Cost $232,447,888, $62,815,840 and $295,263,728, respectively)			$245,088,646	$65,589,966	$310,678,612

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ACA	-Insured by American Capital Access
AMBAC	-Insured by American Municipal Bond Assurance Corp.
AMT	-Alternative Minimum Tax
ETM	-Escrow to Maturity
FGIC	-Insured by Financial Guaranty Insurance Co.
FHLMC	-Insured by Federal Home Loan Mortgage Corp.
FNMA	-Insured by Federal National Mortgage Association
FSA	-Insured by Financial Security Assurance Co.
GNMA	-Insured by Government National Mortgage Association Co.
GO	-General Obligation
IDA	-Industrial Development Authority
LOC	-Letter of Credit
MBIA	-Insured by Municipal Bond Investors Assurance
MF Hsg	-Multi-Family Housing
PCRD	-Pollution Control Revenue Bond
PSF-GTD	-Guaranteed by Permanent School Fund
Radian	-Issued by Radian Asset Assurance
RB	-Revenue Bond
RITES	-Residual Interest Tax Exempt Securities
ST	-Special Tax
VRDN	-Variable Rate Demand Note
XLCA	-Insured by XL Capital Assurance

Pro Forma Combined Statements of Assets and Liabilities
For the Goldman Sachs Municipal Income Fund and the Expedition Tax-Free Investment Grade Bond Fund
April 30, 2004 (Unaudited)

	Goldman Sachs Municipal Income Fund	Expedition Tax-Free Investment Grade Bond Fund	Adjustments			Pro Forma Combined Fund

Assets:

Investments in securities, at value (cost $232,447,888, $62,815,840 and $295,263,728, respectively)	$245,088,646	$65,589,966				$310,678,612
Receivables:
Interest	4,706,164	893,215				5,599,379
Investment securities sold	2,519,154	-				2,519,154
Fund shares sold	1,266,592	-				1,266,592
Reimbursement from Adviser	33,984	-				33,984
Other assets	5,303	7,639				12,942

Total assets	$253,619,843	$66,490,820	$			$320,110,663

Liabilities:
Due to custodian	95,474	-				95,474
Payables:
Investment securities purchased	3,588,806	-				3,588,806
Fund shares repurchased	811,650	-				811,650
Income distribution	248,800	205,701				454,501
Amounts owed to affiliates	186,742	21,882		(21,882	)(a)	186,742
Accrued expenses	53,817	48,301		21,882	(a)	124,000

Total liabilities	$4,985,289	$275,884		$-		$5,261,173

Net Assets:
Paid-in capital	241,850,369	63,167,640				305,018,009
Accumulated undistributed net investment income	144,939	12,175				157,114
Accumulated net realized gain (loss) on investment transactions	(6,001,512)	260,995				(5,740,517)
Net unrealized gain on investments	12,640,758	2,774,126				15,414,884

Net Assets	$248,634,554	$66,214,936	$			$314,849,490

Net Assets Value, offering and redemption price per share: (b)
Class A	$15.36	$10.57				$15.36
Class B	$15.36	$10.57				$15.36
Class C	$15.36	$-				$15.36
Institutional	$15.36	$10.58				$15.36
Service	$15.44	$-				$15.44

Shares Outstanding:
Class A	10,925,609	25,899		(8,077	) (c)	10,943,431
Class B	927,633	20,896		(6,516	) (c)	942,013
Class C	349,443	-		-		349,443
Institutional	3,965,632	6,214,515		(1,933,944	) (c)	8,246,203
Service	21,322	-		-		21,322

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	$16,189,639	$6,261,310		$(1,948,537	) (c)	$20,502,412

(a)	Adjustment to reclass amount owed to affiliates of Expedition Tax-Free Investment Grade Bond Fund.
(b)

Maximum public offering price per share for Class A Shares of the Goldman Sachs Municipal Income Fund and Expedition Tax-Free Investment Grade Bond Fund is $16.08 (NAV per share multiplied by 1.0471) and $11.01 (NAV per share multiplied by 1.0417), respectively. At redemption, Class B and Class C shares for the Goldman Sachs Municipal Income Fund may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or  the original purchase of the shares.

(c)	Adjustment to reflect reduction of shares based on Goldman Sachs Municipal Income Fund NAV.

Pro Forma Combined Statements of Operations
For the Goldman Sachs Municipal Income Fund and the Expedition Tax-Free Investment Grade Bond Fund
For the Twelve Months Ended April 30, 2004 (Unaudited)

	Goldman Sachs Municipal Income Fund	Expedition Tax-Free Investment Grade Bond Fund	Adjustments		Pro Forma Combined Fund

Investment Income:

Interest	$12,248,412	$3,166,742	$-		$15,415,154

Total income	12,248,412	3,166,742	-		15,415,154

Expenses:
Management fees	1,330,419	365,861	34,152	(a)	1,730,432
Administrative fees	-	146,345	(146,345	) (b)	-
Distribution and Service fees	608,344	3,050	-		611,394
Transfer Agent fees	368,964	86,429	(56,809	) (c)	398,584
Custody and accounting fees	132,996	14,632	(5,628	) (c)	142,000
Registration fees	81,611	8,868	(8,479	) (c)	82,000
Printing fees	40,228	8,576	(6,804	) (c)	42,000
Audit fees	25,312	16,271	(16,271	) (c)	25,312
Legal fees	21,223	6,249	(6,249	) (c)	21,223
Trustee fees	11,875	2,405	(2,405	) (c)	11,875
Service share fees	1,311	-	-		1,311
Insurance expense	3,673	573	(573	) (c)	3,673
Other	16,961	13,556	(10,190	) (c)	20,327

Total expenses	$2,642,917	$672,815	$(225,601)		$3,090,131
Less - expense reductions	(446,290)	(84,368)	37,521	(d)	(493,137)

Net Expenses	$2,196,627	$588,447	$(188,080)		$2,596,994

Net Investment Income	$10,051,785	$2,578,295	$188,080		$12,818,160

Realized and unrealized gain (loss) on investment and swap transactions:
Net realized gain (loss) from:
Investment transactions	$(360,689)	$548,077	$-		$187,388
Swap contracts	(212,658)	-	-		(212,658)

Net change in unrealized (loss) on:
Investments	(872,684)	(2,015,487)	-		(2,888,171)
Swap contracts	20,913	-	-		20,913

Net realized and unrealized loss on investment and swap transactions	$(1,425,118)	$(1,467,410)	$-		$(2,892,528)

Net Increase in Net Assets Resulting from Operations	$8,626,667	$1,110,885	$188,080		$9,925,632

(a)	Adjustment to reflect higher Advisory fee rate for the Goldman Sachs Municipal Income Fund.
(b)	Adjustment to eliminate Administrative fee. Goldman Sachs Municipal Income Fund does not charge a separate Administrative Fee.
(c)	Adjustments to reflects the anticipated savings as a result of consolidation of tranfer agent, printing, custody and accounting and other services.
(d)	Adjustment to reflect decrease in expense reduction based on Goldman Sachs Municipal Income Fund current expense cap.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Notes to Financial Statements

April 30, 2004 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust includes the Goldman Sachs Municipal Income Fund (Municipal Income) (the “Fund”).  The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

          Since the Fund may invest a large percentage of its total assets in obligations of issuers within the same state, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting that state.

          Expedition Funds (the “EX Funds”) is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The EX Funds includes the Expedition Tax-Free Investment Grade Bond Fund (Expedition Tax-Free Fund) which is registered to offer three classes of shares — Institutional Shares, Investment Shares – Class A and Investment Shares – Class B.

2. BASIS OF COMBINATION

The unaudited pro forma Schedule of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the Municipal Income and the Expedition Tax Free Funds as if the proposed reorganization occurred as of and for the twelve months ended April 30, 2004. Certain securities held by the Expedition Tax-Free Fund that do not meet the investment criteria or investment percentages of the Municipal Income Fund may be sold prior to or after the reorganization. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.

                The Municipal Income Fund is considered to be the accounting survivor for financial statement purposes. The Agreement and Plan of Reorganization (the “Reorganization Agreement”) is intended to provide for a tax-free acquisition of the Expedition Tax-Free Fund into the Municipal Income Fund. The reorganization is expected to be completed in February 2005.

3. SHARES OF BENEFICIAL INTEREST

These pro forma statements give effect to the proposed transaction whereby all of the assets of the Expedition Tax-Free Fund will be exchanged for shares of Municipal Income Fund. The Municipal Income Fund will assume the liabilities (except those explicitly excluded as provided in the Reorganization Agreement) of the Expedition Tax-Free Fund. Immediately thereafter, shares of Municipal Income Fund will be distributed to the shareholders of the Expedition Tax-Free Fund. The Expedition Tax-Free Fund will be subsequently dissolved.

     The pro forma net asset value per share assumes the issuance of additional shares of the Municipal Income Fund, which would have been issued on April 30, 2004 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the April 30, 2004 net assets of the Expedition Tax-Free Fund and the net asset value per share of the Municipal Income Fund. These amounts are summarized as follows:

	Class A	Class B	Institutional

Increase in Shares Issued	17,822	14,380	4,280,571
Net Assets 04/30/2004	$273,707	$220,869	$65,720,360
Pro Forma Net Asset Value 04/30/2004	$15.36	$15.36	$15.36

4. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.  Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available or are deemed inaccurate by the Fund’s investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost which approximates value.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Market discounts, original issue discount and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

          Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

          The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in capital, depending on the type of book/tax differences that may exist.

          As of its most recent fiscal year ended October 31, 2003, the Municipal Income Fund had capital loss carryforwards of $1,187,567, $3,726,522 and $872,080 that will be expiring in 2007, 2008 and 2011, respectively. As of its most recent fiscal year ended October 31, 2003, the Expedition Tax-Free Fund had no capital loss carryforward.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

          Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and Service Plans.  Service Shares bear all expenses and fees related to their Service and Shareholder Administration Plans.  Each class of shares of the Fund separately bears its respective class-specific Transfer Agency fees.

E. Segregation Transactions — The Fund may enter into certain derivative transactions to seek to increase total return.  Interest rate swaps, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into those transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

1

5. AGREEMENTS

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”) serves as an investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund.  Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.

          As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

          For the twelve months ended April 30, 2004, GSAM has voluntarily agreed to waive a portion of its Management fee, equal to an annual percentage rate of the Fund’s average daily net assets. GSAM may discontinue or modify this waiver in the future at its discretion.

          Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification, shareholder meeting and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such expense reimbursement, if any, is computed daily and paid monthly. In addition, the Fund is not obliged to reimburse GSAM for prior fiscal year expense reimbursements, if any.

          For the twelve months ended April 30, 2004, the Fund’s Management Fees, Management Fee waiver and other expense limitation as an annual percentage rate of average daily net assets is as follows:

	Management Fee

Fund	Contractual Annual Rate	Waiver Annual Rate	Net Annual Rate	Other Expense Limit

Municipal Income	0.55%	0.05%	0.50%	0.004%

           The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.

          Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges.  During the twelve months ended April 30, 2004, Goldman Sachs advised the Fund that it retained approximately $135,800 resulting from Class A sales loads in the Fund, and did not retain any amounts from Class B and Class C Shares.

          Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.

          The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to, on an annual basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.

          For the twelve months ended April 30, 2004, the Fund’s adviser has voluntarily agreed to waive certain fees and reimburse other expenses.  In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction of the Fund’s expenses. For the twelve months ended April 30, 2004, expense reductions were as follows (in thousands):

	Management Fee Waiver	Other Expense Reimbursement	Custody Credit	Total Expense Reductions

Municipal Income	$121	$324	$1	$446

          At April 30, 2004, the amounts owed to affiliates were as follows (in thousands):

Fund	Management Fees	Distribution and Service Fees	Transfer Agent Fees	Total

Municipal Income	$103	$52	$32	$187

2

GOLDMAN SACHS MUNICIPAL INCOME FUND

Notes to Financial Statements

April 30, 2004 (Unaudited)

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the twelve months ended April 30, 2004, the Fund did not have any borrowings under this facility.

7. OTHER MATTERS

Legal Proceedings—Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSAM, Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The amended complaint alleges violations of the Act, the Investment Advisers Act of 1940 and New York General Business Law. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty, aiding and abetting breach of fiduciary duty and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldmans Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties by, among other things, permitting the payments to occur. The consolidated and amended complaint also alleges that GSAM used 12b-1 fees for improper purposes and made improper use of soft dollars. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldmans Sachs Funds.

3

4

Pro Forma Combined Portfolio of Investments for the Goldman Sachs CORE U.S. Equity Fund and the Expedition Equity Fund
August 31, 2004 (Unaudited)

Shares				Description	Value

Goldman Sachs CORE U.S. Equity Fund	Expedition Equity Fund	Adjustments	Pro Forma Combined Fund	Common Stocks - 99.4%	Goldman Sachs CORE U.S. Equity Fund	Expedition Equity Fund	Adjustments	Pro Forma Combined Fund

				Aerospace & Defense - 0.5%
-	50,400	-	50,400	United Technologies Corp.	$-	$4,733,064	-	$4,733,064

				Biotechnology - 2.4%
114,500	-	-	114,500	Biogen Idec, Inc.	$6,793,285		$-	$6,793,285
227,620	-	-	227,620	Genentech, Inc.	11,103,304		-	11,103,304
47,400	-	-	47,400	ImClone Systems, Inc.	2,525,472		-	2,525,472

					$20,422,061	$-	-	$20,422,061

				Broadcasting, Newspapers & Advertising - 0.5%
-	20,600	-	20,600	Gannett Co.	$-	$1,744,820	-	$1,744,820
-	20,800	-	20,800	Omnicom Group	-	1,431,248	-	1,431,248
-	55,000	-	55,000	UTStarcom, Inc.	-	850,850	-	850,850

					$-	$4,026,918	-	$4,026,918

				Broker/Dealer - 0.3%
-	36,000	(36,000)	-	Goldman Sachs Group@	$-	$3,227,400	(3,227,400)	$-
-	62,500	-	62,500	Morgan Stanley	-	3,170,625	-	3,170,625

					$-	$6,398,025	(3,227,400)	$3,170,625

				Chemicals - 2.1%
190,800	-	-	190,800	3M Co.	$15,714,288		$-	$15,714,288
67,600		-	67,600	Monsanto Co.	2,474,160		-	2,474,160

					$18,188,448	$-	-	$18,188,448

				Communications Equipment - 0.5%
-	69,530	-	69,530	L-3 Communication Holdings	$-	$4,355,359	-	$4,355,359

				Computer Hardware - 2.2%
51,320	103,500	-	154,820	Cisco Systems, Inc.	$962,763	$1,941,660	-	$2,904,423
366,450	74,000	-	440,450	Dell, Inc.	12,767,118	2,578,160	-	15,345,278
7,800	-	-	7,800	Lexmark International, Inc.	689,910		-	689,910

					$14,419,791	$4,519,820	-	$18,939,611

				Computers & Services - 0.3%
-	30,000	-	30,000	International Business Machines Corp.	$-	$2,540,700	-	$2,540,700

				Computer Software - 5.6%
204,500	-	-	204,500	BMC Software, Inc.	$3,061,365		$-	$3,061,365
1,137,440	110,000	-	1,247,440	Microsoft Corp.	31,052,112	3,003,000	-	34,055,112
234,100	-	-	234,100	Symantec Corp.	11,227,436		-	11,227,436

					$45,340,913	$3,003,000	-	$48,343,913

				Cosmetics/Toiletries - 0.9%
-	80,000	-	80,000	Gillette, Co.	$-	$3,400,000	-	$3,400,000
-	72,000	-	72,000	Procter & Gamble Co.	-	4,029,840	-	4,029,840

					$-	$7,429,840	-	$7,429,840

				Defense/Aerospace - 1.4%
52,500		-	52,500	Northrop Grumman Corp.	$2,711,625		$-	$2,711,625
73,600		-	73,600	Raytheon Co.	2,556,128		-	2,556,128
136,800	-	-	136,800	The Boeing Co.	7,143,696		-	7,143,696

					$12,411,449	$-	-	$12,411,449

				Diversfied Financial Services - 0.9%
-	90,000	-	90,000	JP Morgan Chase & Co.	$-	$3,562,200	-	$3,562,200
-	76,000	-	76,000	American Express Co.	-	3,801,520	-	3,801,520

					$-	$7,363,720	-	$7,363,720

				Diversified Manufacturing - 1.0%
-	40,000	-	40,000	Fortune Brands, Inc.	$-	$2,926,000	-	$2,926,000
-	171,000	-	171,000	General Electric Co.	-	5,607,090	-	5,607,090

					$-	$8,533,090	-	$8,533,090

				Drugs - 8.1%
91,300	-	-	91,300	Allergan, Inc.	$6,815,545		$-	$6,815,545
52,400	-	-	52,400	AmerisourceBergen Corp.	2,834,840		-	2,834,840
23,600	-	-	23,600	Covance, Inc.	883,820		-	883,820
14,410	-	-	14,410	Eli Lilly & Co.	914,314		-	914,314
395,150	47,000	-	442,150	Johnson & Johnson	22,958,215	2,730,700	-	25,688,915
863,100	125,500	-	988,600	Pfizer, Inc.	28,197,477	4,100,085	-	32,297,562

					$62,604,211	$6,830,785	-	$69,434,996

				Electrical Services - 0.6%
-	130,000	-	130,000	Exelon Corp.	$-	$4,790,500	-	$4,790,500

				Electrical Utilities - 1.6%
426,710	-	-	426,710	Edison International	$11,469,965		$-	$11,469,965
39,800	-	-	39,800	Entergy Corp.	2,399,940		-	2,399,940

					$13,869,905	$-	-	$13,869,905

				Electronic Components - Misc - 0.1%
-	100,000	-	100,000	Flextronics International	$-	$1,241,000	-	$1,241,000

				Energy Resources - 3.8%
58,400	84,000	-	142,400	Apache Corp.	$2,609,896	$3,753,960	-	$6,363,856
19,700	-	-	19,700	Burlington Resources, Inc.	713,731		-	713,731
116,021	-	-	116,021	ConocoPhillips	8,635,443		-	8,635,443
18,300	-	-	18,300	Devon Energy Corp.	1,186,023		-	1,186,023
15,800	-	-	15,800	EOG Resources, Inc.	912,766		-	912,766
195,416	-	-	195,416	Exxon Mobil Corp.	9,008,678	-	-	9,008,678
99,400		-	99,400	Occidental Petroleum Corp.	5,134,010		-	5,134,010
28,700	-	-	28,700	XTO Energy, Inc.	804,748		-	804,748

					$29,005,295	$3,753,960	-	$32,759,255

				Entertainment - 0.2%
-	34,000	-	34,000	Harrah's Entertainment, Inc.	$-	$1,638,460	-	$1,638,460

				Environmental & Other Services - 1.8%
359,810	-	-	359,810	Cendant Corp.	$7,782,690		$-	$7,782,690
278,410	-	-	278,410	Waste Management, Inc.	7,737,014		-	7,737,014

					$15,519,704	$-	-	$15,519,704

				Food & Beverages - 4.1%
-	62,000	-	62,000	Anheuser-Busch Cos., Inc.	$-	$3,273,600	-	$3,273,600
361,051	-	-	361,051	Archer-Daniels-Midland Co.	5,765,984		-	5,765,984
-	100,000	-	100,000	Constellation Brands, Inc. Cl A	-	3,677,000	-	3,677,000
250,010		-	250,010	Kraft Foods, Inc.	7,820,313		-	7,820,313
-	48,000	-	48,000	Pepsico, Inc.	-	2,400,000	-	2,400,000
43,530	-	-	43,530	Supervalu, Inc.	1,147,451		-	1,147,451
-	51,000	-	51,000	Sysco Corp.	-	1,639,140	-	1,639,140
591,500	-	-	591,500	Tyson Foods, Inc.	$9,747,920		$-	$9,747,920

					$24,481,668	$10,989,740	-	$35,471,408

				Gas Utilities - 0.1%
21,000	-	-	21,000	Sempra Energy	$759,150		$-	$759,150

				Home Products - 3.1%
101,900	-	-	101,900	Avon Products, Inc.	$4,501,942		$-	$4,501,942
265,540	-	-	265,540	The Gillette Co.	11,285,450		-	11,285,450
191,260	-	-	191,260	The Procter & Gamble Co.	10,704,822		-	10,704,822

					$26,492,214	$-	-	$26,492,214

				Hotel & Leisure - 0.8%
86,100	-	-	86,100	GTECH Holdings Corp.	$2,023,350		$-	$2,023,350
50,700	-	-	50,700	Harman International Industries, Inc.	4,902,183		-	4,902,183

					$6,925,533	$-	-	$6,925,533

				Information Services - 2.7%
354,200	-	-	354,200	Accenture Ltd.	$9,244,620		$-	$9,244,620
104,600	-	-	104,600	IMS Health, Inc.	2,440,318		-	2,440,318
174,700	-	-	174,700	Moody's Corp.	11,977,432	-	-	11,977,432

					$23,662,370	$-	-	$23,662,370

				Insurance - 0.9%
-	85,000	-	85,000	Allstate Corp.	$-	$4,012,850	-	$4,012,850
-	55,000	-	55,000	American International Group, Inc.	-	3,918,200	-	3,918,200

					$-	$7,931,050	-	$7,931,050

				Internet - 0.5%
47,900	-	-	47,900	eBay, Inc.	$4,145,266		$-	$4,145,266

				Large Banks - 7.7%
528,584	80,000	-	608,584	Bank of America Corp.	$23,775,708	$3,598,400	-	$27,374,108
141,170	87,000	-	228,170	Citigroup, Inc.	6,575,699	4,052,460	-	10,628,159
384,300	-	-	384,300	U.S. Bancorp	11,336,850		-	11,336,850
328,340	-	-	328,340	Wachovia Corp.	15,402,429		-	15,402,429
13,530	-	-	13,530	Wells Fargo & Co.	794,888		-	794,888

					$57,885,574	$7,650,860	-	$65,536,434

				Life Insurance - 4.0%
60,100	90,400	-	150,500	Lincoln National Corp.	$2,722,530	$4,095,120	-	$6,817,650
216,200	-	-	216,200	MetLife, Inc.	8,053,450		-	8,053,450
19,710	-	-	19,710	Nationwide Financial Services, Inc.	685,711		-	685,711
227,300	-	-	227,300	Principal Financial, Inc.	7,889,583		-	7,889,583
235,010	-	-	235,010	Prudential Financial, Inc.	10,852,762		-	10,852,762

					$30,204,036	$4,095,120	-	$34,299,156

				Machinery - 0.4%
-	52,000	-	52,000	Caterpillar, Inc.	$-	$3,780,400	-	$3,780,400

				Measuring Devices - 0.3%
-	144,000	-	144,000	PerkinElmer, Inc.	$-	$2,517,120	-	$2,517,120

				Media - 4.2%
149,437	-	-	149,437	Comcast Corp.	$4,209,640		$-	$4,209,640
158,700	-	-	158,700	Fox Entertainment Group, Inc.	4,307,118		-	4,307,118
410,760	-	-	410,760	The Walt Disney Co.	9,221,562		-	9,221,562
806,190	-	-	806,190	Time Warner, Inc.	13,181,207		-	13,181,207
164,146	-	-	164,146	Viacom, Inc. Class B	5,467,703		-	5,467,703

					$36,387,230	$-	-	$36,387,230

				Medical Products - 3.8%
-	52,000	-	52,000	Amgen, Inc.	$-	$3,083,080	-	$3,083,080
44,100	51,000	-	95,100	C. R. Bard, Inc.	2,474,010	2,861,100	-	5,335,110
-	28,000	-	28,000	Invitrogen Corp.	-	1,386,000	-	1,386,000
-	126,000	-	126,000	Mylan Laboratories, Inc.	-	2,194,920	-	2,194,920
-	22,800	-	22,800	Quest Diagnostics	-	1,951,680	-	1,951,680
31,200	21,000	-	52,200	St. Jude Medical	2,098,200	1,412,250	-	3,510,450
-	59,000	-	59,000	United Health Group, Inc.	-	3,901,670	-	3,901,670
165,500	-	-	165,500	Zimmer Holdings, Inc.	11,800,150		-	11,800,150

					$16,372,360	$16,790,700	-	$33,163,060

				Medical Providers - 0.2%
46,400	-	-	46,400	Caremark Rx, Inc.	$1,331,680	$-	-	$1,331,680

				Metals-Aluminum - 0.3%
-	85,000	-	85,000	Alcoa, Inc.	$-	$2,752,300	-	$2,752,300

				Mining - 0.1%
17,100	-	-	17,100	Newmont Mining Corp.	$759,069	$-	-	$759,069

				Miscellaneous Business Services - 0.6%
-	49,000	-	49,000	Affiliated Computers Services, Cl A	$-	$2,662,170	-	$2,662,170
-	67,000	-	67,000	First Data Corp.	-	2,830,750	-	2,830,750

					-	$5,492,920	-	$5,492,920

				Motor Vehicle - 1.8%
136,630	-	-	136,630	AutoNation, Inc.	$2,246,197		$-	$2,246,197
69,200	-	-	69,200	Delphi Corp.	633,872		-	633,872
925,600	-	-	925,600	Ford Motor Co.	13,060,216		-	13,060,216

					$15,940,285	$-	-	$15,940,285

				Oil Refining - 3.2%
-	55,000	-	55,000	ConocoPhillips	$-	$4,093,650	-	$4,093,650
-	40,000	-	40,000	Schlumberger Ltd.	-	2,472,000	-	2,472,000
169,300	-	-	169,300	Sunoco, Inc.	10,411,950		-	10,411,950
165,800	-	-	165,800	Valero Energy Corp.	10,947,774	-	-	10,947,774

					$21,359,724	$6,565,650	-	$27,925,374

				Paper & Packaging - 0.1%
30,000	-	-	30,000	Louisiana-Pacific Corp.	$741,000		$-	$741,000

				Parts & Equipment - 2.1%
373,620	-	-	373,620	General Electric Co.	$12,251,000		$-	$12,251,000
192,900	-	-	192,900	Tyco International Ltd.	6,041,628		-	6,041,628

					$18,292,628	$-	-	$18,292,628

				Property Insurance - 2.5%
2,700	-	-	2,700	Alleghany Corp.	$702,027		$-	$702,027
24,100	-	-	24,100	American Financial Group, Inc.	709,745		-	709,745
19,329	-	-	19,329	American International Group, Inc.	1,376,998		-	1,376,998
125,367	-	-	125,367	Fidelity National Financial, Inc.	4,720,068		-	4,720,068
144,310		-	144,310	Loews Corp.	8,196,808		-	8,196,808
85,400		-	85,400	MBIA, Inc.	4,890,858		-	4,890,858
27,800	-	-	27,800	The PMI Group, Inc.	1,154,534		-	1,154,534

					$21,751,038	$-	-	$21,751,038

				Publishing - 0.1%
9,200	-	-	9,200	The McGraw-Hill Cos., Inc.	$696,716		$-	$696,716

				Regionals - 0.3%
23,670	-	-	23,670	Associated Banc-Corp.	$740,871		$-	$740,871
47,300	-	-	47,300	Bank of Hawaii Corp.	2,245,804		-	2,245,804

					$2,986,675	$-	-	$2,986,675

				REITS - 0.5%
114,010	-	-	114,010	Equity Office Properties Trust	$3,256,126		$-	$3,256,126
22,400	-	-	22,400	General Growth Properties, Inc.	675,808		-	675,808

					$3,931,934	$-	-	$3,931,934

				Retail Apparel - 5.3%
57,700	-	-	57,700	Barnes & Noble, Inc.	$1,994,112		$-	$1,994,112
-	40,000	-	40,000	Best Buy Co., Inc.	-	1,860,800	-	1,860,800
103,300	-	-	103,300	Circuit City Stores, Inc.	1,339,801		-	1,339,801
179,700	-	-	179,700	Coach, Inc.	7,574,355		-	7,574,355
52,500	-	-	52,500	Costco Wholesale Corp.	2,161,425		-	2,161,425
-	80,000	-	80,000	CVS Corp.	-	3,200,000	-	3,200,000
231,400	-	-	231,400	Federated Department Stores, Inc.	10,042,760		-	10,042,760
-	50,000	-	50,000	Home Depot, Inc.	-	1,828,000	-	1,828,000
64,800		-	64,800	Kmart Holding Corp.	4,964,976		-	4,964,976
34,400	102,000	-	136,400	Staples, Inc.	986,592	2,925,360	-	3,911,952
-	64,000	-	64,000	Target Corp.	-	2,853,120	-	2,853,120
83,660	-	-	83,660	Wal-Mart Stores, Inc.	4,406,372		-	4,406,372

					$33,470,393	$12,667,280	-	$46,137,673

				Semiconductors - 1.2%
-	90,000	-	90,000	Applied Materials, Inc.	$-	$1,430,100	-	$1,430,100
236,430	-	-	236,430	Avnet, Inc.	3,754,508		-	3,754,508
143,900	107,500	-	251,400	Intel Corp.	3,063,631	2,288,675	-	5,352,306

					$6,818,139	$3,718,775		$10,536,914

				Software & Programming - 0.1%

-	46,000	-	46,000	Veritas Software Co.	$-	$769,120	-	$769,120

				Specialty Financials - 3.9%
88,500	-	-	88,500	AmeriCredit Corp.	$1,850,535		$-	$1,850,535
165,000	-	-	165,000	CIT Group, Inc.	5,897,100		-	5,897,100
363,600	-	-	363,600	Countrywide Financial Corp.	12,925,980		-	12,925,980
183,600	-	-	183,600	Freddie Mac	12,323,232		-	12,323,232
28,620	-	-	28,620	MBNA Corp.	690,887		-	690,887

					$33,687,734	$-	-	$33,687,734

				Telecommunications Equiptment - 3.3%
841,150	-	-	841,150	Motorola, Inc.	$13,584,572		$-	$13,584,572
401,800	-	-	401,800	QUALCOMM, Inc.	15,288,490		-	15,288,490

					$28,873,062	$-	-	$28,873,062

				Telephone - 3.7%
33,600	-	-	33,600	CenturyTel, Inc.	$1,081,584		$-	$1,081,584
-	85,000	-	85,000	Nextel Communications, Inc.	-	1,971,150	-	1,971,150
187,900	84,600	-	272,500	SBC Communications, Inc.	4,845,941	2,181,834	-	7,027,775
674,930	-	-	674,930	Sprint Corp.	13,282,622		-	13,282,622
220,400	-	-	220,400	Verizon Communications, Inc.	8,650,700		-	8,650,700

					$27,860,847	$4,152,984	-	$32,013,831

				Thrifts - 0.4%
34,800	-	-	34,800	Golden West Financial Corp.	$3,766,404		$-	$3,766,404

				Tobacco - 1.4%
158,110	-	-	158,110	Reynolds American, Inc.	$11,937,305		$-	$11,937,305

				Transports - 0.3%
10,800	-	-	10,800	FedEx Corp.	$885,492		$-	$885,492
24,010	-	-	24,010	United Parcel Service, Inc. Class B	1,753,930		-	1,753,930

					$2,639,422	$-	-	$2,639,422

				Wireless - 0.6%
18,400	-	-	18,400	ALLTEL Corp.	$1,005,560		$-	$1,005,560
180,100	-	-	180,100	AT&T Wireless Services, Inc.	2,633,062		-	2,633,062
40,410	-	-	40,410	United States Cellular Corp.	1,626,503		-	1,626,503

					$5,265,125	$-	-	$5,265,125

				TOTAL COMMON STOCKS

		-		(Cost $613,217,602, $148,858,026, (2,951,195) and $759,124,433, respectively)	$701,206,358	$161,032,260	(3,227,400)	$859,011,218

				Money Market Fund - 0.1%
-	710,804	-	$710,804	Expedition Money Market Fund	$-	$710,804	-	$710,804

				TOTAL MONEY MARKET FUND
		-		Cost $0, $710,804 and $710,804, respectively)	$-	$710,804	-	$710,804

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL

		-		(Cost $613,217,602, $149,568,830, ($2,951,195) and $759,835,237, respectively)	$701,206,358	$161,743,064	(3,227,400)	$859,722,022

				Securities Lending Collateral - 3.8%
32,825,325	-	-	32,825,325	Boston Global Investment Trust - Enhanced Portfolio	$32,825,325	$-	-	$32,825,325

				TOTAL SECURITIES LENDING COLLATERAL
		-		(Cost $32,825,325, $0, $0 and $32,825,325, repectively)	$32,825,325	$-	-	$32,825,325

				TOTAL INVESTMENTS - 103.3%

		-		(Cost $646,042,927, $149,568,830, ($2,951,195) and $792,660,562, respectively)	$734,031,683	$161,743,064	(3,227,400)	$892,547,347

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

@	Security does not meet CORE U.S. Equity Fund’s investment criteria and is assumed to be sold at 8/31/04.

Investment Abbreviations:
REIT - Real Estate Investment Trust
Cl - Class

ADDITIONAL INVESTMENTS INFORMATION

Futures Contracts
At August 31, 2004, the following futures contracts were open as follows:

Type	Number of Contracts Long	Settlement Month	Market Value	Unrealized Gain

S&P Mini 500 Index	17	September 2004	$938,485	$7,276

          At August 31, 2004, the fund segregated cash of $625,000 as collateral for futures transactions.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs CORE U.S. Equity Fund and the Expedition Equity Fund
August 31, 2004 (Unaudited)

	Goldman Sachs CORE U.S. Equity Fund	Expedition Equity Fund	Adjustments		Pro Forma Combined Fund

Assets:

Investments in securities, at value (identified cost $613,217,602, $149,568,830 and $759,835,237, respectively)	$701,206,358	$161,743,064	$(3,227,400	) (b)	$859,722,022
Securities Lending collateral, at value which approximates cost	32,825,325	-			32,825,325
Cash (a)	708,759	-			708,759
Receivables:
Dividends and Interest	1,259,427	224,050			1,483,477
Investment securities sold	1,229,842	-	3,227,400	(b)	4,457,242
Fund shares sold	402,198	314			402,512
Variation margin	7,270	-			7,270
Reimbursement from adviser	35,801	5,332			41,133
Securities lending income	2,980	-			2,980
Other Assets	-	12,208			12,208

Total assets	$737,677,960	$161,984,968	$-		$899,662,928

Liabilities:
Due to bank	664,593	-			664,593
Payables:
Investment securities purchased	-	-			-
Payable upon return of securities loaned	32,825,325	-	-		32,825,325
Fund shares repurchased	1,086,183	73,912	-		1,160,095
Income distribution	-	-	-
Amounts owed to affiliates	686,787	102,418	(102,418	) (c)	686,787
Accrued expenses and other liabilities	119,445	143,398	102,418	) (c)	365,261

Total liabilities	$35,382,333	$319,728	$-		$35,702,061

Net Assets:
Paid-in capital	721,943,973	237,902,391			959,846,364
Accumulated undistributed net investment income	2,332,506	67,846			2,400,352
Accumulated net realized loss on investment and futures transactions	(109,976,884)	(88,479,231)	276,205	(b)	(198,179,910)
Net unrealized gain on investments and futures	87,996,032	12,174,234	(276,205	) (b)	99,894,061

Net Assets	$702,295,627	$161,665,240	$-		$863,960,867

Net Assets Value, offering and redemption price per share: (d)
Class A	$25.81	$7.48			$25.81
Class B	$24.39	$7.13			$24.36
Class C	$24.30	$-			$24.30
Institutional	$26.32	$7.55			$26.32
Service	$25.60	$-			$25.60

Shares Outstanding:
Class A	15,430,831	965,205	(685,479	) (e)	15,710,557
Class B	4,735,801	1,976,586	(1,398,765	) (e)	5,313,622
Class C	1,590,980	-	-		1,590,980
Institutional	5,341,845	18,584,046	(13,253,136	) (e)	10,672,755
Service	360,002	-	-		360,002

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	27,459,459	21,525,837	(15,337,380	) (e)	33,647,916

(a)	Represents restricted cash relating to initial margin requirements on futures transactions.
(b)	Adjustment to reflect proceeds and gains on Investment that does not meet CORE U.S. Equity Fund’s investment criteria and is assumed to be sold at 8/31/04.
(c)	Adjustment to reclass amount owed to affiliates of Expedition Equity Fund.
(d)

Maximum public offering price per share for Class A Shares of the Goldman Sachs CORE U.S Equity Fund and Expedition Equity Fund is $27.31 (NAV per share multiplied by 1.0582) and $7.79 (NAV per share multiplied by 1.0417), respectively. At redemption, Class B and Class C shares for the Goldman Sachs CORE U.S. Equity Fund may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase of the shares.

(e)	Adjustment to reflect reduction of shares based on Goldman Sachs CORE U.S Equity Fund NAV.

Pro Forma Combined Statement of Operations
For the Goldman Sachs CORE U.S. Equity Fund and the Expedition Equity Fund
For the Year Ended August 31, 2004 (Unaudited)

	Goldman Sachs CORE U.S. Equity	Expedition Equity Fund	Adjustments		Pro Forma Combined Fund

Investment Income:

Dividends (net of foreign taxes of $0, $2,672 and $2,672, respectively)	10,814,188	2,415,216	-		13,229,404

Interest (including securities lending income of $57,708, $0 and $57,708, respectively)	77,877	13,760	-		91,637

Total income	10,892,065	2,428,976	-		13,321,041

Expenses:
Management fees	5,275,594	1,343,984	-		6,618,155
Administrative fees	-	358,398	(358,398	) (a)	-
Distribution and Service fees	2,605,539	171,077	-		2,776,616
Transfer Agent fees	1,111,637	305,990	(199,684	) (b)	1,217,943
Custody and accounting fees	168,233	35,836	(14,069	)(b)	190,000
Registration fees	96,854	27,420	(27,420	) (b)	96,854
Printing fees	42,027	22,518	(16,545	) (b)	48,000
Audit fees	27,980	16,579	(16,579	) (b)	27,980
Legal fees	21,601	11,686	(11,686	) (b)	21,601
Trustee fees	12,716	6,210	(6,210	) (b)	12,716
Service share fees	44,001	-	-		44,001
Insurance expense	13,752	1,435	(1,435	) (b)	13,752
Other	48,476	11,191	(8,667	) (b)	51,000

Total expenses	9,468,410	2,312,324	(660,693)		11,118,618
Less - expense reductions	(845,140)	(7,736)	(128,265	)(c)	(981,141)

Net Expenses	8,623,270	2,304,588	(788,958)		10,137,477

Net Investment Income	2,268,795	124,388	788,958		3,183,564

Realized and unrealized gain on investment and futures transactions:
Net realized gain from:
Investment transactions	88,984,492	4,397,860	276,205	(d)	93,658,557
Futures transactions	429,118	-	-		429,118
Net change in unrealized gain on:
Investments	1,545,354	6,768,617	(276,205	) (d)	8,037,766
Futures	6,431	-	-		6,431

Net realized and unrealized gain on investment and futures transactions	90,965,395	11,166,477	-		102,131,872

Net Increase in Net Assets Resulting from Operations	93,234,190	11,290,865	788,958		105,315,436

(a)	Adjustment to eliminate Administrative fee. Goldman Sachs CORE U.S. Equity Fund does not charge a separate Administrative Fee.
(b)	Adjustments to reflects the anticipated savings as a result of consolidation of transfer agent, printing, custody and accounting and other services.
(c)	Adjustment to reflect increase in expense reduction based on Goldman Sachs CORE U.S. Equity Fund current expense cap.
(d)	Adjustment to reflect realization of gains on investment that does not meet CORE U.S. Equity Fund’s investment criteria and is assumed to be sold at 8/31/2004.

GOLDMAN SACHS CORE U.S. EQUITY FUND

Notes to Financial Statements
August 31, 2004

1. ORGANIZATION

Goldman Sachs Trust (the ‘‘Trust’’) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the CORE U.S. Equity Fund (the ‘‘Fund’’). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

          The Expedition Funds (the “EX Funds”) is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The EX Funds includes the Expedition Equity Fund which is registered to offer three classes of shares — Institutional Shares, Investment Shares — Class A and Investment Shares — Class B.

2. BASIS OF COMBINATION

The unaudited pro forma Schedule of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the CORE U.S. Equity and the Expedition Equity Funds as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2004. In addition to the security denoted on the Schedule of Investments, other securities held by the Expedition Equity Fund that do not meet the investment criteria or investment percentages may be sold prior to or after the reorganization. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.

           The CORE U.S. Equity Fund is considered to be the accounting survivor for financial statement purposes. The Agreement and Plan of Reorganization (the “Reorganization Agreement”) is intended to provide for a tax-free acquisition of the Expedition Equity Fund into the CORE U.S. Equity Fund. The reorganization is expected to be completed in February 2005.

3. SHARES OF BENEFICIAL INTEREST

These pro forma statements give effect to the proposed transaction whereby all the assets of the Expedition Equity Fund will be exchanged for shares of CORE U.S. Equity Fund. The CORE U.S. Equity Fund will assume the liabilities (except those explicitly excluded as provided in Reorganization Agreement) of the Expedition Equity Fund. Immediately thereafter, shares of CORE U.S. Equity Fund will be distributed to the shareholders of the Expedition Equity Fund. The Expedition Equity Fund will be subsequently dissolved.

          The pro forma net asset value per share assumes the issuance of additional shares of the CORE U.S. Equity Fund, which would have been issued on August 31, 2004 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2004 net assets of the Expedition Equity Fund and the net asset value per share of the CORE U.S. Equity Fund. These amounts are summarized as follows:

	Class A	Class B	Institutional

Increase in Shares Issued	279,726	577,821	5,330,910
Net Assets 08/31/2004	$7,215,717	$14,098,240	$140,351,283
Pro Forma Net Asset Value 08/31/2004	$25.81	$24.36	$26.32

4. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes which are reduced by any amounts reclaimable by the Fund, where applicable. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

          The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in capital, depending on the type of book/tax differences that may exist.

          The CORE U.S. Equity and the Expedition Equity Funds had capital loss carryforwards as of their most recent fiscal year ended August 31, 2004 and October 31, 2003, respectively. Based on certain requirements of the Internal Revenue Code, there may be limitations on the utilization of the Expedition Equity Fund’s capital loss carryforwards. The year and amount of expiration for each capital loss carryforward is indicated below (000):

Capital Loss Carryforward	Core U.S. Equity Fund	Expedition Equity Fund

Expiring 2009	$ —	$37,081
Expiring 2010	28,585	33,297
Expiring 2011	78,171	22,416
Total	$106,756	$92,794

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.

          Class A, Class B and Class C Shares bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares  separately bears its respective class-specific Transfer Agency fees.

E. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates and securities prices to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded.  Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian, an amount of cash or securities equal to the minimum ‘‘initial margin’’ requirement of the associated futures exchange. Subsequent payments for futures contracts (‘‘variation margin’’) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realize a gain or loss which is reported in the Statement of Operations.

F. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

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4. SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Repurchase Agreements — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P., (“GSAM”) or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

          Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

5. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as  investment adviser pursuant to an Investment Management Agreement ( the “Agreement”) with the Trust on behalf of the Fund.

          As compensation for the services rendered pursuant the Agreements, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

          For the year ended August 31, 2004, GSAM has voluntarily agreed to waive a portion of its Management Fee for the Fund, equal to an annual percentage rate of the Fund’s average daily net assets.  The adviser may discontinue or modify this waiver in the future at its discretion.  Effective June 1, 2004, GSAM increased its annual waiver to 0.10% from 0.05% for the Fund.

          Additionally, the investment adviser has voluntarily agreed to limit ‘‘Other Expenses’’ (excluding Management fees, Transfer Agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly.  In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.

          For the year ended August 31, 2004, the Fund’s Management Fees, Management Fee waivers and Other Expense limitations as an annual percentage rate of average daily net assets is as follows:

	Management Fee

Fund	Contractual Annual Rate	Waiver Annual Rate	Other Expense Limit

CORE U.S. Equity	0.75%	0.10%	0.004%

          The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.

          Goldman Sachs serves as the distributor of shares of the Fund pursuant to Distribution Agreements. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the year ended August 31, 2004, Goldman Sachs advised the Fund that it retained approximately the following amounts:

	Sales Load Class A	Contingent Deferred Sales Charge
Fund		Class B	Class C

CORE U.S. Equity	$95,400	$100	$200

          Goldman Sachs also serves as the transfer agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.

          The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on a annualized basis) of the average daily net asset value of the Service Shares.

2

5. AGREEMENTS (continued)

          For the year ended August 31, 2004, the Fund’s investment adviser has voluntarily agreed to reimburse operating expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. These expense reductions were as follows (in thousands):

Fund	Management Fee Waiver	Other Expense Reimbursement	Custody Fee Credit reduction	Total Expense Reductions

CORE U.S. Equity	$441	$404	$—	$845

As of August 31, 2004, the amounts owed to affiliates were as follows (in thousands):

Fund	Management Fees	Distribution and Service Fees	Transfer Agent Fees	Total

CORE U.S. Equity	$381	$213	$93	$687

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend their securities through their securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs.  In accordance with the Fund’s securities lending procedures the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Fund bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

          Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amounts earned by the Fund for the year ended August 31, 2004, are reported parenthetically on the Statements of Operations. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act of is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

          The table below details the following items as of or for the year ended August 31, 2004.

Fund	Market Value of Securities on loan as of August 31, 2004	Cash Collateral Received for Loans Outstanding as of August 31, 2004	Earnings of BGA Relating to Securities Loaned for Year Ended August 31, 2004	Earnings Received From Lending to Goldman Sachs for Year Ended August 31, 2004	Amount Payable to Goldman Sachs Upon Return of Securities Loaned as of August 31, 2004

CORE U.S. Equity Fund	$32,407,830	$32,825,325	$10,183	$6,075	$—

7. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. During the year ended August 31, 2004, the Fund did not have any borrowings under this facility.

3

8. OTHER MATTERS

As of August 31, 2004, Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 14% of the outstanding shares of the Fund.

Legal Proceedings—Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSAM, Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The amended complaint alleges violations of the Act, the Investment Advisers Act of 1940 and New York General Business Law. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty, aiding and abetting breach of fiduciary duty and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldmans Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties by, among other things, permitting the payments to occur. The consolidated and amended complaint also alleges that GSAM used 12b-1 fees for improper purposes and made improper use of soft dollars. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldmans Sachs Funds.

9. SUBSEQUENT EVENTS

On September 22, 2004, Goldman Sachs, as Transfer Agent, has voluntarily determined to make a payment to the Goldman Sachs Trust of approximately $683,000 of which approximately $56,000 is to be paid to CORE U.S. Equity, related to certain earnings credits that reduce transfer agent fees. This amount will be allocated to Class A, Class B and Class C shares of each fund of the Goldman Sachs Trust.

4

 GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments
August 31, 2004

Shares	Description	Value
Common Stocks – 99.8%

Biotechnology – 2.9%
114,500	Biogen Idec, Inc.*	$6,793,285
227,620	Genentech, Inc.*@	11,103,304
47,400	ImClone Systems, Inc.*	2,525,472

		20,422,061

Chemicals – 2.6%
190,800	3M Co.	15,714,288
67,600	Monsanto Co.	2,474,160

		18,188,448

Computer Hardware – 2.0%
51,320	Cisco Systems, Inc.*	962,763
366,450	Dell, Inc.*	12,767,118
7,800	Lexmark International, Inc.*	689,910

		14,419,791

Computer Software – 6.4%
204,500	BMC Software, Inc.*	3,061,365
1,137,440	Microsoft Corp.	31,052,112
234,100	Symantec Corp.*	11,227,436

		45,340,913

Defense/ Aerospace – 1.8%
52,500	Northrop Grumman Corp.	2,711,625
73,600	Raytheon Co.	2,556,128
136,800	The Boeing Co.	7,143,696

		12,411,449

Drugs – 8.9%
91,300	Allergan, Inc.	6,815,545
52,400	AmerisourceBergen Corp.	2,834,840
23,600	Covance, Inc.*	883,820
14,410	Eli Lilly & Co.	914,314
395,150	Johnson & Johnson	22,958,215
863,100	Pfizer, Inc.	28,197,477

		62,604,211

Electrical Utilities – 2.0%
426,710	Edison International	11,469,965
39,800	Entergy Corp.	2,399,940

		13,869,905

Energy Resources – 4.1%
58,400	Apache Corp.	2,609,896
19,700	Burlington Resources, Inc.	713,731
116,021	ConocoPhillips	8,635,443
18,300	Devon Energy Corp.	1,186,023
15,800	EOG Resources, Inc.	912,766
195,416	Exxon Mobil Corp.	9,008,678
99,400	Occidental Petroleum Corp.	5,134,010
28,700	XTO Energy, Inc.	804,748

		29,005,295

Environmental & Other Services – 2.2%
359,810	Cendant Corp.	7,782,690
278,410	Waste Management, Inc.	7,737,014

		15,519,704

Food & Beverages – 3.5%
361,051	Archer-Daniels-Midland Co.	5,765,984
250,010	Kraft Foods, Inc.	7,820,313
43,530	SUPERVALU, INC.	1,147,451
591,500	Tyson Foods, Inc.	9,747,920

		24,481,668

Gas Utilities – 0.1%
21,000	Sempra Energy	759,150

Home Products – 3.8%
101,900	Avon Products, Inc.	4,501,942
265,540	The Gillette Co.	11,285,450
191,260	The Procter & Gamble Co.	10,704,822

		26,492,214

Hotel & Leisure – 1.0%
86,100	GTECH Holdings Corp.	2,023,350
50,700	Harman International Industries, Inc.	4,902,183

		6,925,533

Information Services – 3.4%
354,200	Accenture Ltd.*	9,244,620
104,600	IMS Health, Inc.	2,440,318
174,700	Moody’s Corp.	11,977,432

		23,662,370

Internet – 0.6%
47,900	eBay, Inc.*	4,145,266

Large Banks – 8.2%
528,584	Bank of America Corp.	23,775,708
141,170	Citigroup, Inc.	6,575,699
384,300	U.S. Bancorp	11,336,850
328,340	Wachovia Corp.	15,402,429
13,530	Wells Fargo & Co.	794,888

		57,885,574

Life Insurance – 4.3%
60,100	Lincoln National Corp.	2,722,530
216,200	MetLife, Inc.	8,053,450
19,710	Nationwide Financial Services, Inc.	685,711
227,300	Principal Financial, Inc.	7,889,583
235,010	Prudential Financial, Inc.	10,852,762

		30,204,036

Media – 5.2%
149,437	Comcast Corp.*	4,209,640
158,700	Fox Entertainment Group, Inc.*	4,307,118
410,760	The Walt Disney Co.	9,221,562
806,190	Time Warner, Inc.*	13,181,207
164,146	Viacom, Inc. Class B	5,467,703

		36,387,230

The accompanying notes are an integral part of these financial statements.

19

 GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments (continued)
August 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Medical Products – 2.3%
44,100	C. R. Bard, Inc.	$2,474,010
31,200	St. Jude Medical, Inc.*	2,098,200
165,500	Zimmer Holdings, Inc.*	11,800,150

		16,372,360

Medical Providers – 0.2%
46,400	Caremark Rx, Inc.*	1,331,680

Mining – 0.1%
17,100	Newmont Mining Corp.	759,069

Motor Vehicle – 2.3%
136,630	AutoNation, Inc.*	2,246,197
69,200	Delphi Corp.	633,872
925,600	Ford Motor Co.@	13,060,216

		15,940,285

Oil Refining – 3.0%
169,300	Sunoco, Inc.	10,411,950
165,800	Valero Energy Corp.@	10,947,774

		21,359,724

Paper & Packaging – 0.1%
30,000	Louisiana-Pacific Corp.	741,000

Parts & Equipment – 2.6%
373,620	General Electric Co.	12,251,000
192,900	Tyco International Ltd.	6,041,628

		18,292,628

Property Insurance – 3.1%
2,700	Alleghany Corp.*	702,027
24,100	American Financial Group, Inc.	709,745
19,329	American International Group, Inc.	1,376,998
125,367	Fidelity National Financial, Inc.	4,720,068
144,310	Loews Corp.	8,196,808
85,400	MBIA, Inc.	4,890,858
27,800	The PMI Group, Inc.	1,154,534

		21,751,038

Publishing – 0.1%
9,200	The McGraw-Hill Cos., Inc.	696,716

Regionals – 0.4%
23,670	Associated Banc-Corp.	740,871
47,300	Bank of Hawaii Corp.	2,245,804

		2,986,675

REITs – 0.6%
114,010	Equity Office Properties Trust	3,256,126
22,400	General Growth Properties, Inc.	675,808

		3,931,934

Retail Apparel – 4.8%
57,700	Barnes & Noble, Inc.*	1,994,112
103,300	Circuit City Stores, Inc.	1,339,801
179,700	Coach, Inc.*	7,574,355
52,500	Costco Wholesale Corp.	2,161,425
231,400	Federated Department Stores, Inc.	10,042,760
64,800	Kmart Holding Corp.*@	4,964,976
34,400	Staples, Inc.	986,592
83,660	Wal-Mart Stores, Inc.	4,406,372

		33,470,393

Semiconductors – 1.0%
236,430	Avnet, Inc.*	3,754,508
143,900	Intel Corp.	3,063,631

		6,818,139

Specialty Financials – 4.8%
88,500	AmeriCredit Corp.*	1,850,535
165,000	CIT Group, Inc.	5,897,100
363,600	Countrywide Financial Corp.	12,925,980
183,600	Freddie Mac	12,323,232
28,620	MBNA Corp.	690,887

		33,687,734

Telecommunications Equipment – 4.1%
841,150	Motorola, Inc.	13,584,572
401,800	QUALCOMM, Inc.	15,288,490

		28,873,062

Telephone – 4.0%
33,600	CenturyTel, Inc.	1,081,584
187,900	SBC Communications, Inc.	4,845,941
674,930	Sprint Corp.	13,282,622
220,400	Verizon Communications, Inc.	8,650,700

		27,860,847

Thrifts – 0.5%
34,800	Golden West Financial Corp.	3,766,404

Tobacco – 1.7%
158,110	Reynolds American, Inc.@	11,937,305

Transports – 0.4%
10,800	FedEx Corp.	885,492
24,010	United Parcel Service, Inc. Class B	1,753,930

		2,639,422

Wireless – 0.7%
18,400	ALLTEL Corp.	1,005,560
180,100	AT&T Wireless Services, Inc.*	2,633,062
40,410	United States Cellular Corp.*	1,626,503

		5,265,125

TOTAL COMMON STOCKS
(Cost $613,217,602)		$701,206,358

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $613,217,602)		$701,206,358

The accompanying notes are an integral part of these financial statements.

20

GOLDMAN SACHS CORE U.S. EQUITY FUND

Shares	Description	Value
Securities Lending Collateral – 4.7%

32,825,325	Boston Global Investment Trust –	$32,825,325
	Enhanced Portfolio

TOTAL SECURITIES LENDING COLLATERAL
(Cost $32,825,325)		$32,825,325

TOTAL INVESTMENTS – 104.5%
(Cost $646,042,927)		$734,031,683

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion of security is on loan.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

Futures Contracts — At August 31, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Gain

S&P Mini 500 Index	17	September 2004	$938,485	$7,276

The accompanying notes are an integral part of these financial statements.

21

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments

August 31, 2004

Shares	Description	Value
Common Stocks – 99.4%

Biotechnology – 4.6%
111,500	Biogen Idec, Inc.*	$6,615,295
14,500	Cephalon, Inc.*	681,645
142,600	Genentech, Inc.*@	6,956,028
29,100	ImClone Systems, Inc.*	1,550,448

		15,803,416

Chemicals – 2.9%
117,500	3M Co.	9,677,300
9,200	Monsanto Co.	336,720

		10,014,020

Computer Hardware – 4.6%
282,000	Cisco Systems, Inc.*	5,290,320
96,900	Dell, Inc.*	3,375,996
26,600	Lexmark International, Inc.*	2,352,770
54,100	NCR Corp.*	2,389,597
75,700	Sanmina Corp.*	523,844
68,600	Storage Technology Corp.*	1,663,550

		15,596,077

Computer Software – 8.2%
80,600	Autodesk, Inc.	3,579,446
325,400	BMC Software, Inc.*	4,871,238
24,900	Cadence Design Systems, Inc.*	309,507
25,900	International Business Machines Corp.	2,193,471
390,900	Microsoft Corp.	10,671,570
132,300	Symantec Corp.*	6,345,108

		27,970,340

Construction – 0.7%
39,600	Hughes Supply, Inc.	2,399,364

Defense/ Aerospace – 1.6%
34,200	Northrop Grumman Corp.	1,766,430
61,700	Raytheon Co.	2,142,841
26,900	The Boeing Co.	1,404,718

		5,313,989

Drugs – 15.0%
61,900	Allergan, Inc.	4,620,835
38,000	AmerisourceBergen Corp.	2,055,800
19,300	Cardinal Health, Inc.	872,360
27,500	Covance, Inc.*	1,029,875
51,100	Eli Lilly & Co.	3,242,295
15,400	Endo Pharmaceuticals Holdings, Inc.*	261,184
285,700	Johnson & Johnson	16,599,170
34,200	McKesson Corp.	1,058,490
661,895	Pfizer, Inc.	21,624,110

		51,364,119

Energy Resources – 0.3%
12,200	Apache Corp.	545,218
6,100	EOG Resources, Inc.	352,397

		897,615

Environmental & Other Services – 1.6%
124,900	Cendant Corp.	2,701,587
23,400	Hewitt Associates, Inc.*	617,994
13,300	LNR Property Corp.	832,580
46,700	Waste Management, Inc.	1,297,793

		5,449,954

Food & Beverages – 4.4%
91,200	Kraft Foods, Inc.	2,852,736
24,300	Pilgrim’s Pride Corp.	617,706
12,300	SUPERVALU, Inc.	324,228
210,000	SYSCO Corp.	6,749,400
283,000	Tyson Foods, Inc.	4,663,840

		15,207,910

Home Products – 6.0%
66,700	Avon Products, Inc.	2,946,806
20,400	Kimberly-Clark Corp.	1,360,680
7,700	The Estee Lauder Cos., Inc.	338,415
191,499	The Gillette Co.	8,138,707
138,400	The Procter & Gamble Co.	7,746,248

		20,530,856

Hotel & Leisure – 2.5%
159,700	GTECH Holdings Corp.	3,752,950
49,900	Harman International Industries, Inc.	4,824,831

		8,577,781

Information Services – 4.4%
97,400	Accenture Ltd.*	2,542,140
66,000	Convergys Corp.*	917,400
241,900	IMS Health, Inc.	5,643,527
86,601	Moody’s Corp.	5,937,365

		15,040,432

Internet – 1.1%
43,900	eBay, Inc.*	3,799,106

Large Banks – 1.0%
20,100	U.S. Bancorp.	592,950
63,500	Wachovia Corp.	2,978,785

		3,571,735

Life Insurance – 1.0%
9,600	Nationwide Financial Services, Inc.	333,984
10,000	Principal Financial, Inc.	347,100
60,400	Prudential Financial, Inc.	2,789,272

		3,470,356

Media – 3.3%
65,200	Cox Radio, Inc.*	1,096,012
67,800	Fox Entertainment Group, Inc.*	1,840,092
250,240	The Walt Disney Co.	5,617,888
83,821	Viacom, Inc. Class B	2,792,077

		11,346,069

The accompanying notes are an integral part of these financial statements.

23

 GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments (continued)
August 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Medical Products – 4.0%
47,400	Becton, Dickinson and Co.	$2,280,888
32,900	Boston Scientific Corp.*	1,175,517
61,700	C.R. Bard, Inc.	3,461,370
7,400	Dade Behring Holdings, Inc.*	389,018
5,700	St. Jude Medical, Inc.*	383,325
81,900	Zimmer Holdings, Inc.*	5,839,470

		13,529,588

Medical Providers – 1.6%
189,800	Caremark Rx, Inc.*	5,447,260

Mining – 0.4%
11,700	Newmont Mining Corp.	519,363
10,200	Nucor Corp.	798,558

		1,317,921

Motor Vehicles – 0.8%
136,400	AutoNation, Inc.*	2,242,416
43,700	Ford Motor Co.	616,607

		2,859,023

Oil Refining – 1.6%
81,500	Valero Energy Corp.	5,381,445

Oil Services – 0.2%
23,100	NRG Energy, Inc.*	631,785

Parts & Equipment – 0.4%
24,500	W.W. Grainger, Inc.	1,308,545

Property Insurance – 0.6%
22,900	American International Group, Inc.	1,631,396
11,440	Fidelity National Financial, Inc.	430,716

		2,062,112

Publishing – 0.1%
7,800	Deluxe Corp.	333,216

Regionals – 0.1%
10,200	Bank of Hawaii Corp.	484,296

REIT – 0.2%
28,100	Friedman, Billings, Ramsey Group, Inc.	529,685

Retail Apparel – 8.0%
26,400	AutoZone, Inc.*	1,955,184
53,800	Barnes & Noble, Inc.*	1,859,328
145,900	Coach, Inc.*	6,149,685
52,800	Costco Wholesale Corp.	2,173,776
88,000	Federated Department Stores, Inc.	3,819,200
6,300	Kmart Holding Corp.*	482,706
24,600	NIKE, Inc. Class B	1,852,626
130,400	Staples, Inc.	3,739,872
44,900	The Home Depot, Inc.	1,641,544
67,500	Wal-Mart Stores, Inc.	3,555,225

		27,229,146

Semiconductors – 4.5%
75,300	Advanced Micro Devices, Inc.*	860,679
36,200	Avnet, Inc.*	574,856
9,200	Broadcom Corp.*	249,688
495,000	Intel Corp.	10,538,550
20,400	Microchip Technology, Inc.	538,356
58,300	Micron Technology, Inc.*	671,033
153,400	National Semiconductor Corp.*	2,044,822

		15,477,984

Specialty Financials – 5.1%
136,800	AmeriCredit Corp.*	2,860,488
92,600	CIT Group, Inc.	3,309,524
137,800	Countrywide Financial Corp.	4,898,790
84,000	Freddie Mac	5,638,080
14,450	MBNA Corp.	348,823
18,400	Nuveen Investments	524,400

		17,580,105

Telecommunications Equipment – 5.1%
480,100	Motorola, Inc.	7,753,615
255,300	QUALCOMM, Inc.	9,714,165

		17,467,780

Telephone – 1.7%
302,247	Sprint Corp.	5,948,221

Thrifts – 0.4%
22,300	Doral Financial Corp.	906,941
3,300	Golden West Financial Corp.	357,159

		1,264,100

Tobacco – 0.6%
28,000	Reynolds American, Inc.@	2,114,000

Transports – 0.4%
16,800	J.B. Hunt Transportation Services, Inc.	569,520
6,000	Union Pacific Corp.	342,660
4,700	United Parcel Service, Inc. Class B	343,335

		1,255,515

Wireless – 0.4%
74,200	AT&T Wireless Services, Inc.*	1,084,804
5,600	Telephone & Data Systems, Inc.	431,760

		1,516,564

TOTAL COMMON STOCKS
(Cost $316,113,448)		340,091,430

The accompanying notes are an integral part of these financial statements.

24

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.5%

Joint Repurchase Agreement Account IIΔ
$1,700,000	1.60%	09/01/2004	$1,700,000
Maturity Value: $1,700,075

TOTAL REPURCHASE AGREEMENT
(Cost $1,700,000)			$1,700,000

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL (Cost $317,813,448)			$341,791,430

Shares	Description	Value
Securities Lending Collateral – 0.3%

1,043,775	Boston Global Investment Trust –	$1,043,775
	Enhanced Portfolio

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,043,775)		$1,043,775

TOTAL INVESTMENTS – 100.2%
(Cost $318,857,223)		$342,835,205

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion of security is on loan.

Δ	Joint repurchase agreements were entered into on August 31, 2004.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II — At August 31, 2004, the CORE Large Cap Growth Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,750,000,000	1.60%	09/01/2004	$1,750,077,778

Barclays Capital LLC	100,000,000	1.55	09/01/2004	100,004,306

Barclays Capital LLC	750,000,000	1.59	09/01/2004	750,033,125

Citigroup Global Markets	1,000,000,000	1.60	09/01/2004	1,000,044,444

Credit Suisse First Boston Corp	1,007,900,000	1.60	09/01/2004	1,007,944,795

Greenwich Capital Markets	400,000,000	1.60	09/01/2004	400,017,778

J.P. Morgan Chase & Co.	550,000,000	1.60	09/01/2004	550,024,444

Morgan Stanley	1,000,000,000	1.59	09/01/2004	1,000,044,167

UBS LLC	750,000,000	1.59	09/01/2004	750,033,125

Westdeutsche Landesbank AG	600,000,000	1.60	09/01/2004	600,026,667

TOTAL	$7,907,900,000			$7,908,250,629

At August 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 09/20/2004 to 01/01/2022; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 09/07/2004 to 09/01/2034; Federal National Mortgage Association, 0.00% to 10.50%, due 11/04/2004 to 09/01/2034; Student Loan Marketing Association, 2.00% to 5.85%, due 03/15/2005 to 06/01/2007 and Tennessee Valley Authority, 5.625% to 6.79% due 01/18/2011 to 03/15/2013.

Futures Contracts — At August 31, 2004, the following futures contracts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P Mini 500 Index	36	September 2004	$1,987,380	$28,808

The accompanying notes are an integral part of these financial statements.

25

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments

August 31, 2004

Shares	Description	Value
Common Stocks – 99.6%

Biotechnology – 2.2%
34,600	Applera Corp. – Applied Biosystems Group*	$657,192
9,100	Bio-Rad Laboratories, Inc.*	458,094
16,100	Cephalon, Inc.*	747,773
31,000	Connetics Corp.*	785,717
62,000	deCODE genetics, Inc.*	347,200
65,000	Enzon Pharmaceuticals, Inc.*	904,800
73,500	Gen-Probe, Inc.*	2,653,350
29,500	Nabi Biopharmaceuticals*	344,560
19,800	United Therapeutics Corp.*	584,803

		7,483,489

Chemicals – 1.7%
32,200	A. Schulman, Inc.	645,932
28,400	Arch Chemicals, Inc.	775,320
9,600	Brady Corp.	422,688
41,300	Crompton Corp.	284,557
17,900	FMC Corp.*	819,167
36,200	Georgia Gulf Corp.	1,371,585
20,000	OM Group, Inc.*	681,000
115,100	Terra Industries, Inc.*	863,250

		5,863,499

Computer Hardware – 2.4%
77,200	Adaptec, Inc.*	538,856
30,400	Ditech Communications Corp.*	654,208
51,000	Imagistics International, Inc.*	1,654,950
24,100	Imation Corp.	829,763
165,600	InFocus Corp.*	1,417,536
85,700	Komag, Inc.*	961,554
9,895	Mercury Computer Systems, Inc.*	267,363
21,900	RSA Security, Inc.*	326,091
38,000	SBS Technologies, Inc.*	389,880
30,900	Tech Data Corp.*	1,163,694

		8,203,895

Computer Software – 5.3%
15,500	Accelrys, Inc.*	91,450
123,900	Aspect Communications Corp.*	1,060,584
58,400	Aspen Technology, Inc.*@	338,136
141,800	Cadence Design Systems, Inc.*	1,752,705
13,800	Digital River, Inc.*	332,166
44,100	Epicor Software Corp.*	436,590
167,900	eResearch Technology, Inc.*	3,376,469
104,100	FileNET Corp.*	2,044,524
34,100	Intergraph Corp.*	884,554
46,200	MSC.Software Corp.*@	336,798
33,500	Quest Software, Inc.*	339,208
43,200	S1 Corp.*	341,280
127,900	SeaChange International, Inc.*@	1,954,312
36,100	SS&C Technologies, Inc.	592,762
24,100	THQ, Inc.*	460,177
59,600	Tradestation Group, Inc.*@	375,480
73,900	Websense, Inc.*	2,834,065
40,700	Witness Systems, Inc.*	541,717

		18,092,977

Construction – 2.4%
26,800	Brookfield Homes Corp.	706,716
10,200	Eagle Materials, Inc.	660,533
78,800	Griffon Corp.*	1,577,576
34,500	Hughes Supply, Inc.	2,090,355
21,100	Lennox International, Inc.	343,086
12,900	NCI Building Systems, Inc.*	395,772
83,500	USG Corp.*	1,467,930
30,100	Washington Group International, Inc.*	1,058,918

		8,300,886

Consumer Durables – 1.5%
76,000	Applica, Inc.*	305,520
60,200	Kimball International, Inc. Class B	818,720
57,600	The Toro Co.	3,753,792
15,300	Universal Electronics, Inc.*	247,401

		5,125,433

Defense/ Aerospace – 2.3%
63,600	AAR Corp.*	680,520
82,300	Armor Holdings, Inc.*	2,918,358
25,800	Curtiss-Wright Corp.	1,409,970
11,700	Moog, Inc.*	415,935
31,500	Orbital Sciences Corp.*	336,105
30,900	Taser International, Inc.*	846,753
33,100	Teledyne Technologies, Inc.*	799,365
10,600	Triumph Group, Inc.*	341,320

		7,748,326

Drugs – 2.7%
24,700	Alpharma, Inc.	337,649
7,200	Biosite, Inc.*	339,361
20,100	Endo Pharmaceuticals Holdings, Inc.	340,896
47,900	Eon Labs, Inc.*	1,205,164
79,100	Kos Pharmaceuticals, Inc.*	2,889,523
23,900	Molecular Devices Corp.*	549,700
23,045	Nutraceutical International Corp.*	324,243
115,800	USANA Health Sciences, Inc.*@	3,369,780

		9,356,316

Electrical Utilities – 1.8%
14,000	Alliant Energy Corp.	363,860
106,300	Avista Corp.	1,900,644
22,300	Northeast Utilities	427,491
27,350	PNM Resources, Inc.	584,469
332,900	Sierra Pacific Resources*@	2,862,940

		6,139,404

Energy Resources – 0.8%
8,300	Stone Energy Corp.*	345,280
46,100	The Houston Exploration Co.*	2,367,235

		2,712,515

Environmental & Other Services – 2.7%
29,000	Administaff, Inc.*	294,640
29,792	Casella Waste Systems, Inc.*	342,310

The accompanying notes are an integral part of these financial statements.

27

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
August 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Environmental & Other Services – (continued)
50,000	Dollar Thrifty Automotive Group, Inc.*	$1,210,000
14,000	EGL, Inc.*	339,220
26,700	Hewitt Associates, Inc.*	705,147
61,500	LNR Property Corp.	3,849,900
31,200	MPS Group, Inc.*	278,616
123,000	Spherion Corp.*	900,360
34,500	United Rentals, Inc.*	509,579
12,700	Universal Technical Institute, Inc.*	347,726
21,200	Waste Connections, Inc.*	622,220

		9,399,718

Food & Beverages – 2.7%
21,100	Chiquita Brands International, Inc.*	392,981
59,200	Corn Products International, Inc.	2,732,080
66,050	Flowers Foods, Inc.	1,669,084
14,500	John B. Sanfilippo & Son, Inc.*	410,350
78,300	Pilgrim’s Pride Corp.	1,990,386
11,230	Ralcorp Holdings, Inc.*	409,109
9,500	Sanderson Farms, Inc.	324,805
25,000	The Robert Mondavi Corp.*	1,027,750
15,300	United Natural Foods, Inc.*	378,828

		9,335,373

Grocery – 0.5%
64,500	Pathmark Stores, Inc.*	456,660
31,800	Ruddick Corp.	606,426
83,100	The Great Atlantic & Pacific Tea Co., Inc.*	536,826

		1,599,912

Home Products – 1.2%
10,900	Central Garden & Pet Co.*	341,606
100,500	Nu Skin Enterprises, Inc.	2,594,910
64,568	Perrigo Co.	1,268,115

		4,204,631

Hotel & Leisure – 4.2%
72,800	Choice Hotels International, Inc.	3,775,408
65,800	FelCor Lodging Trust, Inc.*	770,518
30,000	GTECH Holdings Corp.	705,000
116,900	Handleman Co.	2,466,590
447,500	La Quinta Corp.*	3,508,400
22,800	Multimedia Games, Inc.*	336,095
36,800	Pinnacle Entertainment, Inc.*	456,320
36,300	Polaris Industries, Inc.	1,711,908
55,700	World Wrestling Entertainment, Inc.	668,957

		14,399,196

Information Services – 3.2%
91,900	Arbitron, Inc.*	3,562,044
75,000	Cerner Corp.*@	3,285,750
68,300	eFunds Corp.*	1,014,255
7,500	FactSet Research Systems, Inc.	333,975
64,400	Keane, Inc.*	908,040
29,700	Orbitz, Inc.*@	550,341
54,500	Pre-Paid Legal Services, Inc.*@	1,346,150

		11,000,555

Internet – 0.8%
49,900	EarthLink, Inc.*	488,750
14,000	F5 Networks, Inc.*	340,441
51,300	InfoSpace, Inc.*	1,949,400

		2,778,591

Life Insurance – 0.7%
36,000	AmerUs Group Co.	1,434,960
13,367	Delphi Financial Group, Inc.	525,590
12,781	FBL Financial Group, Inc.	330,389

		2,290,939

Media – 0.7%
63,822	Hearst-Argyle Television, Inc.	1,547,683
77,100	Insight Communications Co., Inc.*	681,564
8,400	The Liberty Corp.	339,528

		2,568,775

Medical Products – 3.1%
104,300	Advanced Medical Optics, Inc.*	3,882,046
45,800	Align Technology, Inc.*	701,656
57,000	Dade Behring Holdings, Inc.*	2,996,490
37,800	DJ Orthopedics, Inc.*	802,872
10,600	Mentor Corp.	367,190
10,100	Owens & Minor, Inc.	247,450
35,230	PSS World Medical, Inc.*	380,132
6,400	Respironics, Inc.*	340,480
7,700	Ventana Medical Systems, Inc.*	374,913
32,600	VISX, Inc.*	664,636

		10,757,865

Medical Providers – 2.4%
13,000	Amedisys, Inc.*	336,440
11,200	American Medical Security Group, Inc.*	252,448
96,600	Apria Healthcare Group, Inc.*	2,727,984
120,500	Kindred Healthcare, Inc.*	3,116,130
27,800	Select Medical Corp.	369,184
19,500	Sierra Health Services, Inc.*	840,840
108,500	Stewart Enterprises, Inc.*	738,885

		8,381,911

Mining – 4.1%
18,400	Allegheny Technologies, Inc.	342,698
44,900	AMCOL International Corp.	768,239
21,400	Carpenter Technology Corp.	948,020
18,600	Cleveland-Cliffs, Inc.*	1,227,090
85,000	Coeur d’Alene Mines Corp.*	306,000
80,900	Commercial Metals Co.	2,829,882
31,800	IMCO Recycling, Inc.*@	330,084
91,600	Oregon Steel Mills, Inc.*	1,326,368
10,700	Quanex Corp.	493,056
69,200	Reliance Steel & Aluminum Corp.	2,624,756
66,550	Schnitzer Steel Industries, Inc.@	1,870,055

The accompanying notes are an integral part of these financial statements.

28

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Mining – (continued)
13,500	Steel Dynamics, Inc.	$423,360
74,100	USEC, Inc.	631,332

		14,120,940

Motor Vehicles – 0.7%
32,600	Methode Electronics, Inc.	429,668
162,900	Visteon Corp.	1,519,857
10,900	Winnebago Industries, Inc.	342,260

		2,291,785

Oil Refining – 1.2%
21,100	Giant Industries, Inc.*	470,530
159,000	Tesoro Petroleum Corp.*	3,765,120

		4,235,650

Oil Services – 3.4%
9,200	Carbo Ceramics, Inc.	592,020
17,800	Dril-Quip, Inc.*	353,152
26,400	NRG Energy, Inc.*	721,103
62,200	Petroleum Development Corp.*	1,930,066
80,700	Universal Compression Holdings, Inc.*	2,647,767
224,600	Veritas DGC, Inc.*	5,262,378

		11,506,486

Paper & Packaging – 1.7%
30,300	Chesapeake Corp.	690,537
27,900	Longview Fibre Co.	345,402
117,900	Louisiana-Pacific Corp.	2,912,130
43,800	United Stationers, Inc.*	1,803,246

		5,751,315

Parts & Equipment – 4.8%
15,000	Acuity Brands, Inc.	345,150
22,800	BEI Technologies, Inc.	634,752
21,400	Ceradyne, Inc.*	826,789
25,800	Coherent, Inc.*	656,094
20,500	Engineered Support Systems, Inc.	885,805
26,500	Esterline Technologies Corp.*	840,845
11,000	II-VI, Inc.	418,660
31,500	Kaman Corp.	367,290
32,800	NACCO Industries, Inc.	2,599,728
20,500	Novatel Wireless, Inc.*	404,147
33,000	Rofin-Sinar Technologies, Inc.*	927,300
15,800	Rogers Corp.*	732,962
36,000	Stewart & Stevenson Services, Inc.	601,560
17,300	Terex Corp.*	625,317
9,900	The Genlyte Group, Inc.*	591,129
8,500	The Middleby Corp.	426,020
20,700	Thomas & Betts Corp.*	509,220
117,300	Watsco, Inc.	3,411,084
8,600	Woodward Governor Co.	505,680

		16,309,532

Property Insurance – 2.2%
16,000	Argonaut Group, Inc.*	293,440
66,700	LandAmerica Financial Group, Inc.	2,870,768
93,700	Stewart Information Services Corp.	3,423,798
24,700	Zenith National Insurance Corp.	1,067,534

		7,655,540

Publishing – 1.9%
116,300	American Greetings Corp.*	2,799,341
11,655	John H. Harland Co.	342,540
42,800	Journal Communications, Inc.	718,612
33,400	Paxar Corp.*	676,016
34,200	Pulitzer, Inc.	1,665,540
32,000	The Standard Register Co.	334,400

		6,536,449

Regionals – 7.8%
74,400	Bank of Hawaii Corp.	3,532,512
102,800	BankAtlantic Bancorp, Inc.	1,820,588
22,691	Brookline Bancorp, Inc.	343,542
72,199	Commercial Capital Bancorp, Inc.	1,564,552
37,000	Corus Bankshares, Inc.	1,586,190
15,800	First Charter Corp.	365,138
7,900	First Citizens BancShares, Inc.	924,379
27,100	First Niagara Financial Group, Inc.	341,189
52,100	Greater Bay Bancorp	1,483,287
8,700	IBERIABANK Corp.	488,679
13,845	MB Financial, Inc.	520,295
27,730	Oriental Financial Group, Inc.	748,433
83,140	PFF Bancorp, Inc.	3,067,866
102,550	R&G Financial Corp. Class B	3,546,179
140,100	Silicon Valley Bancshares*	5,232,735
46,800	United Community Financial Corp.	523,224
18,700	Wilshire State Bank*	615,417

		26,704,205

REITs – 5.6%
23,600	AMB Property Corp.	881,460
17,600	Amli Residential Properties Trust	547,360
46,400	Anthracite Capital, Inc.	535,920
43,300	Bedford Property Investors, Inc.	1,337,970
74,100	Commercial Net Lease Realty, Inc.	1,322,685
39,700	Cousins Properties, Inc.	1,429,200
37,400	Friedman, Billings, Ramsey Group, Inc.	704,990
75,900	Glenborough Realty Trust, Inc.	1,554,432
10,000	Healthcare Realty Trust, Inc.	378,158
25,000	Highwoods Properties, Inc.	615,000
179,700	HRPT Properties Trust	1,937,166
110,800	MFA Mortgage Investments, Inc.	1,031,548
61,400	National Health Investors, Inc.	1,770,776
53,800	Newcastle Investment Corp.	1,628,526
40,200	PS Business Parks, Inc.	1,597,950
111,900	Senior Housing Properties Trust	1,958,250

		19,231,391

Restaurants – 1.8%
88,300	CEC Entertainment, Inc.*	2,973,061
72,100	CKE Restaurants, Inc.*	861,970
12,500	Jack in the Box, Inc.*	353,000

The accompanying notes are an integral part of these financial statements.

29

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
August 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Restaurants – (continued)
22,888	Lone Star Steakhouse & Saloon, Inc.	$530,773
36,900	Papa John’s International, Inc.*@	1,059,399
24,300	Ryan’s Restaurant Group, Inc.*	333,882

		6,112,085

Retail Apparel – 6.1%
19,125	Aaron Rents, Inc.	392,828
15,180	Brown Shoe Co.	402,574
24,700	Charlotte Russe Holdings, Inc.*	355,571
59,100	Charming Shoppes, Inc.*	405,426
157,500	Circuit City Stores, Inc.	2,026,993
46,650	Coldwater Creek, Inc.*	938,598
32,400	Dick’s Sporting Goods, Inc.*	1,037,331
164,400	Longs Drug Stores Corp.	3,991,632
65,700	Movie Gallery, Inc.	1,181,943
6,800	Oxford Industries, Inc.	275,128
43,800	Payless ShoeSource, Inc.*	508,080
10,200	PETCO Animal Supplies, Inc.*	338,742
145,900	ShopKo Stores, Inc.*	2,468,628
81,100	Skechers U.S.A., Inc.*	1,078,630
87,000	Sonic Automotive, Inc.	1,809,600
85,100	Stage Stores, Inc.*	2,718,094
32,300	Stein Mart, Inc.*	528,105
19,156	The Finish Line, Inc.	555,716

		21,013,619

Semiconductors – 1.6%
255,300	Atmel Corp.*	890,997
42,100	C-COR.net Corp.*	330,906
78,900	Cirrus Logic, Inc.*	399,234
14,700	Cohu, Inc.	231,966
50,700	Fairchild Semiconductor International, Inc.*	619,818
35,000	Micrel, Inc.*	335,989
31,200	Microsemi Corp.*	336,648
49,300	Photronics, Inc.*	707,455
44,700	Silicon Image, Inc.*	491,700
91,600	Vishay Intertechnology, Inc.*	1,167,900

		5,512,613

Specialty Financials – 3.9%
161,900	AmeriCredit Corp.*	3,385,329
19,700	Cash America International, Inc.	455,858
59,500	CompuCredit Corp.*	1,119,195
27,400	Credit Acceptance Corp.*@	512,928
40,600	Investment Technology Group*	557,438
13,427	NCO Group, Inc.*	343,194
100,032	New Century Financial Corp.@	5,365,717
51,500	Nuveen Investments	1,467,750
2,900	SWS Group, Inc.	42,485

		13,249,894

Telecommunications Equipment – 3.8%
108,600	Anixter International, Inc.	3,830,322
65,200	Artesyn Technologies, Inc.*	554,852
90,200	Audiovox Corp.*	1,465,750
187,700	CommScope, Inc.*	3,729,599
48,000	Plantronics, Inc.	1,864,800
186,900	Tellabs, Inc.*	1,670,830

		13,116,153

Telephone – 0.5%
17,700	Commonwealth Telephone Enterprises, Inc.*	769,065
13,100	Dycom Industries, Inc.*	333,340
103,300	Time Warner Telecom, Inc.*	474,147

		1,576,552

Thrifts – 0.6%
12,000	Citizens First Bancorp, Inc.	253,800
24,300	Commercial Federal Corp.	662,661
21,200	Flagstar Bancorp, Inc.	457,708
17,850	Flushing Financial Corp.	322,549
13,200	Irwin Financial Corp.	339,636

		2,036,354

Transports – 2.2%
72,000	Alaska Air Group, Inc.*	1,694,880
10,000	Arkansas Best Corp.	341,926
52,900	ExpressJet Holdings, Inc.*	568,675
36,200	Frontier Airlines, Inc.*	325,800
8,500	Landstar System, Inc.*	446,080
65,800	Overseas Shipholding Group, Inc.	2,829,400
8,600	Ryder System, Inc.	374,091
24,000	SkyWest, Inc.	345,360
26,100	Swift Transportation Co., Inc.*	474,417

		7,400,629

Wireless – 0.4%
36,400	United States Cellular Corp.*	1,465,100

TOTAL COMMON STOCKS
(Cost $311,100,161)		$341,570,498

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL (Cost $311,100,161)		$341,570,498

Securities Lending Collateral – 5.6%

19,191,950	Boston Global Investment Trust – Enhanced Portfolio	$19,191,950

TOTAL SECURITIES LENDING COLLATERAL
(Cost $19,191,950)		$19,191,950

TOTAL INVESTMENTS – 105.2%
(Cost $330,292,111)		$360,762,448

The accompanying notes are an integral part of these financial statements.

30

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion of security is on loan.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

Futures Contracts — At August 31, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Gain

Russell 2000 Index	30	September 2004	$1,644,300	$9,840

The accompanying notes are an integral part of these financial statements.

31

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments

August 31, 2004

Shares	Description	Value
Common Stocks – 98.9%

Biotechnology – 1.7%
60,200	Biogen Idec, Inc.*	$3,571,666
44,600	Genentech, Inc.*	2,175,588

		5,747,254

Brokers – 0.1%
14,100	Raymond James Financial, Inc.	341,502

Chemicals – 2.6%
64,700	3M Co.	5,328,692
27,400	Eastman Chemical Co.	1,274,922
24,800	Monsanto Co.	907,680
15,300	Rohm and Haas Co.	620,109
14,100	The Lubrizol Corp.	502,665

		8,634,068

Computer Hardware – 0.3%
7,400	NCR Corp.*	326,858
15,600	Tech Data Corp.*	587,496

		914,354

Computer Software – 1.0%
20,400	Autodesk, Inc.	905,964
66,200	BMC Software, Inc.*	991,014
24,800	Cadence Design Systems, Inc.*	308,264
21,200	Symantec Corp.*	1,016,752

		3,221,994

Consumer Durables – 0.2%
13,800	Masco Corp.	443,394
5,000	The Black & Decker Corporation	344,650

		788,044

Defense/ Aerospace – 2.7%
110,700	Northrop Grumman Corp.	5,717,655
96,900	Raytheon Co.	3,365,337

		9,082,992

Drugs – 3.2%
8,000	AmerisourceBergen Corp.	432,800
88,000	Johnson & Johnson	5,112,800
153,400	Pfizer, Inc.	5,011,578

		10,557,178

Electrical Utilities – 3.2%
191,400	Edison International	5,144,832
150,000	Northeast Utilities	2,875,500
64,000	TXU Corp.	2,664,320

		10,684,652

Energy Resources – 9.1%
43,900	Apache Corp.	1,961,891
8,667	ChevronTexaco Corp.	845,032
105,200	ConocoPhillips	7,830,036
17,500	EOG Resources, Inc.	1,010,975
263,060	Exxon Mobil Corp.	12,127,066
126,000	Occidental Petroleum Corp.	6,507,900

		30,282,900

Environmental & Other Services – 1.0%
22,400	Cendant Corp.	484,512
67,400	Republic Services, Inc.	1,883,830
39,000	Waste Management, Inc.	1,083,810

		3,452,152

Food & Beverages – 2.6%
11,100	Hormel Foods Corp.	296,370
81,600	Kraft Foods, Inc.	2,552,448
22,000	Pilgrim’s Pride Corp.	559,240
18,000	SUPERVALU, INC.	474,480
285,492	Tyson Foods, Inc.	4,704,908

		8,587,446

Gas Utilities – 1.2%
20,500	KeySpan Corp.	781,050
87,000	Sempra Energy	3,145,050

		3,926,100

Home Products – 1.7%
131,301	The Gillette Co.	5,580,293

Hotel & Leisure – 1.9%
96,700	GTECH Holdings Corp.	2,272,450
43,700	Harman International Industries, Inc.	4,225,353

		6,497,803

Information Services – 2.4%
12,500	Accenture Ltd.*	326,250
100,300	IMS Health, Inc.	2,339,999
75,700	Moody’s Corp.	5,189,992

		7,856,241

Large Banks – 12.5%
353,498	Bank of America Corp.	15,900,340
185,000	Citigroup, Inc.	8,617,300
69,800	J.P. Morgan Chase & Co.	2,762,684
34,600	National City Corp.	1,307,534
33,300	U.S. Bancorp	982,350
189,500	Wachovia Corp.	8,889,445
53,600	Wells Fargo & Co.	3,149,000

		41,608,653

Life Insurance – 4.8%
10,100	Lincoln National Corp.	457,530
98,500	MetLife, Inc.	3,669,125
25,100	Nationwide Financial Services, Inc.	873,229
127,900	Principal Financial, Inc.	4,439,409
139,000	Prudential Financial, Inc.	6,419,020

		15,858,313

Media – 5.6%
122,536	Comcast Corp.*	3,451,839
18,700	Cox Radio, Inc.*	314,347
11,800	Fox Entertainment Group, Inc.*	320,252
57,800	Hearst-Argyle Television, Inc.	1,401,650

The accompanying notes are an integral part of these financial statements.

33

 GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)
August 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Media – (continued)
10,000	Liberty Media International, Inc.*	$338,000
289,000	The Walt Disney Co.	6,488,050
190,300	Time Warner, Inc.*	3,111,405
91,900	Viacom, Inc. Class B	3,061,189

		18,486,732

Mining – 0.1%
7,300	Newmont Mining Corp.	324,047

Motor Vehicles – 2.4%
84,000	AutoNation, Inc.*	1,380,960
447,600	Ford Motor Co.	6,315,636
33,500	Visteon Corp.	312,555

		8,009,151

Oil Refining – 3.7%
18,600	Amerada Hess Corp.	1,497,300
6,500	Ashland, Inc.	334,295
80,400	Sunoco, Inc.	4,944,600
86,100	Valero Energy Corp.	5,685,183

		12,461,378

Oil Services – 0.4%
50,300	NRG Energy, Inc.*	1,375,705

Paper & Packaging – 0.7%
88,700	Louisiana-Pacific Corp.	2,190,890

Parts & Equipment – 3.8%
380,800	General Electric Co.	12,486,432

Property Insurance – 4.7%
21,700	ACE Ltd.	836,535
44,717	Fidelity National Financial, Inc.	1,683,595
97,700	Loews Corp.	5,549,360
49,000	MBIA, Inc.	2,806,230
22,200	MGIC Investment Corp.	1,515,594
48,100	The Allstate Corp.	2,270,801
22,000	The PMI Group, Inc.	913,660

		15,575,775

Publishing – 0.2%
17,600	Deluxe Corp.	751,872

Regionals – 3.5%
89,500	Bank of Hawaii Corp.	4,249,460
8,600	City National Corp.	567,428
10,000	Comerica, Inc.	601,500
25,200	Hibernia Corp.	676,620
91,000	UnionBanCal Corp.	5,410,860

		11,505,868

REITs – 2.8%
19,900	AMB Property Corp.	743,265
217,600	Equity Office Properties Trust	6,214,656
25,000	Friedman, Billings, Ramsey Group, Inc.	471,250
39,800	General Growth Properties, Inc.	1,200,766
7,900	Hospitality Properties Trust	331,405
13,000	ProLogis	469,950

		9,431,292

Retail Apparel – 2.0%
51,500	Circuit City Stores, Inc.	667,955
71,100	Federated Department Stores, Inc.	3,085,740
33,700	Kmart Holding Corp.@	2,582,094
25,600	Saks, Inc.*	304,128

		6,639,917

Semiconductors – 0.1%
30,400	Avnet, Inc.*	482,752

Specialty Financials – 5.9%
172,100	AmeriCredit Corp.*	3,598,611
5,100	BlackRock, Inc.	372,759
88,000	CIT Group, Inc.	3,145,120
183,400	Countrywide Financial Corp.	6,519,870
76,400	Freddie Mac	5,127,968
16,400	T. Rowe Price Group, Inc.	812,292

		19,576,620

Telecommunications Equipment – 3.0%
280,100	Motorola, Inc.	4,523,615
145,600	QUALCOMM, Inc.	5,540,080

		10,063,695

Telephone – 4.9%
27,600	BellSouth Corp.	738,576
173,300	CenturyTel, Inc.	5,578,527
336,100	Sprint Corp.	6,614,448
83,178	Verizon Communications, Inc.	3,264,737

		16,196,288

Tobacco – 1.9%
11,500	Altria Group, Inc.	562,925
74,500	Reynolds American, Inc.@	5,624,750

		6,187,675

Transports – 0.3%
26,500	J.B. Hunt Transport Services, Inc.	898,350

Wireless – 0.7%
63,200	AT&T Wireless Services, Inc.*	923,984
34,900	United States Cellular Corp.*	1,404,725

		2,328,709

TOTAL COMMON STOCKS
(Cost $300,272,804)		$328,595,087

The accompanying notes are an integral part of these financial statements.

34

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.7%

Joint Repurchase Agreement Account IIΔ
$2,300,000	1.60%	09/01/2004	$2,300,000
Maturity Value: $2,300,102

TOTAL REPURCHASE AGREEMENT
(Cost $2,300,000)			$2,300,000

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL
(Cost $302,572,804)			$330,895,087

Shares	Description	Value
Securities Lending Collateral – 1.1%

3,521,700	Boston Global Investment Trust – Enhanced Portfolio	$3,521,700

TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,521,700)		$3,521,700

TOTAL INVESTMENTS – 100.7%
(Cost $306,094,504)		$334,416,787

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion of security is on loan.

Δ	Joint repurchase agreement were entered into on August 31, 2004.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II — At August 31, 2004, the CORE Large Cap Value Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,750,000,000	1.60%	09/01/2004	$1,750,077,778

Barclays Capital LLC	100,000,000	1.55	09/01/2004	100,004,306

Barclays Capital LLC	750,000,000	1.59	09/01/2004	750,033,125

Citigroup Global Markets	1,000,000,000	1.60	09/01/2004	1,000,044,444

Credit Suisse First Boston Corp	1,007,900,000	1.60	09/01/2004	1,007,944,795

Greenwich Capital Markets	400,000,000	1.60	09/01/2004	400,017,778

J.P. Morgan Chase & Co.	550,000,000	1.60	09/01/2004	550,024,444

Morgan Stanley	1,000,000,000	1.59	09/01/2004	1,000,044,167

UBS LLC	750,000,000	1.59	09/01/2004	750,033,125

Westdeutsche Landesbank AG	600,000,000	1.60	09/01/2004	600,026,667

TOTAL	$7,907,900,000			$7,908,250,629

At August 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 09/20/2004 to 01/01/2022; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 09/07/2004 to 09/01/2034; Federal National Mortgage Association, 0.00% to 10.50%, due 11/04/2004 to 09/01/2034; Student Loan Marketing Association, 2.00% to 5.85%, due 03/15/2005 to 06/01/2007 and Tennessee Valley Authority, 5.625% to 6.79% due 01/18/2011 to 03/15/2013.

Futures Contracts — At August 31, 2004, the following futures contracts were open as follows:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P Mini 500 Index	56	September 2004	$3,091,480	$36,945

The accompanying notes are an integral part of these financial statements.

35

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments

August 31, 2004

Shares	Description	Value
Common Stocks – 97.4%

Austria – 1.1%
7,292	Bank Austria Creditanstalt (Banking)	$464,006
1,694	Boehler-Uddeholm AG (Metals – Steel)	142,192
44,492	Erste Bank der oesterreichischen Sparkassen AG (Banking)	1,699,126
1,764	Flughafen Wien AG (Business & Public Services)	101,558
1,602	Mayr-Melnhof Karton AG (Forestry & Paper Products)	212,653
796	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Utilities – Electrical & Gas)	144,554
5,088	OMV AG (Energy Sources)	1,167,563
2,069	RHI AG* (Building Materials & Components)	44,899
5,212	VA Technologie AG (Machinery & Engineering)	340,425
4,394	voestalpine AG (Metals – Steel)	216,072
3,390	Wienerberger AG (Building Materials & Components)	123,282

		4,656,330

Belgium – 3.7%
10,387	Colruyt NV (Merchandising)	1,372,888
2,804	Compagnie Maritime Belge SA (CMB) (Transportation – Shipping)	423,616
69,647	Delhaize Group@ (Merchandising)	3,930,002
24,739	Dexia (Banking)	428,564
232,755	Fortis (Financial Services)	5,210,994
1,978	S.A. D’ Ieteren NV (Wholesale and International Trade)	404,358
61,420	UCB SA@ (Health & Personal Care)	3,004,073

		14,774,495

France – 6.8%
2,353	Air France (Transportation – Airlines)	36,218
71,956	BNP Paribas SA (Banking)	4,387,450
1,265	Casino Guichard-Perrachon SA (Merchandising)	100,280
10,544	CNP Assurances (Insurance)	640,829
246,142	European Aeronautic Defense and Space Co.@ (Aerospace & Military Technology)	6,482,474
42,205	Pinault-Printemps-Redoute SA*@ (Merchandising)	3,873,516
1,107	Societe BIC SA (Business & Public Services)	47,385
26,158	Societe Generale Series A (Banking)	2,249,987
66,609	Suez SA@ (Business & Public Services)	1,300,113
33,766	Total SA (Energy Sources)	6,622,872
4,868	Vinci SA (Construction & Housing)	522,293
40,204	Vivendi Universal SA* (Broadcasting & Publishing)	1,001,311

		27,264,728

Germany – 11.3%
93,982	Continental AG (Industrial Components)	4,903,461
26,482	Deutsche Bank AG (Financial Services)	1,818,685
349,227	Deutsche Telekom AG* (Telecommunications)	6,128,845
66,844	E.On AG* (Utilities – Electrical & Gas)	4,767,670
83,829	Fresenius Medical Care AG@ (Health & Personal Care)	6,145,359
117,705	Merck KGaA (Health & Personal Care)	6,220,572
188,172	RWE AG* (Utilities – Electrical & Gas)	9,269,290
11,865	Schering AG (Health & Personal Care)	661,394
16,394	Suedzucker AG@ (Food & Household Products)	308,061
153,196	ThyssenKrupp AG (Metals – Steel)	2,869,471
127,182	TUI AG*@ (Leisure & Tourism)	2,356,030

		45,448,838

Hong Kong – 1.5%
163,985	Bank of East Asia Ltd. (Banking)	452,055
411,500	Boc Hong Kong Holdings Ltd. (Banking)	741,382
166,000	Cathay Pacific Airways Ltd. (Transportation – Airlines)	292,342
170,000	CLP Holdings Ltd. (Utilities – Electrical & Gas)	983,955
59,000	Esprit Holdings Ltd. (Merchandising)	285,370
490,000	Giordano International Ltd. (Merchandising)	275,547
92,000	Hutchison Whampoa Ltd. (Multi-Industry)	725,706
128,000	Hysan Development Co., Ltd. (Real Estate)	222,492
343,000	New World Development Co., Ltd. (Real Estate)	324,896
71,000	Orient Overseas International Ltd. (Transportation – Shipping)	233,722
282,500	SmarTone Telecommunications Holdings Ltd. (Telecommunications)	306,046
197,000	Swire Pacific Ltd. Series A (Real Estate)	1,401,507

		6,245,020

The accompanying notes are an integral part of these financial statements.

37

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
August 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Italy – 0.4%
547,294	Finmeccanica S.p.A.* (Aerospace & Military Technology)	$365,155
507,500	Telecom Italia S.p.A. (Telecommunications)	1,119,225

		1,484,380

Japan – 28.4%
69,000	Alps Electric Co., Ltd.@ (Electronic Components & Instruments)	861,455
9,000	Amano Corp. (Machinery & Engineering)	76,841
86,800	Aoyama Trading Co., Ltd. (Merchandising)	2,116,276
326,400	Asahi Breweries Ltd. (Beverages & Tobacco)	3,111,604
29,600	Autobacs Seven Co., Ltd.@ (Merchandising)	883,515
31,200	Benesse Corp. (Business & Public Services)	947,850
25,400	Capcom Co., Ltd.@ (Business & Public Services)	260,222
60,900	Chubu Electric Power Co., Inc. (Utilities – Electrical & Gas)	1,346,825
218,000	Citizen Watch Co., Ltd. (Electronic Components & Instruments)	2,210,055
21,700	Coca-Cola West Japan Co., Ltd. (Beverages & Tobacco)	529,212
37,000	Comsys Holdings Corp. (Construction & Housing)	274,229
66,000	Dai Nippon Printing Co., Ltd. (Business & Public Services)	975,740
73,100	Daiichi Pharmaceutical Co., Ltd. (Health & Personal Care)	1,276,333
346	East Japan Railway Co. (Transportation – Road & Rail)	1,958,236
64,000	Fuji Electric Holdings Co. Ltd. (Machinery & Engineering)	163,578
87,000	Fuji Photo Film Co., Ltd. (Recreation and Other Consumer Goods)	2,753,082
40	Fuji Television Network, Inc. (Broadcasting & Publishing)	88,687
1,135,000	Fujitsu Ltd.@ (Data Processing & Reproduction)	7,082,584
118,000	Hankyu Department Stores, Inc.@ (Merchandising)	891,132
30,100	Hitachi Chemical Co., Ltd. (Chemicals)	450,299
1,016,000	Hitachi Ltd. (Electronic Components & Instruments)	6,439,894
22,700	Hokkaido Electric Power Co., Inc. (Utilities – Electrical & Gas)	415,902
46,000	Hokugin Financial Group, Inc. (Banking)	115,837
19,000	Kinden Corp. (Construction & Housing)	118,674
19,000	Kuraray Co., Ltd. (Chemicals)	143,368
1,400	Kyocera Corp. (Electronic Components & Instruments)	103,417
50,000	Kyowa Hakko Kogyo Co. Ltd. (Health & Personal Care)	348,315
34,600	Kyushu Electric Power Co., Inc. (Utilities – Electrical & Gas)	664,551
71,400	Leopalace21 Corp.@ (Real Estate)	1,406,134
61,000	Makita Corp.@ (Appliances & Household Durables)	905,010
343,000	Matsushita Electric Industrial Co., Ltd. (Appliances & Household Durables)	4,650,935
28,000	Matsushita Electric Works Ltd. (Machinery & Engineering)	228,500
173,000	Mitsubishi Electric Corp. (Electrical & Electronics)	843,782
285	Mitsubishi Tokyo Financial Group, Inc. (Banking)	2,589,738
144,000	Mitsui O.S.K. Lines Ltd. (Transportation – Shipping)	862,931
25,000	Mitsui Sumitomo Insurance Co., Ltd. (Insurance)	223,695
1,734	Mizuho Financial Group, Inc. (Banking)	7,086,517
130,300	Namco Ltd. (Business & Public Services)	3,306,262
75,000	NGK Insulators Ltd. (Machinery & Engineering)	617,386
62,000	Nippon Shokubai Co., Ltd. (Chemicals)	471,514
1,138	Nippon Telephone & Telegraph Corp. (Telecommunications)	4,974,716
22,900	Orix Corp. (Financial Services)	2,368,559
16,150	Promise Co., Ltd. (Financial Services)	1,033,984
7,600	Sankyo Co. (Recreation and Other Consumer Goods)	288,409
220,900	Sankyo Co., Ltd. (Health & Personal Care)	4,663,131
5,900	SEGA Corp.*@ (Business & Public Services)	78,652
462,000	Seino Transportation Co., Ltd. (Transportation – Road & Rail)	4,395,215
630,000	Sompo Japan Insurance, Inc. (Insurance)	5,945,748
257,000	Sumitomo Electric Industries Ltd. (Metals – Non Ferrous)	2,371,884
15	Sumitomo Mitsui Financial Group, Inc. (Banking)	91,407
137,000	Taiheiyo Cement Corp.@ (Building Materials & Components)	328,636

The accompanying notes are an integral part of these financial statements.

38

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Japan – (continued)
59,000	Taisho Pharmaceutical Co., Ltd. (Health & Personal Care)	$1,134,315
20,160	Takefuji Corp. (Financial Services)	1,419,151
91,000	Teijin Ltd. (Chemicals)	318,529
50,000	The Bank of Yokohama Ltd. (Banking)	298,631
14,400	Tokyo Broadcasting System, Inc. (Broadcasting & Publishing)	230,472
449,000	Toppan Printing Co., Ltd. (Business & Public Services)	4,684,369
383,000	Toray Industries, Inc. (Chemicals)	1,829,777
316,000	Toyo Seikan Kaisha Ltd. (Misc. Materials & Commodities)	5,377,101
252,500	Toyota Motor Corp. (Automobiles)	10,032,999
273	UFJ Holdings, Inc. (Banking)	1,387,160
34,000	UNY Co., Ltd. (Merchandising)	387,731
161	West Japan Railway (Transportation – Road & Rail)	670,953

		114,111,646

Netherlands – 5.4%
273,645	Aegon NV (Insurance)	2,938,441
127,282	Akzo Nobel NV (Chemicals)	4,305,159
15,943	ING Groep NV (Financial Services)	391,477
102,385	Koninklijke (Royal) KPN NV (Telecommunications)	789,378
44,355	Koninklijke (Royal) Numico NV* (Food & Household Products)	1,400,620
296,179	Koninklijke (Royal) Philips Electronics NV (Appliances & Household Durables)	6,886,711
141,616	Oce NV (Electronic Components & Instruments)	2,167,058
44,208	Unilever NV (Food & Household Products)	2,656,722

		21,535,566

Norway – 4.1%
34,400	Frontline Ltd. (Energy Sources)	1,291,945
120,780	Norsk Hydro ASA (Energy Sources)	7,566,971
118,450	Orkla ASA (Beverages & Tobacco)	3,006,097
12,200	Statoil ASA (Energy Sources)	156,343
11,200	Storebrand ASA (Insurance)	75,377
511,800	Telenor ASA (Telecommunications)	3,721,755
65,540	Yara International ASA (Chemicals)	583,325

		16,401,813

Singapore – 4.1%
118,000	Allgreen Properties Ltd. (Real Estate)	73,301
2,029,000	Capitaland Ltd. (Real Estate)	1,891,343
71,000	Chartered Semiconductor Manufacturing Ltd.* (Electronic Components & Instruments)	45,295
433,000	ComfortDelGro Corp., Ltd. (Transportation – Road & Rail)	318,950
76,750	Creative Technology Ltd. (Electronic Components & Instruments)	823,090
150,000	Cycle & Carriage Ltd. (Wholesale and International Trade)	611,575
120,000	Datacraft Asia Ltd.* (Telecommunications)	90,849
385,000	DBS Group Holdings Ltd. (Banking)	3,522,082
114,500	Fraser & Neave Ltd. (Beverages & Tobacco)	939,878
275,000	Keppel Corp., Ltd. (Multi-Industry)	1,145,331
106,000	Keppel Land Ltd. (Real Estate)	112,018
697,000	Neptune Orient Lines Ltd. (Transportation – Shipping)	1,151,990
315,000	Oversea-Chinese Banking Corp., Ltd. (Banking)	2,454,828
38,000	Overseas Union Enterprise Ltd. (Leisure & Tourism)	159,949
115,000	Singapore Airlines Ltd. (Transportation – Airlines)	748,702
1,270,000	Singapore Telecommunications Ltd. (Telecommunications)	1,701,941
859,000	SMRT Corp., Ltd. (Transportation – Road & Rail)	349,013
36,000	United Overseas Bank Ltd. (Banking)	280,447

		16,420,582

Spain – 2.5%
2	Antena 3 Television SA (Media)	99
174,438	Banco Santander Central Hispano SA* (Banking)	1,719,602
397,566	Repsol SA* (Energy Sources)	8,260,217
9,193	Telefonica de Espana SA (Telecommunications)	131,537

		10,111,455

Sweden – 2.5%
87,200	Fabege AB* (Real Estate)	1,272,607
3,500	Gambro AB Series A (Health & Personal Care)	37,809
74,900	Gambro AB Series B (Health & Personal Care)	796,299
472,500	Nordea Bank AB (Banking)	3,639,717
140,900	Skandinaviska Enskilda Banken AB*@ (Banking)	1,993,266
55,000	Skanska AB Series B* (Construction & Housing)	497,320

The accompanying notes are an integral part of these financial statements.

39

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
August 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Sweden – (continued)
28,400	SSAB Svenskt Stal AB (Metals – Steel)	$499,894
302,000	Telefonaktiebolaget LM Ericsson Series B (Telecommunications)	820,847
3,200	Volvo AB Series B (Machinery & Engineering)	109,902
15,900	Wihlborgs Fastigheter AB (Real Estate)	222,139

		9,889,800

Switzerland – 4.8%
36,213	Credit Suisse Group* (Financial Services)	1,135,230
55	Geberit AG (Building Materials & Components)	39,190
510	Kuoni Reisen Holding AG (Leisure & Tourism)	185,243
46,852	Logitech International SA@ (Electronic Components & Instruments)	2,128,406
61,089	Syngenta AG (Chemicals)	5,510,669
73,421	Zurich Financial Services AG (Insurance)	10,306,073

		19,304,811

United Kingdom – 20.8%
195,046	Alliance Unichem PLC (Health & Personal Care)	2,375,978
94,511	Arriva PLC (Transportation – Road & Rail)	736,081
68,587	AstraZeneca PLC (Health & Personal Care)	3,168,534
318,086	Aviva PLC (Insurance)	3,058,784
5,694	BAA PLC (Business & Public Services)	57,087
639,335	BAE Systems PLC (Aerospace & Military Technology)	2,320,732
1,115,850	Barclays PLC (Banking)	10,349,281
644,481	BHP Billiton PLC (Metals – Non Ferrous)	6,100,508
31,456	BP PLC ADR (Energy Sources)	1,689,187
819,950	BP PLC (Energy Sources)	7,301,584
355,742	British Airways PLC* (Transportation – Airlines)	1,439,319
5,974	British Land Co. PLC (Real Estate)	77,672
896,135	BT Group PLC (Telecommunications)	2,957,837
58,285	Bunzl PLC (Business & Public Services)	448,040
550,416	Cable & Wireless PLC (Telecommunications)	1,076,728
315,746	Centrica PLC (Utilities – Electrical & Gas)	1,403,744
58,700	De La Rue PLC (Business & Public Services)	330,138
773,863	Dixons Group PLC (Merchandising)	2,206,303
381,019	Firstgroup PLC (Transportation – Road & Rail)	2,015,506
58,289	GlaxoSmithKline PLC ADR (Health & Personal Care)	2,398,009
111,695	HBOS PLC (Banking)	1,372,502
246,776	HMV Group PLC (Merchandising)	997,914
6,994	IMI PLC (Machinery & Engineering)	44,513
671,824	J Sainsbury PLC (Merchandising)	3,163,104
15,400	Kelda Group PLC (Utilities – Electrical & Gas)	146,740
72,035	Land Securities Group PLC (Real Estate)	1,495,985
339,244	Lloyds TSB Group PLC (Banking)	2,556,953
86,555	London Stock Exchange PLC (Financial Services)	558,054
62,495	Persimmon PLC (Construction & Housing)	756,220
9,183	Provident Financial PLC (Financial Services)	98,423
586,562	Reuters Group PLC (Broadcasting & Publishing)	3,409,305
408,689	SABMiller PLC (Beverages & Tobacco)	5,101,050
11,800	Shell Transport & Trading Co. PLC (Energy Sources)	86,371
136,883	Shell Transport & Trading Co. PLC ADR (Energy Sources)	6,063,917
192,247	Tate & Lyle PLC (Food & Household Products)	1,246,436
63,704	Tesco PLC (Merchandising)	306,359
61,104	Vodafone Group PLC ADR (Telecommunications)	1,399,282
339,928	William Hill PLC (Leisure & Tourism)	3,334,137

		83,648,317

TOTAL COMMON STOCKS
(Cost $350,785,085)		$391,297,781

The accompanying notes are an integral part of these financial statements.

40

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Shares	Description	Value
Preferred Stocks – 0.4%

Germany – 0.3%
11,745	Fresenius Medical Care AG (Health & Personal Care)	$602,789
36,839	ProSiebenSat.1 Media AG (Broadcasting & Publishing)	640,312

		1,243,101

Switzerland – 0.1%
1,060	Schindler Holding AG (Machinery & Engineering)	292,182

TOTAL PREFERRED STOCKS
(Cost $1,333,503)		$1,535,283

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 1.4%

State Street Bank & Trust Euro – Time Deposit
$5,819,000	1.50%	09/01/2004	$5,819,000

TOTAL SHORT-TERM OBLIGATION
(Cost $5,819,000)			$5,819,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $357,937,588)			$398,652,064

Shares	Description	Value
Securities Lending Collateral – 6.8%

27,209,308	Boston Global Investment Trust – Enhanced Portfolio	$27,209,308

TOTAL SECURITIES LENDING COLLATERAL
(Cost $27,209,308)		$27,209,308

TOTAL INVESTMENTS – 106.0%
(Cost $385,146,896)		$425,861,372

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or part of security is on loan.

Investment Abbreviations:
ADR	—	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

41

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
August 31, 2004

ADDITIONAL INVESTMENT INFORMATION

Futures Contracts — At August 31, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Gain (Loss)

FTSE 100 Index	34	September 2004	$2,742,425	$59,862
SPI 200 Index	10	September 2004	626,667	6,397
MIB 30 Index	2	September 2004	330,404	2,242
TOPIX Index	19	September 2004	1,969,183	18,298
EURX DAX Index	3	September 2004	346,773	(6,198)
EURX ER STX 50 Index	55	September 2004	1,795,848	20,870
CAC 40 – 10 EV	10	September 2004	439,520	(2,668)
IBEX 35 Plus	2	September 2004	192,146	3,052
HKFE	2	September 2004	164,335	397

			$8,607,301	$102,252

The accompanying notes are an integral part of these financial statements.

42

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

As a %
of total
net assets
Common and Preferred Stock Industry Classifications†

Aerospace & Military Technology	2.3%
Appliances & Household Durables	3.1
Automobiles	2.5
Banking	12.4
Beverages & Tobacco	3.2
Broadcasting & Publishing	1.4
Building Materials & Components	0.1
Business & Public Services	3.1
Chemicals	3.4
Construction & Housing	0.5
Data Processing & Reproduction	1.8
Electrical & Electronics	0.2
Electronic Components & Instruments	3.7
Energy Sources	10.0
Financial Services	3.5
Food & Household Products	1.4
Forestry & Paper Products	0.0
Health & Personal Care	8.1
Industrial Components	1.2
Insurance	5.8
Leisure & Tourism	1.5
Machinery & Engineering	0.5
Media	0.0
Merchandising	5.2
Metals – Non Ferrous	2.1
Metals – Steel	0.9
Misc. Materials & Commodities	1.3
Multi-Industry	0.5
Real Estate	2.1
Recreation and Other Consumer Goods	0.8
Telecommunications	6.3
Transportation – Airlines	0.6
Transportation – Road & Rail	2.6
Transportation – Shipping	0.7
Utilities – Electrical & Gas	4.8
Wholesale and International Trade	0.2

TOTAL COMMON AND PREFERRED STOCK	97.8%

†	Industry concentrations greater than one tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.

43

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Assets and Liabilities

August 31, 2004

CORE U.S.
Equity Fund

Assets:

Investment in securities, at value (identified cost $613,217,602, $317,813,448, $311,100,161, $302,572,804 and $357,937,588, respectively)	$701,206,358
Securities lending collateral, at value (which approximates cost)	32,825,325
Cash(a)	708,759
Foreign currencies, at value (identified cost $—, $—, $—, $— and $239,812, respectively)	—
Receivables:
Investment securities sold, at value	1,229,842
Dividends and interest, at value	1,259,427
Variation margin	7,270
Fund shares sold	402,198
Reimbursement from adviser	35,801
Securities lending income	2,980

Total assets	737,677,960

Liabilities:

Due to Bank	664,593
Payables:
Investment securities purchased, at value	—
Payable upon return of securities loaned	32,825,325
Fund shares repurchased	1,086,183
Amounts owed to affiliates	686,787
Accrued expenses	119,445

Total liabilities	35,382,333

Net Assets:

Paid-in capital	721,943,973
Accumulated undistributed net investment income	2,332,506
Accumulated net realized gain (loss) on investment, futures and foreign currency related transactions	(109,976,884)
Net unrealized gain on investments, futures and translation of assets and liabilities denominated in foreign currencies	87,996,032

NET ASSETS	$702,295,627

Net asset value, offering and redemption price per share:(b)
Class A	$25.81
Class B	$24.39
Class C	$24.30
Institutional	$26.32
Service	$25.60

Shares Outstanding:
Class A	15,430,831
Class B	4,735,801
Class C	1,590,980
Institutional	5,341,845
Service	360,002

Total shares of beneficial interest outstanding, $.001 par value (unlimited shares authorized)	27,459,459

(a)	Includes restricted cash of $708,000, $309,000, $1,153,000, $746,000 and $1,022,000 respectively for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds relating to initial margin requirements on futures transactions.
(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds is $27.31, $11.78, $12.95, $11.80 and $10.04, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

44     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$341,791,430	$341,570,498	$330,895,087	$398,652,064
1,043,775	19,191,950	3,521,700	27,209,308
309,570	1,153,706	810,001	1,311,669
—	—	—	239,811

422,532	47,481,717	—	—
513,613	285,942	592,774	946,664
28,880	9,840	37,055	102,251
377,855	426,723	334,546	925,555
31,915	40,223	—	53,509
2,082	13,973	1,522	9,203

344,521,652	410,174,572	336,192,685	429,450,034

379,624	4,178,761	—	—

—	43,003,437	—	—
1,043,775	19,191,950	3,521,700	27,209,308
341,478	472,164	77,331	24,895
344,562	335,248	244,751	346,791
115,028	131,216	100,592	160,845

2,224,467	67,312,776	3,944,374	27,741,839

624,395,875	293,695,676	311,430,761	433,855,733
40,206	174,290	100,612	5,612,743
(306,145,686)	18,511,653	(7,642,290)	(78,570,337)
24,006,790	30,480,177	28,359,228	40,810,056

$342,297,185	$342,861,796	$332,248,311	$401,708,195

$11.13	$12.24	$11.15	$9.49
$10.55	$11.56	$11.06	$9.37
$10.55	$11.60	$11.07	$9.37
$11.38	$12.52	$11.14	$9.68
$11.04	$12.13	$11.18	$9.54

10,860,636	9,368,551	9,004,265	13,723,585
7,471,039	1,698,879	1,792,220	684,228
3,117,856	1,803,226	1,537,965	399,783
9,609,078	11,583,661	17,461,090	26,967,696
32,681	3,512,123	43,616	15,060

31,091,290	27,966,440	29,839,156	41,790,352

The accompanying notes are an integral part of these financial statements.      45

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Operations

For the Year Ended August 31, 2004

CORE U.S.
Equity Fund
Investment income:

Dividends(a)	$10,814,188
Interest (including securities lending income of $57,708, $88,346, $343,910, $28,960 and $311,749, respectively)	77,877

Total income	10,892,065

Expenses:

Management fees	5,275,594
Distribution and Service fees(b)	2,605,539
Transfer Agent fees(b)	1,111,637
Custody and accounting fees	168,233
Registration fees	96,854
Service share fees	44,001
Professional fees	49,581
Printing fees	42,027
Trustee fees	12,716
Other	62,228

Total expenses	9,468,410

Less — expense reductions	(845,140)

Net expenses	8,623,270

NET INVESTMENT INCOME (LOSS)	2,268,795

Realized and unrealized gain (loss) on investment, futures and foreign currency transactions:

Net realized gain from:
Investment transactions	88,984,492
Futures transactions	429,118
Foreign currency related transactions	—
Net change in unrealized gain (loss) on:
Investments	1,545,354
Futures	6,431
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain on investment, futures and foreign currency transactions	90,965,395

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$93,234,190

(a)	For the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, foreign taxes withheld on dividends were $0, $1,090, $3,364, $1,631 and $1,060,315, respectively.
(b)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

CORE U.S. Equity Fund	$976,536	$1,233,382	$395,621	$742,167	$234,343	$75,168	$56,439	$3,520
CORE Large Cap Growth Fund	319,044	896,993	355,785	242,473	170,429	67,599	48,456	164
CORE Small Cap Equity Fund	248,630	211,060	205,727	188,959	40,101	39,088	43,726	20,202
CORE Large Cap Value Fund	234,638	194,296	157,681	178,326	36,916	29,959	73,520	161
CORE International Equity Fund	471,015	64,791	40,209	209,136	12,310	7,640	90,290	31

The accompanying notes are an integral part of these financial statements.

46

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$3,845,641	$2,744,778	$6,482,012	$8,864,176
102,866	373,200	51,219	393,991

3,948,507	3,117,978	6,533,231	9,258,167

2,808,330	2,558,067	1,879,530	2,944,173
1,571,822	665,417	586,615	576,015
529,121	332,076	318,882	319,407
131,014	191,746	129,348	532,194
78,660	90,605	76,324	81,613
2,047	252,519	2,019	388
57,441	43,319	43,319	39,382
42,027	42,027	42,027	41,720
12,716	12,716	12,716	12,716
56,243	53,386	53,274	32,139

5,289,421	4,241,878	3,144,054	4,579,747

(520,807)	(301,942)	(157,164)	(311,936)

4,768,614	3,939,936	2,986,890	4,267,811

(820,107)	(821,958)	3,546,341	4,990,356

50,621,991	35,202,294	35,700,898	41,883,994
12,951	5,911	126,295	435,195
—	—	—	53,295
(19,690,465)	(6,897,937)	12,246,419	20,991,422
7,623	(392,220)	(10,567)	23,541
—	—	—	19,614

30,952,100	27,918,048	48,063,045	63,407,061

$30,131,993	$27,096,090	$51,609,386	$68,397,417

The accompanying notes are an integral part of these financial statements.

47

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Changes in Net Assets

For the Year Ended August 31, 2004

CORE U.S.
Equity Fund

From operations:

Net investment income (loss)	$2,268,795
Net realized gain on investment, futures and foreign currency related transactions	89,413,610
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	1,551,785

Net increase in net assets resulting from operations	93,234,190

Distributions to shareholders:

From net investment income
Class A Shares	(1,131,846)
Class B Shares	—
Class C Shares	—
Institutional Shares	(922,054)
Service Shares	(22,834)
From net realized gains
Class A Shares	—
Class B Shares	—
Class C Shares	—
Institutional Shares	—
Service Shares	—

Total distributions to shareholders	(2,076,734)

From share transactions:

Proceeds from sales of shares	107,847,120
Reinvestment of dividends and distributions	1,984,359
Cost of shares repurchased	(145,079,339)

Net increase (decrease) in net assets resulting from share transactions	(35,247,860)

TOTAL INCREASE (DECREASE)	55,909,596

Net assets:

Beginning of year	646,386,031

End of year	$702,295,627

Accumulated undistributed net investment income	$2,332,506

The accompanying notes are an integral part of these financial statements.

48

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$(820,107)	$(821,958)	$3,546,341	$4,990,356
50,634,942	35,208,205	35,827,193	42,372,484
(19,682,842)	(7,290,157)	12,235,852	21,034,577

30,131,993	27,096,090	51,609,386	68,397,417

—	(129,918)	(1,037,607)	(724,569)
—	—	(71,048)	(18,524)
—	—	(60,630)	(10,825)
—	(393,859)	(2,749,147)	(2,501,245)
—	(73,705)	(4,074)	(332)
—	(5,267,801)	—	—
—	(1,224,986)	—	—
—	(1,065,928)	—	—
—	(5,036,867)	—	—
—	(2,716,821)	—	—

—	(15,909,885)	(3,922,506)	(3,255,495)

89,651,639	179,260,317	118,179,954	170,845,138
—	13,377,492	3,887,683	3,188,482
(147,374,210)	(138,905,543)	(94,632,718)	(99,754,250)

(57,722,571)	53,732,266	27,434,919	74,279,370

(27,590,578)	64,918,471	75,121,799	139,421,292

369,887,763	277,943,325	257,126,512	262,286,903

$342,297,185	$342,861,796	$332,248,311	$401,708,195

$40,206	$174,290	$100,612	$5,612,743

The accompanying notes are an integral part of these financial statements.

49

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Changes in Net Assets

For the Year Ended August 31, 2003

CORE U.S.
Equity Fund

From operations:

Net investment income (loss)	$2,141,439
Net realized gain (loss) on investment, futures and foreign currency related transactions	(45,601,229)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	109,495,576

Net increase in net assets resulting from operations	66,035,786

Distributions to shareholders:

From net investment income
Class A Shares	(161,846)
Class B Shares	—
Class C Shares	—
Institutional Shares	(713,755)
Service Shares	—

Total distributions to shareholders	(875,601)

From share transactions:

Proceeds from sales of shares	92,807,449
Reinvestment of dividends and distributions	799,387
Cost of shares repurchased	(186,704,034)

Net increase (decrease) in net assets resulting from share transactions	(93,097,198)

TOTAL INCREASE (DECREASE)	(27,937,013)

Net assets:

Beginning of year	674,323,044

End of year	$646,386,031

Accumulated undistributed net investment income	$2,140,445

The accompanying notes are an integral part of these financial statements.

50

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$(758,807)	$622,254	$2,443,797	$3,300,872
(23,819,494)	3,078,678	(20,016,415)	(34,127,217)

70,961,000	47,716,960	35,905,050	41,026,124

46,382,699	51,417,892	18,332,432	10,199,779

—	—	(760,830)	(583,742)
—	—	(63,736)	(1,890)
—	—	(46,194)	(3,485)
—	—	(1,461,808)	(1,881,591)
—	—	(2,220)	(153)

—	—	(2,334,788)	(2,470,861)

78,268,855	150,015,522	102,401,100	308,970,130
—	—	2,305,127	2,429,158
(167,942,169)	(95,544,530)	(80,304,702)	(328,519,109)

(89,673,314)	54,470,992	24,401,525	(17,119,821)

(43,290,615)	105,888,884	40,399,169	(9,390,903)

413,178,378	172,054,441	216,727,343	271,677,806

$369,887,763	$277,943,325	$257,126,512	$262,286,903

$—	$763,700	$476,777	$3,179,836

The accompanying notes are an integral part of these financial statements.

51

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity Fund, CORE Large Cap Value Fund and the CORE International Equity Fund (collectively, the “Funds” or individually a “Fund”). Each Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investments in securities traded on foreign securities exchange are valued daily at their last sale price on the principal exchange on which they are traded or at fair value using an independent service (if available) under valuation procedures approved by the Trust’s Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Prior to September 30, 2003 (and for securities for which market values are not available from an independent service), for investments in securities traded on a foreign securities exchange and for which a fair value was available from an independent service, the impact of events that occurred after the publication of market quotations used by a Fund to price its securities, but before the close of regular trading on the New York Stock Exchange were not reflected in the Fund’s next determined NAV unless the Trust in its discretion determined to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include re-evaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.

52

GOLDMAN SACHS CORE EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in capital, depending on the type of book/tax differences that may exist.
     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REITs cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C Shares bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.

E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest, dividends, and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain or loss on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions.

F. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates (for CORE International Equity Fund only) or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Fund’s custodian an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. The risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

G. Segregation Transactions — As set forth in the prospectus, certain Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

53

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2004

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Repurchase Agreements — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P., (“GSAM”) or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

     Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at each Fund’s custodian or designated subcustodians under triparty repurchase agreements.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement ( the “Agreement”) with the Trust on behalf of the Funds.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     For the year ended August 31, 2004, GSAM has voluntarily agreed to waive a portion of its Management Fee for the CORE U.S. Equity and CORE Large Cap Growth Funds, equal to an annual percentage rate of each Fund’s average daily net assets. The adviser may discontinue or modify this waiver in the future at its discretion. Effective June 1, 2004, GSAM increased its annual waiver to 0.10% from 0.05% for the CORE U.S. Equity and CORE Large Cap Growth Funds.
     Additionally, the investment adviser has voluntarily agreed to limit “Other Expenses” (excluding Management Fees, Transfer Agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the year ended August 31, 2004, the Funds’ Management Fees, Management Fee waivers and Other Expense limitations as an annual percentage rate of average daily net assets are as follows:

	Management Fee

		Waiver	Other
	Contractual	Annual	Expense
Fund	Annual Rate	Rate	Limit

CORE U.S. Equity	0.75%	0.10%	0.004%

CORE Large Cap Growth	0.75	0.10	0.024

CORE Small Cap Equity	0.85	—	0.044

CORE Large Cap Value	0.60	—	0.064

CORE International Equity	0.85	—	0.124

     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of each Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to

54

GOLDMAN SACHS CORE EQUITY FUNDS

3. AGREEMENTS (continued)

Class A (CORE Internationally Equity Fund only), Class B and Class C Shares. Effective June 1, 2004, Goldman Sachs and/or Authorized Dealers are no longer entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets attributable to Class A Shares of CORE International Equity Fund.
     Goldman Sachs serves as the distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the year ended August 31, 2004, Goldman Sachs advised the Funds that it retained approximately the following amounts:

	Sales Load	Contingent Deferred Sales Charge

Fund	Class A	Class B	Class C

CORE U.S. Equity	$95,400	$100	$200

CORE Large Cap Growth	18,200	900	100

CORE Small Cap Equity	30,800	100	—

CORE Large Cap Value	21,100	100	—

CORE International Equity	25,900	300	—

     Goldman Sachs also serves as the transfer agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on a annualized basis) of the average daily net asset value of the Service Shares.
     For the year ended August 31, 2004, the Funds’ investment adviser has voluntarily agreed to reimburse operating expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

				Total
	Management	Other Expense	Custody Fee	Expense
Fund	Fee Waiver	Reimbursement	Reduction	Reductions

CORE U.S. Equity	$441	$404	$—	$845

CORE Large Cap Growth	232	288	1	521

CORE Small Cap Equity	—	301	1	302

CORE Large Cap Value	—	156	1	157

CORE International Equity	—	310	2	312

55

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)

August 31, 2004

3. AGREEMENTS (continued)

     As of August 31, 2004, the amounts owed to affiliates were as follows (in thousands):

				Over
	Management	Distribution and	Transfer	Reimbursement of
Fund	Fees	Service Fees	Agent Fees	“Other Expenses”	Total

CORE U.S. Equity	$381	$213	$93	$—	$687

CORE Large Cap Growth	185	119	41	—	345

CORE Small Cap Equity	247	57	31	—	335

CORE Large Cap Value	165	51	28	1	245

CORE International Equity	281	35	31	—	347

4. PORTFOLIO SECURITIES TRANSACTIONS

The costs of purchases and proceeds of sales and maturities of long-term securities (excluding short-term investments and futures) for the year ended August 31, 2004, were as follows:

Fund	Purchases	Sales and Maturities

CORE U.S. Equity	$782,306,428	$818,116,386

CORE Large Cap Growth	555,350,187	614,151,773

CORE Small Cap Equity	502,446,867	455,574,396

CORE Large Cap Value	501,222,978	473,762,872

CORE International Equity	411,625,414	331,413,172

     For the year ended August 31, 2004, Goldman Sachs earned approximately $5,500, $6,900, $10,000, $11,300 and $29,000 in brokerage commissions from portfolio transactions, including futures transactions, executed on behalf of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, respectively.

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through their securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Funds’ securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the year ended August 31, 2004, are reported parenthetically on the Statements of Operations. The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and it is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

56

GOLDMAN SACHS CORE EQUITY FUNDS

5. SECURITIES LENDING (continued)

     The table below details the following items as of or for the year ended August 31, 2004:

				Earnings Received	Amount Payable to
		Cash Collateral	Earnings of BGA	From Lending to	Goldman Sachs
	Market Value of	Received for Loans	Relating to Securities	Goldman Sachs for	Upon Return of
	Securities on Loan as	Outstanding as of	Loaned for Year Ended	Year Ended	Securities Loaned as
Fund	of August 31, 2004	August 31, 2004	August 31, 2004	August 31, 2004	of August 31, 2004

CORE U.S. Equity	$32,407,830	$32,825,325	$10,183	$6,075	$—

CORE Large Cap Growth	1,024,829	1,043,775	15,590	18,367	—

CORE Small Cap Equity	18,679,602	19,191,950	60,686	87,994	3,594,000

CORE Large Cap Value	3,452,880	3,521,700	5,110	658	—

CORE International Equity	25,677,294	27,209,308	55,012	49,271	8,115,286

6. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the year ended August 31, 2004, the Funds did not have any borrowings under this facility.

7. OTHER MATTERS

As of August 31, 2004, Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 14% and 7% of the outstanding shares of the CORE U.S. Equity Fund and CORE Small Cap Equity Fund, respectively. In addition, the following Goldman Sachs Asset Allocation Portfolios were beneficial owners of the Funds with amounts greater than 5% (as a percentage of outstanding shares):

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Balanced	Growth and Income	Growth	Aggressive Growth
Fund	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

CORE Large Cap Growth	—%	9%	11%	6%

CORE Small Cap Equity	—	6	6	—

CORE Large Cap Value	6	20	20	10

CORE International Equity	5	19	20	12

Legal Proceedings — Purported class and derivative action lawsuits were filed in April 2004 and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The actions allege violations of the Act, the Investment Advisers Act of 1940 and common law breach of fiduciary duty. The complaints allege, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM charged the Goldman Sachs Funds improper Rule 12b-1 fees; made improper brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and made untrue statements of material fact in registration statements and reports filed pursuant to the Act. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse

57

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)

August 31, 2004

7. OTHER MATTERS (continued)
financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

Mergers and Reorganizations — At a meeting held on August 5, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the tax-free acquisition of the Golden Oak International Equity Portfolios into the Goldman Sachs CORE International Equity Fund. The acquisition was completed on September 28, 2004.

8. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2003 was as follows:

	CORE U.S.	CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
	Equity Fund	Growth Fund	Equity Fund	Value Fund	Equity Fund

Distributions paid from ordinary income:	$875,601	$—	$—	$2,334,788	$2,470,861
The tax character of distributions paid during the fiscal year ended August 31, 2004 was as follows:

	CORE U.S.	CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
	Equity Fund	Growth Fund	Equity Fund	Value Fund	Equity Fund

Distributions paid from:
Ordinary income	$2,076,734	$—	$10,681,547	$3,922,506	$3,255,495
Net long-term capital gains	$—	$—	$5,228,338	$—	$—

Total taxable distributions	$2,076,734	$—	$15,909,885	$3,922,506	$3,255,495

As of August 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

	CORE U.S.	CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
	Equity Fund	Growth Fund	Equity Fund	Value Fund	Equity Fund

Undistributed ordinary income — net	$2,233,465	$—	$—	$55,755	$6,144,280
Undistributed long-term capital gains	$—	$—	$20,216,423	$—	$—

Total undistributed earnings	$2,233,465	$—	$20,216,423	$55,755	$6,144,280

Capital loss carryforward:
Expiring 2010	$(28,584,751)	$(156,789,602)	$—	$—	$(26,264,248)
Expiring 2011	$(78,171,486)	$(145,633,770)	$—	$(5,811,638)	$(51,926,044)

Total capital loss carryforward	$(106,756,237)	$(302,423,372)	$—	$(5,811,638)	$(78,190,292)
Unrealized gains (losses) — net	$84,874,426	$20,324,682	$28,949,697	$26,573,433	$39,898,474

Total accumulated earnings (losses) — net	$(19,648,346)	$(282,098,690)	$49,166,120	$20,817,550	$(32,147,538)

58

GOLDMAN SACHS CORE EQUITY FUNDS

8. ADDITIONAL TAX INFORMATION (continued)

At August 31, 2004, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	CORE U.S.	CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
	Equity Fund	Growth Fund	Equity Fund	Value Fund	Equity Fund

Tax cost	$649,157,257	$322,510,523	$331,812,751	$307,843,354	$386,058,478

Gross unrealized gain	91,725,586	28,606,686	37,596,321	30,305,133	48,208,880
Gross unrealized loss	(6,851,160)	(8,282,004)	(8,646,624)	(3,731,700)	(8,405,986)

Net unrealized security gain	$84,874,426	$20,324,682	$28,949,697	$26,573,433	$39,802,894

The difference between book-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, partnership investments, passive foreign investment company investments and mark to market gains and losses on Section 1256 contracts.

9. CERTAIN RECLASSIFICATIONS

In order to account for permanent book/tax differences, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. Reclassifications result primarily from the difference in the tax treatment of real estate investment trusts and net operating losses (CORE Large Cap Growth and CORE Small Cap Equity Funds only).

			Accumulated
		Accumulated	Undistributed
		Net Realized	Net Investment
Fund	Paid-in-Capital	Gain (Loss)	Income

CORE U.S. Equity	$—	$—	$—

CORE Large Cap Growth	(860,833)	520	860,313

CORE Small Cap Equity	—	(830,030)	830,030

CORE Large Cap Value	—	—	—

CORE International Equity	—	(698,046)	698,046

10. SUBSEQUENT EVENT

On September 22, 2004, Goldman Sachs, as Transfer Agent, has voluntarily determined to make a payment to the Goldman Sachs Trust of approximately $683,000 of which approximately $56,000, $20,000, $3,000, $4,000 and $1,000 is to be paid to CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity, respectively, related to certain earnings credits that reduce transfer agent fees. This amount will be allocated to Class A, Class B and Class C shares of each fund of the Goldman Sachs Trust.

59

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)

August 31, 2004

11. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended August 31, 2004, is as follows:

	CORE U.S. Equity Fund

	Shares	Dollars

Class A Shares
Shares sold	2,755,445	$69,635,249
Shares converted from Class B(a)	10,043	266,647
Reinvestment of dividends and distributions	45,379	1,084,576
Shares repurchased	(2,959,020)	(74,338,189)

	(148,153)	(3,351,717)

Class B Shares
Shares sold	341,843	8,132,481
Reinvestment of dividends and distributions	—	—
Shares converted to Class A(a)	(10,619)	(266,647)
Shares repurchased	(1,150,729)	(27,556,977)

	(819,505)	(19,691,143)

Class C Shares
Shares sold	367,691	8,759,704
Reinvestment of dividends and distributions	—	—
Shares repurchased	(489,204)	(11,707,029)

	(121,513)	(2,947,325)

Institutional Shares
Shares sold	778,406	19,625,783
Reinvestment of dividends and distributions	36,112	877,515
Shares repurchased	(1,188,004)	(30,150,911)

	(373,486)	(9,647,613)

Service Shares
Shares sold	68,064	1,693,903
Reinvestment of dividends and distributions	939	22,268
Shares repurchased	(53,507)	(1,326,233)

	15,496	389,938

NET INCREASE (DECREASE)	(1,447,161)	$(35,247,860)

(a)	Class B Shares will automatically convert to Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

60

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap		CORE Small Cap		CORE Large Cap		CORE International
Growth Fund		Equity Fund		Value Fund		Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

2,693,131	$30,268,953	5,498,013	$68,780,320	3,816,713	$41,244,797	7,338,656	$67,949,593
2,315	27,086	321	4,146	—	—	3,380	32,620
—	—	396,206	4,647,507	97,001	1,020,334	77,596	670,434
(4,157,853)	(46,858,544)	(4,222,485)	(53,500,876)	(3,336,746)	(35,925,329)	(6,105,987)	(54,085,786)

(1,462,407)	(16,562,505)	1,672,055	19,931,097	576,968	6,339,802	1,313,645	14,566,861

382,745	4,056,462	272,585	3,198,061	212,737	2,251,937	134,918	1,217,034
—	—	98,716	1,099,739	5,629	59,129	1,926	16,485
(2,440)	(27,086)	(340)	(4,146)	—	—	(3,423)	(32,620)
(2,140,534)	(22,879,593)	(426,305)	(5,070,503)	(348,939)	(3,668,785)	(186,537)	(1,684,090)

(1,760,229)	(18,850,217)	(55,344)	(776,849)	(130,573)	(1,357,719)	(53,116)	(483,191)

352,855	3,807,501	799,207	9,650,161	546,267	5,798,181	53,648	483,762
—	—	86,552	967,716	5,301	56,044	1,009	8,649
(938,206)	(9,991,739)	(566,310)	(6,707,271)	(479,117)	(5,051,547)	(137,025)	(1,237,970)

(585,351)	(6,184,238)	319,449	3,910,606	72,451	802,678	(82,368)	(745,559)

4,499,571	51,440,998	5,879,222	76,859,085	6,434,376	68,739,152	10,904,633	101,085,936
—	—	427,596	5,114,048	261,420	2,748,752	283,907	2,492,705
(5,773,567)	(67,482,859)	(4,175,923)	(50,820,384)	(4,550,134)	(49,934,183)	(4,471,943)	(42,746,078)

(1,273,996)	(16,041,861)	2,130,895	31,152,749	2,145,662	21,553,721	6,716,597	60,832,563

7,043	77,725	1,698,364	20,772,690	13,746	145,887	11,079	108,813
—	—	133,031	1,548,482	325	3,424	25	209
(14,311)	(161,475)	(1,857,187)	(22,806,509)	(4,890)	(52,874)	(37)	(326)

(7,268)	(83,750)	(25,792)	(485,337)	9,181	96,437	11,067	108,696

(5,089,251)	$(57,722,571)	4,041,263	$53,732,266	2,673,689	$27,434,919	7,905,825	$74,279,370

61

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)

August 31, 2004

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended August 31, 2003, is as follows:

	CORE U.S. Equity Fund

	Shares	Dollars

Class A Shares
Shares sold	3,087,596	$62,010,493
Reinvestment of dividends and distributions	7,828	155,735
Shares repurchased	(4,411,640)	(87,960,392)

	(1,316,216)	(25,794,164)

Class B Shares
Shares sold	433,558	8,258,056
Reinvestment of dividends and distributions	—	—
Shares repurchased	(1,479,043)	(27,825,369)

	(1,045,485)	(19,567,313)

Class C Shares
Shares sold	420,996	7,937,349
Reinvestment of dividends and distributions	—	—
Shares repurchased	(595,065)	(11,274,135)

	(174,069)	(3,336,786)

Institutional Shares
Shares sold	630,052	12,573,691
Reinvestment of dividends and distributions	31,817	643,652
Shares repurchased	(2,890,415)	(58,045,255)

	(2,228,546)	(44,827,912)

Service Shares
Shares sold	99,435	2,027,860
Reinvestment of dividends and distributions	—	—
Shares repurchased	(78,594)	(1,598,883)

	20,841	428,977

NET INCREASE (DECREASE)	(4,743,475)	$(93,097,198)

62

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap Growth Fund		CORE Small Cap Equity Fund		CORE Large Cap Value Fund		CORE International Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

2,639,616	$23,913,318	5,965,382	$56,218,709	4,188,716	$36,556,088	37,359,241	$251,857,397
—	—	—	—	89,257	746,740	80,827	544,773
(5,720,122)	(51,466,060)	(4,361,711)	(41,065,114)	(4,600,724)	(38,949,623)	(34,878,560)	(235,713,625)

(3,080,506)	(27,552,742)	1,603,671	15,153,595	(322,751)	(1,646,795)	2,561,508	16,688,545

648,829	5,646,123	321,097	3,030,601	328,649	2,779,219	78,166	520,337
—	—	—	—	6,321	52,682	251	1,674
(2,879,845)	(24,618,311)	(442,436)	(3,881,003)	(583,624)	(4,837,619)	(229,499)	(1,526,567)

(2,231,016)	(18,972,188)	(121,339)	(850,402)	(248,654)	(2,005,718)	(151,082)	(1,004,556)

265,148	2,289,317	846,504	7,570,524	552,068	4,674,944	1,694,375	10,932,704
—	—	—	—	5,052	42,283	413	2,759
(1,334,060)	(11,442,287)	(639,128)	(5,573,085)	(534,728)	(4,477,996)	(1,759,506)	(11,454,438)

(1,068,912)	(9,152,970)	207,376	1,997,439	22,392	239,231	(64,718)	(518,975)

5,193,493	46,351,526	7,382,411	70,234,024	6,514,254	58,333,281	6,480,695	45,649,692
—	—	—	—	174,929	1,461,507	274,824	1,879,799
(8,623,651)	(80,302,355)	(3,993,280)	(36,867,839)	(3,804,394)	(31,999,698)	(11,705,947)	(79,824,479)

(3,430,158)	(33,950,829)	3,389,131	33,366,185	2,884,789	27,795,090	(4,950,428)	(32,294,988)

7,605	68,571	1,320,718	12,961,664	6,704	57,568	1,477	10,000
—	—	—	—	229	1,915	22	153
(13,103)	(113,156)	(900,282)	(8,157,489)	(4,591)	(39,766)	—	—

(5,498)	(44,585)	420,436	4,804,175	2,342	19,717	1,499	10,153

(9,816,090)	$(89,673,314)	5,499,275	$54,470,992	2,338,118	$24,401,525	(2,603,221)	$(17,119,821)

63

 GOLDMAN SACHS CORE U.S. EQUITY FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
	of year	(loss)(b)	gain (loss)	operations	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2004 - Class A Shares	$22.57	$0.11	$3.20	$3.31	$(0.07)	$—	$(0.07)
2004 - Class B Shares	21.42	(0.08)	3.05	2.97	—	—	—
2004 - Class C Shares	21.34	(0.08)	3.04	2.96	—	—	—
2004 - Institutional Shares	23.00	0.21	3.27	3.48	(0.16)	—	(0.16)
2004 - Service Shares	22.40	0.08	3.19	3.27	(0.07)	—	(0.07)

2003 - Class A Shares	20.18	0.09	2.31	2.40	(0.01)	—	(0.01)
2003 - Class B Shares	19.28	(0.06)	2.20	2.14	—	—	—
2003 - Class C Shares	19.20	(0.06)	2.20	2.14	—	—	—
2003 - Institutional Shares	20.57	0.17	2.37	2.54	(0.11)	—	(0.11)
2003 - Service Shares	20.03	0.07	2.30	2.37	—	—	—

2002 - Class A Shares	24.30	0.04	(4.16)	(4.12)	—	—	—
2002 - Class B Shares	23.39	(0.13)	(3.98)	(4.11)	—	—	—
2002 - Class C Shares	23.29	(0.12)	(3.97)	(4.09)	—	—	—
2002 - Institutional Shares	24.68	0.14	(4.25)	(4.11)	—	—	—
2002 - Service Shares	24.15	0.02	(4.14)	(4.12)	—	—	—

2001 - Class A Shares	36.77	0.01	(8.96)	(8.95)	(0.06)	(3.46)	(3.52)
2001 - Class B Shares	35.71	(0.19)	(8.67)	(8.86)	—	(3.46)	(3.46)
2001 - Class C Shares	35.59	(0.19)	(8.65)	(8.84)	—	(3.46)	(3.46)
2001 - Institutional Shares	37.30	0.13	(9.09)	(8.96)	(0.20)	(3.46)	(3.66)
2001 - Service Shares	36.54	(0.01)	(8.91)	(8.92)	(0.01)	(3.46)	(3.47)

2000 - Class A Shares	34.21	0.10	6.00	6.10	—	(3.54)	(3.54)
2000 - Class B Shares	33.56	(0.14)	5.83	5.69	—	(3.54)	(3.54)
2000 - Class C Shares	33.46	(0.13)	5.80	5.67	—	(3.54)	(3.54)
2000 - Institutional Shares	34.61	0.24	6.07	6.31	(0.08)	(3.54)	(3.62)
2000 - Service Shares	34.05	0.07	5.96	6.03	—	(3.54)	(3.54)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

64

GOLDMAN SACHS CORE U.S. EQUITY FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	income (loss)	Portfolio
value, end	Total	year	to average	to average	to average	to average	turnover
of year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

$25.81	14.71%	$398,346	1.13%	0.43%	1.25%	0.31%	112%
24.39	13.87	115,492	1.88	(0.32)	2.00	(0.44)	112
24.30	13.87	38,656	1.88	(0.32)	2.00	(0.44)	112
26.32	15.18	140,587	0.73	0.83	0.85	0.71	112
25.60	14.60	9,215	1.23	0.33	1.35	0.21	112

22.57	11.90	351,673	1.15	0.44	1.26	0.33	74
21.42	11.10	118,993	1.90	(0.31)	2.01	(0.42)	74
21.34	11.15	36,546	1.90	(0.31)	2.01	(0.42)	74
23.00	12.40	131,457	0.75	0.84	0.86	0.73	74
22.40	11.83	7,717	1.25	0.34	1.36	0.23	74

20.18	(16.95)	340,934	1.14	0.19	1.24	0.09	74
19.28	(17.57)	127,243	1.89	(0.57)	1.99	(0.67)	74
19.20	(17.56)	36,223	1.89	(0.56)	1.99	(0.66)	74
20.57	(16.65)	163,439	0.74	0.59	0.84	0.49	74
20.03	(17.06)	6,484	1.24	0.09	1.34	(0.01)	74

24.30	(25.96)	471,445	1.14	0.04	1.23	(0.05)	54
23.39	(26.49)	184,332	1.89	(0.70)	1.98	(0.79)	54
23.29	(26.53)	45,841	1.89	(0.70)	1.98	(0.79)	54
24.68	(25.66)	255,400	0.74	0.45	0.83	0.36	54
24.15	(26.02)	8,319	1.24	(0.05)	1.33	(0.14)	54

36.77	18.96	715,775	1.14	0.31	1.23	0.22	59
35.71	18.03	275,673	1.89	(0.44)	1.98	(0.53)	59
35.59	18.03	62,820	1.89	(0.43)	1.98	(0.52)	59
37.30	19.41	379,172	0.74	0.71	0.83	0.62	59
36.54	18.83	11,879	1.24	0.19	1.33	0.10	59

The accompanying notes are an integral part of these financial statements.

65

 GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
	of year	(loss)(b)	gain (loss)	operations	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2004 - Class A Shares	$10.33	$(0.01)	$0.81	$0.80	$—	$—	$—
2004 - Class B Shares	9.87	(0.09)	0.77	0.68	—	—	—
2004 - Class C Shares	9.87	(0.09)	0.77	0.68	—	—	—
2004 - Institutional Shares	10.52	0.03	0.83	0.86	—	—	—
2004 - Service Shares	10.26	(0.02)	0.80	0.78	—	—	—

2003 - Class A Shares	9.06	(0.01)	1.28	1.27	—	—	—
2003 - Class B Shares	8.72	(0.07)	1.22	1.15	—	—	—
2003 - Class C Shares	8.72	(0.07)	1.22	1.15	—	—	—
2003 - Institutional Shares	9.19	0.03	1.30	1.33	—	—	—
2003 - Service Shares	9.01	(0.02)	1.27	1.25	—	—	—

2002 - Class A Shares	11.51	(0.03)	(2.38)	(2.41)	—	(0.04)	(0.04)
2002 - Class B Shares	11.16	(0.11)	(2.29)	(2.40)	—	(0.04)	(0.04)
2002 - Class C Shares	11.17	(0.11)	(2.30)	(2.41)	—	(0.04)	(0.04)
2002 - Institutional Shares	11.63	0.01	(2.41)	(2.40)	—	(0.04)	(0.04)
2002 - Service Shares	11.45	(0.04)	(2.36)	(2.40)	—	(0.04)	(0.04)

2001 - Class A Shares	22.66	(0.09)	(9.97)	(10.06)	(0.02)	(1.07)	(1.09)
2001 - Class B Shares	22.14	(0.20)	(9.71)	(9.91)	—	(1.07)	(1.07)
2001 - Class C Shares	22.15	(0.20)	(9.71)	(9.91)	—	(1.07)	(1.07)
2001 - Institutional Shares	22.87	(0.02)	(10.06)	(10.08)	(0.09)	(1.07)	(1.16)
2001 - Service Shares	22.55	(0.10)	(9.93)	(10.03)	—	(1.07)	(1.07)

2000 - Class A Shares	17.02	0.06	5.67	5.73	—	(0.09)	(0.09)
2000 - Class B Shares	16.75	(0.09)	5.57	5.48	—	(0.09)	(0.09)
2000 - Class C Shares	16.75	(0.08)	5.57	5.49	—	(0.09)	(0.09)
2000 - Institutional Shares	17.10	0.13	5.73	5.86	—	(0.09)	(0.09)
2000 - Service Shares	16.95	0.03	5.66	5.69	—	(0.09)	(0.09)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

66     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	income (loss)	Portfolio
value, end	Total	year	to average	to average	to average	to average	turnover
of year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

$11.13	7.74%	$120,872	1.15%	(0.10)%	1.29%	(0.24)%	149%
10.55	6.89	78,810	1.90	(0.85)	2.04	(0.99)	149
10.55	6.89	32,901	1.90	(0.85)	2.04	(0.99)	149
11.38	8.17	109,353	0.75	0.31	0.89	0.17	149
11.04	7.60	361	1.25	(0.20)	1.39	(0.34)	149

10.33	14.02	127,317	1.18	(0.07)	1.31	(0.20)	119
9.87	13.19	91,084	1.93	(0.82)	2.06	(0.95)	119
9.87	13.19	36,553	1.93	(0.82)	2.06	(0.95)	119
10.52	14.47	114,524	0.78	0.33	0.91	0.20	119
10.26	13.87	410	1.28	(0.17)	1.41	(0.30)	119

9.06	(21.04)	139,593	1.17	(0.32)	1.27	(0.42)	113
8.72	(21.61)	99,959	1.92	(1.06)	2.02	(1.16)	113
8.72	(21.68)	41,627	1.92	(1.07)	2.02	(1.17)	113
9.19	(20.74)	131,590	0.77	0.08	0.87	(0.02)	113
9.01	(21.06)	409	1.27	(0.41)	1.37	(0.51)	113

11.51	(45.97)	246,785	1.16	(0.57)	1.24	(0.65)	68
11.16	(46.37)	167,469	1.91	(1.32)	1.99	(1.40)	68
11.17	(46.35)	77,398	1.91	(1.32)	1.99	(1.40)	68
11.63	(45.73)	201,935	0.76	(0.15)	0.84	(0.23)	68
11.45	(46.05)	1,316	1.26	(0.68)	1.34	(0.76)	68

22.66	33.73	545,763	1.09	0.31	1.24	0.16	73
22.14	32.78	338,128	1.84	(0.44)	1.99	(0.59)	73
22.15	32.84	154,966	1.84	(0.43)	1.99	(0.58)	73
22.87	34.34	322,900	0.69	0.65	0.84	0.50	73
22.55	33.64	3,879	1.19	0.15	1.34	—	73

The accompanying notes are an integral part of these financial statements.      67

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from			Distributions to
		investment operations			shareholders

	Net asset	Net	Net	Total	From	From
	value,	investment	realized	from	net	net
	beginning	income	and unrealized	investment	investment	realized	Total
	of year	(loss)(b)	gain (loss)	operations	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2004 - Class A Shares	$11.61	$(0.04)	$1.38	$1.34	$(0.02)	$(0.69)	$(0.71)
2004 - Class B Shares	11.06	(0.13)	1.32	1.19	—	(0.69)	(0.69)
2004 - Class C Shares	11.10	(0.13)	1.32	1.19	—	(0.69)	(0.69)
2004 - Institutional Shares	11.84	0.01	1.41	1.42	(0.05)	(0.69)	(0.74)
2004 - Service Shares	11.53	(0.05)	1.36	1.31	(0.02)	(0.69)	(0.71)

2003 - Class A Shares	9.36	0.02	2.23	2.25	—	—	—
2003 - Class B Shares	8.99	(0.05)	2.12	2.07	—	—	—
2003 - Class C Shares	9.01	(0.05)	2.14	2.09	—	—	—
2003 - Institutional Shares	9.51	0.06	2.27	2.33	—	—	—
2003 - Service Shares	9.30	0.01	2.22	2.23	—	—	—

2002 - Class A Shares	10.59	—(c )	(0.83)	(0.83)	—	(0.40)	(0.40)
2002 - Class B Shares	10.26	(0.08)	(0.79)	(0.87)	—	(0.40)	(0.40)
2002 - Class C Shares	10.29	(0.07)	(0.81)	(0.88)	—	(0.40)	(0.40)
2002 - Institutional Shares	10.76	0.04	(0.85)	(0.81)	(0.04)	(0.40)	(0.44)
2002 - Service Shares	10.55	0.01	(0.84)	(0.83)	(0.02)	(0.40)	(0.42)

2001 - Class A Shares	12.90	0.01	(1.12)	(1.11)	—	(1.20)	(1.20)
2001 - Class B Shares	12.63	(0.07)	(1.10)	(1.17)	—	(1.20)	(1.20)
2001 - Class C Shares	12.66	(0.07)	(1.10)	(1.17)	—	(1.20)	(1.20)
2001 - Institutional Shares	13.03	0.05	(1.12)	(1.07)	—	(1.20)	(1.20)
2001 - Service Shares	12.87	—(c )	(1.12)	(1.12)	—	(1.20)	(1.20)

2000 - Class A Shares	10.23	(0.03)	2.70	2.67	—	—	—
2000 - Class B Shares	10.09	(0.11)	2.65	2.54	—	—	—
2000 - Class C Shares	10.10	(0.10)	2.66	2.56	—	—	—
2000 - Institutional Shares	10.30	0.02	2.71	2.73	—	—	—
2000 - Service Shares	10.22	(0.04)	2.69	2.65	—	—	—

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Less than $.005 per share.

68     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	income (loss)	Portfolio
value, end	Total	year	to average	to average	to average	to average	turnover
of year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

$12.24	11.87%	$114,684	1.33%	(0.30)%	1.43%	(0.40)%	153%
11.56	11.08	19,642	2.08	(1.04)	2.18	(1.14)	153
11.60	11.05	20,915	2.08	(1.05)	2.18	(1.15)	153
12.52	12.31	145,003	0.93	0.10	1.03	—	153
12.13	11.79	42,618	1.43	(0.40)	1.53	(0.50)	153

11.61	24.04	89,340	1.34	0.25	1.52	0.07	149
11.06	23.03	19,408	2.09	(0.51)	2.27	(0.69)	149
11.10	23.09	16,463	2.09	(0.51)	2.27	(0.69)	149
11.84	24.50	111,957	0.94	0.65	1.12	0.47	149
11.53	23.87	40,775	1.44	0.15	1.62	(0.03)	149

9.36	(8.20)	57,014	1.34	0.01	1.58	(0.23)	136
8.99	(8.88)	16,854	2.09	(0.74)	2.33	(0.98)	136
9.01	(8.95)	11,504	2.09	(0.74)	2.33	(0.98)	136
9.51	(7.93)	57,683	0.94	0.39	1.18	0.15	136
9.30	(8.27)	28,999	1.44	0.15	1.68	(0.09)	136

10.59	(8.64)	50,093	1.33	0.09	1.59	(0.17)	85
10.26	(9.35)	16,125	2.08	(0.66)	2.34	(0.92)	85
10.29	(9.32)	8,885	2.08	(0.66)	2.34	(0.92)	85
10.76	(8.28)	62,794	0.93	0.48	1.19	0.22	85
10.55	(8.75)	201	1.43	0.03	1.69	(0.23)	85

12.90	26.10	54,954	1.33	(0.21)	1.55	(0.43)	135
12.63	25.17	17,923	2.08	(0.96)	2.30	(1.18)	135
12.66	25.35	8,289	2.08	(0.96)	2.30	(1.18)	135
13.03	26.60	86,196	0.93	0.19	1.15	(0.03)	135
12.87	25.93	63	1.43	(0.30)	1.65	(0.52)	135

The accompanying notes are an integral part of these financial statements.      69

 GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
	of year	(loss)(b)	gain (loss)	operations	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2004 - Class A Shares	$9.48	$0.10	$1.69	$1.79	$(0.12)	$—	$(0.12)
2004 - Class B Shares	9.40	0.02	1.68	1.70	(0.04)	—	(0.04)
2004 - Class C Shares	9.42	0.02	1.67	1.69	(0.04)	—	(0.04)
2004 - Institutional Shares	9.47	0.15	1.68	1.83	(0.16)	—	(0.16)
2004 - Service Shares	9.50	0.09	1.70	1.79	(0.11)	—	(0.11)

2003 - Class A Shares	8.74	0.10	0.74	0.84	(0.10)	—	(0.10)
2003 - Class B Shares	8.67	0.03	0.73	0.76	(0.03)	—	(0.03)
2003 - Class C Shares	8.68	0.03	0.74	0.77	(0.03)	—	(0.03)
2003 - Institutional Shares	8.74	0.13	0.73	0.86	(0.13)	—	(0.13)
2003 - Service Shares	8.74	0.09	0.74	0.83	(0.07)	—	(0.07)

2002 - Class A Shares	10.31	0.07	(1.57)	(1.50)	(0.07)	—	(0.07)
2002 - Class B Shares	10.24	— (c)	(1.56)	(1.56)	(0.01)	—	(0.01)
2002 - Class C Shares	10.25	— (c)	(1.56)	(1.56)	(0.01)	—	(0.01)
2002 - Institutional Shares	10.31	0.11	(1.57)	(1.46)	(0.11)	—	(0.11)
2002 - Service Shares	10.31	0.07	(1.58)	(1.51)	(0.06)	—	(0.06)

2001 - Class A Shares	10.81	0.07	(0.42)	(0.35)	(0.09)	(0.06)	(0.15)
2001 - Class B Shares	10.75	(0.01)	(0.42)	(0.43)	(0.02)	(0.06)	(0.08)
2001 - Class C Shares	10.76	(0.01)	(0.42)	(0.43)	(0.02)	(0.06)	(0.08)
2001 - Institutional Shares	10.82	0.11	(0.43)	(0.32)	(0.13)	(0.06)	(0.19)
2001 - Service Shares	10.81	0.06	(0.42)	(0.36)	(0.08)	(0.06)	(0.14)

2000 - Class A Shares	10.55	0.12	0.36	0.48	(0.10)	(0.12)	(0.22)
2000 - Class B Shares	10.50	0.05	0.36	0.41	(0.04)	(0.12)	(0.16)
2000 - Class C Shares	10.51	0.04	0.37	0.41	(0.04)	(0.12)	(0.16)
2000 - Institutional Shares	10.55	0.16	0.37	0.53	(0.14)	(0.12)	(0.26)
2000 - Service Shares	10.55	0.11	0.36	0.47	(0.09)	(0.12)	(0.21)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Less than $.005 per share.

70     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	income (loss)	Portfolio
value, end	Total	year	to average	to average	to average	to average	turnover
of year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

$11.15	18.93%	$100,374	1.10%	0.95%	1.15%	0.90%	154%
11.06	18.09	19,819	1.85	0.19	1.90	0.14	154
11.07	17.97	17,027	1.85	0.19	1.90	0.14	154
11.14	19.41	194,541	0.70	1.36	0.75	1.31	154
11.18	18.89	487	1.20	0.84	1.25	0.79	154

9.48	9.70	79,866	1.11	1.13	1.22	1.02	102
9.40	8.83	18,077	1.86	0.38	1.97	0.27	102
9.42	8.95	13,798	1.86	0.37	1.97	0.26	102
9.47	10.03	145,059	0.71	1.52	0.82	1.41	102
9.50	9.58	327	1.21	1.02	1.32	0.91	102

8.74	(14.61)	76,472	1.11	0.76	1.20	0.67	112
8.67	(15.28)	18,828	1.86	0.00	1.95	(0.09)	112
8.68	(15.26)	12,533	1.86	0.01	1.95	(0.08)	112
8.74	(14.25)	108,613	0.71	1.15	0.80	1.06	112
8.74	(14.70)	281	1.21	0.72	1.30	0.63	112

10.31	(3.32)	89,861	1.10	0.64	1.17	0.57	70
10.24	(4.08)	22,089	1.85	(0.11)	1.92	(0.18)	70
10.25	(4.07)	15,222	1.85	(0.11)	1.92	(0.18)	70
10.31	(3.03)	132,684	0.70	1.04	0.77	0.97	70
10.31	(3.43)	56	1.20	0.52	1.27	0.45	70

10.81	4.68	100,972	1.06	1.14	1.17	1.03	83
10.75	3.96	19,069	1.81	0.44	1.92	0.33	83
10.76	3.97	11,178	1.81	0.45	1.92	0.34	83
10.82	5.20	175,493	0.66	1.54	0.77	1.43	83
10.81	4.60	12	1.16	1.07	1.27	0.96	83

The accompanying notes are an integral part of these financial statements.      71

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
	of year	(loss)(b)	gain (loss)	operations	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2004 - Class A Shares	$7.66	$0.10	$1.80	$1.90	$(0.07)	$—	$(0.07)
2004 - Class B Shares	7.56	0.04	1.80	1.84	(0.03)	—	(0.03)
2004 - Class C Shares	7.56	0.04	1.79	1.83	(0.02)	—	(0.02)
2004 - Institutional Shares	7.80	0.15	1.84	1.99	(0.11)	—	(0.11)
2004 - Service Shares	7.70	0.15	1.77	1.92	(0.08)	—	(0.08)

2003 - Class A Shares	7.35	0.08	0.28	0.36	(0.05)	—	(0.05)
2003 - Class B Shares	7.24	0.04	0.28	0.32	— (d)	—	— (d)
2003 - Class C Shares	7.25	0.04	0.28	0.32	(0.01)	—	(0.01)
2003 - Institutional Shares	7.49	0.12	0.29	0.41	(0.10)	—	(0.10)
2003 - Service Shares	7.39	0.10	0.27	0.37	(0.06)	—	(0.06)

2002 - Class A Shares	8.38	0.03	(1.06)	(1.03)	—	—	—
2002 - Class B Shares	8.29	(0.01)	(1.04)	(1.05)	—	—	—
2002 - Class C Shares	8.30	(0.01)	(1.04)	(1.05)	—	—	—
2002 - Institutional Shares	8.50	0.08	(1.07)	(0.99)	(0.02)	—	(0.02)
2002 - Service Shares	8.41	0.05	(1.07)	(1.02)	—	—	—

2001 - Class A Shares	11.32	— (c)	(2.35)	(2.35)	(0.04)	(0.55)	(0.59)
2001 - Class B Shares	11.22	(0.04)	(2.34)	(2.38)	—	(0.55)	(0.55)
2001 - Class C Shares	11.23	(0.04)	(2.34)	(2.38)	—	(0.55)	(0.55)
2001 - Institutional Shares	11.48	0.07	(2.39)	(2.32)	(0.11)	(0.55)	(0.66)
2001 - Service Shares	11.36	0.02	(2.36)	(2.34)	(0.06)	(0.55)	(0.61)

2000 - Class A Shares	10.87	0.02	0.74	0.76	(0.05)	(0.26)	(0.31)
2000 - Class B Shares	10.81	(0.04)	0.73	0.69	(0.02)	(0.26)	(0.28)
2000 - Class C Shares	10.82	(0.03)	0.72	0.69	(0.02)	(0.26)	(0.28)
2000 - Institutional Shares	11.00	0.09	0.75	0.84	(0.10)	(0.26)	(0.36)
2000 - Service Shares	10.93	0.05	0.73	0.78	(0.09)	(0.26)	(0.35)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Less than $.005 per share.

72     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	income (loss)	Portfolio
value, end	Total	year	to average	to average	to average	to average	turnover
of year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

$9.49	24.85%	$130,291	1.59%	1.08%	1.68%	0.99%	99%
9.37	24.31	6,408	2.16	0.45	2.25	0.36	99
9.37	24.28	3,747	2.16	0.43	2.25	0.34	99
9.68	25.71	261,118	1.01	1.65	1.10	1.56	99
9.54	25.08	144	1.51	1.55	1.60	1.46	99

7.66	5.00	95,015	1.67	1.12	1.84	0.95	122
7.56	4.45	5,574	2.17	0.56	2.34	0.39	122
7.56	4.38	3,646	2.17	0.64	2.34	0.47	122
7.80	5.64	158,021	1.02	1.73	1.19	1.56	122
7.70	5.14	31	1.52	1.45	1.69	1.28	122

7.35	(12.29)	72,405	1.67	0.38	1.82	0.23	115
7.24	(12.67)	6,434	2.17	(0.07)	2.32	(0.22)	115
7.25	(12.65)	3,963	2.17	(0.07)	2.32	(0.22)	115
7.49	(11.68)	188,858	1.02	1.02	1.17	0.87	115
7.39	(12.13)	18	1.52	0.60	1.67	0.45	115

8.38	(21.50)	108,955	1.66	0.00	1.77	(0.11)	93
8.29	(21.93)	8,575	2.16	(0.47)	2.27	(0.58)	93
8.30	(21.91)	5,114	2.16	(0.44)	2.27	(0.55)	93
8.50	(21.02)	291,596	1.01	0.70	1.12	0.59	93
8.41	(21.37)	21	1.51	0.21	1.62	0.10	93

11.32	6.92	147,409	1.66	0.14	1.75	0.05	92
11.22	6.36	12,032	2.16	(0.36)	2.25	(0.45)	92
11.23	6.34	6,887	2.16	(0.34)	2.25	(0.43)	92
11.48	7.62	308,074	1.01	0.78	1.10	0.69	92
11.36	7.05	27	1.51	0.33	1.60	0.24	92

The accompanying notes are an integral part of these financial statements.      73

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Goldman Sachs Trust — CORE Equity Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity Fund, CORE Large Cap Value Fund, and CORE International Equity Fund (collectively “the CORE Equity Funds”), portfolios of the Goldman Sachs Trust, at August 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the CORE Equity Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 27, 2004

74

 GOLDMAN SACHS LARGE CAP VALUE FUND

Statement of Investments

August 31, 2004

Shares	Description	Value
Common Stocks – 95.2%

Biotechnology – 0.7%
139,800	MedImmune, Inc.*	$3,337,026

Brokers – 2.7%
115,776	Merrill Lynch & Co., Inc.	5,912,681
81,884	The Bear Stearns Cos., Inc.	7,199,241

		13,111,922

Chemical – 2.7%
252,000	Monsanto Co.	9,223,200
88,049	Rohm & Haas Co.	3,568,626

		12,791,826

Computer Hardware – 1.8%
77,930	CDW Corp.	4,558,905
243,091	Hewlett-Packard Co.	4,348,898

		8,907,803

Computer Software – 3.2%
266,956	Activision, Inc.*	3,841,497
417,100	Microsoft Corp.	11,386,830

		15,228,327

Consumer Durables – 2.1%
310,500	Masco Corp.	9,976,365

Defense/Aerospace – 1.0%
46,935	General Dynamics Corp.	4,582,733

Diversified Energy – 1.4%
571,900	The Williams Companies, Inc.	6,799,891

Drugs – 2.6%
91,600	Johnson & Johnson	5,321,960
215,400	Pfizer, Inc.	7,037,118

		12,359,078

Electrical Utilities – 5.8%
156,128	Entergy Corp.	9,414,518
38,313	Exelon Corp.	1,411,834
186,138	FirstEnergy Corp.	7,490,193
198,565	PPL Corp.	9,497,364

		27,813,909

Energy Resources – 10.2%
470,943	Burlington Resources, Inc.	17,062,265
147,793	ChevronTexaco Corp.	14,409,818
238,010	ConocoPhillips	17,715,084

		49,187,167

Food & Beverage – 0.8%
117,578	Kraft Foods, Inc.	3,677,840

Health Insurance – 1.4%
75,400	Aetna, Inc.	6,985,810

Home Products – 4.1%
176,100	Avon Products, Inc.	7,780,098
54,500	The Clorox Co.	2,879,780
164,870	The Procter & Gamble Co.	9,227,774

		19,887,652

Hotel & Leisure – 0.9%
87,185	Harrah’s Entertainment, Inc.	4,201,445

Large Banks – 12.5%
505,280	Bank of America Corp.	22,727,494
418,742	Citigroup, Inc.	19,505,002
452,660	J.P. Morgan Chase & Co.	17,916,283

		60,148,779

Life Insurance – 0.7%
94,725	MetLife, Inc.	3,528,506

Media – 6.8%
268,365	Fox Entertainment Group, Inc.*	7,283,426
176,353	Lamar Advertising Co.*	7,704,863
746,200	Time Warner, Inc.*	12,200,370
164,800	Viacom, Inc. Class B	5,489,488

		32,678,147

Medical Products – 1.2%
197,200	Baxter International, Inc.	6,022,488

Motor Vehicle – 0.9%
105,310	Autoliv, Inc.	4,449,347

Paper & Packaging – 0.7%
140,732	Packaging Corp. of America	3,222,763

Parts & Equipment – 6.5%
142,990	American Standard Companies, Inc.*	5,377,854
151,202	Eaton Corp.	9,125,041
530,100	Tyco International Ltd.	16,602,732

		31,105,627

Property Insurance – 4.9%
80,015	PartnerRe Ltd.	4,107,170
130,689	RenaissanceRe Holdings Ltd. Series B	6,288,755
113,300	Willis Group Holdings Ltd.	3,962,101
129,738	XL Capital Ltd.	9,107,607

		23,465,633

Regional Banks – 4.1%
278,090	KeyCorp	8,718,122
53,230	M&T Bank Corp.	5,055,785
44,118	PNC Financial Services Group	2,367,813
111,877	Regions Financial Corp.	3,612,510

		19,754,230

REITs – 1.6%
119,230	iStar Financial, Inc.	4,797,815
76,775	Liberty Property Trust	3,106,317

		7,904,132

Retail Apparel – 1.6%
211,030	The Home Depot, Inc.	7,715,257

Semiconductors – 0.4%
82,900	Integrated Circuit Systems, Inc.*	1,822,142

16     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)

Specialty Financials – 2.9%
160,410	Countrywide Financial Corp.	$5,702,576
125,628	Freddie Mac	8,432,151

		14,134,727

Telecommunications Equipment – 1.5%
1,974,598	Nortel Networks Corp.*	7,424,488

Telephone – 2.2%
536,700	Sprint Corp.	10,562,256

Thrifts – 0.7%
33,200	Golden West Financial Corp.	3,593,236

Tobacco – 2.2%
220,403	Altria Group, Inc.	10,788,727

Transports – 0.7%
230,700	Southwest Airlines Co.	3,418,974

Trust/ Processors – 1.7%
277,254	The Bank of New York Co., Inc.	8,262,169

TOTAL COMMON STOCKS
(Cost $404,583,455)		$458,850,422

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 4.3%

Joint Repurchase Agreement Account II^
$20,500,000	1.60%	09/01/2004	$20,500,000
Maturity Value: $20,500,909

TOTAL REPURCHASE AGREEMENT
(Cost $20,500,000)			$20,500,000

TOTAL INVESTMENTS – 99.5%
(Cost $425,083,455)			$479,350,422

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

^	Joint repurchase agreements was entered into on August 31, 2004.

Investment Abbreviations:
REIT—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II — At August 31, 2004, the Large Cap Value Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $20,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,750,000,000	1.60%	09/01/2004	$1,750,077,778

Barclays Capital LLC	100,000,000	1.55	09/01/2004	100,004,306

Barclays Capital LLC	750,000,000	1.59	09/01/2004	750,033,125

Citigroup Global Markets	1,000,000,000	1.60	09/01/2004	1,000,044,444

Credit Suisse First Boston Corp	1,007,900,000	1.60	09/01/2004	1,007,944,795

Greenwich Capital Markets	400,000,000	1.60	09/01/2004	400,017,778

J.P. Morgan Chase & Co.	550,000,000	1.60	09/01/2004	550,024,444

Morgan Stanley	1,000,000,000	1.59	09/01/2004	1,000,044,167

UBS LLC	750,000,000	1.59	09/01/2004	750,033,125

Westdeutsche Landesbank AG	600,000,000	1.60	09/01/2004	600,026,667

TOTAL	$7,907,900,000			$7,908,250,629

At August 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 09/20/2004 to 01/01/2022; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 09/07/2004 to 09/01/2034; Federal National Mortgage Association, 0.00% to 10.50%, due 11/04/2004 to 09/01/2034; Student Loan Marketing Association, 2.00% to 5.85%, due 03/15/2005 to 06/01/2007 and Tennessee Valley Authority, 5.625% to 6.79%, due 01/18/2011 to 03/15/2013.

The accompanying notes are an integral part of these financial statements.      17

GOLDMAN SACHS GROWTH AND INCOME FUND

Statement of Investments

August 31, 2004

Shares	Description	Value
Common Stocks – 97.2%

Brokers – 2.3%
154,144	Merrill Lynch & Co., Inc.	$7,872,134
107,700	The Bear Stearns Cos., Inc.	9,468,984

		17,341,118

Chemical – 2.8%
229,646	Rohm & Haas Co.	9,307,552
272,200	The Dow Chemical Co.	11,652,882

		20,960,434

Computer Hardware – 1.8%
70,885	CDW Corp.	4,146,772
349,200	Hewlett-Packard Co.	6,247,188
236,683	Xerox Corp.*	3,178,653

		13,572,613

Computer Software – 3.0%
435,572	Activision, Inc.*	6,267,881
584,100	Microsoft Corp.	15,945,930

		22,213,811

Consumer Durables – 1.2%
290,000	Masco Corp.	9,317,700

Defense/Aerospace – 0.9%
71,100	General Dynamics Corp.	6,942,204

Drugs – 2.4%
136,728	Johnson & Johnson	7,943,897
303,000	Pfizer, Inc.	9,899,010

		17,842,907

Electrical Utilities – 8.5%
167,600	Ameren Corp.	7,842,004
171,000	Dominion Resources, Inc.	11,096,190
208,129	Entergy Corp.	12,550,179
260,690	Exelon Corp.	9,606,426
208,101	FirstEnergy Corp.	8,373,984
294,530	PPL Corp.	14,087,370

		63,556,153

Energy Resources – 12.5%
400,356	Burlington Resources, Inc.	14,504,898
298,500	ChevronTexaco Corp.	29,103,750
363,800	ConocoPhillips	27,077,634
490,316	Exxon Mobil Corp.	22,603,568

		93,289,850

Environmental & Other Services – 0.5%
143,010	Waste Management, Inc.	3,974,248

Food & Beverage – 1.8%
162,539	H.J. Heinz Co.	6,161,854
239,400	Kraft Foods, Inc.	7,488,432

		13,650,286

Health Insurance – 0.9%
70,800	Aetna, Inc.	6,559,620

Home Products – 3.5%
162,390	Avon Products, Inc.	7,174,390
138,100	The Clorox Co.	7,297,204
212,896	The Procter & Gamble Co.	11,915,789

		26,387,383

Large Banks – 12.4%
763,032	Bank of America Corp.	34,321,179
627,155	Citigroup, Inc.	29,212,880
630,060	J.P. Morgan Chase & Co.	24,937,775
138,713	U.S. Bancorp	4,092,034

		92,563,868

Media – 3.8%
236,114	Fox Entertainment Group, Inc.*	6,408,134
29,900	Lamar Advertising Co.*	1,306,331
631,144	Time Warner, Inc.*	10,319,205
307,940	Viacom, Inc. Class B	10,257,481

		28,291,151

Medical Products – 1.2%
299,400	Baxter International, Inc.	9,143,676

Motor Vehicle – 0.9%
159,701	Autoliv, Inc.	6,747,367

Paper & Packaging – 0.7%
231,500	Packaging Corp. of America	5,301,350

Parts & Equipment – 5.8%
190,586	Eaton Corp.	11,501,865
552,000	General Electric Co.	18,100,080
448,571	Tyco International Ltd.	14,049,244

		43,651,189

Property Insurance – 6.6%
112,305	American International Group, Inc.	8,000,608
194,650	PartnerRe Ltd.	9,991,385
176,548	RenaissanceRe Holdings Ltd. Series B	8,495,490
197,700	The Allstate Corp.	9,333,417
198,135	Willis Group Holdings Ltd.	6,928,781
94,241	XL Capital Ltd.	6,615,718

		49,365,399

Regional Banks – 3.7%
423,500	KeyCorp	13,276,725
69,000	PNC Financial Services Group	3,703,230
325,205	Regions Financial Corp.	10,500,869

		27,480,824

The accompanying notes are an integral part of these financial statements.

19

 GOLDMAN SACHS GROWTH AND INCOME FUND
Statement of Investments (continued)
August 31, 2004

Shares	Description	Value
Common Stocks – (continued)

REITs – 4.5%
82,945	Avalonbay Communities, Inc.@	$5,009,878
185,200	Duke Realty Corp.	6,296,800
320,430	iStar Financial, Inc.	12,894,103
150,795	Liberty Property Trust	6,101,166
97,800	Plum Creek Timber Co., Inc.	3,231,312

		33,533,259

Retail Apparel – 1.6%
191,700	J. C. Penney Co., Inc.	7,345,944
187,087	The May Department Stores Co.	4,585,502

		11,931,446

Semiconductors – 0.4%
129,568	Integrated Circuit Systems, Inc.*	2,847,905

Specialty Financials – 5.0%
340,700	American Capital Strategies Ltd.	10,629,840
205,618	Countrywide Financial Corp.	7,309,720
156,882	Fannie Mae	11,679,865
117,883	SLM Corp.	4,599,794
90,200	Washington Mutual, Inc.	3,502,466

		37,721,685

Telecommunications Equipment – 1.0%
2,019,125	Nortel Networks Corp.*	7,591,910

Telephone – 3.6%
651,936	Sprint Corp.	12,830,100
363,792	Verizon Communications, Inc.	14,278,836

		27,108,936

Thrifts – 0.5%
31,300	Golden West Financial Corp.	3,387,599

Tobacco – 2.2%
341,200	Altria Group, Inc.	16,701,740

Transports – 0.5%
232,663	Southwest Airlines Co.	3,448,066

Trust/Processors – 0.7%
175,400	The Bank of New York Co., Inc.	5,226,920

TOTAL COMMON STOCKS
(Cost $639,633,224)		$727,652,617

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 2.4%

Joint Repurchase Agreement Account II^
$18,000,000	1.60%	09/01/2004	$18,000,000
Maturity Value: $18,000,798

TOTAL REPURCHASE AGREEMENT
(Cost $18,000,000)			$18,000,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $657,633,224)			$745,652,617

Shares	Description	Value
Securities Lending Collateral – 0.0%

321,100	Boston Global Investment Trust – Enhanced Portfolio	$321,100

TOTAL SECURITIES LENDING COLLATERAL
(Cost $321,100)		$321,100

TOTAL INVESTMENTS
(Cost $657,954,324)		$745,973,717

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion of security is on loan.

^	Joint repurchase agreements was entered into on August 31, 2004.

Investment Abbreviations:
REIT—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

20

GOLDMAN SACHS GROWTH AND INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II — At August 31, 2004, the Growth and Income Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $18,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,750,000,000	1.60%	09/01/2004	$1,750,077,778

Barclays Capital LLC	100,000,000	1.55	09/01/2004	100,004,306

Barclays Capital LLC	750,000,000	1.59	09/01/2004	750,033,125

Citigroup Global Markets	1,000,000,000	1.60	09/01/2004	1,000,044,444

Credit Suisse First Boston Corp	1,007,900,000	1.60	09/01/2004	1,007,944,795

Greenwich Capital Markets	400,000,000	1.60	09/01/2004	400,017,778

J.P. Morgan Chase & Co.	550,000,000	1.60	09/01/2004	550,024,444

Morgan Stanley	1,000,000,000	1.59	09/01/2004	1,000,044,167

UBS LLC	750,000,000	1.59	09/01/2004	750,033,125

Westdeutsche Landesbank AG	600,000,000	1.60	09/01/2004	600,026,667

TOTAL	$7,907,900,000			$7,908,250,629

At August 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 09/20/2004 to 01/01/2022; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 09/07/2004 to 09/01/2034; Federal National Mortgage Association, 0.00% to 10.50%, due 11/04/2004 to 09/01/2034; Student Loan Marketing Association, 2.00% to 5.85%, due 03/15/2005 to 06/01/2007 and Tennessee Valley Authority, 5.625% to 6.79%, due 01/18/2011 to 03/15/2013.

The accompanying notes are an integral part of these financial statements.

21

GOLDMAN SACHS MID CAP VALUE FUND

Statement of Investments

August 31, 2004

Shares	Description	Value
Common Stocks – 95.0%

Biotechnology – 1.1%
811,306	MedImmune, Inc.*	$19,365,874

Brokers – 1.0%
196,883	The Bear Stearns Companies, Inc.	17,309,953

Chemical – 4.7%
1,903,806	Agrium, Inc.	29,604,183
871,064	Monsanto Co.	31,880,943
454,815	Rohm & Haas Co.	18,433,652

		79,918,778

Computer Hardware – 3.4%
375,741	CDW Corp.	21,980,848
584,190	Hutchinson Technology, Inc.*@	14,207,501
723,805	Storage Technology Corp.*	17,552,271
381,755	Xerox Corp.*@	5,126,970

		58,867,590

Computer Software – 1.4%
1,153,003	Activision, Inc.*	16,591,713
768,804	NetIQ Corp.*	7,395,895

		23,987,608

Construction – 2.0%
736,450	Lennar Corp.	33,729,410

Consumer Durables – 1.6%
173,790	Mohawk Industries, Inc.*	13,367,927
303,640	The Stanley Works	13,135,466

		26,503,393

Defense/Aerospace – 1.1%
547,892	Rockwell Collins, Inc.	18,842,006

Diversified Energy – 3.2%
2,838,160	The Williams Companies, Inc.	33,745,723
755,160	Western Gas Resources, Inc.	21,084,067

		54,829,790

Drugs – 2.1%
200,320	AmerisourceBergen Corp.@	10,837,312
381,815	Charles River Laboratories International, Inc.*	16,628,043
321,295	Watson Pharmaceuticals, Inc.*	8,848,465

		36,313,820

Electrical Utilities – 8.9%
311,220	Edison International	8,365,594
324,970	Energy East Corp.	7,919,519
318,838	Entergy Corp.	19,225,931
657,898	FirstEnergy Corp.	26,473,816
402,760	PG&E Corp.*@	11,756,564
242,245	Pinnacle West Capital Corp.	10,225,161
1,030,994	PPL Corp.	49,312,443
305,890	Puget Energy, Inc.	7,007,940
362,210	Wisconsin Energy Corp.	11,862,378

		152,149,346

Energy Resources – 3.2%
577,980	EOG Resources, Inc.	33,389,905
765,065	Patina Oil & Gas Corp.	20,480,790

		53,870,695

Environmental & Other Services – 0.7%
434,600	Republic Services, Inc.	12,147,070

Food & Beverage – 1.2%
767,340	Archer-Daniels-Midland Co.	12,254,420
299,645	The Pepsi Bottling Group, Inc.	8,027,489

		20,281,909

Health Insurance – 2.0%
128,084	Aetna, Inc.	11,866,982
872,955	Health Net, Inc.*@	22,644,453

		34,511,435

Home Products – 2.4%
525,835	The Clorox Co.	27,785,121
295,509	The Estee Lauder Companies, Inc.	12,987,621

		40,772,742

Hotel & Leisure – 1.5%
257,907	Harrah’s Entertainment, Inc.	12,428,538
739,854	Hilton Hotels Corp.	13,206,394

		25,634,932

Information Services – 0.8%
277,530	Anteon International Corp.*	9,116,860
643,385	BearingPoint, Inc.*	5,192,117

		14,308,977

Internet – 0.0%
7,570	Getty Images, Inc.*@	419,757

Life Insurance – 0.9%
312,260	Torchmark Corp.	16,075,145

Media – 2.9%
990,123	Emmis Communications Corp.*@	19,059,868
716,937	Lamar Advertising Co.*	31,322,977

		50,382,845

Mining – 0.8%
178,981	Nucor Corp.	14,012,422

Motor Vehicle – 1.7%
370,520	American Axle & Manufacturing Holdings, Inc.	12,556,923
304,666	Lear Corp.	16,415,404

		28,972,327

Oil Services – 1.8%
1,748,445	Patterson-UTI Energy, Inc.	30,283,067

Paper & Packaging – 1.5%
677,865	Packaging Corp. of America	15,523,109
191,770	Sealed Air Corp.*	9,419,742

		24,942,851

Parts & Equipment – 5.6%
654,066	American Standard Companies, Inc.*	24,599,422
582,315	Cummins, Inc.	39,183,977
528,915	Eaton Corp.	31,920,020

		95,703,419

The accompanying notes are an integral part of these financial statements.      23

 GOLDMAN SACHS MID CAP VALUE FUND
Statement of Investments (continued)
August 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Property Insurance – 6.6%
302,286	AMBAC Financial Group, Inc.	$22,822,593
607,804	PartnerRe Ltd.	31,198,579
664,357	RenaissanceRe Holdings Ltd. Series B	31,968,859
778,624	Willis Group Holdings Ltd.	27,228,481

		113,218,512

Publishing – 0.8%
584,137	A.H. Belo Corp. Series A	13,400,103

Regional Banks – 8.2%
146,052	Commerce Bancshares, Inc.	7,058,693
964,214	FirstMerit Corp.@	25,397,397
539,449	KeyCorp	16,911,726
337,026	M&T Bank Corp.	32,010,730
482,245	North Fork Bancorporation, Inc.@	20,225,355
1,202,305	Regions Financial Corp.	38,822,428

		140,426,329

REITs – 7.5%
370,010	Apartment Investment & Management Co.	13,135,355
6,460	Avalonbay Communities, Inc.@	390,184
447,600	Developers Diversified Realty Corp.	16,878,996
1,252,374	iStar Financial, Inc.	50,395,530
391,417	Liberty Property Trust	15,836,732
525,693	Plum Creek Timber Co., Inc.	17,368,897
375,650	Prentiss Properties Trust	13,790,111

		127,795,805

Restaurants – 1.0%
415,977	Yum! Brands, Inc.	16,518,447

Retail Apparel – 5.1%
1,088,480	Abercrombie & Fitch Co.	30,477,440
552,580	Federated Department Stores, Inc.	23,981,972
594,135	J. C. Penney Co., Inc.@	22,767,253
474,668	Ross Stores, Inc.	10,039,228

		87,265,893

Semiconductors – 0.9%
424,710	Integrated Circuit Systems, Inc.*	9,335,126
271,905	Power Integrations, Inc.*	5,459,852

		14,794,978

Specialty Financials – 3.1%
623,700	American Capital Strategies, Ltd.@	19,459,440
917,600	CIT Group, Inc.	32,795,024

		52,254,464

Telecommunications Equipment – 0.5%
986,296	Tellabs, Inc.*@	8,945,705

Telephone – 1.0%
556,275	CenturyTel, Inc.	17,906,492

Tobacco – 0.8%
187,775	Reynolds American, Inc.@	14,177,013

Transports – 1.6%
420,710	Teekay Shipping Corp.	14,745,885
315,440	Yellow Roadway Corp.*	12,945,658

		27,691,543

Trust/Processors – 0.4%
144,992	Northern Trust Corp.	6,241,906

TOTAL COMMON STOCKS
(Cost $1,452,054,709)		$1,624,774,351

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 4.6%

Joint Repurchase Agreement Account II^
$78,700,000	1.60%	09/01/2004	$78,700,000
Maturity Value: $78,703,489

TOTAL REPURCHASE AGREEMENT
(Cost $78,700,000)			$78,700,000

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL (Cost $1,530,754,709)			$1,703,474,351

Shares	Description	Value
Securities Lending Collateral – 4.9%

83,386,225	Boston Global Investment Trust – Enhanced Portfolio	$83,386,225

TOTAL SECURITIES LENDING COLLATERAL
(Cost $83,386,225)		$83,386,225

TOTAL INVESTMENTS
(Cost $1,614,140,934)		$1,786,860,576

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion or security is on loan.

^	Joint repurchase agreements was entered into on August 31, 2004.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

24     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II — At August 31, 2004, the Mid Cap Value Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $78,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,750,000,000	1.60%	09/01/2004	$1,750,077,778

Barclays Capital LLC	100,000,000	1.55	09/01/2004	100,004,306

Barclays Capital LLC	750,000,000	1.59	09/01/2004	750,033,125

Citigroup Global Markets	1,000,000,000	1.60	09/01/2004	1,000,044,444

Credit Suisse First Boston Corp.	1,007,900,000	1.60	09/01/2004	1,007,944,795

Greenwich Capital Markets	400,000,000	1.60	09/01/2004	400,017,778

J.P. Morgan Chase & Co.	550,000,000	1.60	09/01/2004	550,024,444

Morgan Stanley	1,000,000,000	1.59	09/01/2004	1,000,044,167

UBS LLC	750,000,000	1.59	09/01/2004	750,033,125

Westdeutsche Landesbank AG	600,000,000	1.60	09/01/2004	600,026,667

TOTAL	$7,907,900,000			$7,908,250,629

At August 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 09/20/2004 to 01/01/2022; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 09/07/2004 to 09/01/2034; Federal National Mortgage Association, 0.00% to 10.50%, due 11/04/2004 to 09/01/2034; Student Loan Marketing Association, 2.00% to 5.85%, due 03/15/2005 to 06/01/2007 and Tennessee Valley Authority, 5.625% to 6.79%, due 01/18/2011 to 03/15/2013.

The accompanying notes are an integral part of these financial statements.      25

GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments

August 31, 2004

Shares	Description	Value
Common Stocks – 96.1%

Airlines – 0.6%
719,947	AirTran Holdings, Inc.*	$8,747,356

Apartment – 1.6%
101,262	Gables Residential Trust	3,367,974
111,234	Post Properties, Inc.	3,381,514
668,902	Summit Properties, Inc.	18,167,378

		24,916,866

Banks – 10.5%
198,292	Alabama National BanCorporation	11,849,930
144,579	Alliance Bankshares Corp.*	2,107,962
153,993	Berkshire Hills Bancorp, Inc.	5,751,638
564,677	Brookline Bancorp, Inc.	8,549,210
34,511	Capital Corp. of the West	1,359,733
358,530	Cardinal Financial Corp.*	3,129,967
532,331	Citizens Banking Corp.	17,029,269
235,204	First Community Bancorp	9,575,155
1,068,847	First Niagara Financial Group, Inc.@	13,456,784
112,217	First Oak Brook Bancshares, Inc.	3,310,401
165,616	IBERIABANK Corp.	9,302,651
52,633	Interchange Financial Services Corp.	1,278,982
251,437	Main Street Banks, Inc.@	7,015,092
381,617	Millennium Bankshares Corp.*	2,938,451
3,825	Pacific Continental Corp.	64,264
490,526	PFF Bancorp, Inc.	18,100,409
220,665	Placer Sierra Bancshares*@	4,314,001
127,930	Prosperity Bancshares, Inc.	3,315,946
617,282	Republic Capital Trust	9,080,218
148,153	Southcoast Financial Corp.*	3,422,334
126,813	Sterling Bancorp	3,565,982
69,523	Sun Bancorp, Inc.*	1,501,697
151,383	Texas United Bancshares, Inc.	2,618,774
398,381	The Bancorp Bank*	7,967,620
248,048	United Community Banks, Inc.	5,853,933
72,573	West Coast Bancorp	1,490,649
10,072	Western Sierra Bancorp*	313,340

		158,264,392

Biotechnology – 0.8%
435,580	Cell Therapeutics, Inc.*@	2,469,738
142,479	Nabi Biopharmaceuticals*	1,664,155
145,226	Neose Technologies, Inc.*	1,048,532
197,398	Renovis, Inc.*	1,598,924
196,041	United Therapeutics Corp.*	5,824,378

		12,605,727

Brokers – 0.6%
933,430	Knight Trading Group, Inc.*	8,456,876

Chemical – 3.1%
1,163,579	Agrium, Inc.	18,093,653
350,753	Albemarle Corp.	11,666,045
133,986	H.B. Fuller Co.	3,527,851
186,075	Minerals Technologies, Inc.	10,451,833
74,790	NuCo2, Inc.*@	1,333,506
86,664	Penford Corp.	1,476,755

		46,549,643

Computer Hardware – 2.1%
682,117	Ditech Communications Corp.*	14,679,158
715,323	Hutchinson Technology, Inc.*	17,396,655

		32,075,813

Computer Software – 2.1%
2,419,596	Acclaim Entertainment, Inc.*@	108,882
533,497	Citadel Security Software, Inc.*@	1,109,674
589,167	NetIQ Corp.*	5,667,787
762,849	OPNET Technologies, Inc.*	6,934,297
334,522	Take-Two Interactive Software, Inc.*	10,955,595
641,220	Tumbleweed Communications Corp.*	1,346,562
974,275	Viisage Technology, Inc.*@	6,323,045

		32,445,842

Construction – 2.2%
76,592	Beazer Homes USA, Inc.@	7,479,209
207,964	ElkCorp	5,201,180
326,199	Lennox International, Inc.	5,303,996
155,428	Standard Pacific Corp.	7,844,451
89,531	Texas Industries, Inc.	3,921,458
125,327	WCI Communities, Inc.*	3,005,341

		32,755,635

Consumer Durables – 0.4%
330,716	Select Comfort Corp.*	5,251,770

Defense/Aerospace – 1.0%
350,467	Ducommun, Inc.*	7,594,620
259,181	EDO Corp.	6,787,950

		14,382,570

Diversified – 2.4%
1,443,854	GrafTech International Ltd.*	15,391,483
838,123	Lydall, Inc.*	8,791,910
325,316	Mueller Industries, Inc.@	12,781,666

		36,965,059

Drugs – 1.3%
62,170	D & K Healthcare Resources, Inc.	662,111
257,275	Inveresk Research Group, Inc.*	9,135,835
152,338	Kos Pharmaceuticals, Inc.*@	5,564,907
188,195	PAREXEL International Corp.*	3,622,754

		18,985,607

The accompanying notes are an integral part of these financial statements.      27

 GOLDMAN SACHS SMALL CAP VALUE FUND
Statement of Investments (continued)
August 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Electrical Equipment – 0.6%
129,450	Baldor Electric Co.	$2,873,790
176,136	Franklin Electric Co., Inc.	6,913,338

		9,787,128

Electrical Utilities – 2.6%
177,285	Avista Corp.	3,169,856
72,145	Central Vermont Public Service Corp.	1,518,652
832,619	El Paso Electric Co.*	12,772,375
11,759	MGE Energy, Inc.	376,053
454,358	PNM Resources, Inc.	9,709,630
361,154	Southern Union Co.*	6,749,965
25,599	The Empire District Electric Co.	522,476
248,516	Westar Energy, Inc.	5,218,836

		40,037,843

Energy Resources – 3.2%
266,943	Parallel Petroleum Corp.*	1,324,037
506,954	Patina Oil & Gas Corp.	13,571,159
1,871,067	Range Resources Corp.@	28,066,005
233,087	Whiting Petroleum Corp.*	5,503,184

		48,464,385

Environmental & Other Services – 0.6%
166,966	TRC Companies, Inc.*	2,913,557
223,663	Waste Connections, Inc.@	6,564,509

		9,478,066

Financial Services – 2.6%
552,000	Accredited Home Lenders Holding Co.*	21,953,040
436,994	Apollo Investment Corp.*	6,131,026
329,654	Financial Federal Corp.*	10,964,292

		39,048,358

Food & Beverage – 1.6%
148,334	American Italian Pasta Co.@	4,012,435
211,229	Hain Celestial Group, Inc.*	3,707,069
797,882	Sensient Technologies Corp.	16,755,522

		24,475,026

Forest – 2.5%
1,824,804	Caraustar Industries, Inc.*	28,959,639
250,940	Universal Forest Products, Inc.	7,500,597
108,847	Wausau-Mosinee Paper Corp.	1,704,544

		38,164,780

Gas Utilities – 2.6%
158,852	AGL Resources, Inc.	4,843,397
151,438	Atmos Energy Corp.	3,829,867
106,167	Energen Corp.	5,036,563
420,004	Northwest Natural Gas Co.	12,948,723
70,059	Piedmont Natural Gas Co., Inc.@	3,040,561
91,965	South Jersey Industries, Inc.	4,156,818
195,579	WGL Holdings, Inc.	5,603,338

		39,459,267

Home Products – 1.9%
624,780	Elizabeth Arden, Inc.*	12,864,220
179,511	Helen of Troy Ltd.*	4,846,797
333,252	Jarden Corp.*	10,094,203
506,803	Oneida Ltd.*@	755,137

		28,560,357

Hotel – 0.6%
300,685	LaSalle Hotel Properties	8,491,344

Industrial Components – 3.7%
306,622	Actuant Corp.*	11,602,576
247,023	Hughes Supply, Inc.	14,967,124
59,356	Lindsay Manufacturing Co.	1,481,526
1,050,675	Wabash National Corp.*@	27,874,408

		55,925,634

Industrial Services – 2.5%
198,971	Harsco Corp.	8,929,819
341,186	Infrasource Services, Inc.*	3,039,967
192,341	ITT Educational Services, Inc.*	6,649,228
809,266	Medical Staffing Network Holdings, Inc.*@	5,333,063
1,411,358	PRG-Shultz International, Inc.*@	8,002,400
185,534	School Specialty, Inc.*@	6,577,180

		38,531,657

Information Services – 2.1%
2,565,121	Lionbridge Technologies, Inc.*	20,444,015
476,394	MTC Technologies, Inc.*	11,881,266

		32,325,281

Internet – 0.3%
606,112	Autobytel, Inc.*	4,267,028

Leisure & Entertainment – 2.5%
275,963	Argosy Gaming Co.*	9,225,443
533,647	Fossil, Inc.*	15,321,006
223,826	JAKKS Pacific, Inc.*	4,382,513
401,918	K2, Inc.*	5,321,394
86,996	MarineMax, Inc.*	1,705,122
60,774	RC2 Corp.*	1,921,066

		37,876,544

Life Insurance – 0.7%
155,233	StanCorp Financial Group, Inc.	11,254,392

Machinery – 0.6%
255,610	Terex Corp.*@	9,235,189

28     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)

Media – 1.0%
239,738	ADVO, Inc.	$7,091,450
1,074,352	Regent Communications, Inc.*	6,188,267
138,686	Saga Communications, Inc.*	2,489,414

		15,769,131

Medical Products – 1.2%
113,157	Abaxis, Inc.*	1,703,013
190,694	Candela Corp.*	1,903,126
276,171	Conceptus, Inc.*@	2,549,058
184,004	NDCHealth Corp.	2,526,375
255,070	PSS World Medical, Inc.*	2,752,205
820,480	ThermoGenesis Corp.*@	3,216,282
97,755	Varian, Inc.*	3,843,727

		18,493,786

Medical Providers – 1.3%
73,212	Lifeline Systems, Inc.*	1,633,360
84,624	Psychiatric Solutions, Inc.*	1,854,112
1,590,966	Radiologix, Inc.*	6,204,767
154,038	Symbion, Inc.*@	2,490,794
187,718	United Surgical Partners International, Inc.*	6,778,497

		18,961,530

Mining – 2.5%
529,785	Commercial Metals Co.	18,531,879
573,829	Maverick Tube Corp.*	16,996,815
76,425	Schnitzer Steel Industries, Inc.	2,147,543

		37,676,237

Mortgage – 0.5%
837,463	MFA Mortgage Investments, Inc.	7,796,780

Motor Vehicle – 1.9%
339,493	American Axle & Manufacturing Holdings, Inc.	11,505,418
320,585	ArvinMeritor, Inc.@	6,123,173
76,632	LoJack Corp.*	801,571
253,063	Methode Electronics, Inc.	3,335,370
180,086	Monaco Coach Corp.	3,870,048
281,957	Tenneco Automotive, Inc.*	3,789,502

		29,425,082

Office Industrials – 2.9%
208,836	Brandywine Realty Trust	6,181,546
465,783	Lexington Corporate Properties Trust	9,855,969
109,453	Mission West Properties, Inc.	1,103,286
305,613	Parkway Properties, Inc.	14,440,214
338,737	Prentiss Properties Trust	12,435,035

		44,016,050

Oil Refining – 0.7%
479,620	Frontier Oil Corp.	9,793,840

Oil Services – 0.7%
91,979	Hydril Co.*	3,288,249
73,062	Petroleum Development Corp.*	2,267,114
82,499	W-H Energy Services, Inc.*	1,560,881
199,686	Willbros Group, Inc.*@	2,795,604

		9,911,848

Other REIT – 4.0%
180,555	Affordable Residential Communities	2,798,602
219,209	BioMed Reality Trust, Inc.*	3,890,960
344,805	Capital Automotive REIT	10,644,130
543,245	Commercial Net Lease Realty	9,696,923
420,676	Correctional Properties Trust	11,253,083
195,677	Entertainment Properties Trust	7,308,536
530,803	RAIT Investment Trust	14,278,601

		59,870,835

Property Insurance – 3.2%
132,174	Donegal Group, Inc.	2,590,610
301,912	Hub International Ltd.	5,286,479
137,747	NYMAGIC, Inc.	3,184,711
290,617	ProAssurance Corp.*	9,811,230
569,472	ProCentury Corp.	5,706,109
257,605	PXRE Group Ltd.	5,986,740
278,942	RLI Corp.	10,318,065
165,446	The Navigators Group, Inc.*	4,837,641

		47,721,585

Publishing – 0.4%
336,633	Journal Register Co.*	6,416,225

Restaurants – 0.9%
858,328	Buca, Inc.*@	4,077,058
225,922	California Pizza Kitchen, Inc.*	4,312,851
484,198	Total Entertainment Restaurant Corp.*	4,798,402

		13,188,311

Retail – 0.6%
319,151	Acadia Realty Trust	4,675,562
169,235	Agree Realty Corp.	4,635,347

		9,310,909

Retail Apparel – 5.0%
701,824	Aaron Rents, Inc. Class B	14,415,465
545,898	Brookstone, Inc.*	8,597,894
284,763	Charlotte Russe Holding, Inc.*	4,069,263
229,346	K-Swiss, Inc.	4,474,540
278,004	Kellwood Co.	10,147,146
198,176	Linens ’n Things, Inc.*	4,970,254
94,667	OshKosh B’ Gosh, Inc.	1,928,367
136,030	Sharper Image Corp.*@	2,441,739
1,200,432	The Gymboree Corp.*	17,418,268
130,268	Too, Inc.*	2,038,694
651,726	Tropical Sportswear Int’l Corp.*@	801,623
186,529	Zale Corp.*	4,778,873

		76,082,126

The accompanying notes are an integral part of these financial statements.      29

 GOLDMAN SACHS SMALL CAP VALUE FUND

Statement of Investments (continued)
August 31, 2004

Shares	Description	Value
Common Stocks – (continued)

Security/Asset Management – 0.6%

197,552	Affiliated Managers Group, Inc.*@	$9,689,926

Semiconductors – 0.9%
87,691	Artisan Components, Inc.*	2,415,887
181,043	Power Integrations, Inc.*	3,635,344
399,676	Tessera Technologies, Inc.*	7,789,685

		13,840,916

Supply Chain – 0.6%
146,193	ScanSource, Inc.*	8,777,428

Telephone – 1.5%
1,455,617	Cincinnati Bell, Inc.*	5,254,777
669,934	West Corp.*	17,270,899

		22,525,676

Thrifts – 3.4%
457,113	BankUnited Financial Corp.*	12,927,156
292,143	Fidelity Bankshares, Inc.	10,549,284
342,613	IndyMac Bancorp, Inc.	11,820,148
270,233	Irwin Financial Corp.	6,953,095
670,354	NetBank, Inc.	7,132,567
30,027	WSFS Financial Corp.	1,502,851

		50,885,101

Truck Freight – 2.2%
331,076	Heartland Express, Inc.	5,807,064
112,534	Landstar Systems, Inc.*	5,905,785
1,140,893	OMI Corp.	14,512,159
411,861	SCS Transportation, Inc.*	7,644,140

		33,869,148

Wireless – 0.2%
467,913	EFJ, Inc.*	2,723,254

TOTAL COMMON STOCKS
(Cost $1,254,783,788)		$1,454,531,159

Exchange Traded Fund

Exchange Traded Fund – 1.3%
114,179	iShares Russell 2000 Value Index Fund@	$18,965,132

TOTAL EXCHANGE TRADED FUND
(Cost $17,081,992)		$18,965,132

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 2.8%

Joint Repurchase Agreement Account II^
$42,900,000	1.60%	09/01/2004	$42,900,000
Maturity Value: $42,901,902

TOTAL REPURCHASE AGREEMENT
(Cost $42,900,000)			$42,900,000

TOTAL INVESTMENTS BEFORE SECURITIES
LENDING COLLATERAL
(Cost $1,314,765,780)			$1,516,396,291

Shares	Description	Value
Securities Lending Collateral – 8.6%

130,617,750	Boston Global Investment Trust – Enhanced Portfolio	$130,617,750

TOTAL SECURITIES LENDING COLLATERAL
(Cost $130,617,750)		$130,617,750

TOTAL INVESTMENTS
(Cost $1,445,383,530)		$1,647,014,041

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

@	All or portion of security is on loan.

^	Joint repurchase agreements was entered into on August 31, 2004.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

30     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account II — At August 31, 2004, the Small Cap Value Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $42,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,750,000,000	1.60%	09/01/2004	$1,750,077,778

Barclays Capital LLC	100,000,000	1.55	09/01/2004	100,004,306

Barclays Capital LLC	750,000,000	1.59	09/01/2004	750,033,125

Citigroup Global Markets	1,000,000,000	1.60	09/01/2004	1,000,044,444

Credit Suisse First Boston Corp	1,007,900,000	1.60	09/01/2004	1,007,944,795

Greenwich Capital Markets	400,000,000	1.60	09/01/2004	400,017,778

J.P. Morgan Chase & Co.	550,000,000	1.60	09/01/2004	550,024,444

Morgan Stanley	1,000,000,000	1.59	09/01/2004	1,000,044,167

UBS LLC	750,000,000	1.59	09/01/2004	750,033,125

Westdeutsche Landesbank AG	600,000,000	1.60	09/01/2004	600,026,667

Total	$7,907,900,000			$7,908,250,629

At August 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 09/20/2004 to 01/01/2022; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 09/07/2004 to 09/01/2034; Federal National Mortgage Association, 0.00% to 10.50%, due 11/04/2004 to 09/01/2034; Student Loan Marketing Association, 2.00% to 5.85%, due 03/15/2005 to 06/01/2007 and Tennessee Valley Authority, 5.625% to 6.79%, due 01/18/2011 to 03/15/2013.

The accompanying notes are an integral part of these financial statements.      31

 GOLDMAN SACHS VALUE EQUITY FUNDS

Statements of Assets and Liabilities

August 31, 2004

	Large Cap	Growth and	Mid Cap	Small Cap
	Value Fund	Income Fund	Value Fund	Value Fund
Assets:

Investment in securities, at value (identified cost $425,083,455, $657,633,224 $1,530,754,709 and $1,314,765,780 respectively)	$479,350,422	$745,652,617	$1,703,474,351	$1,516,396,291
Securities lending collateral, at value (which approximates cost)	—	321,100	83,386,225	130,617,750
Cash	52,430	44,416	1,194,894	6,590
Receivables:
Investment securities sold	787,435	—	22,047,535	2,561,310
Fund shares sold	1,708,210	2,221,731	8,521,915	2,225,598
Dividends and interest	742,387	1,750,082	2,687,636	706,604
Securities lending income	311	878	6,984	43,674
Reimbursement from investment adviser	30,846	493,825	165,987	83,352
Other assets	1,906	3,155	6,289	6,369

Total assets	482,673,947	750,487,804	1,821,491,816	1,652,647,538

Liabilities:

Payables:
Investment securities purchased	—	—	20,710,602	4,239,462
Fund shares repurchased	221,714	770,867	4,441,340	1,691,346
Amounts owed to affiliates	432,163	767,784	1,631,155	1,834,889
Payable upon return of securities loaned	—	321,100	83,386,225	130,617,750
Accrued expenses and other liabilities	104,863	109,283	139,463	148,380

Total liabilities	758,740	1,969,034	110,308,785	138,531,827

Net Assets:

Paid-in capital	431,567,560	752,996,429	1,391,454,844	1,227,324,074
Accumulated undistributed net investment income	1,649,177	14,492	5,287,915	750,779
Accumulated net realized gain (loss) on investment and futures transactions	(5,568,497)	(92,511,544)	141,720,630	84,410,347
Net unrealized gain on investments	54,266,967	88,019,393	172,719,642	201,630,511

NET ASSETS	$481,915,207	$748,518,770	$1,711,183,031	$1,514,115,711

Net asset value, offering and redemption price per share: (a)
Class A	$11.80	$22.88	$30.82	$39.25
Class B	$11.54	$22.27	$30.23	$36.86
Class C	$11.53	$22.21	$30.08	$36.84
Institutional	$11.90	$23.15	$31.01	$40.09
Service	$11.80	$22.87	$30.68	$38.86

Shares Outstanding:
Class A	24,733,394	27,851,345	29,690,286	23,448,016
Class B	1,478,942	4,192,358	4,913,428	3,097,064
Class C	1,266,465	547,477	3,191,654	3,462,798
Institutional	13,304,623	201,258	17,334,169	8,304,000
Service	11,342	52,652	456,235	492,245

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	40,794,766	32,845,090	55,585,772	38,804,123

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Large Cap Value, Growth and Income, Mid Cap Value and Small Cap Value Funds is $12.49, $24.19, $32.61 and $41.53, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

32

GOLDMAN SACHS VALUE EQUITY FUNDS

Statements of Operations

For the Year Ended August 31, 2004

	Large Cap	Growth and	Mid Cap	Small Cap
	Value Fund	Income Fund	Value Fund	Value Fund
Investment income:

Dividends(a)	$7,786,852	$14,158,729	$21,026,499	$12,680,567
Interest (including securities lending income of $1,841, $4,391, $50,405 and $431,292, respectively)	91,748	176,810	502,495	927,310

Total income	7,878,600	14,335,539	21,528,994	13,607,877

Expenses:

Management fees	3,061,786	4,518,567	10,033,176	12,772,759
Distribution and Service fees(b)	933,384	2,365,352	3,798,069	4,270,478
Transfer Agent fees(b)	595,888	1,218,266	1,887,866	2,068,386
Custody and accounting fees	120,743	150,305	226,630	275,718
Registration fees	65,710	107,100	142,533	132,147
Printing fees	60,824	60,624	60,624	60,324
Professional fees	41,991	41,838	45,238	45,354
Service Share fees	401	6,980	39,302	48,450
Trustee fees	12,716	12,716	12,716	12,716
Other	92,648	118,987	129,091	128,048

Total expenses	4,986,091	8,600,735	16,375,245	19,814,380

Less — expense reductions	(134,680)	(144,670)	(2,660)	(15,561)

Net expenses	4,851,411	8,456,065	16,372,585	19,798,819

NET INVESTMENT INCOME (LOSS)	3,027,189	5,879,474	5,156,409	(6,190,942)

Realized and unrealized gain (loss) on investment transactions:

Net realized gain (loss) from:
Investment transactions	45,421,225	63,595,605	177,948,642	112,889,863
Foreign currency related transactions	(84)	(145)	(98)	—
Net increase from payments by affiliates for voluntary reimbursements	13,020	474,128	165,987	83,352
Net change in unrealized gain on Investments	23,422,115	42,333,649	57,878,342	73,514,258

Net realized and unrealized gain on investment transactions	68,856,276	106,403,237	235,992,873	186,487,473

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,883,465	$112,282,711	$241,149,282	$180,296,531

(a)	Foreign taxes withheld on dividends were $2,450, $4,336, $19,609 and $22,317 for Large Cap Value, Growth and Income, Mid Cap Value and Small Cap Value Funds, respectively.
(b)	Class-specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Large Cap Value	$650,190	$157,572	$125,622	$494,144	$29,939	$23,868	$47,905	$32
Growth and Income	1,345,021	907,535	112,796	1,022,217	172,432	21,431	1,629	557
Mid Cap Value	1,740,117	1,329,226	728,726	1,322,489	252,553	138,458	171,222	3,144
Small Cap Value	2,037,564	1,117,451	1,115,463	1,548,548	212,316	211,938	91,708	3,876

The accompanying notes are an integral part of these financial statements.

33

 GOLDMAN SACHS VALUE EQUITY FUNDS

Statements of Changes in Net Assets

For the Year Ended August 31, 2004

	Large Cap	Growth and	Mid Cap	Small Cap
	Value Fund	Income Fund	Value Fund	Value Fund

From operations:

Net investment income (loss)	$3,027,189	$5,879,474	$5,156,409	$(6,190,942)
Net realized gain from investment transactions	45,421,141	63,595,460	177,948,544	112,889,863
Net increase from payments by affiliates for voluntary reimbursements	13,020	474,128	165,987	83,352
Net change in unrealized gain on investments	23,422,115	42,333,649	57,878,342	73,514,258

Net increase in net assets resulting from operations	71,883,465	112,282,711	241,149,282	180,296,531

Distributions to shareholders:

From net investment income
Class A Shares	(2,016,292)	(5,726,857)	(3,742,658)	—
Class B Shares	(37,231)	(350,666)	—	—
Class C Shares	(48,796)	(45,415)	(55,373)	—
Institutional Shares	(1,252,950)	(58,565)	(3,194,090)	—
Service Shares	(1,033)	(13,286)	(29,424)	—
From net realized gain
Class A Shares	—	—	—	(12,926,805)
Class B Shares	—	—	—	(1,995,155)
Class C Shares	—	—	—	(1,803,535)
Institutional Shares	—	—	—	(3,145,918)
Service Shares	—	—	—	(77,865)

Total distributions to shareholders	(3,356,302)	(6,194,789)	(7,021,545)	(19,949,278)

From share transactions:

Proceeds from sales of shares	191,594,437	223,929,833	787,139,098	864,679,578
Reinvestment of dividends and distributions	2,577,221	6,056,646	5,938,865	17,178,881
Cost of shares repurchased	(126,442,231)	(86,227,106)	(318,955,110)	(412,660,880)

Net increase in net assets resulting from share transactions	67,729,427	143,759,373	474,122,853	469,197,579

TOTAL INCREASE	136,256,590	249,847,295	708,250,590	629,544,832

Net assets:

Beginning of year	345,658,617	498,671,475	1,002,932,441	884,570,879

End of year	$481,915,207	$748,518,770	$1,711,183,031	$1,514,115,711

Accumulated undistributed net investment income	$1,649,177	$14,492	$5,287,915	$750,779

The accompanying notes are an integral part of these financial statements.

34

GOLDMAN SACHS VALUE EQUITY FUNDS

Statements of Changes in Net Assets

For the Year Ended August 31, 2003

	Large Cap	Growth and	Mid Cap	Small Cap
	Value Fund	Income Fund	Value Fund	Value Fund
From operations:

Net investment income (loss)	$3,050,178	$5,208,719	$7,041,820	$(511,444)
Net realized gain (loss) from investment transactions	(29,112,687)	(16,554,559)	(35,753,307)	617,627
Net change in unrealized gain (loss) on investments	49,508,572	46,552,645	102,740,890	148,805,165

Net increase in net assets resulting from operations	23,446,063	35,206,805	74,029,403	148,911,348

Distributions to shareholders:

From net investment income
Class A Shares	(2,038,291)	(4,376,903)	(1,916,345)	(345,013)
Class B Shares	(95,418)	(522,509)	(64,761)	—
Class C Shares	(36,810)	(61,474)	(84,827)	—
Institutional Shares	(823,846)	(73,065)	(2,475,985)	(364,830)
Service Shares	(14)	(45,655)	(12,988)	—
From net realized gain
Class A Shares	—	—	(6,903,439)	(390,357)
Class B Shares	—	—	(2,018,964)	(78,816)
Class C Shares	—	—	(948,567)	(52,175)
Institutional Shares	—	—	(6,269,712)	(86,804)
Service Shares	—	—	(36,304)	(2,722)

Total distributions to shareholders	(2,994,379)	(5,079,606)	(20,731,892)	(1,320,717)

From share transactions:

Proceeds from sales of shares	135,292,886	157,587,745	452,049,566	378,822,411
Reinvestment of dividends and distributions	2,446,831	4,891,522	17,941,154	1,084,496
Cost of shares repurchased	(139,372,646)	(79,551,873)	(312,100,880)	(232,239,401)

Net increase (decrease) in net assets resulting from share transactions	(1,632,929)	82,927,394	157,889,840	147,667,506

TOTAL INCREASE	18,818,755	113,054,593	211,187,351	295,258,137

Net assets:

Beginning of year	326,839,862	385,616,882	791,745,090	589,312,742

End of year	$345,658,617	$498,671,475	$1,002,932,441	$884,570,879

Accumulated undistributed net investment income	$1,977,624	$862,529	$7,133,604	$474,768

The accompanying notes are an integral part of these financial statements.

35

 GOLDMAN SACHS VALUE EQUITY FUNDS

Notes to Financial Statements

August 31, 2004

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end, management investment company. The Trust includes the Goldman Sachs Large Cap Value Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund and Goldman Sachs Small Cap Value Fund (collectively the “Funds” or individually a “Fund”). Each Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees. Investments in investment companies are valued at the net asset value per share on the valuation date.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is the Funds’ policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions, if any, are declared and paid quarterly for the Growth and Income Fund and annually for the Large Cap Value, Mid Cap Value and Small Cap Value Funds. Capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REITs cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

36

GOLDMAN SACHS VALUE EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     Class A, Class B and Class C Shares bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees.

E. Foreign Currency Translations — The books and records of each Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain or loss on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions.

F. Repurchase Agreements — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

     Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

G. Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

3. AGREEMENTS

GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under this Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee, (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage commissions, litigation, Service Share fees, indemnification costs, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, a
37

 GOLDMAN SACHS VALUE EQUITY FUNDS

Notes to Financial Statements (continued)

August 31, 2004

3. AGREEMENTS (continued)

percentage rate of the average daily net assets of each Fund. Such expense reimbursements if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the year ended August 31, 2004, the Funds’ Management Fees and Other Expense limitations as an annual percentage rate of average daily net assets are as follows:

		Other
	Management	Expense
Fund	Fee	Limit

Large Cap Value	0.75%	0.064%

Growth and Income	0.70	0.054

Mid Cap Value	0.75	0.104

Small Cap Value	1.00	0.064

     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the Funds’ average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive under the Plans a separate fee for personal and account maintenance services equal to, on the annual basis, 0.25% of the Funds’ average daily net assets attributable to Class B or Class C Shares.
     Goldman Sachs serves as the distributor of shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the year ended August 31, 2004, Goldman Sachs advised the Funds that it retained approximately the following amounts:

	Sales Load	Contingent Deferred Sales Charge

Fund	Class A	Class B	Class C

Large Cap Value	$65,800	$200	$—

Growth and Income	878,100	300	—

Mid Cap Value	652,800	1,800	600

Small Cap Value	363,700	900	100

     Goldman Sachs also serves as the transfer agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net assets of the Service Shares.

38

GOLDMAN SACHS VALUE EQUITY FUNDS

3. AGREEMENTS (continued)

     For the year ended August 31, 2004, the Funds’ investment adviser has voluntarily agreed to reimburse certain expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

	Other Expense	Custody	Total Expense
Fund	Reimbursement	Fee Reduction	Reduction

Large Cap Value	$133	$2	$135

Growth and Income	143	2	145

Mid Cap Value	—	3	3

Small Cap Value	—	16	16

     At August 31, 2004, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Large Cap Value	$290	$86	$56	$432

Growth and Income	432	219	117	768

Mid Cap Value	1,048	386	197	1,631

Small Cap Value	1,250	391	194	1,835

4. PORTFOLIO SECURITIES TRANSACTIONS

The costs of purchases and proceeds of sales and maturities of securities (excluding short-term investments) for the year ended August 31, 2004, were as follows:

Fund	Purchases	Sales and Maturities

Large Cap Value	$331,601,200	$281,559,947

Growth and Income	484,695,619	341,147,235

Mid Cap Value	1,333,546,936	925,778,373

Small Cap Value	1,145,097,830	702,840,185

     For the year ended August 31, 2004, Goldman Sachs earned approximately $92,000, $83,000, $98,000 and $94,000 in brokerage commissions from portfolio transactions executed on behalf of the Large Cap Value, Growth and Income, Mid Cap Value and Small Cap Value Funds, respectively.

     GSAM has voluntarily determined to make one-time reimbursements of approximately $13,000, $474,000, $166,000 and $83,000 for the Large Cap Value, Growth and Income, Mid Cap Value and the Small Cap Value Funds, respectively, for certain brokerage commissions paid by these Funds over the course of several years.

39

 GOLDMAN SACHS VALUE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2004

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through their securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. The loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the year ended August 31, 2004, are reported parenthetically on the Statements of Operations. The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     The table below details the following items as of or for the year ended August 31, 2004:

			Earnings of BGA	Earnings Received	Amount Payable to
		Cash Collateral	Relating to Securities	From Lending to	Goldman Sachs
	Market Value of	Received for Loans	Loaned for the	Goldman Sachs for	Upon Return of
	Securities on loan as of	Outstanding as of	Year Ended	the Year Ended	Securities Loaned as of
Fund	August 31, 2004	August 31, 2004	August 31, 2004	August 31, 2004	August 31, 2004

Large Cap Value	$—	$—	$325	$—	$—

Growth and Income	314,080	321,100	775	—	—

Mid Cap Value	81,368,239	83,386,225	8,892	154	5,005,000

Small Cap Value	126,645,948	130,617,750	76,098	101,415	11,113,500

6. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the year ended August 31, 2004, the Funds did not have any borrowings under this facility.

40

GOLDMAN SACHS VALUE EQUITY FUNDS

7. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2003 was as follows:

	Large Cap	Growth and	Mid Cap	Small Cap
	Value Fund	Income Fund	Value Fund	Value Fund

Distributions paid from:
Ordinary income	$2,994,379	$5,079,606	$4,459,350	$516,207
Net long-term capital gains	—	—	16,272,542	804,510

Total taxable distributions	$2,994,379	$5,079,606	$20,731,892	$1,320,717

     The tax character of distributions paid during the fiscal year ended August 31, 2004 was as follows:

	Large Cap	Growth and	Mid Cap	Small Cap
	Value Fund	Income Fund	Value Fund	Value Fund

Distributions paid from:
Ordinary income	$3,356,302	$6,194,789	$7,021,545	$—
Net long-term capital gains	—	—	—	19,949,278

Total taxable distributions	$3,356,302	$6,194,789	$7,021,545	19,949,278

     As of August 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap	Growth and	Mid Cap	Small Cap
	Value Fund	Income Fund	Value Fund	Value Fund

Undistributed ordinary income — net	$1,649,175	$13,685	$25,962,420	$10,083,033
Undistributed long-term capital gains	—	—	125,456,311	78,267,818

Total undistributed earnings	$1,649,175	$13,685	151,418,731	$88,350,851

Capital loss carryforward:
Expiring 2010	—	(27,470,202)	—	—
Expiring 2011	(4,121,212)	(64,769,215)	—	—

Total capital loss carryforward	(4,121,212)	(92,239,417)	—	—
Unrealized gains (losses) — net	52,819,684	87,748,073	168,309,456	198,440,786

Total accumulated earnings (losses) — net	$50,347,647	$(4,477,659)	$319,728,187	$286,791,637

     At August 31, 2004, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

	Large Cap	Growth and	Mid Cap	Small Cap
	Value Fund	Income Fund	Value Fund	Value Fund

Tax Cost:	$426,530,738	$658,225,644	$1,618,551,120	$1,448,573,255

Gross Unrealized Gain	58,106,604	96,208,262	192,440,749	256,526,999
Gross Unrealized Loss	(5,286,920)	(8,460,189)	(24,131,293)	(58,086,213)

Net Unrealized security gain (loss)	$52,819,684	$87,748,073	$168,309,456	$198,440,786

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and differences related to the tax treatment of partnership investments.
41

 GOLDMAN SACHS VALUE EQUITY FUNDS

Notes to Financial Statements (continued)
August 31, 2004

8. CERTAIN RECLASSIFICATIONS

In order to account for permanent book/tax differences, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. Reclassifications result primarily from the difference in the tax treatment of foreign currency transactions, partnership investments (Growth and Income Fund only) and net operating losses (Small Cap Value Fund only).

			Accumulated
		Accumulated	Undistributed
		Net Realized	Net Investment
Fund	Paid-in-Capital	Gain (Loss)	Income

Large Cap Value	$—	$(666)	$666

Growth and Income	(154,087)	686,809	(532,722)

Mid Cap Value	—	(19,447)	19,447

Small Cap Value	—	(6,466,953)	6,466,953

9. OTHER MATTERS

As of August 31, 2004, Goldman, Sachs & Co. Employees Profit Sharing Master Trust was the beneficial owner of approximately 6% and 13% of the outstanding shares of the Large Cap Value and Mid Cap Value Funds, respectively.

Mergers and Reorganizations — At a meeting held on August 5, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the tax-free acquisition of the Golden Oak Value and the Golden Oak Small Cap Value Portfolios into the Goldman Sachs Large Cap Value and Goldman Sachs Small Cap Value Funds, respectively. The acquisition was completed on September 28, 2004.

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The actions allege violations of the Act, the Investment Advisers Act of 1940 and common law breach of fiduciary duty. The complaints allege, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM charged the Goldman Sachs Funds improper Rule 12b-1 fees; made improper brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and made untrue statements of material fact in registration statements and reports filed pursuant to the Act. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

42

GOLDMAN SACHS VALUE EQUITY FUNDS

10. SUBSEQUENT EVENT

On September 22, 2004, Goldman Sachs, as Transfer Agent, has voluntarily determined to make a payment to the Goldman Sachs Trust of approximately $683,000 of which approximately $3,000, $64,000, $6,000 and $13,000 is to be paid to Large Cap Value, Growth and Income, Mid Cap Value and Small Cap Value Funds, respectively, related to certain earnings credits that reduce transfer agent fees. This amount will be allocated to Class A, Class B and Class C shares of each Fund of the Goldman Sachs Trust.

43

 GOLDMAN SACHS VALUE EQUITY FUNDS

Notes to Financial Statements (continued)

August 31, 2004

11. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended August 31, 2004 is as follows:

	Large Cap		Growth and		Mid Cap		Small Cap
	Value Fund		Income Fund		Value Fund		Value Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	10,146,239	$113,881,281	9,654,335	$206,049,816	16,993,838	$498,048,993	13,558,759	$514,567,379
Shares converted from Class B(a)	1,216	14,354	19,197	436,167	4,372	136,800	3,099	122,869
Reinvestments of dividends and distributions	169,785	1,791,232	265,335	5,630,972	128,325	3,538,016	324,253	11,822,409
Shares repurchased	(8,352,241)	(92,516,551)	(2,975,464)	(64,191,272)	(7,328,014)	(211,616,054)	(7,994,512)	(304,095,524)

	1,964,999	23,170,316	6,963,403	147,925,683	9,798,521	290,107,755	5,891,599	222,417,133

Class B Shares
Shares sold	360,951	3,949,254	648,116	13,537,871	1,140,836	32,736,850	684,755	24,249,757
Reinvestments of dividends and distributions	2,865	29,712	15,518	316,043	—	—	51,935	1,788,126
Shares converted from Class A(a)	(1,243)	(14,354)	(19,727)	(436,167)	(4,452)	(136,800)	(3,295)	(122,869)
Shares repurchased	(305,361)	(3,330,121)	(820,253)	(17,319,601)	(659,914)	(18,796,100)	(560,153)	(19,955,591)

	57,212	634,491	(176,346)	(3,901,854)	476,470	13,803,950	173,242	5,959,423

Class C Shares
Shares sold	404,931	4,451,573	158,382	3,318,002	1,504,928	43,324,476	1,572,631	56,170,817
Reinvestments of dividends and distributions	3,817	39,540	2,033	41,453	1,697	45,935	43,793	1,506,471
Shares repurchased	(219,474)	(2,400,432)	(130,389)	(2,727,881)	(484,477)	(13,728,903)	(534,836)	(19,170,635)

	189,274	2,090,681	30,026	631,574	1,022,148	29,641,508	1,081,588	38,506,653

Institutional Shares
Shares sold	6,022,356	69,122,695	36,911	828,661	6,717,663	200,181,301	6,489,222	251,113,432
Reinvestments of dividends and distributions	67,473	715,892	2,654	56,695	84,146	2,327,483	53,550	1,988,840
Shares repurchased	(2,525,982)	(28,127,449)	(24,269)	(537,095)	(2,447,385)	(71,934,853)	(1,673,238)	(65,093,380)

	3,563,847	41,711,138	15,296	348,261	4,354,424	130,573,931	4,869,534	188,008,892

Service Shares
Shares sold	17,086	189,634	9,112	195,483	433,072	12,847,478	483,169	18,578,193
Reinvestments of dividends and distributions	80	845	558	11,483	1,000	27,431	2,021	73,035
Shares repurchased	(5,976)	(67,678)	(71,212)	(1,451,257)	(96,952)	(2,879,200)	(115,380)	(4,345,750)

	11,190	122,801	(61,542)	(1,244,291)	337,120	9,995,709	369,810	14,305,478

NET INCREASE	5,786,522	$67,729,427	6,770,837	$143,759,373	15,988,683	$474,122,853	12,385,773	$469,197,579

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

44

GOLDMAN SACHS VALUE EQUITY FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended August 31, 2003 is as follows:

	Large Cap		Growth and		Mid Cap		Small Cap
	Value Fund		Income Fund		Value Fund		Value Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	8,973,159	$81,528,121	7,486,042	$134,748,930	13,809,530	$319,069,564	9,966,247	$284,100,902
Reinvestments of dividends and distributions	201,743	1,819,721	244,301	4,270,785	368,417	8,385,175	24,735	676,513
Shares repurchased	(11,565,163)	(104,319,666)	(3,005,531)	(52,983,643)	(8,477,539)	(194,285,079)	(5,852,161)	(165,599,072)

	(2,390,261)	(20,971,824)	4,724,812	86,036,072	5,700,408	133,169,660	4,138,821	119,178,343

Class B Shares
Shares sold	465,188	4,188,139	811,526	14,113,018	1,549,236	35,074,199	685,964	18,488,288
Reinvestments of dividends and distributions	8,442	74,965	27,324	462,368	80,945	1,819,650	2,738	71,300
Shares repurchased	(344,334)	(3,022,759)	(844,778)	(14,444,587)	(951,499)	(21,439,976)	(651,455)	(16,991,084)

	129,296	1,240,345	(5,928)	130,799	678,682	15,453,873	37,247	1,568,504

Class C Shares
Shares sold	934,871	8,586,148	468,535	8,234,670	982,760	22,241,208	1,053,573	28,756,636
Reinvestments of dividends and distributions	2,943	26,167	3,259	55,053	39,029	873,470	1,649	42,902
Shares repurchased	(345,629)	(3,108,642)	(487,563)	(8,509,063)	(516,804)	(11,555,496)	(426,942)	(11,296,003)

	592,185	5,503,673	(15,769)	(219,340)	504,985	11,559,182	628,280	17,503,535

Institutional Shares
Shares sold	4,397,428	40,990,478	2,917	52,461	3,197,047	73,316,945	1,516,237	45,188,359
Reinvestments of dividends and distributions	57,990	525,964	3,508	61,739	298,844	6,813,640	10,532	292,156
Shares repurchased	(3,127,008)	(28,921,579)	(69,643)	(1,299,942)	(3,672,143)	(84,264,350)	(1,284,681)	(36,139,648)

	1,328,410	12,594,863	(63,218)	(1,185,742)	(176,252)	(4,133,765)	242,088	9,340,867

Service Shares
Shares sold	—	—	25,015	438,666	102,868	2,347,650	80,506	2,288,226
Reinvestments of dividends and distributions	1	14	2,391	41,577	2,171	49,219	60	1,625
Shares repurchased	—	—	(125,623)	(2,314,638)	(24,098)	(555,979)	(78,829)	(2,213,594)

	1	14	(98,217)	(1,834,395)	80,941	1,840,890	1,737	76,257

NET INCREASE (DECREASE)	(340,369)	$(1,632,929)	4,541,680	$82,927,394	6,788,764	$157,889,840	5,048,173	$147,667,506

45

 GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset	Net
	value,	investment		Net realized	Total from	From net
	beginning	income		and unrealized	investment	investment
	of period	(loss)(c)		gain (loss)	operations	income

FOR THE YEARS ENDED AUGUST 31,

2004 - Class A Shares	$9.86	$0.08		$1.95	$2.03	$(0.09)
2004 - Class B Shares	9.66	—	(d)	1.91	1.91	(0.03)
2004 - Class C Shares	9.67	—	(d)	1.90	1.90	(0.04)
2004 - Institutional Shares	9.95	0.12		1.96	2.08	(0.13)
2004 - Service Shares	9.91	0.06		1.96	2.02	(0.13)

2003 - Class A Shares	9.24	0.08		0.63	0.71	(0.09)
2003 - Class B Shares	9.11	0.01		0.61	0.62	(0.07)
2003 - Class C Shares	9.11	0.01		0.62	0.63	(0.07)
2003 - Institutional Shares	9.29	0.12		0.64	0.76	(0.10)
2003 - Service Shares	9.29	0.08		0.63	0.71	(0.09)

2002 - Class A Shares	10.21	0.08		(1.01)	(0.93)	(0.04)
2002 - Class B Shares	10.10	—	(d)	(0.99)	(0.99)	—
2002 - Class C Shares	10.10	—	(d)	(0.99)	(0.99)	—
2002 - Institutional Shares	10.24	0.12		(1.01)	(0.89)	(0.06)
2002 - Service Shares	10.23	0.08		(1.00)	(0.92)	(0.02)

2001 - Class A Shares	10.39	0.08		(0.20)	(0.12)	(0.06)
2001 - Class B Shares	10.33	(0.01)		(0.19)	(0.20)	(0.03)
2001 - Class C Shares	10.32	(0.01)		(0.19)	(0.20)	(0.02)
2001 - Institutional Shares	10.40	0.12		(0.20)	(0.08)	(0.08)
2001 - Service Shares	10.38	0.08		(0.20)	(0.12)	(0.03)
FOR THE PERIOD ENDED AUGUST 31,

2000 - Class A Shares (commenced Dec. 15, 1999)	10.00	0.06		0.33	0.39	—
2000 - Class B Shares (commenced Dec. 15, 1999)	10.00	—	(d)	0.33	0.33	—
2000 - Class C Shares (commenced Dec. 15, 1999)	10.00	0.01		0.31	0.32	—
2000 - Institutional Shares (commenced Dec. 15, 1999)	10.00	0.09		0.31	0.40	—
2000 - Service Shares (commenced Dec. 15, 1999)	10.00	0.07		0.31	0.38	—

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Less than $0.005 per share.

46     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$11.80	20.71%	$291,795	1.25%		0.68%		1.28%		0.65%		72%
11.54	19.76	17,069	2.00		(0.07)		2.03		(0.10)		72
11.53	19.74	14,601	2.00		(0.07)		2.03		(0.10)		72
11.90	21.07	158,316	0.85		1.07		0.88		1.04		72
11.80	20.51	134	1.35		0.48		1.38		0.45		72

9.86	7.77	224,605	1.26		0.91		1.30		0.87		78
9.66	6.92	13,740	2.01		0.16		2.05		0.12		78
9.67	7.03	10,417	2.01		0.15		2.05		0.11		78
9.95	8.27	96,895	0.86		1.31		0.90		1.27		78
9.91	7.74	2	1.36		0.82		1.40		0.78		78

9.24	(9.12)	232,501	1.26		0.80		1.32		0.74		91
9.11	(9.80)	11,772	2.01		0.04		2.07		(0.02)		91
9.11	(9.80)	4,420	2.01		0.05		2.07		(0.01)		91
9.29	(8.73)	78,146	0.86		1.19		0.92		1.13		91
9.29	(9.03)	1	1.36		0.84		1.42		0.78		91

10.21	(1.21)	123,013	1.25		0.73		1.83		0.15		69
10.10	(1.98)	8,830	2.00		(0.06)		2.58		(0.64)		69
10.10	(1.96)	3,636	2.00		(0.05)		2.58		(0.63)		69
10.24	(0.81)	50,740	0.85		1.09		1.43		0.51		69
10.23	(1.17)	2	1.35		0.80		1.93		0.22		69

10.39	3.90	7,181	1.25	(b)	0.84	(b)	3.30	(b)	(1.21	)(b)	67
10.33	3.30	1,582	2.00	(b)	0.06	(b)	4.05	(b)	(1.99	)(b)	67
10.32	3.20	850	2.00	(b)	0.15	(b)	4.05	(b)	(1.90	)(b)	67
10.40	4.00	16,155	0.85	(b)	1.31	(b)	2.90	(b)	(0.74	)(b)	67
10.38	3.80	2	1.35	(b)	0.95	(b)	3.40	(b)	(1.10	)(b)	67

The accompanying notes are an integral part of these financial statements.      47

 GOLDMAN SACHS GROWTH AND INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
	of year	(loss)(b)	gain (loss)	operations	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2004 - Class A Shares	$19.22	$0.22	$3.67	$3.89	$(0.23)	$—	$(0.23)
2004 - Class B Shares	18.72	0.05	3.58	3.63	(0.08)	—	(0.08)
2004 - Class C Shares	18.67	0.05	3.57	3.62	(0.08)	—	(0.08)
2004 - Institutional Shares	19.44	0.31	3.72	4.03	(0.32)	—	(0.32)
2004 - Service Shares	19.19	0.19	3.68	3.87	(0.19)	—	(0.19)

2003 - Class A Shares	18.01	0.25	1.21	1.46	(0.25)	—	(0.25)
2003 - Class B Shares	17.55	0.12	1.17	1.29	(0.12)	—	(0.12)
2003 - Class C Shares	17.51	0.12	1.16	1.28	(0.12)	—	(0.12)
2003 - Institutional Shares	18.22	0.33	1.21	1.54	(0.32)	—	(0.32)
2003 - Service Shares	17.98	0.23	1.21	1.44	(0.23)	—	(0.23)

2002 - Class A Shares	19.66	0.18	(1.69)	(1.51)	(0.14)	—	(0.14)
2002 - Class B Shares	19.23	0.04	(1.65)	(1.61)	(0.07)	—	(0.07)
2002 - Class C Shares	19.19	0.04	(1.65)	(1.61)	(0.07)	—	(0.07)
2002 - Institutional Shares	19.84	0.22	(1.66)	(1.44)	(0.18)	—	(0.18)
2002 - Service Shares	19.63	0.16	(1.68)	(1.52)	(0.13)	—	(0.13)

2001 - Class A Shares	24.78	0.01	(5.13)	(5.12)	—	—	—
2001 - Class B Shares	24.42	(0.15)	(5.04)	(5.19)	—	—	—
2001 - Class C Shares	24.37	(0.15)	(5.03)	(5.18)	—	—	—
2001 - Institutional Shares	24.91	0.11	(5.18)	(5.07)	—	—	—
2001 - Service Shares	24.77	(0.01)	(5.13)	(5.14)	—	—	—

2000 - Class A Shares	24.68	0.07	1.44	1.51	(0.08)	(1.33)	(1.41)
2000 - Class B Shares	24.46	(0.10)	1.42	1.32	(0.03)	(1.33)	(1.36)
2000 - Class C Shares	24.41	(0.09)	1.40	1.31	(0.02)	(1.33)	(1.35)
2000 - Institutional Shares	24.72	0.16	1.49	1.65	(0.13)	(1.33)	(1.46)
2000 - Service Shares	24.68	0.05	1.44	1.49	(0.07)	(1.33)	(1.40)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

48     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	income (loss)	Portfolio
value, end	Total	year	to average	to average	to average	to average	turnover
of year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

$22.88	20.27%	$637,130	1.19%	1.02%	1.21%	1.00%	54%
22.27	19.38	93,367	1.94	0.27	1.96	0.25	54
22.21	19.40	12,159	1.94	0.27	1.96	0.25	54
23.15	20.75	4,659	0.79	1.43	0.81	1.41	54
22.87	20.14	1,204	1.29	0.94	1.31	0.92	54

19.22	8.25	401,439	1.20	1.42	1.24	1.38	55
18.72	7.43	81,765	1.95	0.68	1.99	0.64	55
18.67	7.39	9,661	1.95	0.68	1.99	0.64	55
19.44	8.63	3,615	0.80	1.83	0.84	1.79	55
19.19	8.14	2,191	1.30	1.33	1.34	1.29	55

18.01	(7.74)	291,151	1.20	0.95	1.22	0.93	89
17.55	(8.42)	76,772	1.95	0.19	1.97	0.17	89
17.51	(8.42)	9,336	1.95	0.21	1.97	0.19	89
18.22	(7.36)	4,539	0.80	1.12	0.82	1.10	89
17.98	(7.80)	3,819	1.30	0.83	1.32	0.81	89

19.66	(20.66)	355,205	1.19	0.07	1.21	0.05	40
19.23	(21.25)	98,747	1.94	(0.68)	1.96	(0.70)	40
19.19	(21.22)	10,360	1.94	(0.68)	1.96	(0.70)	40
19.84	(20.32)	28,201	0.79	0.49	0.81	0.47	40
19.63	(20.75)	5,581	1.29	(0.03)	1.31	(0.05)	40

24.78	6.48	576,354	1.18	0.31	1.18	0.31	87
24.42	5.70	155,527	1.93	(0.41)	1.93	(0.41)	87
24.37	5.67	15,746	1.93	(0.40)	1.93	(0.40)	87
24.91	7.05	28,543	0.78	0.69	0.78	0.69	87
24.77	6.40	7,926	1.28	0.20	1.28	0.20	87

The accompanying notes are an integral part of these financial statements.      49

 GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
	of year	(loss)(b)	gain	operations	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2004 - Class A Shares	$25.37	$0.11	$5.51	$5.62	$(0.17)	$—	$(0.17)
2004 - Class B Shares	24.92	(0.11)	5.42	5.31	—	—	—
2004 - Class C Shares	24.81	(0.11)	5.40	5.29	(0.02)	—	(0.02)
2004 - Institutional Shares	25.49	0.23	5.53	5.76	(0.24)	—	(0.24)
2004 - Service Shares	25.26	0.09	5.51	5.60	(0.18)	—	(0.18)

2003 - Class A Shares	24.17	0.19	1.65	1.84	(0.14)	(0.50)	(0.64)
2003 - Class B Shares	23.80	0.02	1.62	1.64	(0.02)	(0.50)	(0.52)
2003 - Class C Shares	23.73	0.02	1.60	1.62	(0.04)	(0.50)	(0.54)
2003 - Institutional Shares	24.24	0.29	1.66	1.95	(0.20)	(0.50)	(0.70)
2003 - Service Shares	24.12	0.17	1.65	1.82	(0.18)	(0.50)	(0.68)

2002 - Class A Shares	24.34	0.18	0.45	0.63	(0.18)	(0.62)	(0.80)
2002 - Class B Shares	24.01	(0.01)	0.45	0.44	(0.03)	(0.62)	(0.65)
2002 - Class C Shares	23.98	(0.01)	0.45	0.44	(0.07)	(0.62)	(0.69)
2002 - Institutional Shares	24.35	0.27	0.45	0.72	(0.21)	(0.62)	(0.83)
2002 - Service Shares	24.14	0.16	0.44	0.60	—	(0.62)	(0.62)

2001 - Class A Shares	19.88	0.24	4.37	4.61	(0.15)	—	(0.15)
2001 - Class B Shares	19.69	0.06	4.33	4.39	(0.07)	—	(0.07)
2001 - Class C Shares	19.67	0.06	4.33	4.39	(0.08)	—	(0.08)
2001 - Institutional Shares	19.86	0.33	4.36	4.69	(0.20)	—	(0.20)
2001 - Service Shares	19.73	0.21	4.34	4.55	(0.14)	—	(0.14)

2000 - Class A Shares	18.42	0.20	1.38	1.58	(0.12)	—	(0.12)
2000 - Class B Shares	18.23	0.06	1.40	1.46	—	—	—
2000 - Class C Shares	18.24	0.06	1.37	1.43	—	—	—
2000 - Institutional Shares	18.45	0.27	1.36	1.63	(0.22)	—	(0.22)
2000 - Service Shares	18.31	0.18	1.35	1.53	(0.11)	—	(0.11)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.

50     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

					Ratios assuming no
					expense reductions

		Net assets,	Ratio of	Ratio of net	Ratio of	Ratio of net
Net asset		end of	net expenses	investment income	total expenses	investment income	Portfolio
value, end	Total	year	to average	(loss) to average	to average	(loss) to average	turnover
of year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

$30.82	22.24%	$915,091	1.24%	0.37%	1.24%	0.37%	71%
30.23	21.31	148,555	1.99	(0.38)	1.99	(0.38)	71
30.08	21.35	96,007	1.99	(0.37)	1.99	(0.37)	71
31.01	22.71	537,533	0.84	0.78	0.84	0.78	71
30.68	22.27	13,997	1.34	0.30	1.34	0.30	71

25.37	7.88	504,693	1.25	0.83	1.25	0.83	80
24.92	7.09	110,569	2.00	0.09	2.00	0.09	80
24.81	7.07	53,835	2.00	0.09	2.00	0.09	80
25.49	8.34	330,827	0.85	1.24	0.85	1.24	80
25.26	7.83	3,008	1.35	0.72	1.35	0.72	80

24.17	2.67	342,976	1.27	0.72	1.27	0.72	92
23.80	1.90	89,434	2.02	(0.04)	2.02	(0.04)	92
23.73	1.87	39,498	2.02	(0.03)	2.02	(0.03)	92
24.24	3.05	318,916	0.87	1.11	0.87	1.11	92
24.12	2.55	921	1.37	0.63	1.37	0.63	92

24.34	23.29	96,568	1.29	1.05	1.32	1.02	101
24.01	22.33	42,813	2.04	0.28	2.07	0.25	101
23.98	22.37	16,094	2.04	0.28	2.07	0.25	101
24.35	23.75	247,212	0.89	1.43	0.92	1.40	101
24.14	23.17	256	1.39	0.94	1.42	0.91	101

19.88	8.70	39,142	1.29	1.11	1.34	1.06	83
19.69	8.01	22,284	2.04	0.35	2.09	0.30	83
19.67	7.84	5,720	2.04	0.32	2.09	0.27	83
19.86	9.08	158,188	0.89	1.51	0.94	1.46	83
19.73	8.48	206	1.39	1.03	1.44	0.98	83

The accompanying notes are an integral part of these financial statements.      51

 GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
	of year	(loss)(b)	gain (loss)	operations	income	gains	distributions

FOR THE YEARS ENDED AUGUST 31,

2004 - Class A Shares	$33.77	$(0.16)	$6.29	$6.13	$—	$(0.65)	$(0.65)
2004 - Class B Shares	31.99	(0.43)	5.95	5.52	—	(0.65)	(0.65)
2004 - Class C Shares	31.96	(0.43)	5.96	5.53	—	(0.65)	(0.65)
2004 - Institutional Shares	34.35	(0.01)	6.40	6.39	—	(0.65)	(0.65)
2004 - Service Shares	33.48	(0.21)	6.24	6.03	—	(0.65)	(0.65)

2003 - Class A Shares	27.79	— (c)	6.03	6.03	(0.02)	(0.03)	(0.05)
2003 - Class B Shares	26.50	(0.19)	5.71	5.52	—	(0.03)	(0.03)
2003 - Class C Shares	26.48	(0.20)	5.71	5.51	—	(0.03)	(0.03)
2003 - Institutional Shares	28.25	0.12	6.13	6.25	(0.12)	(0.03)	(0.15)
2003 - Service Shares	27.56	(0.02)	5.97	5.95	—	(0.03)	(0.03)

2002 - Class A Shares	28.55	0.09	(0.76)	(0.67)	(0.09)	—	(0.09)
2002 - Class B Shares	27.35	(0.12)	(0.73)	(0.85)	—	—	—
2002 - Class C Shares	27.38	(0.13)	(0.77)	(0.90)	—	—	—
2002 - Institutional Shares	28.98	0.21	(0.76)	(0.55)	(0.18)	—	(0.18)
2002 - Service Shares	28.43	0.05	(0.74)	(0.69)	(0.18)	—	(0.18)

2001 - Class A Shares	23.21	0.15	5.19	5.34	—	—	—
2001 - Class B Shares	22.40	(0.04)	4.99	4.95	—	—	—
2001 - Class C Shares	22.42	(0.04)	5.00	4.96	—	—	—
2001 - Institutional Shares	23.47	0.25	5.26	5.51	—	—	—
2001 - Service Shares	23.13	0.13	5.17	5.30	—	—	—

2000 - Class A Shares	19.80	0.01	3.40	3.41	—	—	—
2000 - Class B Shares	19.27	(0.13)	3.26	3.13	—	—	—
2000 - Class C Shares	19.28	(0.12)	3.26	3.14	—	—	—
2000 - Institutional Shares	19.95	0.10	3.42	3.52	—	—	—
2000 - Service Shares	19.76	0.01	3.36	3.37	—	—	—

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.

52     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	income (loss)	Portfolio
value, end	Total	year	to average	to average	to average	to average	turnover
of year	return(a)	(in 000s)	net assets	net assets	net assets	net assets	rate

$39.25	18.30%	$920,309	1.49%	(0.43)%	1.49%	(0.43)%	57%
36.86	17.40	114,169	2.24	(1.17)	2.24	(1.17)	57
36.84	17.45	127,560	2.24	(1.18)	2.24	(1.18)	57
40.09	18.76	332,947	1.09	(0.04)	1.09	(0.04)	57
38.86	18.16	19,131	1.59	(0.55)	1.59	(0.55)	57

33.77	21.75	592,863	1.51	0.01	1.52	0.00	58
31.99	20.84	93,528	2.26	(0.71)	2.27	(0.72)	58
31.96	20.82	76,112	2.26	(0.74)	2.27	(0.75)	58
34.35	22.22	117,968	1.11	0.43	1.12	0.42	58
33.48	21.60	4,100	1.61	(0.09)	1.62	(0.10)	58

27.79	(2.34)	372,900	1.51	0.32	1.53	0.30	75
26.50	(3.11)	76,494	2.26	(0.43)	2.28	(0.45)	75
26.48	(3.29)	46,416	2.26	(0.46)	2.28	(0.48)	75
28.25	(1.91)	90,177	1.11	0.71	1.13	0.69	75
27.56	(2.43)	3,326	1.61	0.17	1.63	0.15	75

28.55	23.01	244,860	1.50	0.59	1.60	0.49	93
27.35	22.10	48,939	2.25	(0.16)	2.35	(0.26)	93
27.38	22.07	18,140	2.25	(0.16)	2.35	(0.26)	93
28.98	23.48	46,211	1.10	0.97	1.20	0.87	93
28.43	22.91	1,006	1.60	0.47	1.70	0.37	93

23.21	17.22	157,791	1.50	0.07	1.57	—	75
22.40	16.24	29,199	2.25	(0.68)	2.32	(0.75)	75
22.42	16.34	8,428	2.25	(0.65)	2.32	(0.72)	75
23.47	17.64	26,445	1.10	0.49	1.17	0.42	75
23.13	17.05	83	1.60	0.03	1.67	(0.04)	75

The accompanying notes are an integral part of these financial statements.      53

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Goldman Sachs Trust — Value Equity Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs Large Cap Value Fund, Growth and Income Fund, Mid Cap Value Fund and Small Cap Value Fund, (collectively “the Value Equity Funds”), portfolios of the Goldman Sachs Trust, at August 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Value Equity Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 27, 2004

54

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PROXY CARD	PROXY CARD

EXPEDITION FUNDS

SPECIAL MEETING OF SHAREHOLDERS – FEBRUARY 24, 2005

999 999 999 999 99	ß

FUND NAME PRINTS HERE

The undersigned hereby appoints James Ndiaye and Anthony Burkhardt (the “Proxies”), and each of them, attorneys and Proxies of the undersigned, each with power of substitution and resubstitution, to attend, vote and act for the undersigned at the Special Meeting of Shareholders of the Expedition Funds to be held at the offices of Expedition Funds’ administrator, SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456 at 10:00 a.m. (Eastern Time) on February 24, 2005, and at any adjournment or adjournments thereof (the “Meeting”). The Proxies will cast votes according to the number of shares of the above-referenced Expedition Fund which the undersigned may be entitled to vote with respect to the proposal set forth on the reverse side, in accordance with the specification indicated, if any, and with all the powers which the undersigned would possess if personally present. The undersigned hereby revokes any prior proxy to vote at such Meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or either of them, may lawfully do by virtue thereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE COMBINED PROXY STATEMENT/PROSPECTUS, DATED JANUARY 1, 2005.

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This proxy is solicited by the Board of Trustees of the Expedition Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy card will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote “FOR” the proposal. In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the Meeting.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSAL.

	FOR	AGAINST	ABSTAIN
1.

To approve the Agreement and Plan of Reorganization, attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates (a) the transfer of all of the assets and liabilities (except those explicitly excluded as provided in the Agreement and Plan of Reorganization) of the Expedition Equity Fund to the Goldman Sachs CORESM U.S. Equity Fund of Goldman Sachs Trust (the “Corresponding Goldman Fund”) in exchange for shares of the Corresponding Goldman Fund; (b) the distribution of the shares of the Corresponding Goldman Fund to shareholders of the Expedition Equity Fund in liquidation of the Expedition Equity Fund; and (c) deregistration of Expedition as an investment company under the Investment Company Act of 1940, as amended, and Expedition’s termination as a Massachusetts business trust under Massachusetts law.

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ê	ê

This proxy is solicited by the Board of Trustees of the Expedition Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy card will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote “FOR” the proposal. In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the Meeting.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSAL.

	FOR	AGAINST	ABSTAIN
1.

To approve the Agreement and Plan of Reorganization, attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates (a) the transfer of all of the assets and liabilities (except those explicitly excluded as provided in the Agreement and Plan of Reorganization) of the Expedition Equity Income Fund to the Goldman Sachs Growth and Income Fund of Goldman Sachs Trust (the “Corresponding Goldman Fund”) in exchange for shares of the Corresponding Goldman Fund; (b) the distribution of the shares of the Corresponding Goldman Fund to shareholders of the Expedition Equity Income Fund in liquidation of the Expedition Equity Income Fund; and (c) deregistration of Expedition as an investment company under the Investment Company Act of 1940, as amended, and Expedition’s termination as a Massachusetts business trust under Massachusetts law.

	☐	☐	☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

ê	Equity Income - mm	ê

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND PROMPTLY RETURN YOUR PROXY CARD

IN THE ENCLOSED ENVELOPE TODAY

Please fill in a box as shown using black or blue ink or number 2 pencil.   ☒

PLEASE DO NOT USE FINE POINT PENS.

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This proxy is solicited by the Board of Trustees of the Expedition Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy card will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote “FOR” the proposal. In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the Meeting.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSAL.

	FOR	AGAINST	ABSTAIN
1.

To approve the Agreement and Plan of Reorganization, attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates (a) the transfer of all of the assets and liabilities (except those explicitly excluded as provided in the Agreement and Plan of Reorganization) of the Expedition Investment Grade Bond Fund to the Goldman Sachs Core Fixed Income Fund of Goldman Sachs Trust (the “Corresponding Goldman Fund”) in exchange for shares of the Corresponding Goldman Fund; (b) the distribution of the shares of the Corresponding Goldman Fund to shareholders of the Expedition Investment Grade Bond Fund in complete liquidation of the Expedition Investment Grade Bond Fund; and (c) deregistration of Expedition as an investment company under the Investment Company Act of 1940, as amended, and Expedition’s termination as a Massachusetts business trust under Massachusetts law.

	☐	☐	☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

ê	Investment Grade Bond - mm	ê

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND PROMPTLY RETURN YOUR PROXY CARD

IN THE ENCLOSED ENVELOPE TODAY

Please fill in a box as shown using black or blue ink or number 2 pencil.   ☒

PLEASE DO NOT USE FINE POINT PENS.

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This proxy is solicited by the Board of Trustees of the Expedition Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy card will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote “FOR” the proposal. In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the Meeting.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSAL.

	FOR	AGAINST	ABSTAIN
1.

To approve the Agreement and Plan of Reorganization, attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates (a) the transfer of all of the assets and liabilities (except those explicitly excluded as provided in the Agreement and Plan of Reorganization) of the Expedition Tax-Free Investment Grade Bond Fund to the Goldman Sachs Municipal Income Fund of Goldman Sachs Trust (the “Corresponding Goldman Fund”) in exchange for shares of the Corresponding Goldman Fund; (b) the distribution of the shares of the Corresponding Goldman Fund to shareholders of the Expedition Tax-Free Investment Grade Bond Fund in complete liquidation of the Expedition Tax-Free Investment Grade Bond Fund; and (c) deregistration of Expedition as an investment company under the Investment Company Act of 1940, as amended, and Expedition’s termination as a Massachusetts business trust under Massachusetts law.

	☐	☐	☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

ê	Tax-Free Investment Grade Bond - mm	ê

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND PROMPTLY RETURN YOUR PROXY CARD

IN THE ENCLOSED ENVELOPE TODAY

Please fill in a box as shown using black or blue ink or number 2 pencil.   ☒

PLEASE DO NOT USE FINE POINT PENS.

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This proxy is solicited by the Board of Trustees of the Expedition Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy card will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote “FOR” the proposal. In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the Meeting.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSAL.

	FOR	AGAINST	ABSTAIN
1.

To approve the Agreement and Plan of Reorganization, attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates (a) the transfer of all of the assets and liabilities (except those explicitly excluded as provided in the Agreement and Plan of Reorganization) of the Expedition Money Market Fund to the Goldman Sachs Financial Square Prime Obligations Fund of Goldman Sachs Trust (the “Corresponding Goldman Fund”) in exchange for shares of the Corresponding Goldman Fund; (b) the distribution of the shares of the Corresponding Goldman Fund to shareholders of the Expedition Money Market Fund in complete liquidation of the Expedition Money Market Fund; and (c) deregistration of Expedition as an investment company under the Investment Company Act of 1940, as amended, and Expedition’s termination as a Massachusetts business trust under Massachusetts law.

	☐	☐	☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

ê	Money Market - mm	ê

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND PROMPTLY RETURN YOUR PROXY CARD

IN THE ENCLOSED ENVELOPE TODAY

Please fill in a box as shown using black or blue ink or number 2 pencil.   ☒

PLEASE DO NOT USE FINE POINT PENS.

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This proxy is solicited by the Board of Trustees of the Expedition Funds, which unanimously recommends that you vote in favor of the proposal.

Please sign, date and return the proxy card promptly using the enclosed envelope. Every properly signed proxy card will be voted in the manner specified hereon and, in the absence of specification, will be treated as granting authority to vote “FOR” the proposal. In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the Meeting.

THIS PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSAL.

	FOR	AGAINST	ABSTAIN
1.

To approve the Agreement and Plan of Reorganization, attached to the Combined Proxy Statement/Prospectus for the Meeting, which provides for and contemplates (a) the transfer of all of the assets and liabilities (except those explicitly excluded as provided in the Agreement and Plan of Reorganization) of the Expedition Tax-Free Money Market Fund to the Goldman Sachs Financial Square Tax-Free Money Market Fund of Goldman Sachs Trust (the “Corresponding Goldman Fund”) in exchange for shares of the Corresponding Goldman Fund; (b) the distribution of the shares of the Corresponding Goldman Fund to shareholders of the Expedition Tax-Free Money Market Fund in liquidation of the Expedition Tax-Free Money Market Fund; and (c) deregistration of Expedition as an investment company under the Investment Company Act of 1940, as amended, and Expedition’s termination as a Massachusetts business trust under Massachusetts law.

	☐	☐	☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

ê	Tax-Free Money Market - mm	ê